Registration No. 333-197214
811-02091

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 4

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 222

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 362-2384
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Depositor's Telephone Number, including Area Code

Doug Hodgson
The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Principal Pivot Series Variable AnnuitySM

It is proposed that this filing will become effective (check appropriate box)
_____    immediately upon filing pursuant to paragraph (b) of Rule 485
__X _    on May 1, 2016 pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Principal Pivot Series Variable AnnuitySM
Prospectus dated May 1, 2016

This prospectus describes Principal Pivot Series Variable AnnuitySM, an individual flexible premium deferred variable annuity (the “Contract”) issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) through Principal Life Insurance Company Separate Account B (“Separate Account”).
This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (the "SAI") dated May 1, 2016, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Principal Pivot Series Variable Annuity SM , Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.
These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You may allocate your investment in the Contract among the Separate Account divisions. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown below.
Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.
For any administrative questions, you may contact us by writing or calling: Principal Pivot Series Variable AnnuitySM, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450.
This prospectus describes all material features of the Contract and any material differences due to state variations.

The following underlying mutual funds are available under the Contract:

ALPS Variable Insurance Trust — Class III	Invesco Variable Insurance Funds — Series II
• ALPS/Red Rocks Listed Private Equity Portfolio	• Balanced-Risk Allocation Fund
American Century Variable Portfolios, Inc.	• Global Health Care Fund
• Inflation Protection Fund — Class II	• International Growth Fund
• Value Fund — Class II	Janus Aspen Series — Service Shares
American Funds Insurance Series	• Flexible Bond Portfolio
• Asset Allocation Fund — Class 4	MFS Variable Insurance Trust — Service Class
• Blue Chip Income & Growth Fund — Class 4	• International Value Portfolio
• Global Small Capitalization Fund — Class 4	• New Discovery Series
• Managed Risk Asset Allocation Fund — Class P2	• Utilities Series
• Managed Risk Growth Fund — Class P2	Neuberger Berman Advisors Management Trust — Class S
• Managed Risk International Fund — Class P2	• Mid-Cap Growth Portfolio
• New World Fund — Class 4	PIMCO Variable Insurance Trust
BlackRock Variable Insurance Funds — Class III	• All Asset Portfolio — Advisor Class(1)
• Global Allocation V.I. Fund	• CommodityRealReturn Strategy Portfolio — Class M
• iShares Alternative Strategies V.I.	• High Yield Portfolio — Administrative Class
• iShares Dynamic Allocation V.I.	• Low Duration Portfolio — Advisor Class
• iShares Dynamic Fixed Income V.I.	• Total Return Portfolio — Administrative Class
• iShares Equity Appreciation V.I.	Principal Variable Contracts Funds — Class 2
• Value Opportunities V.I. Fund	• Core Plus Bond Account
Calvert Variable Products — Class F	• Diversified Balanced Managed Volatility Account(1)
• EAFE International Index Portfolio	• Diversified Growth Managed Volatility Account(1)
• Russell 2000 Small Cap Index Portfolio	• Diversified International Account
• S&P MidCap 400 Index Portfolio	• Equity Income Account
ClearBridge Variable — Class II	• Government & High Quality Bond Account
• Small Cap Growth Portfolio	• Income Account
Columbia VP — Class 2	• International Emerging Markets Account
• Limited Duration Credit Fund	• LargeCap Growth Account
• Small Cap Value Fund	• LargeCap Growth Account I
Delaware Variable Insurance Products — Service Class	• LargeCap S&P 500 Index Account
• Limited Term Diversified Income Series	• LargeCap Value
Deutsche Variable Insurance Portfolio	• Multi-Asset Income Account(1)(3)
• Alternative Asset Allocation VIP — Class B(1)	• Principal Capital Appreciation Account
• Equity 500 Index VIP — Class B2	• Principal LifeTime 2020 Account(1)
• Small MidCap Value VIP — Class B	• Principal LifeTime 2030 Account(1)
Dreyfus Investment Portfolios — Service Shares	• Principal LifeTime 2040 Account(1)
• MidCap Stock Portfolio	• Principal LifeTime 2050 Account(1)
Fidelity Variable Insurance Products — Service Class 2	• Real Estate Securities Account
• Contrafund® Portfolio	• Short-Term Income Account
• Government Money Market Portfolio(2)	• SmallCap Account
• MidCap Portfolio	• Strategic Asset Management Balanced Portfolio(1)
• Overseas Portfolio	• Strategic Asset Management Conservative Balanced Portfolio(1)
Franklin Templeton Variable Insurance Products Trust	• Strategic Asset Management Conservative Growth Portfolio(1)
• Franklin Global Real Estate VIP Fund — Class 2	• Strategic Asset Management Flexible Income Portfolio(1)
• Franklin Rising Dividends VIP Fund — Class 4	• Strategic Asset Management Strategic Growth Portfolio(1)
• Templeton Global Bond VIP Fund — Class 4	Rydex Variable Insurance
Goldman Sachs Variable Insurance Trust — Service Shares	• Basic Materials Fund
• MidCap Value Fund	• Commodities Strategy Fund
• Multi-Strategy Alternatives Portfolio(1)	• NASDAQ 100 Fund
• SmallCap Equity Insights Fund	The Merger Fund VL
Guggenheim Investments Variable Insurance Funds	• The Merger Fund VL
• Global Managed Futures Strategy Fund	VanEck VIP Global Insurance Trust — Class S Shares
• Long Short Equity Fund	• Global Hard Assets Fund
• Multi-Hedge Strategies Fund
• Series F (Guggenheim Floating Rate Strategies Series)
• Series M (Guggenheim Macro Opportunities Series)

(1)	This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.

(2)	All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.

(3)	Investment option will be available May 21, 2016.

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An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers. In addition, some optional features may restrict your ability to elect certain other optional features. For further details, please contact us at 1-800-852-4450.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference. This prospectus is not an offer to sell or solicitation of an offer to buy the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

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GLOSSARY
The terms defined below are used throughout this prospectus.
accumulated value – the sum of the values in the Separate Account divisions.
anniversary(ies) – the same day and month of each year following the contract issue date.
annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment and deferred income payment, as applicable, is based. This person may or may not be the owner.
annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.
annuitization date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) – the transfer of money among your Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.
cash surrender value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
contract issue date – the date the Contract becomes effective and is used to determine contract years.
contract year – the one-year period beginning on the contract issue date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract issue date is February 5, 2015, the first contract year ends on February 4, 2016, and the first contract anniversary falls on February 5, 2016).
data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the contract issue date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.
deferred income transfers – moving a portion of your accumulated value to purchase a deferred income payment option.
Free Surrender Amount – the amount that can be surrendered without surrender charges.
good order – an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.
home office – Company’s corporate headquarters located at Principal Financial Group, Des Moines, Iowa 50392-1770.
inactive contract status – this status applies when at least one deferred income transfer has been made and the Contract accumulated value is reduced to zero. Except for the Deferred Income Rider and its benefits, all other rights and benefits under the Contract (including death benefits) end, and no additional premium payments will be accepted.
investment options – the Separate Account divisions.
joint annuitant – an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.
joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.
non-qualified contract – a contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.

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notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P.O. Box 9382
Des Moines, Iowa 50306-9382
owner – owns all the rights and privileges of this Contract (includes a joint owner, if any). If the owner is not a natural person, the owner must be an entity with its own taxpayer identification number.
premium payments – the total amount you contributed to the Contract.
qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Required Minimum Distribution (“RMD”) amount – the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.
Separate Account division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account division value – the sum of all divisions’ value; each division’s value is determined by multiplying the number of units in that division by the unit value of that division.
surrender charge – the charge deducted upon certain partial surrenders or total surrender of the Contract accumulated value before the annuitization date.
surrender value – accumulated value less any applicable surrender charge, rider fees, annual fee, transaction fees and any premium tax or other taxes.
transfer – moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.
underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
unit – the accounting measure used to determine your proportionate interest in a division.
unit value – a measure used to determine the value of an investment in a division.
valuation date (valuation days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.
we, our, us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
you, your – the owner of this Contract, including any joint owner.

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SUMMARY OF EXPENSE INFORMATION
The tables below describe the fees and expenses that you will pay when buying, owning and surrendering the Contract.
The following table describes the fees and expenses you will pay at the time you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses(1)
	Maximum	Current
Surrender charge without the No Surrender Charge Rider ("Liquidity Max") (as a percentage of amount surrendered)(2)	6%	6%
Surrender charge with Liquidity Max (as a percentage of amount surrendered)	0%	0%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%

(1)	For additional information about the fees and expenses described in the table, see 2. CHARGES AND DEDUCTIONS.

(2)	Surrender charge for contracts without Liquidity Max (as a percentage of amounts surrendered):

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

(3)
Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.

(4)
We do not currently assess premium taxes for any Contract issued, but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

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The following table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
	Maximum Annual Charge	Current Annual Charge
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value

Separate Account Annual Expenses
	Maximum Annual Charge	Current Annual Charge
Mortality and Expense Risks Charge (as a percentage of average daily Separate Account value)	1.15%	1.00%
Administration Charge (as a percentage of average daily Separate Account value)	0.30%	0.15%
Total Separate Account Annual Expense	1.45%	1.15%

Optional Riders(1)
	Maximum Annual Charge	Current Annual Charge
Liquidity Max (as a percentage of average daily Separate Account value)	0.55%	0.25%
Return of Premium Death Benefit Rider(2) (as a percentage of the average quarterly accumulated value)	0.35%	0.20%
Annual Step-up Death Benefit Rider(2) (as a percentage of the average quarterly accumulated value)	0.50%	0.35%

(1)	Not all riders may be available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state.
(2) You may only elect one of the death benefit riders. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. If a pension trust as described in Section 401(a) of the Internal Revenue Code is purchasing the Pivot Series Variable Annuity, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected.
This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2015
	Minimum	Maximum**
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)*	0.50%	6.43%

*
Some of the funds available are structured as a “fund of funds”. A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include all the fees and expenses of the funds that a fund of funds holds in its portfolio.

**
The investment adviser for certain underlying mutual funds may voluntarily reimburse or waive fund expenses. For more information about these arrangements, consult the prospectuses for the underlying mutual funds.

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EXAMPLES
The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.
Example 1
The example figures are based on a Contract with an expensive combination of optional features available under the Contract. This example reflects the maximum charges imposed if you were to purchase the Contract without Liquidity Max and the Annual Step-Up Death Benefit Rider and you surrender within 7 years of your contract issue date. The amounts below are calculated using the maximum rider fees and not the current rider fees. The example assumes:

•	a $10,000 premium payment to issue the Contract and no subsequent premium payments;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2015 (without voluntary waivers of fees by the underlying funds, if any);

•	no premium taxes are deducted.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (6.43%)	$1,342	$2,864	$4,137	$7,075	$822	$2,382	$3,840	$7,075	$822	$2,382	$3,840	$7,075
Minimum Total Underlying Mutual Fund Operating Expenses (0.50%)	$798	$1,331	$1,672	$2,714	$242	$744	$1,272	$2,714	$242	$744	$1,272	$2,714
Example 2
The example figures are based on a Contract with another expensive combination of optional features available under the Contract. This example reflects the maximum charges imposed if you were to purchase the Contract with Liquidity Max and the Annual Step-Up Death Benefit Rider and you do not surrender within 7 years of your contract issue date. The amounts below are calculated using the maximum rider fees and not the current rider fees. The example assumes:

•	a $10,000 premium payment to issue the Contract and no subsequent premium payments;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2015 (without voluntary waivers of fees by the underlying funds, if any);

•	no premium taxes are deducted.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (6.43%)	$876	$2,524	$4,046	$7,360	$876	$2,524	$4,046	$7,360	$876	$2,524	$4,046	$7,360
Minimum Total Underlying Mutual Fund Operating Expenses (0.50%)	$296	$905	$1,538	$3,235	$296	$905	$1,538	$3,235	$296	$905	$1,538	$3,235
For Condensed Financial Information, see Appendix A.

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SUMMARY
This prospectus describes an individual flexible premium deferred variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:

•	non-qualified retirement programs; and

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Individual Retirement Annuities (“IRA”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code (see 8. FEDERAL TAX MATTERS). The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. If a pension trust as described in Section 401(a) of the Internal Revenue Code is purchasing the Pivot Series Variable Annuity, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. There is a charge for the additional death benefit that is deducted quarterly.

For information on how to purchase the Contract, see 1. THE CONTRACT.
This section is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.
Investment Limitations

•	Initial premium payment must be at least $5,000 for non-qualified contracts.

•	Initial premium payment must be at least $2,000 for all other contracts.

•	Each subsequent premium payment must be at least $500.

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If you are a member of a retirement plan covering three or more persons and premium payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

•	The total sum of all premium payments may not be greater than $2,000,000 without prior home office approval.
You may allocate your net premium payments to the investment options. A complete list of the divisions may be found in 10. TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund. These underlying mutual fund prospectuses are bound together with this prospectus.
Examination Offer Period (free look)
You may return the Contract during the examination offer period, which is no less than 10 days from the date you receive the Contract. The examination offer period may be longer in certain states.

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The amount refunded will be a full refund of your accumulated value plus any Contract charges and premium taxes you paid unless state law (if applicable) requires otherwise. The underlying mutual fund fees and charges are not refunded to you as they are already factored into the Separate Account division value.

•	The amount refunded may be more or less than the premium payments made.
See 1. THE CONTRACT for additional information.
Transfers
During the accumulation period:

•	a dollar amount or percentage of transfer must be specified;

•	a transfer may occur on a scheduled or unscheduled basis.
Once the entire Contract accumulated value has been applied to an annuity payment option, transfers are not permitted.
See 1. THE CONTRACT and 3. TRANSFERS AND SURRENDERS for additional restrictions.

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Deferred Income Transfers
If your contract includes the Deferred Income Rider, you may make deferred income transfers.

•	Deferred income transfers are not allowed during the first two contract years.

•	Deferred income transfer values are calculated using the price next determined after we receive your request in good order.

•	Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.

•	Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.

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A deferred income transfer may be canceled by you within 10 days after receipt of the deferred income confirmation for that deferred income transfer. After these 10 days, you cannot access this amount except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.

See 4. DEFERRED INCOME RIDER for additional information.
Surrenders
During the accumulation period:

•	the gross dollar amount to be surrendered must be specified;

•	surrendered amounts may be subject to surrender charges:

•	for contracts without Liquidity Max, the maximum surrender charge is 6% of the amount(s) surrendered; or

•	for contracts with Liquidity Max there are no surrender charges for amounts surrendered;

•	full surrender of the Contract accumulated value may be subject to an annual Contract fee;

•
for contracts without Liquidity Max, if surrender charges are applicable, each partial surrender that is less than the Free Surrender Amount is not subject to a surrender charge (See 2. CHARGES AND DEDUCTIONS);

•	surrenders before age 59½ may involve an income tax penalty (See 8. FEDERAL TAX MATTERS); and

•	deferred income transfers are not subject to surrender charges (See 4. DEFERRED INCOME RIDER).
Surrenders are not allowed for any amounts that have been applied to an annuity benefit payment option or deferred income payment option.
See 3. TRANSFERS AND SURRENDERS for additional information.
Charges and Deductions

•	No sales charge is deducted from premium payments at the time received. However, the Contract may impose a surrender charge on surrenders greater than the Free Surrender Amount.

•	A contingent deferred surrender charge is imposed on certain total or partial surrenders.

•	Currently, an annual mortality and expense risks charge equal to 1.00% of amounts in the Separate Account divisions is imposed daily.

•	Currently, an annual Separate Account administration charge equal to 0.15% of amounts in the Separate Account divisions is imposed daily.

•	The following optional riders are available at an additional cost:

•
Liquidity Max ("No Surrender Charge Rider") – The current annual rider charge is 0.25% of the average daily accumulated value in the Separate Account divisions, deducted daily. The maximum annual rider charge is 0.55% of the average daily accumulated value in the Separate Account divisions, deducted daily.

•	Return of Premium Death Benefit Rider – The current annual rider charge is 0.20% of the average accumulated value, deducted quarterly. The maximum annual rider charge is 0.35%.

•	Annual Step-Up Death Benefit Rider – The current annual rider charge is 0.35% of the average accumulated value, deducted quarterly. The maximum annual rider charge is 0.50%.

•	There are underlying mutual fund expenses. More detailed information about the underlying mutual fund expenses may be found in the current prospectus for each underlying mutual fund.

•
Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, all the contracts you own or jointly own are aggregated on each contract’s anniversary to determine if the $30,000 minimum has been met and whether that contract will be charged.

•	Certain states and local governments impose a premium tax. We reserve the right to deduct the amount of the tax from premium payments or the accumulated value.
See 2. CHARGES AND DEDUCTIONS for additional information.

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Annuity Benefit Payments

•	You may choose from several fixed annuity benefit payment options which are described in 5. THE ANNUITIZATION PERIOD.

•
Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option. See 5. THE ANNUITIZATION PERIOD and 8. FEDERAL TAX MATTERS.

Death Benefit

•	The standard death benefit is the accumulated value. At the time of issue, you may instead select one of the following death benefit riders if the oldest owner is younger than age 71:

1.	Return of Premium Death Benefit Rider - the death benefit under this rider is the greater of:
(a)    the standard death benefit; or
(b)    the total of premium payments.

2.	Annual Step-Up Death Benefit Rider - the death benefit under this rider is the greatest of:
(a)    the standard death benefit; or
(b)     the total of premium payments; or

(c)	the highest accumulated value on any Contract anniversary prior to the lock-in date.
These death benefit amounts will be adjusted for premium payments, partial surrenders, partial annuitizations, and deferred income transfers.
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. If a pension trust as described in Section 401(a) of the Internal Revenue Code is purchasing the Pivot Series Variable Annuity, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. There is a charge for the additional death benefit that is deducted quarterly.
See 5. THE ANNUITIZATION PERIOD and 6. DEATH BENEFIT for additional information.
Deferred Income Rider
The Deferred Income Rider can provide you with a stream of income payments that will start at a date in the future that you select. Before making deferred income transfers, you should consider your liquidity needs because deferred income transfers cannot be surrendered after the 10 day cancellation period; those amounts are accessible only through the future stream of fixed income payments created by deferred income transfers.
The Deferred Income Rider is automatically issued at no additional cost when:
•the owner and annuitant are the same (except for a non-natural owner);
•the Contract does not have joint owners and/or joint annuitants; and
•for qualified contracts, the issue age is less than 67.
See 4. DEFERRED INCOME RIDER for additional information.
Contract Termination
If you do not have the Deferred Income Rider or you have the Deferred Income Rider and have not made deferred income transfers, the Contract will terminate:

•
If no premium payments are made during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

•	If you fully annuitize and your accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement.
If you have the Deferred Income Rider and have made deferred income transfers, the Contract will terminate when all deferred income payments have been made and the Contract accumulated value is zero.

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1. THE CONTRACT
Principal Pivot Series Variable AnnuitySM is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.
Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
How to Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.
The date the Contract is issued is the contract issue date. The contract issue date is the date used to determine contract years, regardless of when the Contract is delivered.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to make scheduled transfers among investment options without transaction fees.
Premium Payments

•	The initial premium payment must be at least $5,000 for non-qualified contracts.

•	The initial premium payment must be at least $2,000 for all other contracts.

•	Subsequent premium payments must be at least $500 and can be made until the earlier of the annuitization date or the date the Contract changes to inactive contract status.

•
If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.

•
Premium payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any premium payment that we feel presents a fraud or money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.

•	If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.

•	If Liquidity Max is elected, premium payments are not subject to surrender charges.

•	If Liquidity Max is not elected, all premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.

•	The total sum of all premium payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.

•	The Company reserves the right to increase the minimum amount for each premium payment with advance notice.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.

•
If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract unless you have the Deferred Income Rider and have made deferred income transfers. See 4. DEFERRED INCOME RIDER and 7. ADDITIONAL INFORMATION ABOUT THE CONTRACT.

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Allocating Premium Payments

•	On your application, you direct how your premium payments will be allocated to the investment options.

•	Allocations must be in percentages.

•	Percentages must be in whole numbers and total 100%.

•	Subsequent premium payments are allocated according to your then current allocation instructions.

•	Changes to the allocation instructions are made without charge.

•	A change is effective on the next valuation period after we receive your new instructions in good order.

•	You can change the current allocations and future allocation instructions by:

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2093; or

•	visiting www.principal.com.

•
Changes to premium payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values. We currently do not charge a transaction fee for these transfers but reserve the right to charge such a fee in the future.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.
Exchange Credit (for exchanges from our fixed deferred annuities)
If you own a fixed deferred annuity issued by us and are no longer subject to surrender charges, you may transfer the accumulated value, without charge, to the Contract described in this prospectus. We will add 1% of the fixed annuity contract’s surrender value at the time of exchange to this Contract’s accumulated value. There is no charge or cost to you for this exchange credit.
This exchange credit is allocated among the Contract’s investment options in the same ratio as your allocation of premium payments. The credit is treated as earnings.

NOTE:
The exchange may not be suitable for you if you do not want to accept market risk. Fixed deferred annuities provide a fixed rate of accumulation. This Contract provides Separate Account divisions. The value of this Contract will increase or decrease depending on the investment performance of the Separate Account divisions you select.

NOTE:	The charges and provisions of a fixed annuity contract and this Contract differ. In some instances, your existing fixed annuity contract may have benefits that are not available under this Contract.

NOTE:
This exchange credit may not be available in all states. In addition, we reserve the right to change or discontinue the exchange credit. You may obtain more specific information regarding the exchange credit from your registered representative or by calling us at 1-800-852-4450.

Right to Examine the Contract (free look)
It is important to us that you are satisfied with the purchase of your Contract. Under state law (or other authority, if applicable), you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is no less than 10 days from the date you receive the Contract. The examination offer period may be longer in certain states.
Although we currently allocate your initial premium payments to the investment options you have selected, during times of economic uncertainty and with prior notice to you, we may exercise our right to allocate initial premium payments to the Money Market division during the examination offer period.

NOTE:	All references to the Money Market division in this prospectus will mean the Fidelity VIP Government Money Market Division.
In California, for owners age 60 or older, we allocate initial premium payments to the Money Market division during the examination offer period unless you elect to immediately invest in the allocations you selected. If your premium payments were allocated to the Money Market division, after the free look period ends, your accumulated value will be converted into units of the division(s) according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.

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To exercise your free look, you must send the Contract and a written request to us postmarked before the close of business on the last day of the examination offer period.
If you properly exercise your free look, we will cancel the Contract. In some states, we are required to return your premium payments. If we are required to return your premium payments, we will return the greater of your premium payments or accumulated value. In all states we will return at least your accumulated value plus any premium tax charge deducted, and minus any applicable federal and state income tax withholding. The amount returned may be higher or lower than the premium payment(s) applied during the examination offer period.
If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:

•	the total premium payment(s) made; or

•
your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.
Accumulated Value
The accumulated value of your Contract is the Separate Account division value.
There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations, deferred income transfers, and the Contract expenses deducted from the Separate Account.
The Separate Account division value changes from day to day and you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:
•the number of units you have in a division multiplied by
•the value of a unit in the division.
The number of units is equal to the total units purchased by allocations to the division from:
•your initial premium payment;
•subsequent premium payments;
•your exchange credit; and
•transfers from another investment option
minus units sold:
•for partial surrenders and/or partial annuitizations from the division;
•as part of a transfer to another division;
•as part of a deferred income transfer from the division; and
•to pay Contract charges and fees (not deducted as part of the daily unit value calculation).
Unit values are calculated each valuation date at the close of normal trading of the NYSE (generally 4:00 p.m. EST). To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.
The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:

a =	the share price (net asset value) of the underlying mutual fund at the end of the valuation period;

b =	the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;

c =	the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and

d =
the daily charge for Total Separate Account Annual Expenses. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.

*
When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

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The Company reserves the right to terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000. However, if deferred income transfers have been made, see 4. DEFERRED INCOME RIDER.
Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:

•	make premium payment allocation changes;

•	set up Dollar Cost Averaging (DCA) scheduled transfers;

•	make transfers; and

•	make changes to Automatic Portfolio Rebalancing (APR).
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.
Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.
If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.
Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.
If you elect telephone privileges, instructions

•	may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.
Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.

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If you register for internet privileges, instructions

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.
2. CHARGES AND DEDUCTIONS
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Fee, Transaction Fee and Premium Tax. For a summary, see SUMMARY OF EXPENSE INFORMATION.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
No sales charge is collected or deducted when premium payments are applied under the Contract.
Liquidity Max ("No Surrender Charge Rider")
Liquidity Max is an optional feature available for an additional charge. If you have elected Liquidity Max, no surrender charges are assessed on total or partial surrenders. This rider must be elected at issue, cannot be terminated and applies to the entire Contract accumulated value.
Surrender Charge (not applicable with Liquidity Max)
If you have elected Liquidity Max, no surrender charges are assessed on total or partial surrenders. The remainder of this Surrender Charge subsection only applies to contracts without Liquidity Max.
A surrender charge is assessed on certain total or partial surrenders. The surrender charge would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered.
The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.

NOTE:
If you plan to make multiple premium payments, you need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following tables.

Surrender charge (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0

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Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.
For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:

•	first from premium payments no longer subject to a surrender charge;

•	then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described in this section; and

•	then from premium payments subject to a surrender charge on a first-in, first-out basis.
NOTE:    Partial surrenders may be subject to both a surrender charge and a transaction fee.
Free Surrender Amount
The Free Surrender Amount may be surrendered without a surrender charge. This amount is the greater of:

•	earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or

•	10% of the premium payments, decreased by any partial surrenders, partial annuitizations, and deferred income transfers since the last Contract anniversary.
Any amount not taken under the Free Surrender Amount in a contract year is not added to the amount available under the Free Surrender Amount for any following contract year(s).
Unscheduled partial surrenders of the Free Surrender Amount may be subject to the transaction fee (see Transaction Fee).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:

•	amounts applied under an annuity benefit payment option; or

•	deferred income transfers applied to a deferred income payment option; or

•	payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or

•
amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or

•
an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider (not applicable with Liquidity Max)
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need includes confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:

•	the owner or annuitant has a critical need; and

•	the critical need did not exist before the contract issue date.

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For the purposes of this rider, the following definitions apply:

•
health care facility — a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract issue date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.

•
terminal illness — sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.

•	total and permanent disability — the owner or annuitant is unable to engage in any occupation for pay or profit due to sickness or injury.
Transaction Fee
To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.
To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.
If we elect to begin charging for the transaction fees, we will provide you with advance written notice.
Premium Taxes
Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract accumulated value for them when you make a premium payment, request a surrender (total or partial), request application of the accumulated value (full or partial) to an annuity benefit payment option, or make a deferred income transfer. Premium taxes generally range from 0% in most states to as high as 3.50% (premium taxes, if any, will vary from state to state).
Annual Fee
Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If we elect to begin charging the annual fee if your accumulated value is $30,000 or more, we will provide you with advance written notice. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.
Separate Account Annual Expenses
Mortality and Expense Risks Charge
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.00% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 1.15% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.
This charge is intended to compensate us for the mortality risk on the Contract. We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. We do not impose a surrender charge on a death benefit payment, which is an additional mortality risk.

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This charge is also intended to cover our expenses, primarily related to operation of the Contract, including

•	furnishing periodic Contract statements, confirmations and other customer communications;

•	preparation and filing of regulatory documents (such as this prospectus);

•	preparing, distributing and tabulating proxy voting materials related to the underlying mutual funds; and

•	providing computer, actuarial and accounting services.
If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.
Administration Charge
We assess each division with a daily Separate Account administration charge. The annual rate of the charge is 0.15% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 0.30% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated. The administration charge is intended to cover our costs for administration of the Contract that are not covered in the mortality and expense risks charge, above.
If the administration charge is not enough to cover our costs, we bear the loss. If the administration charge is more than our costs, the excess is profit to the Company.
Liquidity Max
The current annual charge for this rider is 0.25% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 0.55% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge for this rider.
If the Liquidity Max charge is not enough to cover our costs, we bear the loss. If the Liquidity Max charge is more than our costs, the excess is profit to the Company.
Optional Death Benefit Riders
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. If a pension trust as described in Section 401(a) of the Internal Revenue Code is purchasing the Pivot Series Variable Annuity, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. There is a charge for the additional death benefit that is deducted quarterly.
Return of Premium Death Benefit Rider
The annual charge for this rider is 0.20% of the accumulated value. The charge is taken at the end of the calendar quarter at a quarterly rate of 0.05% of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.35% (0.0875% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
The charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your death (annuitant’s death, if the owner is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.
The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.

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Annual Step-Up Death Benefit Rider
The annual charge for this rider is 0.35% of the accumulated value. The charge is taken at the end of the calendar quarter at a quarterly rate of 0.0875% of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.50% (0.1250% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
The charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your death (annuitant’s death, if the owner is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.
The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.
3. TRANSFERS AND SURRENDERS
Division Transfers

•	You may request an unscheduled transfer or set up a scheduled transfer by

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2093; or

•	visiting www.principal.com.

•	You must specify the dollar amount or percentage to transfer from each division.

•	The minimum transfer amount is the lesser of $100 or the value of your division.

•	In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.
Unscheduled Transfers
You may make unscheduled division transfers from one division to another division.

•	Transfer values are calculated using the price next determined after we receive your request in good order.

•
We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year. If we elect to begin charging the transaction fee, we will provide you with written notice at least 30 days in advance.

Limitations on Unscheduled Transfers. We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges at our sole discretion any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:

•	requiring a minimum time period between each transfer;

•	imposing the transaction fee;

•	limiting the dollar amount that an owner may transfer at any one time; or

•	not accepting transfer requests from someone providing requests for multiple contracts for which he or she is not the owner.

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Scheduled Transfers (Dollar Cost Averaging)

•	You may elect to have transfers made on a scheduled basis.

•	There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.

•	You must specify the dollar amount of the transfer.

•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.

•	Transfers continue until your value in the division is zero or we receive notice to stop the transfers.

•
The number of divisions available for simultaneous transfers will never be less than two. When we have more than two divisions available, we reserve the right to limit the number of divisions from which simultaneous transfers are made.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. The transfers do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].
Automatic Portfolio Rebalancing (APR)

•	APR allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.

•	You may elect APR at any time after the examination offer period has expired.

•	APR is not available if you have arranged scheduled transfers from the same division.

•	There is no charge for APR transfers and no charge for participating in the APR program.

•	APR will be done on the frequency you specify:

•	quarterly (on a calendar year or contract year basis); or

•	semiannually or annually (on a contract year basis).

•	You may rebalance by

•	mailing your instructions to us;

•	calling us at 1-800-852-4450 (if telephone privileges apply);

•	faxing your instructions to us at 1-866-894-2093; or

•	visiting www.principal.com.

•	Divisions are rebalanced at the end of the next valuation period following your request.

Example:
You elect APR to maintain your Separate Account division value with 50% in the LargeCap Growth division and 50% in the Government & High Quality Bond division. At the end of the specified period, 60% of the accumulated value is in the LargeCap Growth division, with the remaining 40% in the Government & High Quality Bond division. By rebalancing, units from the LargeCap Growth division are redeemed and applied to the Government & High Quality Bond division so that 50% of the Separate Account division value is once again in each division.

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Deferred Income Transfers
If your contract includes the Deferred Income Rider, you may make deferred income transfers to purchase deferred income payments.

•	Deferred income transfers are not allowed during the first two contract years.

•	Deferred income transfer values are calculated using the price next determined after we receive your request in good order.

•	Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.

•	Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.

•
A deferred income transfer may be canceled within 10 days after receipt of the deferred income confirmation for that deferred income transfer. After these 10 days, you cannot access this amount except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.

See 4. DEFERRED INCOME RIDER for additional information.
Surrenders
You may surrender all or part your Contract accumulated value by providing us notice. Surrender requests may be sent to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request in good order. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 7. ADDITIONAL INFORMATION ABOUT THE CONTRACT). Surrenders before age 59½ may involve an income tax penalty (see 8. FEDERAL TAX MATTERS).
You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 2. CHARGES AND DEDUCTIONS).
Total Surrender with Deferred Income Rider
When deferred income transfers have not been made:

•	You may surrender the Contract at any time before the annuitization date.

•	Surrender values are calculated using the price next determined after we receive your request in good order.

•	The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•	We reserve the right to require you to return the Contract.

•
If you have collaterally assigned this Contract, you must obtain written consent of all collateral assignees prior to surrender. A collateral assignment is an agreement under which you assign these annuity benefits to a lender as collateral for a loan.

When deferred income transfers have been made:

•
You may surrender the Contract accumulated value at any time before the annuitization date. Except for the Deferred Income Rider and its benefits, all other Contract provisions will then change to inactive contract status.  Any deferred income payments will be paid according to the deferred income payment option and frequency you selected. If the Contract changes to inactive contract status during the deferred income transfer 10 day cancellation period and you elect to cancel that deferred income transfer, the Contract will return to active status. See 4. DEFERRED INCOME RIDER for additional information.

•	Surrender values are calculated using the price next determined after we receive your request in good order.

•	The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•	The written consent of all collateral assignees must be obtained prior to surrender.

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Total Surrender without Deferred Income Rider

•	You may surrender the Contract at any time before the annuitization date.

•	Surrender values are calculated using the price next determined after we receive your request in good order.

•	The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•	We reserve the right to require you to return the Contract.

•	The written consent of all collateral assignees must be obtained prior to surrender.
Unscheduled Partial Surrender

•	You may surrender a part of your accumulated value at any time before the annuitization date.

•	You must specify the dollar amount of the surrender (which must be at least $100).

•	The surrender is effective at the end of the valuation period during which we receive your written request for surrender.

•	The surrender is deducted from your investment options according to your surrender allocation percentages.

•	If surrender allocation percentages are not specified, we use your premium payment allocation percentages.

•	We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.

•	We will not allow an unscheduled partial surrender that will result in your accumulated value being less than $5,000; we reserve the right to increase this amount up to and including $10,000.

•	The written consent of all collateral assignees must be obtained prior to surrender.
Scheduled Partial Surrender

•	You may elect partial surrenders from any of your investment options on a scheduled basis.

•	Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.

•	You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).

•	If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.

•	All scheduled partial surrenders occurring on the Contract anniversary are reflected in the values for the prior year.

•	We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.

•	The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.

•	The written consent of all collateral assignees must be obtained prior to partial surrender.
4. DEFERRED INCOME RIDER
The Deferred Income Rider is automatically issued at no additional cost when:
•the owner and annuitant are the same (except for a non-natural owner);
•the Contract does not have joint owners and/or joint annuitants; and
•for qualified contracts, the issue age is less than 67.
This rider allows you to move all or a portion of your accumulated value to a deferred income payment option, which provides you a stream of income payments starting on the income start date. You may not make any deferred income transfers until after the second Contract anniversary. Deferred income transfers are not subject to surrender charges.
Before making deferred income transfers, you should consider your liquidity needs because deferred income transfers cannot be surrendered; those amounts are accessible only through the future stream of fixed income payments created by deferred income transfers.
When a deferred income transfer is made, amounts in your Contract are moved from the Separate Account divisions to the General Account. With the amounts in the Separate Account divisions, you receive the benefit of investment gain or risk of investment loss rather than the Company. The deferred income transfers are maintained in our General Account and are guaranteed solely by the claims-paying ability of Principal Life Insurance Company.

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While we guarantee future deferred income payments based on amounts transferred to the Deferred Income Rider and a variety of other factors, as described in this prospectus, we do not guarantee that the deferred income payments will be sufficient to provide you with a secure retirement. The level of deferred income payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial advisor, can make. As a result, we strongly recommend that you consult with your financial advisor when determining the amount and timing of the deferred income transfers.
Deferred Income Rider Terms
We use the following definitions to describe the features of this rider.
deferred income death benefit - death benefit payable under the Deferred Income Rider if death occurs prior to the income start date. This death benefit equals the total of deferred income transfers made.
deferred income payment option - an option under which deferred income payments are made in accordance with the provisions of the rider. The list of available options is set forth in the deferred income payment options provision. The deferred income payment option is elected at the time of the initial deferred income transfer request. After the initial deferred income transfer has been processed and the 10 day cancellation period has expired, the deferred income payment option cannot be changed.
deferred income transfers - moving a portion of your accumulated value to purchase a deferred income payment.
designated payee - the person(s) you name to receive deferred income payments. In the absence of a named designated payee, you will receive the deferred income payments.
deferred income payment - the periodic amount payable by us under the rider.
inactive contract status - this status applies when at least one deferred income transfer has been made and the Contract accumulated value is reduced to zero. Except for the Deferred Income Rider and its benefits, all other rights and benefits under the Contract (including death benefits) end, and no additional premium payments will be accepted.
income start date - the date deferred income payments begin. You select the income start date at the time of your initial deferred income transfer request. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 70½ (for qualified).
remaining guaranteed benefit - the benefit, if any, to be paid if the annuitant dies after the income start date. The remaining guaranteed benefit, if any, is described in the applicable deferred income payment option.
Deferred Income Transfers
If your contract includes the Deferred Income Rider, you may make deferred income transfers. Deferred income transfer amounts are used to determine the amount of the deferred income payments.

•	Deferred income transfers will be treated as partial surrenders under the contract.

•	Deferred income transfers are not subject to surrender charges and neither federal nor state income taxes are withheld; however, deferred income transfers are subject to applicable premium taxes.

•	Deferred income transfers are not allowed during the first two contract years.

•	You cannot make deferred income transfers if there are joint owners and/or joint annuitants.

•	You can make deferred income transfers only when the owner and annuitant are the same (except for a non-natural owner, in which case they can be different).

•	If there is an ownership change after deferred income transfers have been made, no additional deferred income transfers can be made.

•	Deferred income transfer amounts are calculated using the price next determined after we receive your request in good order.

•	Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.

•	Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.

•
The deferred income transfers may be canceled within 10 days after receipt of the deferred income confirmation. After these 10 days, you cannot access these amounts except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.

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Initial Deferred Income Transfer
The initial deferred income transfer cannot be made prior to the second Contract anniversary and must meet the deferred income transfer limits. At the time of the initial deferred income transfer, you will elect the deferred income payment option, the frequency of deferred income payments, and the income start date. At this time, you may also elect one of the optional cost of living adjustment features described later in this section. The deferred income payments will be based on the annuitant under the Contract at the time of the initial deferred income transfer. Unless the initial deferred income transfer is canceled as described in this section, the annuitant cannot be changed once the initial deferred income transfer has been made.
Subsequent Deferred Income Transfers
You may make one or more deferred income transfers after the initial deferred income transfer; however, all deferred income transfers must occur at least 13 contract months prior to the income start date. For each additional deferred income transfer after the initial deferred income transfer, we will use the then current purchase rates to determine the additional deferred income payment amount. However, deferred income payments purchased by additional deferred income transfers will not be less than those that would be purchased for any paid-up deferred annuity contract we offer at the same time to the same class of annuitants.
Deferred income transfers made after the initial deferred income transfer will not change the income start date, the deferred income payment option, or the frequency of deferred income payments.
Deferred Income Transfer Cancellation Period
When you make a deferred income transfer, we will provide written acknowledgement of the deferred income transfer amount. This acknowledgement will include the amount of the deferred income transfer, the amount by which the deferred income payment increased, the deferred income payment option and income start date. Within 10 days after you receive the acknowledgment, you may cancel the additional deferred income transfer. If a deferred income transfer is canceled, we will allocate that deferred income transfer amount to the investment options according to the premium allocation instructions on file or as you instruct us. The deferred income transfer amount will be allocated to the investment options on the next valuation period after your cancellation request is received in good order. If you cancel a deferred income transfer, you may not make another deferred income transfer for 90 days from the date that the deferred income transfer was canceled.
Inactive Contract Status (only for contracts with the Deferred Income Rider)
In the event that the Contract accumulated value reduces to zero, and deferred income transfers have been made, the Deferred Income Rider benefits will continue, but all other rights and benefits under the Contract (including the death benefits) will end, and no additional premium payments will be accepted.
Income Start Date
Deferred income payments will begin on the income start date you select. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 70½ (for qualified).
Income Start Date Change
While this rider is in force and prior to the initial income start date, you may make a one-time election to change the original income start date. The original income start date may be accelerated or deferred. If the income start date is accelerated, the new income start date must be within 5 contract years prior to the original income start date but no earlier than 13 contract months after the last deferred income transfer. If the income start date is deferred, the new income start date must be within the earlier of (a) 5 contract years after the original income start date; or (b) age 95 (for non-qualified) or age 70½ (for qualified).
To accelerate the income start date, your election must be made at least 60 days prior to the new income start date. To defer the income start date, your election must be made at least 60 days prior to the original income start date. The change will be effective on the date we receive your notice.
If you change the income start date, future deferred income payments will also change. A change to an earlier date may result in a decrease in the deferred income payment amount and a change to a later date may result in an increase in the deferred income payment amount. Deferred income payments will be adjusted based on the mortality table,

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interest rate, and interest rate change adjustment shown on the data page such that the current value of the new deferred income payments with the new income start date is equivalent to the value of the original deferred income payments with the original income start date.
Deferred income payments adjusted because of an income start date change will comply with IRS required minimum distribution rules.
An income start date change will not change the deferred income payment option or the frequency of deferred income payments.
Deferred Income Payments
If the annuitant is alive on the income start date, we will begin paying deferred income payments to you or your designated payee.
Deferred income payments are based on:

1.	The deferred income transfers made;

2.	The income start date you selected;

3.	The deferred income payment option and the frequency of deferred income payments you elected;

4.	The annuitant's gender (unless not permitted under applicable unisex laws) and attained age for each deferred income transfer made; and

5.	The current interest rate environment for each deferred income transfer made.
The amount of your deferred income payment will be provided in a confirmation after each deferred income transfer.
It is possible that the deferred income payment amount you will receive may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a deferred income transfer, you should consider payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.
Deferred Income Payment Options
You may elect to receive deferred income payments from one of the following deferred income payment options.
SINGLE LIFE INCOME: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. There is no remaining guaranteed benefit payable under this deferred income payment option when the annuitant dies.
SINGLE LIFE INCOME WITH GUARANTEED PERIOD: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. You may select a guaranteed period between 5 and 30 years. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period.
SINGLE LIFE INCOME WITH CASH REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is paid as a lump sum and is the total of all deferred income transfers made since the contract issue date less the total of all deferred income payments received since the income start date.
SINGLE LIFE INCOME WITH INSTALLMENT REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment at the same frequency until the total of all deferred income payments made since the income start date equals the total of all deferred income transfers received since the contract issue date.

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Deferred Income Payment Advancement
The deferred income payment advancement feature is not available prior to the income start date. Advanced deferred income payments are only available if deferred income payments are being paid monthly and the contract is not subject to required minimum distribution rules established under the Internal Revenue Service.
After the income start date, you may elect to receive a lump sum payment of up to six deferred income payments in advance by providing notice to us. You will not receive deferred income payments during the months for which payments have been advanced.
You may receive advanced deferred income payments in a lump sum four times during the life of the contract. Monthly deferred income payments must resume before you will be allowed to exercise this option again.
If the annuitant dies before monthly deferred income payments resume, any advanced deferred income payments that would not have been paid after the death of the annuitant must be returned to us.
Please consult a tax advisor about any possible tax consequences before you exercise this option.
Optional Cost of Living Adjustment Features
At the time of the initial deferred income transfer, you may elect one of the optional cost of living adjustment features in this section. This election will apply to all deferred income transfers and cannot be changed. After the income start date, these features allow for potential increases to the deferred income payment amounts you receive. While there is no charge for these features, the election of either of these features will result in a lower deferred income payment in the early years that deferred income payments are made than if you had not elected the feature.
Optional CPI-U Based Adjustment
At the time of the initial deferred income transfer, you may elect a deferred income payment adjustment based on the all-item Consumer Price Index for All Urban Consumers (CPI-U), as published by the United States Department of Labor. If you elect the optional CPI-U based adjustment feature, you may not elect the optional fixed percentage adjustment feature described in this section.
If you elect this optional feature, on each anniversary of the income start date, we will determine a new deferred income payment equal to:

1.	The deferred income payment on the income start date, multiplied by

2.	The CPI-U value for the month that is three calendar months preceding the current anniversary of the income start date, divided by

3.	The CPI-U value for the month that is three calendar months preceding the income start date.
If the new deferred income payment would be less than the current deferred income payment, no change will be made.
If the originally published CPI-U value for any month is later revised, we will not recalculate the value.
We reserve the right to substitute what we believe is an appropriate index for the CPI-U if:

1.	The CPI-U is discontinued, delayed, or otherwise not available for this use; or

2.	The composition or base of, or method of calculating, the CPI-U changes so that we consider it not appropriate for calculating future changes.
Optional Fixed Percentage Adjustment
At the time of the initial deferred income transfer, you may elect an annual deferred income payment adjustment based on a fixed percentage. You may elect a fixed percentage between 1% and 5% (whole percentages only) on which the adjustment will be based. Once elected, the fixed percentage is set and may not be changed. If you elect the optional fixed percentage adjustment feature, you may not elect the optional CPI-U based adjustment feature previously described.
If you elect this optional feature, on each anniversary of the income start date, the deferred income payment will increase by the fixed percentage you elected. On each anniversary of the income start date, the deferred income payment for that year equals the prior year’s deferred income payment multiplied by (1 + the fixed percentage).

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Death Provisions of the Deferred Income Rider
Death Occurs Prior to the Income Start Date
Prior to the income start date, upon the death of the owner who is also the annuitant and causes a death benefit to be payable under the Contract, this rider terminates and any deferred income death benefit will be added to the death benefit provided under the Contract. If the spouse continues the Contract, the rider also terminates and any deferred income death benefit will be added to the death benefit provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of an owner who is not also the annuitant, this rider terminates and the deferred income death benefit will be added to the death benefit otherwise provided under the Contract. However, if the spouse continues the Contract, the deferred income death benefit is not payable and the benefits under this rider will continue.
Prior to the income start date, upon the death of the annuitant who is not also the owner and does not cause a death benefit to be payable under the Contract, this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of the annuitant who is not also the owner and causes a death benefit to be payable under the Contract (non-natural owner), this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract.
In the event a death benefit is paid under this rider prior to the income start date and the accumulated value of the Contract is zero, any death benefit payable under this rider will be paid to any beneficiary(ies) in a lump sum.
Death Occurs After the Income Start Date
Upon the death of the annuitant on or after the income start date, deferred income payments will stop unless such death occurs prior to the deferred income payment guaranteed period end date or there is a remaining guaranteed death benefit. In that case, deferred income payments will continue to be paid to the designated beneficiary as described in the applicable deferred income payment option provision.
Upon the death of an owner on or after the income start date, any remaining portion of the interest in the deferred income payments will be distributed at least as rapidly as under the method of distribution used as of the date of death.
Notice of Death
We must be notified immediately of the death of any owner(s) and any annuitant(s). We are entitled to immediately recover any overpayment made because of failure to give us immediate notice of any such death. We are not responsible for any misdirected payments which result from a failure to immediately notify us of any such death.
Summary Report
When deferred income transfers have been made, at least once a year, we will send you a summary of the contract activity and values, including the following information:

1.	The beginning and end dates of the current period;

2.	The deferred income transfers made, by date received;

3.	The deferred income payment purchased by each deferred income transfer during the current period;

4.	The income start date;

5.	The deferred income payment option; and

6.	The amount of the deferred income death benefit, if any, at the end of the then current period.
Additional summaries will be provided to you upon request. Any charge associated with providing additional summaries will not exceed $25.00.
Termination
This rider will terminate when one of the following occurs:

1.	The contract terminates; or

2.	Upon a death that results in termination of this rider, as described in the Death Provisions of the Deferred Income Rider.

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Delay of Deferred Income Transfer
Deferred income transfers are generally completed within seven calendar days after our receipt of your request. However, a deferred income transfer may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a mutual fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.
If a deferred income transfer is delayed, the deferred income transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your deferred income transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
5. THE ANNUITIZATION PERIOD
Annuitization Date
You may specify an annuitization date on your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date that is prior to the first Contract anniversary or after the maximum annuitization date (the later of age 85 or ten years after the contract issue date; state variations may apply) found on the data page. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data page.
Full Annuitization
Any time after the first contract year, you may annuitize your Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The Contract would then be canceled unless deferred income transfers have been made (see 4. DEFERRED INCOME RIDER). You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).
Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.
Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to tax penalties (see 8. FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.
Partial Annuitization
You have the right to partially annuitize a portion of your accumulated value. After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice.
The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization. If the amount applied to a benefit option results in an annuity income payment that is less than the minimum requirement, we reserve the right to change the frequency of your income payments to an interval that will result in a payment amount of at least the minimum requirement.
You may select one of the annuity benefit payment options listed below. Once payments begin under the option you selected, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.

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Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.
You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.
The amount of the fixed annuity benefit payment depends on the:

•	amount of accumulated value applied to the annuity benefit payment option;

•	annuity benefit payment option selected;

•	age and gender of the annuitant (unless fixed income option is selected);

•	frequency of the annuity benefit payments; and

•	duration of the annuity benefit payments.
The amount of the initial payment is determined by applying all or a portion of the accumulated value, less any applicable premium tax and other expenses, as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. Minimum annuity benefit payment amounts will be based on the 2012 Individual Annuity Mortality Period Life Table as stated in the Contract. This basis is guaranteed for the life of the Contract for the following fixed annuity benefit payment options: Life Income, Life Income with Period Certain, Joint and Survivor Life Income, and Joint and Survivor Life Income Period Certain. Other annuity benefit payment options may be available without this guaranteed basis.
Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
The frequency and duration of the annuity benefit payments affect the income amount received. The annuity benefit payments generally are lower if you receive payments more frequently. For example, monthly payments generally will be lower than quarterly payments. Generally, all other factors being equal, the longer the duration of annuity benefit payments, the lower the annuity benefit payments amounts and the shorter the duration, the higher the annuity benefit payment amounts.
You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.
If an annuity benefit payment option is not selected, we will automatically apply:

•	for Contracts with one annuitant — Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants — Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.
The available annuity benefit payment options for both full and partial annuitizations include:

•
Life Income – Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.

•
Life Income with Period Certain – Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

•
Joint and Survivor – Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you

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defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.

•
Joint and Survivor with Period Certain – Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

Other annuity benefit payment options may be available without the minimum annuity benefit payment amount guarantees described in the Contract. The annuity benefit payment amount will not be less than the annuity benefit payment amount that would be provided by using the accumulated value to purchase any Principal Life Insurance Company single premium immediate annuity contract offered to the same class of annuitants. These options may include:

•
Fixed Period Income – Level payments continue for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received.

•
Life with Cash Refund – Level payments continue for the annuitant’s lifetime. If the annuitant dies and the total of all payments received is less than the amount of the accumulated value applied, the balance is paid to you or the person(s) you designate.

•
Life with Installment Refund – Level payments continue for the annuitant’s lifetime. If the annuitant dies and the total of all payments received is less than the amount of the accumulated value applied, payments continue to you or the person(s) you designate until they equal the amount of the accumulated value applied.

Death of Annuitant (During the Annuitization Period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.
6. DEATH BENEFIT
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person. If you have a Deferred Income Rider and have made at least one deferred income transfer, your death benefits will differ. For more information, see 4. DEFERRED INCOME RIDER.
Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, a death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply a death benefit under an annuity benefit payment option or receive a death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay a death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option. If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.
If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

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If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as the sole primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If...	And...	Then...
You are the sole owner	Your spouse is named as the sole primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments to the surviving contingent beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Unless your spouse elects to continue the Contract, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the original owner's death.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.
Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the death of the first owner to die.

If the annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions.
Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

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Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 7. ADDITIONAL INFORMATION ABOUT THE CONTRACT).

NOTE:	Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, only one beneficiary must provide a document showing proof of death. Each beneficiary’s portion of the Contract death benefit (not including any deferred income death benefit) remains invested in the divisions until the valuation period during which we receive the required documents. A beneficiary will be paid at the time he or she provides the required documents, including a claim form. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated. However, if deferred income transfers have been made, see 4. DEFERRED INCOME RIDER.
Standard Death Benefit
The standard death benefit is automatically included at no additional cost with your Contract if you do not elect one of the optional death benefit riders. The standard death benefit is equal to your accumulated value on the date we receive proof of death and all required documents.
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. If a pension trust as described in Section 401(a) of the Internal Revenue Code is purchasing the Pivot Series Variable Annuity, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected.
Optional Death Benefit Riders
We currently make available two optional death benefit riders so long as the oldest owner (or oldest annuitant if non-natural owner) is younger than age 71. The two optional death benefit riders are the Return of Premium Death Benefit Rider and the Annual Step-Up Death Benefit Rider. You may elect only one optional death benefit rider and this election is only available when you purchase the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue and reserve the right to restrict the investment options available in one or both of these optional death benefit riders. If we exercise one or both of these rights, we will give written notice and our offer will not be unfairly discriminatory. There is an additional charge for the optional death benefit riders. See 2. CHARGES AND DEDUCTIONS for more information.
NOTE: If you do not elect one of the optional death benefit riders, the Standard Death Benefit will apply. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. If a pension trust as described in Section 401(a) of the Internal Revenue Code is purchasing the Pivot Series Variable Annuity, the Return of Premium Death Benefit or the Annual Step-Up Death Benefit must be elected. There is a charge for the additional death benefit that is deducted quarterly.
When available, an optional death benefit rider can only be elected at the time the Contract is issued.
If you elect one of the optional death benefit riders, the rider will terminate on the earliest of the following:

1.	the date we receive your request in good order to cancel it in our office (you may terminate this rider at any time); or

2.	the death of the owner; or

3.	the date the Contract owner is changed (unless changed to a non-natural owner); or

4.	the date the Contract accumulated value reduces to zero.
Once the optional death benefit rider you elected is terminated, it cannot be reinstated.

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Return of Premium Death Benefit
The Return of Premium Death Benefit is an optional death benefit rider offered at the time of purchase. There is an additional charge for the optional Return of Premium Death Benefit rider. See 2. CHARGES AND DEDUCTIONS for more information.
If you elected this rider, the death benefit amount is the greater of a or b, where:

a =	the accumulated value on the date we receive proof of death and all required documents; and

b =
the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents.

NOTE:
If an amount is transferred from the Deferred Income Rider back to the accumulated value (as described in 4. DEFERRED INCOME RIDER), this amount will impact the above death benefit similar to premium payments.

The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:

x =	the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and

y =	the accumulated value immediately prior to the partial surrender or partial annuitization; and

z =	the amount determined in b above immediately prior to the partial surrender or partial annuitization.

Example:
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amount determined in b above by 20%.

Annual Step-Up Death Benefit
The Annual Step-Up Death Benefit is an optional death benefit rider offered at the time of Contract issue. There is an additional charge for the optional Annual Step-Up Death Benefit rider. See 2. CHARGES AND DEDUCTIONS for more information.
If you elected this rider, the death benefit amount is the greatest of a, b or c, where:

a =	the accumulated value on the date we receive proof of death and all required documents;

b =
the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and

c =
the highest accumulated value on any Contract anniversary prior to the Lock-In Date plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.

The Lock-In Date is the Contract anniversary following the oldest owner's 80th birthday (or annuitant, if non-natural owner). After the Lock-In Date, but prior to the annuitization date, the amount determined in c above will only be increased by any premium payments made since the Lock-In Date, and decreased by an adjustment for each partial surrender and/or partial annuitization made since the Lock-In Date.

NOTE:
If an amount is transferred from the Deferred Income Rider back to the accumulated value (as described in 4. DEFERRED INCOME RIDER), this amount will impact the above death benefit similar to premium payments.

The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:

x =	the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and

y =	the accumulated value immediately prior to the partial surrender or partial annuitization; and

z =	the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.

Example:
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.

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7. ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data page. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a mutual fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.
If payments are delayed, the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment and any deferred income payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.
Assignment
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.
You may assign ownership of your non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at our home office. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.

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Change of Owner or Annuitant
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA you may not change either the owner or the annuitant.
You may change the owner and/or annuitant of your non-qualified contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.
If you have the Deferred Income Rider and deferred income transfers have been made, the annuitant may not be changed. See 4. DEFERRED INCOME RIDER.
Beneficiary
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.
Contract Termination
We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. However, if deferred income transfers have been made, see 4. DEFERRED INCOME RIDER. Termination of the Contract will not unfairly discriminate against any owner.
Reinstatement
Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender, deferred income transfer (except during the 10 day cancellation period), or partial annuitization. If you return a partial surrender or partial annuitization, they will be considered new premium payments.
If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:

•	we reinstate the Contract effective on the original surrender date;

•	we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract;

•	these amounts are priced on the valuation date the money from the other company is received by us;

•	commissions are not paid on the amounts reinstated; and

•	new data page is sent to your address of record.
Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.

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Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identity, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We will not suspend your right of full redemption, or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by:

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and Separate Account due to:

•	increased broker-dealer commissions; and

•	increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a contract year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

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Distribution of the Contract
The Company has appointed Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. PSI is paid 6.5% of premium payments by the Company for the distribution of the Contract. PSI also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. PSI currently receives 12b-1 fees for Principal Variable Contracts Funds.
PSI is an affiliate of the Company. Both PSI and the Company are subsidiaries of Principal Financial Services, Inc.
Applications for the Contracts are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.
The distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans and employer sponsored benefit programs. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the retirement plan utilizes or if the intermediary subsequently became the broker of record with regard to the retirement plan. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of distributor with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.
The intermediary may pay to its financial professionals some or all of the amounts the distributor and its affiliates pay to the intermediary.
Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.
The yield and total return figures described in this section vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.

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8. FEDERAL TAX MATTERS
The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a tax advisor about the tax implications of taking action under a Contract or related retirement plan.
Taxation of Non-Qualified Contracts
Non-Qualified Contracts
Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.

•	Premium payments made under non-qualified contracts are not excludable or deductible from your gross income or any other person’s gross income.

•
An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.

•	Generally, owners who are non-natural persons are immediately taxed on any increase in the accumulated value unless the non-natural person is acting as an agent for a natural person.
The following discussion applies generally to Contracts owned by natural persons.

•	Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.

•	The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.

•	Annuity benefit payments and deferred income payments:

•
The basic rule for taxing annuity benefit payments/deferred income payments is that part of each annuity benefit payment/deferred income payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment/deferred income payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment/deferred income payment is includable in gross income for the year received.

•	The “investment in the Contract” is generally the total of the premium payments made less any tax-free return of premiums.

•	After the premium payment(s) in the Contract is paid out, the full amount of any annuity benefit payment/deferred income payment is taxable.
For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your Contract.
Required Distributions for Non-Qualified Contracts
In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Internal Revenue Code requires:

•
If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.

•	If you die prior to the annuitization date, the entire interest in the Contract will be distributed:

•	within five years after the date of your death; or

•
as annuity benefit payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.

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•	If you take a premature distribution from the Contract, you may incur an income tax penalty, unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your beneficiary;

•	made under an immediate annuity contract; or

•	allocable to contributions made prior to August 14, 1982.
Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.
If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Internal Revenue Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.
Tax-Free Exchanges
Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but is reportable to the IRS.
Taxation of Qualified Contracts
Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.

•	IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.

•	SEP-IRA – SEP stands for Simplified Employee Pension and is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.

•
SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employees. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Internal Revenue Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.
Premature Distributions : There is a 10% excise tax under the Internal Revenue Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers, SEP-IRAs and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a “premature distribution” unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;

•	made to pay certain medical expenses;

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•	for health insurance premiums while unemployed;

•	for first home purchases (up to $10,000);

•	for qualified higher education expenses;

•	for qualified disaster tax relief distributions;

•	for qualified reservist distributions;

•	for amounts levied by the IRS directly against your IRA;

•	for earnings associated with refunds of excess IRA contributions paid prior to your tax filing deadline;

•	for certain Roth IRA conversions; or

•	for transfer of IRA incident to divorce.
For more information regarding premature distributions, please reference IRS Publication 590-B and consult your tax advisor.
Rollover IRAs
If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% excise tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please see your tax advisor.
In addition, not more frequently than once every twelve months, an owner may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA providers or to Roth IRA conversions. For more information, please see your tax advisor.
Roth IRAs
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP-IRA may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs
The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 70½. Thereafter, the RMD is required no later than December 31 of each calendar year.
The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs. Roth IRAs may not be aggregated with other IRAs, but may be aggregated with other Roth IRAs.
Failure to comply with the RMD rules can result in excise tax penalty of 50% on the amount by which the RMD in any year exceeds the amount actually distributed in that year.
Withholding
Amounts received under the Contract may be subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States and in certain circumstances to payments made to non-natural persons. Moreover, special “backup

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withholding” rules may require us to disregard the recipient’s election if the recipient fails to supply us with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.
9. GENERAL INFORMATION ABOUT THE COMPANY
Corporate Organization and Operation
Principal Life Insurance Company
Principal Life Insurance Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa 50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, we were incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.
Principal Life Insurance Company Separate Account B
The Separate Account was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.
The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.
The Underlying Mutual Funds
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.
We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisors that manage publicly traded mutual funds having similar names and investment objectives. While some of

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the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.
The Table of Separate Account Divisions included later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.
Deletion or Substitution of Separate Account Divisions
We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).
We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.
Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, Executive Vice President, General Counsel and Secretary.
Legal Proceedings
There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B; the Company; any subsidiary of the Company; principal underwriter; or depositor.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

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Householding
To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment products. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.
We and/or our affiliates provide services to and/or funding vehicles for welfare benefit plans, retirement plans and employer sponsored benefits. We and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:

•
if a participant in such a welfare benefit or retirement plan or an employee covered under an employer sponsored benefit purchases an individual product with the assistance of a registered representative of an affiliate of ours;

•	if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;

•	if the broker or dealer sold the funding vehicle the welfare benefit or retirement plan or employer sponsored benefit utilizes; or

•	based on the broker's or dealer's relationship to the welfare benefit or retirement plan or employer sponsored benefit.
The broker or dealer may pay to its financial professionals some or all of the amounts we pay to the broker or dealer.
Service Arrangements and Compensation
The Company has entered into agreements with the distributors, advisors, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’ instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.

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Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.
The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.
State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports which also appear in the SAI.
Financial Statements
The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

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10. TABLE OF SEPARATE ACCOUNT DIVISIONS

ALPS/Red Rocks Listed Private Equity Division

Invests in:	ALPS/Red Rocks Listed Private Equity Fund – Class III
Investment Advisor:	ALPS Advisors/Red Rocks Capital LLC
Investment Objective:	seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.

American Century VP Inflation Protection Division

Invests in:	American Century VP Inflation Protection Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Value Division

Invests in:	American Century VP Value Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series Asset Allocation Fund Division

Invests in:	American Funds Insurance Series Asset Allocation Fund – Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to provide you a high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Insurance Series Blue Chip Income & Growth Division

Invests in:	American Funds Insurance Series Blue Chip Income & Growth – Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

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American Funds Insurance Series Global Small Capitalization Fund Division

Invests in:	American Funds Insurance Series Global Small Capitalization – Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series Managed Risk Asset Allocation Fund Division

Invests in:	American Funds Insurance Series Managed Risk Asset Allocation Fund – Class P2
Investment Advisor:	Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC
Investment Objective:	seeks high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

American Funds Insurance Series Managed Risk Growth Fund Division

Invests in:	American Funds Insurance Series Managed Risk Growth Fund – Class P2
Investment Advisor:	Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC
Investment Objective:	seeks growth of capital while seeking to manage volatility and provide downside protection.

American Funds Insurance Series Managed Risk International Fund Division

Invests in:	American Funds Insurance Series Managed Risk International Fund – Class P2
Investment Advisor:	Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC
Investment Objective:	seeks long-term grown of capital while seeking to manage volatility and provide downside protection.

American Funds Insurance Series New World Fund Division

Invests in:	American Funds Insurance Series New World Fund – Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

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BlackRock Global Allocation Division

Invests in:	BlackRock Global Allocation V.I. Fund – Class III
Investment Advisor:	BlackRock Investment Management, LLC
Investment Objective:	seeks high total investment return.

BlackRock iShares Alternative Strategies Division

Invests in:	BlackRock iShares Alternative Strategies V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to achieve long term growth of capital and risk adjusted returns.

BlackRock iShares Dynamic Allocation Division

Invests in:	BlackRock iShares Dynamic Allocation V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to provide total return.

BlackRock iShares Dynamic Fixed Income Division

Invests in:	BlackRock iShares Dynamic Fixed Income V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to provide total return.

BlackRock iShares Equity Appreciation Division

Invests in:	BlackRock iShares Equity Appreciation V.I. – Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	seeks to provide growth of capital.

BlackRock Value Opportunities Division

Invests in:	BlackRock Value Opportunities V.I. Fund – Class III
Investment Advisor:	BlackRock Investment Management, LLC
Investment Objective:	seeks long-term growth of capital.

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Calvert EAFE International Index Division

Invests in:	Calvert VP EAFE International Index Fund – Class F
Investment Advisor:	World Asset Management, Inc. through a sub-advisory agreement with Calvert Investment Management, Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index (“MSCI EAFE Index”). The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert Russell 2000 SmallCap Index Division

Invests in:	Calvert VP Russell 2000 SmallCap Index Fund – Class F
Investment Advisor:	Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Investment Management, Inc.
Investment Objective:
seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert S&P MidCap 400 Index Division

Invests in:	Calvert VP S&P MidCap 400 Index Fund – Class F
Investment Advisor:	Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Investment Management, Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

ClearBridge Small Cap Growth Division

Invests in:	ClearBridge Variable Small Cap Growth Portfolio – Class II
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

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Columbia Limited Duration Credit Division

Invests in:	Columbia VP Limited Duration Credit Fund – Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	seeks to provide shareholders with a level of current income consistent with preservation of capital.

Columbia Small Cap Value Division

Invests in:	Columbia VP Small Cap Value Fund – Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	seeks to provide shareholders with long-term capital appreciation.

Delaware Limited Term Diversified Income Division

Invests in:	Delaware VIP Limited Term Diversified Income Series – Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks maximum return consistent with reasonable risk.

Deutsche Alternative Asset Allocation Division (This underlying mutual fund is a fund of funds)

Invests in:	Deutsche Alternative Asset Allocation VIP – Class B
Investment Advisor:	RREEF America LLC through a sub-advisory agreement with Deutsche Investment Management Americas Inc.
Investment Objective:	seeks capital appreciation.

Deutsche Equity 500 Index Division

Invests in:	Deutsche Equity 500 Index VIP – Class B2
Investment Advisor:	Deutsche Investment Management Americas Inc. and Northern Trust Investment, Inc.
Investment Objective:
seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.

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Deutsche Small MidCap Value Division

Invests in:	Deutsche Small MidCap Value VIP – Class B
Investment Advisor:	Dreman Value Management, L.L.C. through a sub-advisory agreement with Deutsche Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Dreyfus IP MidCap Stock Division

Invests in:	Dreyfus IP MidCap Stock Portfolio – Service Share
Investment Advisor:	The Dreyfus Corporation through a sub-advisory agreement with Mellon Capital Management Corporation
Investment Objective:
seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).

Fidelity VIP Contrafund ® Division

Invests in:	Fidelity VIP Contrafund® Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Government Money Market Division

Invests in:	Fidelity VIP Government Money Market Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity VIP Mid Cap Division

Invests in:	Fidelity VIP Mid Cap Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

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Fidelity VIP Overseas Division

Invests in:	Fidelity VIP Overseas Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Global Real Estate VIP Division

Invests in:	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund – Class 2
Investment Advisor:	Franklin Templeton Institutional LLC
Investment Objective:	seeks high total return.

Franklin Rising Dividends VIP Division

Invests in:	Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund – Class 4
Investment Advisor:	Franklin Advisory Services LLC
Investment Objective:	seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Goldman Sachs VIT Mid Cap Value Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term capital appreciation.

Goldman Sachs VIT Multi-Strategy Alternatives Division (This underlying mutual fund is a fund of funds)

Invests in:	Goldman Sachs VIT – Goldman Sachs Multi-Strategy Alternatives Fund – Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

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Goldman Sachs VIT Small Cap Equity Insights Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund – Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Guggenheim Floating Rate Strategies Division

Invests in:	Guggenheim Investments VIF – Series F (Guggenheim Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Partners Investment Management LLC d/b/a Guggenheim Investments
Investment Objective:	seeks to provide a high level of current income while maximizing total return.

Guggenheim Investments Global Managed Futures Strategy Division

Invests in:	Guggenheim Investments VIF Global Managed Futures Strategy Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to generate positive returns over time.

Guggenheim Investments Long Short Equity Division

Invests in:	Guggenheim Investments VIF Long Short Equity Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks long-term capital appreciation.

Guggenheim Investments Multi-Hedge Strategies Division

Invests in:	Guggenheim Investments VIF Multi-Hedge Strategies Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks long-term capital appreciation with less risk than traditional equity funds.

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Guggenheim Macro Opportunities Division

Invests in:	Guggenheim Investments VIF – Series M (Guggenheim Macro Opportunities Series)
Investment Advisor:	Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments
Investment Objective:	seeks to provide total return, comprised of current income and capital appreciation.

Invesco Balanced-Risk Allocation Division

Invests in:	Invesco V.I. Balanced-Risk Allocation Fund – Series II Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks total return with a low to moderate correlation to traditional financial market indices.

Invesco Global Health Care Division

Invests in:	Invesco V.I. Global Health Care Fund – Series II Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term capital growth.

Invesco International Growth Division

Invests in:	Invesco V.I. International Growth Fund – Series II Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Aspen Flexible Bond Division

Invests in:	Janus Aspen Series Flexible Bond Portfolio – Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks to obtain maximum total return, consistent with preservation of capital.

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MFS International Value Division

Invests in:	MFS® International Value Portfolio – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS New Discovery Division

Invests in:	MFS® New Discovery Portfolio – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS Utilities Division

Invests in:	MFS® Utilities Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks total return.

Neuberger Berman AMT Mid-Cap Growth Division

Invests in:	Neuberger Berman AMT Mid-Cap Growth Portfolio – Class S
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management, LLC
Investment Objective:	seeks growth of capital.

PIMCO All Asset Division (This underlying mutual fund is a fund of funds)

Invests in:	PIMCO VIT All Asset Portfolio – Advisor Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC
Investment Objective:	seeks maximum real return, consistent with preservation of real capital and prudent investment management.

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PIMCO CommodityRealReturn ® Strategy Division

Invests in:	PIMCO VIT CommodityRealReturn® Strategy Portfolio – Class M
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum real return, consistent with prudent investment management.

PIMCO High Yield Division

Invests in:	PIMCO VIT High Yield Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Low Duration Division

Invests in:	PIMCO VIT Low Duration Portfolio – Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total real return, consistent with preservation of capital and prudent investment management.

PIMCO Total Return Division

Invests in:	PIMCO VIT Total Return Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company, LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Core Plus Bond Division

Invests in:	Principal Variable Contracts Funds Core Plus Bond Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income and, as a secondary objective, capital appreciation.

59

Diversified Balanced Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Managed Volatility Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, with an emphasis on managing volatility.

Diversified Growth Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Managed Volatility Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation, with an emphasis on managing volatility.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 2
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to seek to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a high level of current income consistent with safety and liquidity.

60

Income Division

Invests in:	Principal Variable Contracts Funds Income Account – Class 2
Investment Advisor:	Edge Asset Management
Investment Objective:	seeks to provide a high level of current income consistent with preservation of capital.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 2
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 2
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement and Brown Investment Advisory Incorporated through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

61

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Multi-Asset Income Division (This underlying mutual fund is a fund of funds.) (this fund is available beginning 05/21/2016)

Invests in:	Principal Variable Contracts Funds Multi-Asset Income Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income.

Principal Capital Appreciation Division

Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account – Class 2
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term growth capital.

Principal LifeTime 2020 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

62

Principal LifeTime 2040 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 2
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account – Class 2
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Division

Invests in:	Principal Variable Contracts Funds SmallCap Account – Class 2
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

63

SAM Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Balanced Portfolio – Class 2
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk.

SAM Conservative Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Balanced Portfolio – Class 2
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

SAM Conservative Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Growth Portfolio – Class 2
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

64

SAM Flexible Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Flexible Income Portfolio – Class 2
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

SAM Strategic Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios –Strategic Growth Portfolio – Class 2
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk..

Rydex Basic Materials Division

Invests in:	Rydex VI Basic Materials Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:
seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Commodities Strategy Division

Invests in:	Rydex VI Commodities Strategy Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities.

65

Rydex NASDAQ 100 Division

Invests in:	Rydex VI NASDAQ 100 Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis.

Templeton Global Bond VIP Division

Invests in:	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 4
Investment Advisor:	Franklin Advisors, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

The Merger Fund Division

Invests in:	The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	seeks to provide attractive risk-adjusted returns in virtually all market environments while preserving investor capital and minimizing volatility based risk.

VanEck VIP Global Hard Assets Division

Invests in:	VanEck VIP Global Hard Assets Fund – Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in "hard asset" securities. Income is a secondary consideration.

66

11. REGISTRATION STATEMENT
This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by contacting your registered representative or calling us at 1-800-852-4450.
Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.
The registration numbers for the Contract are 333-197214 and 811-02091.
12. TABLE OF CONTENTS OF THE SAI

General Information and History	3
Independent Registered Public Accounting Firm	3
Principal Underwriter	3
Calculation of Performance Data	3
Taxation Under Certain Retirement Plans	10
Deferred Income Disclosure	13
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	15
Financial Statements	16
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	239
Consolidated Financial Statements	240
To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

67

APPENDIX A - CONDENSED FINANCIAL INFORMATION
Financial statements are included in the Statement of Additional Information.
The following table contains the unit values for the Contract for the periods ended December 31.

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
ALPS/Red Rock Listed Private Equity
2015(1)	$10.000	$8.982	-10.18%	-
American Century VP Inflation Protection
2015	9.940	9.584	-3.58	2
2014(2)	10.000	9.940	-0.60	-
American Century VP Value
2015	10.145	9.626	-5.12	12
2014(2)	10.000	10.145	1.45	2
American Funds Asset Allocation
2015(1)	10.000	9.707	-2.93	27
American Funds Blue Chip Income & Growth
2015	10.227	9.785	-4.32	41
2014(2)	10.000	10.227	2.27	7
American Funds Global Small Capitalization
2015	9.861	9.746	-1.17	6
2014(2)	10.000	9.861	-1.39	1
American Funds Managed Risk Asset Allocation
2015	9.908	9.690	-2.20	2
2014(2)	10.000	9.908	-0.92	-
American Funds Managed Risk Growth
2015	9.784	9.740	-0.45	8
2014(2)	10.000	9.784	-2.16	3
American Funds Managed Risk International
2015	9.434	8.717	-7.60	3
2014(2)	10.000	9.434	-5.66	2
American Funds New World
2015	9.003	8.600	-4.48	27
2014(2)	10.000	9.003	-9.97	6
BlackRock Global Allocation VI
2015(1)	10.000	9.303	-6.97	-
BlackRock iShares Alternative Strategies VI
2015(1)	10.000	9.294	-7.06	-
BlackRock iShares Dynamic Allocation VI
2015(1)	10.000	9.148	-8.52	-
BlackRock iShares Dynamic Fixed Income VI
2015(1)	10.000	9.704	-2.96	-
BlackRock iShares Equity Appreciation VI
2015(1)	10.000	8.668	-13.32	-
BlackRock Value Opportunities VI
2015(1)	10.000	9.002	-9.98	-
Calvert EAFE International Index
2015	9.254	8.979	-2.97	-
2014(2)	10.000	9.254	-7.46	-

Appendix A – Condensed Financial Information                                68

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Calvert Russell 2000 Small Cap
2015	$10.481	$9.801	-6.49%	8
2014(2)	10.000	10.481	4.81	1
Calvert S&P MidCap 400
2015	10.227	9.817	-4.01	28
2014(2)	10.000	10.227	2.27	2
ClearBridge Small Cap Growth
2015(1)	10.000	9.480	-5.20	-
Columbia Limited Duration Credit
2015(1)	10.000	9.576	-4.24	-
Columbia Small Cap Value
2015(1)	10.000	9.102	-8.98	-
Delaware VIP Limited Term Diversified Income
2015(1)	10.000	9.878	-1.22	-
Deutsche Alternative Asset Allocation VIP
2015	9.826	9.078	-7.61	-
2014(2)	10.000	9.826	-1.74	-
Deutsche Equity 500 Index VIP
2015	10.249	10.209	-0.39	29
2014(2)	10.000	10.249	2.49	2
Deutsche Small Mid Cap Value VIP
2015	10.087	9.751	-3.33	2
2014(2)	10.000	10.087	0.87	-
Dreyfus IP MidCap Stock
2015(1)	10.000	9.274	-7.26	2
Fidelity VIP Contrafund®
2015	10.166	10.091	-0.74	62
2014(2)	10.000	10.166	1.66	10
Fidelity VIP MidCap
2015	10.058	9.781	-2.75	59
2014(2)	10.000	10.058	0.58	14
Fidelity VIP Overseas
2015	9.433	9.633	2.12	6
2014(2)	10.000	9.433	-5.67	-
Franklin Global Real Estate VIP
2015	10.557	10.496	-0.58	20
2014(2)	10.000	10.557	5.57	2
Franklin Rising Dividends VIP
2015	10.343	9.841	-4.85	17
2014(2)	10.000	10.343	3.43	1
Franklin Templeton Global Bond VIP
2015	9.750	9.215	-5.49	36
2014(2)	10.000	9.750	-2.50	2
Goldman Sachs VIT MidCap Value
2015	10.248	9.166	-10.56	14
2014(2)	10.000	10.248	2.48	1
Goldman Sachs VIT Multi-Strategy Alternatives
2015(1)	10.000	9.341	-6.59	-

Appendix A – Condensed Financial Information                                69

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Goldman Sachs VIT SmallCap Equity Insights
2015	$10.620	$10.237	-3.61%	5
2014(2)	10.000	10.620	6.20	-
Guggenheim Global Managed Futures Strategy
2015	10.751	10.463	-2.68	8
2014(2)	10.000	10.751	7.51	2
Guggenheim Long Short Equity
2015	10.446	10.456	0.10	4
2014(2)	10.000	10.446	4.46	4
Guggenheim Multi-Hedge Strategies
2015	10.261	10.331	0.68	1
2014(2)	10.000	10.261	2.61	-
Guggenheim Series F (Floating Rate Strategies)
2015	9.937	9.895	-0.42	3
2014(2)	10.000	9.937	-0.63	-
Guggenheim Series M (Macro Opportunities)
2015	10.058	9.913	-1.44	5
2014(2)	10.000	10.058	0.58	-
Invesco V.I. Balanced-Risk Allocation
2015	10.082	9.528	-5.49	2
2014(2)	10.000	10.082	0.82	-
Invesco V.I. Global Health Care
2015	10.339	10.516	1.71	30
2014(2)	10.000	10.339	3.39	6
Invesco V.I. International Growth
2015	9.610	9.252	-3.73	24
2014(2)	10.000	9.610	-3.90	3
Janus Aspen Flexible Bond
2015	10.051	9.930	-1.20	28
2014(2)	10.000	10.051	0.51	2
MFS International Value
2015	9.835	10.337	5.10	30
2014(2)	10.000	9.835	-1.65	6
MFS New Discovery
2015(1)	10.000	9.147	-8.53	-
MFS Utilities
2015	9.804	8.261	-15.74	28
2014(2)	10.000	9.804	-1.96	11
Neuberger Berman AMT Mid Cap Growth
2015(1)	10.000	9.191	-8.09	2
PIMCO VIT All Asset
2015(1)	10.000	8.766	-12.34	-
PIMCO VIT Commodity Real Return Strategy
2015(1)	10.000	7.236	-27.64	-
PIMCO VIT High Yield Portfolio
2015	9.883	9.610	-2.76	34
2014(2)	10.000	9.883	-1.17	-

Appendix A – Condensed Financial Information                                70

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
PIMCO VIT Low Duration
2015(1)	$10.000	$9.890	-1.10%	1
PIMCO VIT Total Return
2015	10.110	10.036	-0.73	26
2014(2)	10.000	10.110	1.10	-
Rydex Basic Materials
2015(1)	10.000	7.715	-22.85	-
Rydex Commodities Strategy
2015	7.080	4.633	-34.56	2
2014(2)	10.000	7.080	-29.20	1
Rydex NASDAQ 100
2015	10.284	11.004	7.00	25
2014(2)	10.000	10.284	2.84	9
The Merger Fund VL
2015(1)	10.000	9.651	-3.49	-
Van Eck VIP Global Hard Assets
2015	7.613	4.995	-34.39	41
2014(2)	10.000	7.613	-23.87	13
Core Plus Bond (f.k.a. Bond & Mortgage Securities)
2015(1)	10.000	9.735	-2.65	-
Diversified Balanced Managed Volatility
2015	10.164	10.049	-1.13	17
2014(2)	10.000	10.164	1.64	1
Diversified Growth Managed Volatility
2015	10.143	10.033	-1.08	30
2014(2)	10.000	10.143	1.43	3
Diversified International
2015	9.379	9.211	-1.79	14
2014(2)	10.000	9.379	-6.21	3
Equity Income
2015	10.230	9.693	-5.25	45
2014(2)	10.000	10.230	2.30	6
Government & High Quality Bond
2015	10.123	10.074	-0.48	80
2014(2)	10.000	10.123	1.23	1
Income
2015(1)	10.000	9.701	-2.99	-
International Emerging Markets
2015(1)	10.000	7.795	-22.05	-
LargeCap Growth
2015	10.116	10.473	3.53	22
2014(2)	10.000	10.116	1.16	-
LargeCap Growth I
2015(1)	10.000	9.995	-0.05	38
LargeCap S&P 500 Index
2015(1)	10.000	9.657	-3.43	3
LargeCap Value
2015(1)	10.000	9.580	-4.20	-

Appendix A – Condensed Financial Information                                71

For Contracts Without the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Money Market
2015	$9.968	$9.854	-1.14%	40
2014(2)	10.000	9.968	-0.32	22
Principal Capital Appreciation
2015	10.318	10.397	0.77	29
2014(2)	10.000	10.318	3.18	19
Principal LifeTime 2020
2015(1)	10.000	9.397	-6.03	-
Principal LifeTime 2030
2015(1)	10.000	9.345	-6.55	-
Principal LifeTime 2040
2015(1)	10.000	9.321	-6.79	-
Principal LifeTime 2050
2015(1)	10.000	9.307	-6.93	3
Real Estate Securities
2015	11.388	11.709	2.82	75
2014(2)	10.000	11.388	13.88	15
SAM Balanced
2015	10.041	9.819	-2.21	209
2014(2)	10.000	10.041	0.41	55
SAM Conservative Balanced
2015	10.040	9.833	-2.06	160
2014(2)	10.000	10.040	0.40	24
SAM Conservative Growth
2015	10.053	9.804	-2.48	463
2014(2)	10.000	10.053	0.53	42
SAM Flexible Income
2015	10.029	9.761	-2.67	135
2014(2)	10.000	10.029	0.29	2
SAM Strategic Growth
2015	10.089	9.787	-2.99	135
2014(2)	10.000	10.089	0.89	60
Short-Term Income
2015	10.006	9.950	-0.56	33
2014(2)	10.000	10.006	0.06	1
SmallCap (f.k.a. SmallCap Blend)
2015(1)	10.000	9.136	-8.64	66

(1)	Commenced Operations on May 16, 2015

(2)	Commenced Operations on September 19, 2014

Appendix A – Condensed Financial Information                                72

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
ALPS/Red Rock Listed Private Equity
2015(1)	$10.000	$8.968	-10.32%	3
American Century VP Inflation Protection
2015	9.933	9.553	-3.83	4
2014(2)	10.000	9.933	-0.67	2
American Century VP Value
2015	10.138	9.595	-5.36	23
2014(2)	10.000	10.138	1.38	1
American Funds Asset Allocation
2015(1)	10.000	9.692	-3.08	56
American Funds Blue Chip Income & Growth
2015	10.220	9.754	-4.56	51
2014(2)	10.000	10.220	2.20	3
American Funds Global Small Capitalization
2015	9.854	9.715	-1.41	8
2014(2)	10.000	9.854	-1.46	-
American Funds Managed Risk Asset Allocation
2015	9.901	9.659	-2.44	5
2014(2)	10.000	9.901	-0.99	-
American Funds Managed Risk Growth
2015	9.777	9.709	-0.70	8
2014(2)	10.000	9.777	-2.23	-
American Funds Managed Risk International
2015	9.427	8.690	-7.82	1
2014(2)	10.000	9.427	-5.73	-
American Funds New World
2015	8.997	8.573	-4.71	18
2014(2)	10.000	8.997	-10.03	-
BlackRock Global Allocation VI
2015(1)	10.000	9.289	-7.11	6
BlackRock iShares Alternative Strategies VI
2015(1)	10.000	9.280	-7.20	1
BlackRock iShares Dynamic Allocation VI
2015(1)	10.000	9.134	-8.66	-
BlackRock iShares Dynamic Fixed Income VI
2015(1)	10.000	9.689	-3.11	-
BlackRock iShares Equity Appreciation VI
2015(1)	10.000	8.655	-13.45	1
BlackRock Value Opportunities VI
2015(1)	10.000	8.988	-10.12	-
Calvert EAFE International Index
2015	9.247	8.950	-3.21	1
2014(2)	10.000	9.247	-7.53	1
Calvert Russell 2000 Small Cap
2015	10.473	9.770	-6.71	3
2014(2)	10.000	10.473	4.73	1

Appendix A – Condensed Financial Information                                73

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Calvert S&P MidCap 400
2015	$10.220	$9.785	-4.26%	21
2014(2)	10.000	10.220	2.20	1
ClearBridge Small Cap Growth
2015(1)	10.000	9.466	-5.34	1
Columbia Limited Duration Credit
2015(1)	10.000	9.561	-4.39	1
Columbia Small Cap Value
2015(1)	10.000	9.088	-9.12	8
Delaware VIP Limited Term Diversified Income
2015(1)	10.000	9.862	-1.38	1
Deutsche Alternative Asset Allocation VIP
2015	9.819	9.049	-7.84	4
2014(2)	10.000	9.819	-1.81	-
Deutsche Equity 500 Index VIP
2015	10.242	10.176	-0.64	38
2014(2)	10.000	10.242	2.42	4
Deutsche Small Mid Cap Value VIP
2015	10.080	9.720	-3.57	9
2014(2)	10.000	10.080	0.80	-
Dreyfus IP MidCap Stock
2015(1)	10.000	9.260	-7.40	3
Fidelity VIP Contrafund®
2015	10.159	10.059	-0.98	64
2014(2)	10.000	10.159	1.59	3
Fidelity VIP MidCap
2015	10.050	9.749	-3.00	36
2014(2)	10.000	10.050	0.50	1
Fidelity VIP Overseas
2015	9.427	9.602	1.86	6
2014(2)	10.000	9.427	-5.73	-
Franklin Global Real Estate VIP
2015	10.549	10.462	-0.82	18
2014(2)	10.000	10.549	5.49	2
Franklin Rising Dividends VIP
2015	10.336	9.810	-5.09	31
2014(2)	10.000	10.336	3.36	6
Franklin Templeton Global Bond VIP
2015	9.743	9.186	-5.72	51
2014(2)	10.000	9.743	-2.57	5
Goldman Sachs VIT MidCap Value
2015	10.241	9.137	-10.78	37
2014(2)	10.000	10.241	2.41	1
Goldman Sachs VIT Multi-Strategy Alternatives
2015(1)	10.000	9.327	-6.73	1
Goldman Sachs VIT SmallCap Equity Insights
2015	10.613	10.204	-3.85	6
2014(2)	10.000	10.613	6.13	-

Appendix A – Condensed Financial Information                                74

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Guggenheim Global Managed Futures Strategy
2015	$10.743	$10.430	-2.91%	2
2014(2)	10.000	10.743	7.43	-
Guggenheim Long Short Equity
2015	10.438	10.423	-0.14	5
2014(2)	10.000	10.438	4.38	1
Guggenheim Multi-Hedge Strategies
2015	10.253	10.298	0.44	5
2014(2)	10.000	10.253	2.53	-
Guggenheim Series F (Floating Rate Strategies)
2015	9.930	9.864	-0.66	6
2014(2)	10.000	9.930	-0.70	1
Guggenheim Series M (Macro Opportunities)
2015	10.051	9.882	-1.68	5
2014(2)	10.000	10.051	0.51	-
Invesco V.I. Balanced-Risk Allocation
2015	10.075	9.498	-5.73	18
2014(2)	10.000	10.075	0.75	-
Invesco V.I. Global Health Care
2015	10.332	10.483	1.46	48
2014(2)	10.000	10.332	3.32	-
Invesco V.I. International Growth
2015	9.603	9.222	-3.97	22
2014(2)	10.000	9.603	-3.97	1
Janus Aspen Flexible Bond
2015	10.044	9.898	-1.45	52
2014(2)	10.000	10.044	0.44	5
MFS International Value
2015	9.828	10.304	4.84	24
2014(2)	10.000	9.828	-1.72	-
MFS New Discovery
2015(1)	10.000	9.132	-8.68	2
MFS Utilities
2015	9.797	8.235	-15.94	61
2014(2)	10.000	9.797	-2.03	4
Neuberger Berman AMT Mid Cap Growth
2015(1)	10.000	9.176	-8.24	3
PIMCO VIT All Asset
2015(1)	10.000	8.752	-12.48	-
PIMCO VIT Commodity Real Return Strategy
2015(1)	10.000	7.225	-27.75	1
PIMCO VIT High Yield Portfolio
2015	9.876	9.579	-3.01	45
2014(2)	10.000	9.876	-1.24	2
PIMCO VIT Low Duration
2015(1)	10.000	9.875	-1.25	1

Appendix A – Condensed Financial Information                                75

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
PIMCO VIT Total Return
2015	$10.103	$10.004	-0.98%	27
2014(2)	10.000	10.103	1.03	4
Rydex Basic Materials
2015(1)	10.000	7.702	-22.98	-
Rydex Commodities Strategy
2015	7.075	4.618	-34.73	1
2014(2)	10.000	7.075	-29.25	1
Rydex NASDAQ 100
2015	10.277	10.969	6.73	34
2014(2)	10.000	10.277	2.77	-
The Merger Fund VL
2015(1)	10.000	9.636	-3.64	-
Van Eck VIP Global Hard Assets
2015	7.608	4.979	-34.56	5
2014(2)	10.000	7.608	-23.92	2
Core Plus Bond (f.k.a. Bond & Mortgage Securities)
2015(1)	10.000	9.719	-2.81	2
Diversified Balanced Managed Volatility
2015	10.157	10.017	-1.38	24
2014(2)	10.000	10.157	1.57	-
Diversified Growth Managed Volatility
2015	10.136	10.001	-1.33	3
2014(2)	10.000	10.136	1.36	-
Diversified International
2015	9.373	9.182	-2.04	9
2014(2)	10.000	9.373	-6.27	-
Equity Income
2015	10.223	9.662	-5.49	59
2014(2)	10.000	10.223	2.23	2
Government & High Quality Bond
2015	10.115	10.042	-0.72	19
2014(2)	10.000	10.115	1.15	1
Income
2015(1)	10.000	9.685	-3.15	2
International Emerging Markets
2015(1)	10.000	7.783	-22.17	4
LargeCap Growth
2015	10.109	10.440	3.27	20
2014(2)	10.000	10.109	1.09	1
LargeCap Growth I
2015(1)	10.000	9.979	-0.21	11
LargeCap S&P 500 Index
2015(1)	10.000	9.642	-3.58	12
LargeCap Value
2015(1)	10.000	9.565	-4.35	1

Appendix A – Condensed Financial Information                                76

For Contracts With the Liquidity Max ("No Surrender Charge Rider")
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Money Market
2015	$9.961	$9.822	-1.40%	100
2014(2)	10.000	9.961	-0.39	-
Principal Capital Appreciation
2015	10.310	10.364	0.52	32
2014(2)	10.000	10.310	3.10	-
Principal LifeTime 2020
2015(1)	10.000	9.383	-6.17	2
Principal LifeTime 2030
2015(1)	10.000	9.330	-6.70	2
Principal LifeTime 2040
2015(1)	10.000	9.307	-6.93	-
Principal LifeTime 2050
2015(1)	10.000	9.292	-7.08	-
Real Estate Securities
2015	11.380	11.671	2.56	73
2014(2)	10.000	11.380	13.80	1
SAM Balanced
2015	10.034	9.787	-2.46	175
2014(2)	10.000	10.034	0.34	9
SAM Conservative Balanced
2015	10.033	9.801	-2.31	145
2014(2)	10.000	10.033	0.33	31
SAM Conservative Growth
2015	10.046	9.773	-2.72	101
2014(2)	10.000	10.046	0.46	1
SAM Flexible Income
2015	10.022	9.730	-2.91	319
2014(2)	10.000	10.022	0.22	40
SAM Strategic Growth
2015	10.082	9.755	-3.24	34
2014(2)	10.000	10.082	0.82	2
Short-Term Income
2015	9.999	9.918	-0.81	45
2014(2)	10.000	9.999	-0.01	8
SmallCap (f.k.a. SmallCap Blend)
2015(1)	10.000	9.120	-8.80	20

(1)	Commenced Operations on May 16, 2015

(2)	Commenced Operations on September 19, 2014

Appendix A – Condensed Financial Information                                77

PART B

PRINCIPAL LIFE INSURANCE COMPANY
(the “Depositor”)

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
(the “Registrant”)

Principal Pivot Series Variable AnnuitySM

Statement of Additional Information

dated May 1, 2016

This Statement of Additional Information provides information about the Principal Pivot Series Variable Annuity SM (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated May 1, 2016.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or calling:

Principal Pivot Series Variable AnnuitySM
The Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

GENERAL INFORMATION AND HISTORY
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Pivot Series Variable AnnuitySM (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24,1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
PRINCIPAL UNDERWRITER
The principal underwriter of the Contract is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of PSI is the Principal Financial Group, 650 8th Street, Des Moines, Iowa 50392-0200. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.
The Contract’s offering to the public is non-continuous. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last fiscal year PSI has received and retained the following commissions:

2015 received/retained	2014 received/retained
$864,757/$0	$86,698/$0
CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the Contract without the Liquidity Max ("No Surrender Charge Rider") and for the Contract with the Liquidity Max ("No Surrender Charge Rider").
The Contract was not offered prior to October 9, 2014. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.

The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.
The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Money Market Division’s* “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”

	Yield For the Period Ended December 31, 2015
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge	-1.19%	-1.18%
with a surrender charge	-7.19%	-7.18%
with Liquidity Max ("No Surrender Charge Rider") but without a surrender charge	-1.44%	-1.43%
*  Effective April 8, 2016, the Money Market Division was replaced by the Fidelity VIP Government Money Market Division.
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the Liquidity Max ("No Surrender Charge Rider"), the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Liquidity Max ("No Surrender Charge Rider"), the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.
Following are the hypothetical average annual total returns for the period ending December 31, 2015 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
ALPS/Red Rock Listed Private Equity	10/24/2014	-2.48%			1.55%
American Century VP Inflation Protection	12/31/2002	-3.62%	0.81%	2.19%
American Century VP Value	05/01/1996	-5.16%	9.16%	4.93%
American Funds Asset Allocation	08/01/1989	-0.05%	7.75%	4.94%
American Funds Blue Chip Income and Growth	07/05/2001	-4.35%	9.45%	4.76%
American Funds Global Small Capitalization	04/30/1998	-1.20%	3.13%	4.12%
American Funds Managed Risk Asset Allocation	09/28/2012	-2.24%			5.61%
American Funds Managed Risk Growth	05/01/2013	-0.48%			5.08%
American Funds Managed Risk International	05/01/2013	-7.63%			-2.65%
American New World	06/17/1999	-4.52%	-1.30%	4.50%

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
BlackRock Global Allocation VI	02/28/1992	-2.14%	2.86%	4.61%
BlackRock iShares Alternative Strategies VI	04/30/2014	-2.43%			-0.05%
BlackRock iShares Dynamic Allocation VI	04/30/2014	-5.12%			-2.94%
BlackRock iShares Dynamic Fixed Income VI	04/30/2014	-2.66%			-1.45%
BlackRock iShares Equity Appreciation VI	04/30/2014	-7.86%			-5.13%
BlackRock Value Opportunities VI	04/20/1982	-7.86%	7.64%	4.00%
Calvert VP EAFE International Index	11/12/2002	-3.01%	1.15%	0.61%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	-6.52%	6.85%	4.59%
Calvert VP S&P MidCap 400 Index	05/03/1999	-4.05%	8.53%	6.04%
ClearBridge Small Cap Growth	02/02/2007	-5.72%	10.43%		6.34%
Columbia Limited Duration Credit	05/07/2010	-3.64%	0.16%		0.44%
Columbia Small Cap Value	06/01/2000	-7.43%	4.92%	4.67%
Core Plus Bond (formerly Bond & Mortgage Securities)	12/18/1987	-1.92%	2.13%	2.25%
Delaware VIP Limited Term Diversified Income	05/01/2000	-0.61%	-0.08%	1.74%
Deutsche Alternative Asset Allocation	01/30/2009	-7.65%	-0.63%		4.32%
Deutsche Equity 500 Index	10/01/1997	-0.43%	10.44%	5.31%
Deutsche Small Mid Cap Value	05/01/1996	-3.37%	6.71%	5.76%
Diversified Balanced Managed Volatility	10/31/2013	-1.17%			2.75%
Diversified Growth Managed Volatility	10/31/2013	-1.12%			3.26%
Diversified International	05/02/1994	-1.83%	2.22%	1.78%
Dreyfus IP MidCap Stock	12/29/2000	-3.67%	10.56%	5.65%
Equity Income	04/28/1998	-5.29%	8.85%	4.97%
Fidelity VIP Contrafund	01/03/1995	-0.77%	9.31%	5.69%
Fidelity VIP Mid Cap	12/28/1998	-2.79%	6.37%	6.06%
Fidelity VIP Overseas	01/28/1987	2.08%	2.91%	1.78%
Franklin Global Real Estate	01/24/1989	-0.62%	6.01%	-0.08%
Franklin Rising Dividends	01/27/1992	-4.89%	8.58%	5.29%
Goldman Sachs VIT Mid Cap Value	01/09/2006	-10.60%	7.14%		4.81%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	-5.88%			-4.49%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	-3.65%	8.42%		4.73%
Government & High Quality Bond	05/06/1993	-0.52%	1.46%	2.75%
Guggenheim Floating Rate Strategies	04/22/2013	-0.46%			0.87%
Guggenheim Global Managed Futures Strategy	11/07/2008	-2.71%	-2.89%		-3.92%
Guggenheim Long Short Equity Fund	05/01/2002	0.06%	2.33%	1.92%
Guggenheim Macro Opportunities	04/22/2013	-1.48%			1.00%
Guggenheim Multi-Hedge Strategies	11/29/2005	0.65%	1.50%	-0.67%
Guggenheim Rydex Basic Materials	05/02/2001	-18.28%	-6.49%	1.72%
Guggenheim Rydex Commodities Strategy	09/30/2005	-34.60%	-18.23%	-13.83%
Guggenheim Rydex NASDAQ-100	05/07/1997	6.97%	13.96%	8.94%
Income	05/07/1993	-2.09%	2.63%	3.84%
International Emerging Markets	10/24/2000	-15.03%	-6.20%	1.84%
Invesco VI Balanced-Risk Allocation	01/23/2009	-5.53%	3.37%		7.14%
Invesco VI Global Health Care	04/30/2004	1.67%	15.19%	7.83%
Invesco VI International Growth	09/19/2001	-3.77%	3.14%	3.79%
Janus Aspen Flexible Bond	09/13/1993	-1.24%	2.45%	4.25%
LargeCap Growth	05/02/1994	3.49%	10.20%	5.73%
LargeCap Growth I	06/01/1994	6.27%	11.44%	7.15%
LargeCap S&P 500 Index	05/03/1999	-0.27%	10.58%	5.44%
LargeCap Value	05/13/1970	-2.50%	9.92%	4.37%
MFS VIT International Value	08/23/2001	5.07%	8.02%	5.92%
MFS VIT New Discovery	05/01/1998	-3.30%	5.42%	6.59%
MFS VIT Utilities	01/03/1995	-15.77%	5.52%	6.79%
Money Market*	03/18/1983	-1.18%	-1.22%	-0.10%

	For Contracts without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Neuberger Berman AMT Mid Cap Growth	11/03/1997	-0.20%	8.69%	6.66%
PIMCO VIT All Asset	04/30/2004	-10.26%	0.11%	2.13%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	-26.89%			-32.84%
PIMCO VIT High Yield	04/30/1998	-2.81%	3.63%	4.54%
PIMCO VIT Low Duration	03/31/2006	-1.02%	0.23%		2.39%
PIMCO VIT Total Return	12/31/1997	-0.77%	1.87%	4.19%
Principal Capital Appreciation	04/28/1998	0.73%	10.06%	6.19%
Principal LifeTime 2020	08/30/2004	-2.60%	5.04%	3.30%
Principal LifeTime 2030	08/30/2004	-2.39%	5.58%	3.37%
Principal LifeTime 2040	08/30/2004	-2.24%	6.25%	3.64%
Principal LifeTime 2050	08/30/2004	-2.09%	6.41%	3.68%
Real Estate Securities	05/01/1998	2.78%	11.34%	6.87%
SAM Balanced	06/03/1997	-2.25%	5.69%	4.34%
SAM Conservative Balanced	04/23/1998	-2.10%	4.44%	3.99%
SAM Conservative Growth	06/03/1997	-2.51%	6.68%	4.30%
SAM Flexible Income	09/09/1997	-2.71%	3.69%	3.73%
SAM Strategic Growth	06/03/1997	-3.03%	7.48%	4.35%
Short-Term Income	01/12/1994	-0.60%	0.45%	1.70%
SmallCap (formerly SmallCap Blend)	05/01/1998	-1.52%	10.23%	5.20%
Templeton Global Bond VIP	01/24/1989	-5.52%	1.13%	6.08%
The Merger Fund VL	05/31/2004	-2.08%	0.30%	3.34%
Van Eck VIP Global Hard Assets	05/01/2006	-34.42%	-13.78%		-3.47%
* Effective April 8, 2016, the Money Market Division was replaced by the Fidelity VIP Government Money Market Division.

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
ALPS/Red Rock Listed Private Equity	10/24/2014	-8.48%			-3.51%
American Century VP Inflation Protection	12/31/2002	-9.62%	0.22%	2.19%
American Century VP Value	05/01/1996	-11.16%	8.73%	4.93%
American Funds Asset Allocation	08/01/1989	-0.05%	7.75%	4.94%
American Funds Blue Chip Income and Growth	07/05/2001	-10.35%	9.03%	4.76%
American Funds Global Small Capitalization	04/30/1998	-7.20%	2.60%	4.12%
American Funds Managed Risk Asset Allocation	09/28/2012	-8.24%			4.51%
American Funds Managed Risk Growth	05/01/2013	-6.48%			3.33%
American Funds Managed Risk International	05/01/2013	-13.63%			-4.64%
American New World	06/17/1999	-10.52%	-1.94%	4.50%
BlackRock Global Allocation VI	02/28/1992	-8.14%	2.32%	4.61%
BlackRock iShares Alternative Strategies VI	04/30/2014	-8.43%			-3.69%
BlackRock iShares Dynamic Allocation VI	04/30/2014	-11.12%			-6.65%
BlackRock iShares Dynamic Fixed Income VI	04/30/2014	-8.66%			-5.12%
BlackRock iShares Equity Appreciation VI	04/30/2014	-13.86%			-8.90%
BlackRock Value Opportunities VI	04/20/1982	-13.86%	7.19%	4.00%
Calvert VP EAFE International Index	11/12/2002	-9.01%	0.57%	0.61%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	-12.52%	6.39%	4.59%
Calvert VP S&P MidCap 400 Index	05/03/1999	-10.05%	8.10%	6.04%
ClearBridge Small Cap Growth	02/02/2007	-11.72%	10.03%		6.34%
Columbia Limited Duration Credit	05/07/2010	-9.64%	-0.44%		0.09%
Columbia Small Cap Value	06/01/2000	-13.43%	4.42%	4.67%
Core Plus Bond (formerly Bond & Mortgage Securities)	12/18/1987	-7.92%	1.57%	2.25%
Delaware VIP Limited Term Diversified Income	05/01/2000	-6.61%	-0.69%	1.74%
Deutsche Alternative Asset Allocation	01/30/2009	-13.65%	-1.25%		4.32%
Deutsche Equity 500 Index	10/01/1997	-6.43%	10.03%	5.31%
Deutsche Small Mid Cap Value	05/01/1996	-9.37%	6.24%	5.76%
Diversified Balanced Managed Volatility	10/31/2013	-7.17%			0.49%

	For Contracts with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Diversified Growth Managed Volatility	10/31/2013	-7.12%			1.01%
Diversified International	05/02/1994	-7.83%	1.67%	1.78%
Dreyfus IP MidCap Stock	12/29/2000	-9.67%	10.16%	5.65%
Equity Income	04/28/1998	-11.29%	8.42%	4.97%
Fidelity VIP Contrafund	01/03/1995	-6.77%	8.88%	5.69%
Fidelity VIP Mid Cap	12/28/1998	-8.79%	5.90%	6.06%
Fidelity VIP Overseas	01/28/1987	-3.92%	2.37%	1.78%
Franklin Global Real Estate	01/24/1989	-6.62%	5.53%	-0.08%
Franklin Rising Dividends	01/27/1992	-10.89%	8.15%	5.29%
Goldman Sachs VIT Mid Cap Value	01/09/2006	-16.60%	6.68%		4.81%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	-11.88%			-8.22%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	-9.65%	7.98%		4.73%
Government & High Quality Bond	05/06/1993	-6.52%	0.89%	2.75%
Guggenheim Floating Rate Strategies	04/22/2013	-6.46%			-0.99%
Guggenheim Global Managed Futures Strategy	11/07/2008	-8.71%	-3.58%		-3.92%
Guggenheim Long Short Equity Fund	05/01/2002	-5.94%	1.78%	1.92%
Guggenheim Macro Opportunities	04/22/2013	-7.48%			-0.86%
Guggenheim Multi-Hedge Strategies	11/29/2005	-5.35%	0.93%	-0.67%
Guggenheim Rydex Basic Materials	05/02/2001	-24.28%	-7.29%	1.72%
Guggenheim Rydex Commodities Strategy	09/30/2005	-40.60%	-19.62%	-13.83%
Guggenheim Rydex NASDAQ-100	05/07/1997	0.97%	13.60%	8.94%
Income	05/07/1993	-8.09%	2.08%	3.84%
International Emerging Markets	10/24/2000	-21.03%	-6.99%	1.84%
Invesco VI Balanced-Risk Allocation	01/23/2009	-11.53%	2.84%		7.14%
Invesco VI Global Health Care	04/30/2004	-4.33%	14.84%	7.83%
Invesco VI International Growth	09/19/2001	-9.77%	2.60%	3.79%
Janus Aspen Flexible Bond	09/13/1993	-7.24%	1.90%	4.25%
LargeCap Growth	05/02/1994	-2.51%	9.79%	5.73%
LargeCap Growth I	06/01/1994	0.27%	11.05%	7.15%
LargeCap S&P 500 Index	05/03/1999	-6.27%	10.17%	5.44%
LargeCap Value	05/13/1970	-8.50%	9.50%	4.37%
MFS VIT International Value	08/23/2001	-0.93%	7.58%	5.92%
MFS VIT New Discovery	05/01/1998	-9.30%	4.92%	6.59%
MFS VIT Utilities	01/03/1995	-21.77%	5.03%	6.79%
Money Market*	03/18/1983	-7.18%	-1.86%	-0.10%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	-6.20%	8.25%	6.66%
PIMCO VIT All Asset	04/30/2004	-16.26%	-0.49%	2.13%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	-32.89%			-38.43%
PIMCO VIT High Yield	04/30/1998	-8.81%	3.11%	4.54%
PIMCO VIT Low Duration	03/31/2006	-7.02%	-0.37%		2.39%
PIMCO VIT Total Return	12/31/1997	-6.77%	1.31%	4.19%
Principal Capital Appreciation	04/28/1998	-5.27%	9.65%	6.19%
Principal LifeTime 2020	08/30/2004	-8.60%	4.54%	3.30%
Principal LifeTime 2030	08/30/2004	-8.39%	5.10%	3.37%
Principal LifeTime 2040	08/30/2004	-8.24%	5.78%	3.64%
Principal LifeTime 2050	08/30/2004	-8.09%	5.94%	3.68%
Real Estate Securities	05/01/1998	-3.22%	10.95%	6.87%
SAM Balanced	06/03/1997	-8.25%	5.21%	4.34%
SAM Conservative Balanced	04/23/1998	-8.10%	3.93%	3.99%
SAM Conservative Growth	06/03/1997	-8.51%	6.22%	4.30%
SAM Flexible Income	09/09/1997	-8.71%	3.17%	3.73%
SAM Strategic Growth	06/03/1997	-9.03%	7.03%	4.35%
Short-Term Income	01/12/1994	-6.60%	-0.15%	1.70%
SmallCap (formerly SmallCap Blend)	05/01/1998	-7.52%	9.82%	5.20%
Templeton Global Bond VIP	01/24/1989	-11.52%	0.55%	6.08%
The Merger Fund VL	05/31/2004	-8.08%	-0.30%	3.34%
Van Eck VIP Global Hard Assets	05/01/2006	-40.42%	-14.89%		-3.47%
* Effective April 8, 2016, the Money Market Division was replaced by the Fidelity VIP Government Money Market Division.

	For Contracts with Liquidity Max ("No Surrender Charge Rider") and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
ALPS/Red Rock Listed Private Equity	10/24/2014	-2.73%			1.30%
American Century VP Inflation Protection	12/31/2002	-3.86%	0.56%	1.93%
American Century VP Value	05/01/1996	-5.40%	8.88%	4.66%
American Funds Asset Allocation	08/01/1989	-0.30%	7.48%	4.68%
American Funds Blue Chip Income and Growth	07/05/2001	-4.59%	9.18%	4.50%
American Funds Global Small Capitalization	04/30/1998	-1.45%	2.87%	3.86%
American Funds Managed Risk Asset Allocation	09/28/2012	-2.48%			5.35%
American Funds Managed Risk Growth	05/01/2013	-0.73%			4.82%
American Funds Managed Risk International	05/01/2013	-7.86%			-2.89%
American New World	06/17/1999	-4.75%	-1.54%	4.24%
BlackRock Global Allocation VI	02/28/1992	-2.39%	2.60%	4.35%
BlackRock iShares Alternative Strategies VI	04/30/2014	-2.67%			-0.30%
BlackRock iShares Dynamic Allocation VI	04/30/2014	-5.36%			-3.19%
BlackRock iShares Dynamic Fixed Income VI	04/30/2014	-2.90%			-1.69%
BlackRock iShares Equity Appreciation VI	04/30/2014	-8.09%			-5.36%
BlackRock Value Opportunities VI	04/20/1982	-8.09%	7.38%	3.74%
Core Plus Bond (formerly Bond & Mortgage Securities)	12/18/1987	-2.16%	1.87%	1.99%
Calvert VP EAFE International Index	11/12/2002	-3.25%	0.90%	0.35%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	-6.75%	6.59%	4.33%
Calvert VP S&P MidCap 400 Index	05/03/1999	-4.29%	8.26%	5.77%
ClearBridge Small Cap Growth	02/02/2007	-5.96%	10.16%		6.08%
Columbia Limited Duration Credit	05/07/2010	-3.88%	-0.09%		0.19%
Columbia Small Cap Value	06/01/2000	-7.66%	4.66%	4.41%
Delaware VIP Limited Term Diversified Income	05/01/2000	-0.86%	-0.33%	1.49%
Deutsche Alternative Asset Allocation	01/30/2009	-7.88%	-0.88%		4.06%
Deutsche Equity 500 Index	10/01/1997	-0.68%	10.16%	5.05%
Deutsche Small Mid Cap Value	05/01/1996	-3.61%	6.44%	5.49%
Diversified Balanced Managed Volatility	10/31/2013	-1.41%			2.49%
Diversified Growth Managed Volatility	10/31/2013	-1.37%			3.01%
Diversified International	05/02/1994	-2.07%	1.97%	1.52%
Dreyfus IP MidCap Stock	12/29/2000	-3.91%	10.28%	5.38%
Equity Income	04/28/1998	-5.52%	8.58%	4.71%
Fidelity VIP Contrafund	01/03/1995	-1.02%	9.03%	5.43%
Fidelity VIP Mid Cap	12/28/1998	-3.03%	6.11%	5.80%
Fidelity VIP Overseas	01/28/1987	1.82%	2.65%	1.52%
Franklin Global Real Estate	01/24/1989	-0.86%	5.74%	-0.33%
Franklin Rising Dividends	01/27/1992	-5.13%	8.31%	5.03%
Goldman Sachs VIT Mid Cap Value	01/09/2006	-10.82%	6.87%		4.55%
Goldman Sachs VIT Multi-Strategy Alternatives	04/25/2014	-6.12%			-4.73%
Goldman Sachs VIT Small Cap Equity Insights	08/31/2007	-3.89%	8.15%		4.46%
Government & High Quality Bond	05/06/1993	-0.77%	1.21%	2.50%
Guggenheim Floating Rate Strategies	04/22/2013	-0.71%			0.62%
Guggenheim Global Managed Futures Strategy	11/07/2008	-2.95%	-3.14%		-4.17%
Guggenheim Long Short Equity Fund	05/01/2002	-0.19%	2.08%	1.67%
Guggenheim Macro Opportunities	04/22/2013	-1.73%			0.75%
Guggenheim Multi-Hedge Strategies	11/29/2005	0.40%	1.25%	-0.92%
Guggenheim Rydex Basic Materials	05/02/2001	-18.49%	-6.73%	1.47%
Guggenheim Rydex Commodities Strategy	09/30/2005	-34.76%	-18.43%	-14.04%
Guggenheim Rydex NASDAQ-100	05/07/1997	6.70%	13.68%	8.67%
Income	05/07/1993	-2.34%	2.37%	3.58%
International Emerging Markets	10/24/2000	-15.25%	-6.43%	1.58%
Invesco VI Balanced-Risk Allocation	01/23/2009	-5.77%	3.12%		6.87%
Invesco VI Global Health Care	04/30/2004	1.42%	14.90%	7.56%
Invesco VI International Growth	09/19/2001	-4.01%	2.88%	3.53%
Janus Aspen Flexible Bond	09/13/1993	-1.49%	2.19%	3.99%
LargeCap Growth	05/02/1994	3.24%	9.93%	5.47%
LargeCap Growth I	06/01/1994	6.00%	11.16%	6.88%

	For Contracts with Liquidity Max ("No Surrender Charge Rider") and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
LargeCap S&P 500 Index	05/03/1999	-0.52%	10.30%	5.17%
LargeCap Value	05/13/1970	-2.74%	9.64%	4.11%
MFS VIT International Value	08/23/2001	4.80%	7.75%	5.66%
MFS VIT New Discovery	05/01/1998	-3.54%	5.15%	6.32%
MFS VIT Utilities	01/03/1995	-15.98%	5.25%	6.53%
Money Market*	03/18/1983	-1.43%	-1.46%	-0.35%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	-0.45%	8.42%	6.39%
PIMCO VIT All Asset	04/30/2004	-10.49%	-0.14%	1.87%
PIMCO VIT Commodity Real Return Strategy	11/10/2014	-27.07%			-33.00%
PIMCO VIT High Yield	04/30/1998	-3.05%	3.38%	4.28%
PIMCO VIT Low Duration	03/31/2006	-1.27%	-0.02%		2.14%
PIMCO VIT Total Return	12/31/1997	-1.02%	1.61%	3.92%
Principal Capital Appreciation	04/28/1998	0.48%	9.78%	5.92%
Principal LifeTime 2020	08/30/2004	-2.84%	4.77%	3.04%
Principal LifeTime 2030	08/30/2004	-2.64%	5.32%	3.11%
Principal LifeTime 2040	08/30/2004	-2.49%	5.99%	3.38%
Principal LifeTime 2050	08/30/2004	-2.33%	6.14%	3.42%
Real Estate Securities	05/01/1998	2.52%	11.06%	6.60%
SAM Balanced	06/03/1997	-2.50%	5.43%	4.08%
SAM Conservative Balanced	04/23/1998	-2.35%	4.17%	3.73%
SAM Conservative Growth	06/03/1997	-2.75%	6.42%	4.04%
SAM Flexible Income	09/09/1997	-2.95%	3.43%	3.47%
SAM Strategic Growth	06/03/1997	-3.27%	7.21%	4.09%
Short-Term Income	01/12/1994	-0.85%	0.20%	1.44%
SmallCap (formerly SmallCap Blend)	05/01/1998	-1.77%	9.95%	4.94%
Templeton Global Bond VIP	01/24/1989	-5.76%	0.87%	5.81%
The Merger Fund VL	05/31/2004	-2.32%	0.05%	3.08%
Van Eck VIP Global Hard Assets	05/01/2006	-34.59%	-13.99%		-3.71%
* Effective April 8, 2016, the Money Market Division was replaced by the Fidelity VIP Government Money Market Division.

TAXATION UNDER CERTAIN RETIREMENT PLANS
INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2015 and 2016.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

IRA- Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2015	$5,500	$11,000
2016	$5,500	$11,000
For succeeding years, limits are indexed for cost of living.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level and tax filing status.
For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Adjusted Gross Income is between $184,000 and $194,000 in 2016.

Deductibility of Traditional IRA Contributions for Active Participants
Married Individuals (Filing Jointly)			Single Individual
Year	Limited Deduction	No Deduction	Year	Limited Deduction	No Deduction
2015	$98,000	$118,000	2015	$61,000	$71,000
2016	$98,000	$118,000	2016	$61,000	$71,000
An individual may make non-deductible IRA contributions to the extent of the excess of:
(1)    The lesser of maximum annual contribution or 100% of compensation, over
(2)    The IRA deductible contributions made with respect to the individual.
A person whose filing status is "married, filing separately" may not make a full Traditional IRA deduction contribution, unless the couple are separated and have been living apart for the entire year. Only a partial deductible contribution is allowed if the Modified Adjusted Gross Income is less than $10,000.
An individual may not make any contribution to his/her own Traditional IRA for the year in which he/she reaches age 70 ½ or for any year thereafter.
Taxation of Distributions . Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59½ are subject to a 10% penalty tax in addition to regular income tax. Exempted from this 10% tax penalty are the following distributions: death; disability; if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; distributions to pay medical expenses; distributions for unemployed medical insurance premiums; distributions for first-time home purchases (up to $10,000); distributions for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; and distributions for certain natural disaster victims.

Required Distributions . Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70½, and such distributions must be made over a period that does not exceed the uniform life distribution period or in certain instances under the joint life and last survivor period established by the IRS. In addition, upon the death of the owner prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed by December 31 of the calendar year that contains fifth anniversary of the owner’s death or, if distributions to a beneficiary designated under the contract commence by December 31 of the calendar year following the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. In certain instances the distributions may be payable over the remaining life expectancy of the deceased owner. If the surviving spouse is the beneficiary of the IRA Contract, the surviving spouse may have additional distribution options. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant’s death, distributions must continue at least as rapidly as under the method in effect at the date of death. A penalty tax of 50% may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year.
Tax-Free Rollovers . The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions . Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of compensation or $53,000 for 2016.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.
Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2015	$18,000	$6,000
2016	$18,000	$6,000
Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.
Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,000 for 2016.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $12,500 limit in 2016) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, an individual under age 50 who defers the maximum of $12,500 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, would be limited to an elective deferral of $5,500 in 2015 ($18,000 – $12,500) to the 401(k) plan.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2015	$12,500	$3,000	$18,000
2016	$12,500	$3,000	$18,000
Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for IRAs.
Tax-Free Rollovers . Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE plan, however, such rollovers are currently not permitted into our SIMPLE IRA contract.
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2015 and 2016.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2015	$5,500	$1,000
2016	$5,500	$1,000
For succeeding years, individual Roth IRA limits are indexed for cost-of-living.

For 2016, the maximum contribution is phased out for single taxpayers with adjusted gross income between $117,000 and $132,000 and for joint filers with adjusted gross income between $184,000 and $194,000 (see chart below).

Modified Adjusted Gross Income Limits - 2016
Single	Married Filing Joint	ROTH IRA Contribution
$117,000 or less	$184,000 or less	Full Contribution
$117,000 – $132,000	$184,000 – $194,000	Partial Contribution*
$132,000 & over	$194,000 & over	No Contribution

*	Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.
A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple are separated and have been living apart for the entire year. Only a partial contribution is allowed if the Modified Adjusted Gross Income is less than $10,000.
Taxation of Distribution . Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for owner contributions begins January 1 of the year the first contribution is made to any Roth IRA. The five-year period for converted amounts begins from January 1 of the year of the conversion.
Required Distributions . Roth IRAs are not subject to lifetime minimum required distributions. Roth IRAs are subject to the same post-death minimum required distribution rules described above for IRAs.
DEFERRED INCOME DISCLOSURE
At the time the owner submits a deferred income transfer request, the Company will inform the contract owner of the following:

(a)	Amounts used to purchase deferred income payments are not liquid once the deferred income transfer is made.

(b)	Deferred income payments made pursuant to the Deferred Income Rider are subject to the claims paying ability of the Company.

(c)
The deferred income payment amount that the owner receives from the Company may be higher or lower than the amount the owner might receive if he or she purchased a similar product offered by the Company or by another company. When making a deferred income transfer, the owner should consider, in consultation with his or her financial adviser, payment amounts for similar products, as well as the owner’s future income needs, tax situation, contract terms, and the claims paying ability of the insurance company.

(d)
The deferred income payment amount is based on various factors disclosed in your prospectus. The confirmation the Company will send the owner with respect to the deferred income transfer will provide the owner with the deferred income payment amount for the amount transferred.

Upon completion of a deferred income transfer, the owner will receive a confirmation that will include information about:

(a)	The amount of the deferred income payment purchased.

(b)	The lack of liquidity of amounts transferred to the Deferred Income Rider.

(c)	The owner’s ability to consider other products offered by the Company or by another company and the right to cancel the deferred income transfer within the 10 day cancellation period.

(d)	The compensation, if any, paid to the broker/dealer or any other person as a result of the deferred income transfer.

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Report of Independent Registered Public Accounting Firm
The Board of Directors and Participants
Principal Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Principal Life Insurance Company Separate Account B (“Separate Account”), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2015, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2015 and 2014. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Principal Life Insurance Company Separate Account B at December 31, 2015, the results of its operations for the year or period then ended and the changes in its net assets for the years or periods ended December 31, 2015 and 2014, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
April 29, 2016

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division

Assets
Investments in shares of mutual funds, at market	$4,350,241	$2,766,015	$23,675
Liabilities	—	—	—
Net assets	$4,350,241	$2,766,015	$23,675

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	258,992	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	3,838,950	2,085,701	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	511,291	421,322	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	23,675
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$4,350,241	$2,766,015	$23,675

Investments in shares of mutual funds, at cost	$4,973,781	$3,391,466	$24,667
Shares of mutual funds owned	251,314	159,978	2,294
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	22,648	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	152,946	182,833	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	21,809	37,519	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	2,640
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	11.44	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	11.26	—
Principal Investment Plus Variable Annuity	25.10	11.41	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	23.45	11.23	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	8.98
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	8.97
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
American Century VP Capital Appreciation Class I Division	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP MidCap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division

$2,496,198	$11,548,437	$51,379,647	$6,444,459	$3,618,032	$36,158,449	$15,477,692
—	—	—	—	—	—	—
$2,496,198	$11,548,437	$51,379,647	$6,444,459	$3,618,032	$36,158,449	$15,477,692

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	2,693,079	—	—	—	—	—
—	91,348	—	—	—	—	—
—	8,764,010	64,802	1,091,980	3,618,032	—	15,144,771
—	—	—	—	—	—	—
2,295,230	—	49,011,821	4,512,198	—	34,060,533	—
200,968	—	2,247,410	840,281	—	2,097,916	—
—	—	—	—	—	—	—
—	—	16,808	—	—	—	114,296
—	—	38,806	—	—	—	218,625

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$2,496,198	$11,548,437	$51,379,647	$6,444,459	$3,618,032	$36,158,449	$15,477,692

$2,415,931	$8,996,822	$57,254,100	$6,340,662	$2,466,965	$21,887,786	$11,405,990
166,192	1,347,542	5,168,979	350,242	233,874	2,374,160	1,746,918

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	156,193	—	—	—	—	—
—	5,881	—	—	—	—	—
—	537,127	6,724	58,694	219,740	—	752,055
—	—	—	—	—	—	—
211,490	—	3,887,158	243,115	—	1,765,323	—
18,706	—	190,826	46,825	—	116,409	—
—	—	—	—	—	—	—
—	—	1,754	—	—	—	11,875
—	—	4,062	—	—	—	22,786

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	17.24	—	—	—	—	—
—	15.53	—	—	—	—	—
—	16.31	9.64	18.61	16.46	—	20.14
—	14.94	9.60	17.99	15.08	—	18.56
10.85	—	12.61	18.56	—	19.29	—
10.74	—	11.78	17.95	—	18.02	—
—	—	—	—	—	—	—
—	—	9.58	—	—	—	9.63
—	—	9.55	—	—	—	9.59

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015
	American Funds Insurance Series Asset Allocation Fund Class 4 Division	American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division

Assets
Investments in shares of mutual funds, at market	$806,434	$900,392	$843,960
Liabilities	—	—	—
Net assets	$806,434	$900,392	$843,960

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	367,945
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	476,015
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	259,947	404,354	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	546,487	496,038	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$806,434	$900,392	$843,960

Investments in shares of mutual funds, at cost	$808,051	$1,025,956	$928,166
Shares of mutual funds owned	39,531	71,859	35,312
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	36,347
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	54,474
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	26,779	41,324	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	56,386	50,856	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	10.13
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	10.03
Principal Investment Plus Variable Annuity	—	—	8.74
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	8.71
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.71	9.79	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.69	9.75	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division

$132,990	$364,164	$62,127	$148,405	$37,589	$440,766	$393,506
—	—	—	—	—	—	—
$132,990	$364,164	$62,127	$148,405	$37,589	$440,766	$393,506

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	364,164	—	—	—	234,974	—
—	—	—	—	—	—	—
—	—	—	—	—	205,792	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
57,468	—	18,474	74,779	27,079	—	236,141
75,522	—	43,653	73,626	10,510	—	157,365

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$132,990	$364,164	$62,127	$148,405	$37,589	$440,766	$393,506

$143,998	$410,754	$64,703	$150,982	$40,514	$481,418	$428,498
5,516	40,195	5,306	12,984	3,986	23,558	21,054

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	41,088	—	—	—	27,031	—
—	—	—	—	—	—	—
—	—	—	—	—	23,054	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
5,897	—	1,907	7,678	3,106	—	27,458
7,774	—	4,520	7,584	1,210	—	18,357

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	8.87	—	—	—	8.69	—
—	8.78	—	—	—	8.61	—
—	—	—	—	—	8.93	—
—	—	—	—	—	8.89	—
—	—	—	—	—	—	—
9.75	—	9.69	9.74	8.72	—	8.60
9.71	—	9.66	9.71	8.69	—	8.57

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Balanced Class 1 Division	BlackRock Global Allocation Class III Division	BlackRock iShares Alternative Strategies Class III Division

Assets
Investments in shares of mutual funds, at market	$29,965,069	$522,246	$129,148
Liabilities	—	—	—
Net assets	$29,965,069	$522,246	$129,148

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	569,330	—	—
Premier Variable	2,243,418	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	27,152,321	58,010	35,052
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	396,521	77,887
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	8,494	11,130
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	4,030	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	55,191	5,079
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$29,965,069	$522,246	$129,148

Investments in shares of mutual funds, at cost	$24,509,319	$562,375	$134,212
Shares of mutual funds owned	1,692,942	40,050	13,205
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	180,760	—	—
Premier Variable	679,819	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	960,761	6,242	3,775
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	42,691	8,394
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	918	1,204
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	433	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	5,942	547
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	3.15	—	—
Premier Variable	3.30	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	28.26	9.29	9.29
The Principal Variable Annuity with Purchase Payment Credit Rider	25.81	9.26	9.25
Principal Investment Plus Variable Annuity	—	9.29	9.28
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	9.25	9.24
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	9.30	9.29
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	9.29	9.28
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
BlackRock iShares Dynamic Allocation Class III Division	BlackRock iShares Dynamic Fixed Income Class III Division	BlackRock iShares Equity Appreciation Class III Division	BlackRock Value Opportunities Class III Division	Bond & Mortgage Securities Class 1 Division	Bond & Mortgage Securities Class 2 Division	Calvert EAFE International Index Class F Division

$60,297	$110,754	$110,952	$826	$151,327,795	$18,626	$14,972
—	—	—	—	—	—	—
$60,297	$110,754	$110,952	$826	$151,327,795	$18,626	$14,972

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	195,449	—	—
—	—	—	—	1,870,370	—	—
—	—	—	—	5,352,712	—	—
—	—	—	—	326,829	—	—
—	21,115	2,948	—	63,750,763	—	—
—	—	—	—	—	—	—
27,776	89,047	64,855	—	73,295,134	—	—
32,521	—	37,834	—	6,536,538	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	3,637
—	592	5,315	826	—	18,626	11,335

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$60,297	$110,754	$110,952	$826	$151,327,795	$18,626	$14,972

$62,447	$113,935	$118,143	$901	$149,982,947	$18,853	$15,932
6,388	11,418	12,193	45	13,694,823	1,689	193

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	72,961	—	—
—	—	—	—	666,285	—	—
—	—	—	—	303,236	—	—
—	—	—	—	24,838	—	—
—	2,178	340	—	2,728,039	—	—
—	—	—	—	—	—	—
3,041	9,191	7,494	—	3,144,063	—	—
3,574	—	4,388	—	306,993	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	405
—	61	614	92	—	1,916	1,267

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	2.68	—	—
—	—	—	—	2.81	—	—
—	—	—	—	17.65	—	—
—	—	—	—	13.16	—	—
9.14	9.69	8.66	—	23.37	—	—
9.11	9.66	8.63	—	21.34	—	—
9.13	9.69	8.65	—	23.31	—	—
9.10	9.65	8.62	—	21.29	—	—
—	—	—	—	—	—	—
9.15	9.70	8.67	9.00	—	9.73	8.98
9.13	9.69	8.65	8.99	—	9.72	8.95

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015
	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Series II Division

Assets
Investments in shares of mutual funds, at market	$103,122	$480,283	$8,536
Liabilities	—	—	—
Net assets	$103,122	$480,283	$8,536

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	76,272	270,504	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	26,850	209,779	8,536
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$103,122	$480,283	$8,536

Investments in shares of mutual funds, at cost	$115,602	$522,298	$9,049
Shares of mutual funds owned	1,470	5,174	420
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	7,782	27,556	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,748	21,438	902
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.80	9.82	9.48
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.77	9.79	9.47
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division	Deutsche Alternative Asset Allocation Class B Division	Deutsche Equity 500 Index Class B2 Division	Deutsche Small Mid Cap Value Class B Division

$140,265	$75,095	$226,690	$1,008,617	$40,290	$678,440	$952,631
—	—	—	—	—	—	—
$140,265	$75,095	$226,690	$1,008,617	$40,290	$678,440	$952,631

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
51,997	—	68,626	20,189	—	—	40,634
—	—	—	—	—	—	—
69,738	—	133,320	742,801	—	—	682,290
7,887	—	13,193	245,627	—	—	124,076
—	—	—	—	—	—	—
—	959	—	—	—	293,054	16,779
10,643	74,136	11,551	—	40,290	385,386	88,852

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$140,265	$75,095	$226,690	$1,008,617	$40,290	$678,440	$952,631

$143,034	$84,525	$227,972	$1,158,768	$42,037	$709,241	$1,024,922
15,082	4,711	23,322	30,036	3,200	34,989	59,726

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
5,435	—	6,957	1,840	—	—	3,564
—	—	—	—	—	—	—
7,294	—	13,525	67,872	—	—	59,983
828	—	1,343	22,800	—	—	11,081
—	—	—	—	—	—	—
—	105	—	—	—	28,707	1,721
1,113	8,158	1,172	—	4,453	37,873	9,142

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
9.57	—	9.87	10.97	—	—	11.40
9.53	—	9.83	10.80	—	—	11.22
9.56	—	9.86	10.94	—	—	11.38
9.52	—	9.82	10.77	—	—	11.20
—	—	—	—	—	—	—
9.58	9.10	9.88	—	9.08	10.21	9.75
9.56	9.09	9.86	—	9.05	10.18	9.72

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division	Diversified Growth Class 2 Division

Assets
Investments in shares of mutual funds, at market	$1,030,996,862	$138,377,896	$3,202,277,009
Liabilities	—	—	—
Net assets	$1,030,996,862	$138,377,896	$3,202,277,009

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	7,058	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	919,718,416	107,545,897	2,960,163,557
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	80,515,136	6,547,087	206,154,057
Principal Lifetime Income Solutions	30,763,310	23,865,901	35,959,395
Principal Pivot Series Variable Annuity	—	173,355	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	238,598	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$1,030,996,862	$138,377,896	$3,202,277,009

Investments in shares of mutual funds, at cost	$902,278,266	$138,382,674	$2,788,993,675
Shares of mutual funds owned	73,068,523	12,908,386	212,352,587
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	731	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	65,359,101	10,271,906	197,094,058
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,931,532	633,352	14,229,420
Principal Lifetime Income Solutions	2,186,172	2,279,565	2,394,254
Principal Pivot Series Variable Annuity	—	17,252	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	23,821	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	9.66	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	9.63	—
Principal Investment Plus Variable Annuity	14.07	10.47	15.02
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13.57	10.34	14.49
Principal Lifetime Income Solutions	14.07	10.47	15.02
Principal Pivot Series Variable Annuity	—	10.05	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	10.02	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Diversified Growth Managed Volatility Class 2 Division	Diversified Income Class 2 Division	Diversified International Class 1 Division	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus Investment Portfolio Technology Growth Service Shares Division	Equity Income Class 1 Division

$252,642,046	$198,790,685	$136,018,971	$210,196	$43,675	$6,205,084	$207,673,737
—	—	—	—	—	—	—
$252,642,046	$198,790,685	$136,018,971	$210,196	$43,675	$6,205,084	$207,673,737

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	243,856	—	—	—	—
—	—	2,497,610	—	—	—	63,783
—	—	2,231,773	—	—	—	—
—	—	362,702	—	—	—	—
—	—	85,356,225	—	—	—	48,067,615
—	—	—	—	—	—	—
205,755,834	183,425,912	42,063,588	—	—	5,261,110	151,301,136
19,054,283	8,494,133	3,263,217	—	—	943,974	8,241,203
27,503,019	6,870,640	—	—	—	—	—
299,767	—	—	127,166	19,695	—	—
29,143	—	—	83,030	23,980	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$252,642,046	$198,790,685	$136,018,971	$210,196	$43,675	$6,205,084	$207,673,737

$252,793,498	$192,836,820	$111,389,468	$228,298	$43,776	$5,934,546	$160,847,828
23,414,462	16,747,320	9,942,908	15,254	2,313	363,721	9,583,467

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	80,483	—	—	—	—
—	—	786,785	—	—	—	33,904
—	—	133,897	—	—	—	—
—	—	29,674	—	—	—	—
—	—	3,194,681	—	—	—	3,385,374
—	—	—	—	—	—	—
19,518,214	15,736,842	1,578,156	—	—	223,435	10,681,866
1,830,714	744,752	134,051	—	—	42,920	614,097
2,608,964	589,483	—	—	—	—	—
29,880	—	—	13,806	2,124	—	—
2,914	—	—	9,043	2,590	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	3.03	—	—	—	—
—	—	3.17	—	—	—	1.88
—	—	16.67	—	—	—	—
—	—	12.22	—	—	—	—
9.60	—	26.72	—	—	—	14.20
9.56	—	24.40	—	—	—	13.45
10.54	11.66	26.65	—	—	23.55	14.16
10.41	11.41	24.34	—	—	21.99	13.42
10.54	11.66	—	—	—	—	—
10.03	—	—	9.21	9.27	—	—
10.00	—	—	9.18	9.26	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015
	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division

Assets
Investments in shares of mutual funds, at market	$1,006,029	$42,170,547	$50,809,499
Liabilities	—	—	—
Net assets	$1,006,029	$42,170,547	$50,809,499

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	42,170,547	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	45,809,235
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	3,731,266
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	440,071	—	629,305
Principal Pivot Series Variable Annuity with Liquidity Max Rider	565,958	—	639,693
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$1,006,029	$42,170,547	$50,809,499

Investments in shares of mutual funds, at cost	$1,077,827	$32,905,384	$36,373,596
Shares of mutual funds owned	46,748	1,248,019	1,527,646
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	1,785,852	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	2,022,275
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	176,348
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	45,400	—	62,363
Principal Pivot Series Variable Annuity with Liquidity Max Rider	58,575	—	63,595
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	23.61	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	21.57	—
Principal Investment Plus Variable Annuity	—	—	22.65
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	21.16
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.69	—	10.09
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.66	—	10.06
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division

$31,471,745	$14,192,952	$9,985,318	$69,447	$19,266,260	$31,476,924	$496,713
—	—	—	—	—	—	—
$31,471,745	$14,192,952	$9,985,318	$69,447	$19,266,260	$31,476,924	$496,713

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	69,447	—	—	—
21,014,371	14,192,952	—	—	—	85,052	33,895
—	—	—	—	—	—	—
9,187,080	—	8,897,470	—	16,461,187	29,167,336	58,784
1,270,294	—	1,087,848	—	1,877,308	2,104,523	5,125
—	—	—	—	—	—	—
—	—	—	—	579,628	59,794	210,367
—	—	—	—	348,137	60,219	188,542

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$31,471,745	$14,192,952	$9,985,318	$69,447	$19,266,260	$31,476,924	$496,713

$32,306,526	$9,059,520	$7,257,801	$78,357	$19,892,394	$25,566,736	$512,876
1,570,446	216,455	153,597	2,143	605,286	1,664,565	32,005

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	6,676	—	—	—
1,248,031	917,134	—	—	—	9,381	3,539
—	—	—	—	—	—	—
546,954	—	424,858	—	654,316	1,780,301	6,141
82,074	—	55,613	—	79,889	137,525	537
—	—	—	—	—	—	—
—	—	—	—	59,265	6,207	20,044
—	—	—	—	35,710	6,272	18,022

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	10.40	—	—	—
16.84	15.48	—	—	—	9.07	9.58
15.52	14.13	—	—	—	9.03	9.54
16.80	—	20.94	—	25.16	16.38	9.57
15.48	—	19.56	—	23.50	15.30	9.54
—	—	—	—	—	—	—
—	—	—	—	9.78	9.63	10.50
—	—	—	—	9.75	9.60	10.46

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Assets
Investments in shares of mutual funds, at market	$469,916	$3,252,241	$14,901,640
Liabilities	—	—	—
Net assets	$469,916	$3,252,241	$14,901,640

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	208,408	194,168
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	2,585,817	13,772,424
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	458,016	935,048
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	165,118	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	304,798	—	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$469,916	$3,252,241	$14,901,640

Investments in shares of mutual funds, at cost	$523,276	$3,892,446	$15,769,289
Shares of mutual funds owned	18,941	183,950	1,028,409
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	12,133	8,911
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	150,907	633,584
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	27,710	46,053
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	16,779	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	31,072	—	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	17.18	21.79
The Principal Variable Annuity with Purchase Payment Credit Rider	—	16.57	20.35
Principal Investment Plus Variable Annuity	—	17.14	21.74
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	16.53	20.30
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.84	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.81	—	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division	Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division

$468,946	$12,179	$6,193,049	$107,122	$121,664,052	$1,002,555	$787,211
—	—	—	—	—	—	—
$468,946	$12,179	$6,193,049	$107,122	$121,664,052	$1,002,555	$787,211

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	58,173	—	—
—	—	—	—	32,161	—	—
—	—	—	—	122,529	—	—
—	—	—	—	2,387,194	—	—
—	—	—	—	2,602,044	—	—
—	—	—	—	235,767	—	—
—	—	88,157	—	66,162,480	—	177,720
—	—	—	—	—	—	—
—	—	5,755,293	—	44,939,853	—	498,817
—	—	349,599	—	5,123,851	—	19,334
—	—	—	—	—	—	—
132,872	—	—	48,944	—	809,920	29,498
336,074	12,179	—	58,178	—	192,635	61,842

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$468,946	$12,179	$6,193,049	$107,122	$121,664,052	$1,002,555	$787,211

$554,624	$12,714	$6,864,240	$128,426	$126,416,058	$1,037,517	$807,948
32,319	1,332	533,884	9,299	11,974,808	98,580	30,607

—	—	—	—	—	—	—
—	—	—	—	17,733	—	—
—	—	—	—	8,510	—	—
—	—	—	—	46,132	—	—
—	—	—	—	853,570	—	—
—	—	—	—	209,701	—	—
—	—	—	—	19,138	—	—
—	—	4,965	—	5,492,668	—	18,284
—	—	—	—	—	—	—
—	—	324,925	—	3,739,785	—	51,352
—	—	21,131	—	444,980	—	1,998
—	—	—	—	—	—	—
14,496	—	—	4,781	—	80,402	2,981
36,783	1,306	—	5,702	—	19,184	6,270

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	3.28	—	—
—	—	—	—	3.78	—	—
—	—	—	—	2.66	—	—
—	—	—	—	2.80	—	—
—	—	—	—	12.41	—	—
—	—	—	—	12.32	—	—
—	—	17.76	—	12.05	—	9.72
—	—	16.58	—	11.54	—	9.68
—	—	17.71	—	12.02	—	9.71
—	—	16.54	—	11.51	—	9.68
—	—	—	—	—	—	—
9.17	9.34	—	10.24	—	10.07	9.90
9.14	9.33	—	10.20	—	10.04	9.86

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division

Assets
Investments in shares of mutual funds, at market	$114,058	$177,354	$87,800
Liabilities	—	—	—
Net assets	$114,058	$177,354	$87,800

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	58,773	5,317
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	4,642	23,078	20,153
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	3,257	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	86,326	37,456	6,943
Principal Pivot Series Variable Annuity with Liquidity Max Rider	23,090	54,790	55,387
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$114,058	$177,354	$87,800

Investments in shares of mutual funds, at cost	$123,690	$177,807	$87,827
Shares of mutual funds owned	5,873	11,614	3,645
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	5,945	531
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	481	2,336	2,017
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	331	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	8,251	3,582	672
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,214	5,257	5,379
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	9.66	9.89	10.00
The Principal Variable Annuity with Purchase Payment Credit Rider	9.62	9.85	9.96
Principal Investment Plus Variable Annuity	9.65	9.88	9.99
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9.62	9.84	9.96
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	10.46	10.46	10.33
Principal Pivot Series Variable Annuity with Liquidity Max Rider	10.43	10.42	10.30
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Guggenheim Macro Opportunities Series M Division	Income Class 1 Division	Income Class 2 Division	International Emerging Markets Class 1 Division	International Emerging Markets Class 2 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

$219,308	$582,115	$17,265	$50,664,749	$33,123	$4,368,724	$191,276
—	—	—	—	—	—	—
$219,308	$582,115	$17,265	$50,664,749	$33,123	$4,368,724	$191,276

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	387,308	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
79,568	71,968	—	20,505,629	—	4,368,724	—
—	—	—	—	—	—	—
28,721	494,531	—	27,606,238	—	—	—
5,222	15,616	—	2,165,574	—	—	—
—	—	—	—	—	—	—
52,855	—	—	—	—	—	23,722
52,942	—	17,265	—	33,123	—	167,554

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$219,308	$582,115	$17,265	$50,664,749	$33,123	$4,368,724	$191,276

$225,613	$596,738	$17,402	$59,694,396	$35,852	$2,968,737	$228,556
8,507	56,847	1,693	3,933,598	2,576	76,243	18,976

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	124,776	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
8,198	7,410	—	757,361	—	294,117	—
—	—	—	—	—	—	—
2,961	50,950	—	1,022,073	—	—	—
540	1,615	—	87,786	—	—	—
—	—	—	—	—	—	—
5,332	—	—	—	—	—	2,490
5,358	—	1,783	—	4,256	—	17,642

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	3.10	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
9.71	9.71	—	27.08	—	14.86	—
9.67	9.68	—	24.73	—	14.53	—
9.70	9.71	—	27.01	—	—	—
9.66	9.67	—	24.67	—	—	—
—	—	—	—	—	—	—
9.91	—	9.70	—	7.80	—	9.53
9.88	—	9.69	—	7.78	—	9.50

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Invesco Core Equity Series I Division	Invesco Global Health Care Series I Division	Invesco Global Health Care Series II Division

Assets
Investments in shares of mutual funds, at market	$17,819,731	$10,562,192	$814,219
Liabilities	—	—	—
Net assets	$17,819,731	$10,562,192	$814,219

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	17,819,731	10,562,192	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	311,665
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	502,554
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$17,819,731	$10,562,192	$814,219

Investments in shares of mutual funds, at cost	$14,298,472	$8,288,830	$925,421
Shares of mutual funds owned	526,588	332,667	26,565
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	1,220,317	460,748	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	29,638
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	47,944
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	14.60	22.92	—
The Principal Variable Annuity with Purchase Payment Credit Rider	13.34	21.00	—
Principal Investment Plus Variable Annuity	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	10.52
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	10.48
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Invesco International Growth Series I Division	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Aspen Enterprise Service Shares Division

$10,160,725	$428,869	$1,594,437	$7,927,985	$3,452,392	$4,445,303	$8,794,398
—	—	—	—	—	—	—
$10,160,725	$428,869	$1,594,437	$7,927,985	$3,452,392	$4,445,303	$8,794,398

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	1,594,437	2,257,885	3,452,392	—	8,794,398
—	—	—	—	—	—	—
9,299,077	—	—	5,043,124	—	3,967,940	—
861,648	—	—	626,976	—	477,363	—
—	—	—	—	—	—	—
—	225,950	—	—	—	—	—
—	202,919	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$10,160,725	$428,869	$1,594,437	$7,927,985	$3,452,392	$4,445,303	$8,794,398

$9,654,943	$461,139	$889,328	$8,668,134	$3,252,164	$4,108,119	$5,697,629
303,396	12,980	296,364	449,432	183,345	568,453	160,863

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	112,954	105,137	356,718	—	580,326
—	—	—	—	—	—	—
869,910	—	—	235,428	—	299,505	—
84,382	—	—	31,336	—	38,577	—
—	—	—	—	—	—	—
—	24,423	—	—	—	—	—
—	22,004	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	14.11	21.47	9.68	—	15.15
—	—	13.81	20.06	8.86	—	13.84
10.69	—	—	21.42	—	13.25	—
10.21	—	—	20.01	—	12.38	—
—	—	—	—	—	—	—
—	9.25	—	—	—	—	—
—	9.22	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Janus Aspen Flexible Bond Service Shares Division	LargeCap Growth Class 1 Division	LargeCap Growth Class 2 Division

Assets
Investments in shares of mutual funds, at market	$796,255	$49,543,081	$442,067
Liabilities	—	—	—
Net assets	$796,255	$49,543,081	$442,067

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	800,284	—
Premier Variable	—	3,882,026	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	32,399,770	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	10,623,351	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	1,837,650	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	281,901	—	230,848
Principal Pivot Series Variable Annuity with Liquidity Max Rider	514,354	—	211,219
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$796,255	$49,543,081	$442,067

Investments in shares of mutual funds, at cost	$818,582	$31,758,657	$441,385
Shares of mutual funds owned	62,895	1,921,019	17,208
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	242,091	—
Premier Variable	—	1,120,783	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	1,068,477	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	351,211	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	66,520	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	28,391	—	22,042
Principal Pivot Series Variable Annuity with Liquidity Max Rider	51,967	—	20,233
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	3.31	—
Premier Variable	—	3.46	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	30.32	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	27.69	—
Principal Investment Plus Variable Annuity	—	30.25	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	27.63	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.93	—	10.47
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.90	—	10.44
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division	LargeCap Value Class 1 Division	LargeCap Value Class 2 Division	MFS VIT International Value Service Class Division

$105,641,855	$490,954	$92,317,286	$150,988	$79,222,760	$10,361	$1,563,353
—	—	—	—	—	—	—
$105,641,855	$490,954	$92,317,286	$150,988	$79,222,760	$10,361	$1,563,353

$—	$—	$—	$—	$875,218	$—	$—
—	—	—	—	1,992,345	—	—
—	—	—	—	100,401	—	—
—	—	—	—	354,908	—	—
626,046	—	478,182	—	4,991,756	—	—
1,889,137	—	7,923,486	—	2,728,337	—	—
175,176	—	489,973	—	393,436	—	—
84,063,887	—	42,681,921	—	51,219,772	—	398,762
—	—	—	—	—	—	—
17,519,788	—	37,465,583	—	14,455,424	—	564,993
1,367,821	—	3,278,141	—	2,016,398	—	39,867
—	—	—	—	—	—	—
—	379,409	—	31,784	—	—	310,472
—	111,545	—	119,204	—	10,361	249,259

—	—	—	—	—	—	—
—	—	—	—	94,765	—	—
$105,641,855	$490,954	$92,317,286	$150,988	$79,222,760	$10,361	$1,563,353

$88,867,164	$559,966	$61,453,425	$153,316	$78,321,514	$10,713	$1,580,719
4,012,224	18,675	6,406,474	10,493	2,714,038	356	70,644

—	—	—	—	14,438	—	—
—	—	—	—	210,207	—	—
—	—	—	—	8,051	—	—
—	—	—	—	71,750	—	—
282,105	—	238,462	—	958,512	—	—
99,331	—	460,696	—	162,148	—	—
9,291	—	28,270	—	25,579	—	—
1,440,917	—	2,656,070	—	1,317,058	—	42,032
—	—	—	—	—	—	—
301,032	—	2,337,130	—	372,609	—	59,591
25,733	—	223,900	—	56,908	—	4,221
—	—	—	—	—	—	—
—	37,961	—	3,291	—	—	30,037
—	11,178	—	12,363	—	1,083	24,192

$—	$—	$—	$—	$60.35	$—	$—
—	—	—	—	9.48	—	—
—	—	—	—	11.42	—	—
—	—	—	—	4.95	—	—
2.22	—	2.01	—	5.21	—	—
19.02	—	17.20	—	16.83	—	—
18.85	—	17.33	—	15.38	—	—
58.34	—	16.07	—	38.89	—	9.49
53.28	—	14.68	—	35.52	—	9.45
58.20	—	16.03	—	38.80	—	9.48
53.15	—	14.64	—	35.43	—	9.45
—	—	—	—	—	—	—
—	9.99	—	9.66	—	9.58	10.34
—	9.98	—	9.64	—	9.56	10.30

—	—	—	—	—	—	—
—	—	—	—	8,295	—	—

—	—	—	—	60.35	—	—
—	—	—	—	11.42	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	MFS VIT New Discovery Service Class Division	MFS VIT Utilities Service Class Division	MFS VIT Value Service Class Division

Assets
Investments in shares of mutual funds, at market	$1,253,361	$10,898,121	$5,167,926
Liabilities	—	—	—
Net assets	$1,253,361	$10,898,121	$5,167,926

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	442,890	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	681,803	9,174,769	4,452,531
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	107,676	992,616	715,395
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	227,245	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	20,992	503,491	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$1,253,361	$10,898,121	$5,167,926

Investments in shares of mutual funds, at cost	$1,418,304	$13,658,107	$4,917,034
Shares of mutual funds owned	86,738	433,325	285,206
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	42,414	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	65,452	483,022	208,828
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,501	54,379	34,914
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	27,508	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,299	61,144	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	10.44	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	10.28	—	—
Principal Investment Plus Variable Annuity	10.42	19.00	21.32
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10.25	18.25	20.49
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.15	8.26	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.13	8.23	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
MidCap Class 1 Division	Money Market Class 1 Division	Money Market Class 2 Division	Neuberger Berman AMT Large Cap Value I Class Division	Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division	Neuberger Berman AMT Socially Responsive I Class Division	Oppenheimer Main Street Small Cap Service Shares Division

$339,892,141	$49,380,027	$1,381,070	$4,047,878	$2,745,675	$5,077,342	$561,373
—	—	—	—	—	—	—
$339,892,141	$49,380,027	$1,381,070	$4,047,878	$2,745,675	$5,077,342	$561,373

$—	$—	$—	$—	$—	$—	$—
—	78,187	—	—	—	—	—
—	1	—	—	—	—	—
1,060,805	503,449	—	—	—	—	—
5,878,744	3,800,180	—	—	—	—	—
9,135,671	1,380,058	—	—	—	—	—
720,565	233,023	—	—	—	—	—
202,959,336	19,630,354	—	—	—	—	561,373
—	—	—	—	—	—	—
111,393,797	21,357,035	—	3,830,950	2,494,015	4,586,329	—
8,743,223	2,397,740	—	216,928	208,102	491,013	—
—	—	—	—	—	—	—
—	—	397,139	—	17,172	—	—
—	—	983,931	—	26,386	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$339,892,141	$49,380,027	$1,381,070	$4,047,878	$2,745,675	$5,077,342	$561,373

$249,287,542	$49,380,025	$1,381,070	$3,711,522	$2,866,328	$4,026,139	$663,072
6,153,007	49,380,027	1,381,069	306,890	128,603	236,596	26,669

—	—	—	—	—	—	—
—	37,271	—	—	—	—	—
—	—	—	—	—	—	—
116,047	318,285	—	—	—	—	—
613,690	2,279,776	—	—	—	—	—
203,886	117,008	—	—	—	—	—
29,693	22,850	—	—	—	—	—
2,478,296	1,479,391	—	—	—	—	47,642
—	—	—	—	—	—	—
1,363,494	1,613,619	—	230,223	260,006	221,115	—
117,175	198,350	—	13,957	21,715	25,344	—
—	—	—	—	—	—	—
—	—	40,305	—	1,869	—	—
—	—	100,179	—	2,876	—	—

$—	$—	$—	$—	$—	$—	$—
—	2.10	—	—	—	—	—
—	—	—	—	—	—	—
9.14	1.58	—	—	—	—	—
9.58	1.67	—	—	—	—	—
44.81	11.79	—	—	—	—	—
24.27	10.22	—	—	—	—	—
81.89	13.27	—	—	—	—	11.78
74.80	12.12	—	—	—	—	11.60
81.70	13.23	—	16.64	9.59	20.74	—
74.62	12.09	—	15.54	9.58	19.37	—
—	13.23	—	—	—	—	—
—	—	9.85	—	9.19	—	—
—	—	9.82	—	9.18	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division

Assets
Investments in shares of mutual funds, at market	$4,147,238	$—	$12,559
Liabilities	—	—	—
Net assets	$4,147,238	$—	$12,559

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	3,839,071	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	308,167	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	2,610
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	9,949
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$4,147,238	$—	$12,559

Investments in shares of mutual funds, at cost	$5,064,118	$—	$14,240
Shares of mutual funds owned	455,740	—	1,823
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	297,474	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	24,848	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	361
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	1,377
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	12.91	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	12.40	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	8.77	7.24
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	8.75	7.22
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division	Principal LifeTime Strategic Income Class 1 Division	Principal LifeTime 2010 Class 1 Division

$15,655,710	$360,732	$27,066,926	$116,745,107	$632,233	$17,075,093	$28,520,977
—	—	—	—	—	—	—
$15,655,710	$360,732	$27,066,926	$116,745,107	$632,233	$17,075,093	$28,520,977

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	43,149	—	164,925	1,118,419
—	1,649	—	35,824,794	—	2,514,753	1,609,149
—	—	—	—	—	—	—
14,027,464	334,637	25,149,392	74,356,109	—	13,070,595	24,867,569
873,889	—	1,387,010	6,521,055	—	1,324,820	925,840
—	—	—	—	—	—	—
327,005	11,353	258,770	—	304,204	—	—
427,352	13,093	271,754	—	328,029	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$15,655,710	$360,732	$27,066,926	$116,745,107	$632,233	$17,075,093	$28,520,977

$17,309,287	$368,234	$29,371,227	$119,131,396	$643,002	$16,069,538	$24,217,211
2,156,434	35,193	2,558,311	5,223,495	28,556	1,531,398	2,341,624

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	2,586	—	13,195	84,413
—	167	—	3,665,507	—	183,199	107,566
—	—	—	—	—	—	—
1,044,282	33,889	2,023,396	4,591,100	—	954,474	1,666,748
67,443	—	116,122	424,160	—	103,557	66,424
—	—	—	—	—	—	—
34,028	1,148	25,778	—	29,260	—	—
44,613	1,326	27,158	—	31,653	—	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	16.68	—	12.50	13.25
—	9.88	—	9.77	—	13.73	14.96
—	9.84	—	9.73	—	12.82	13.97
13.44	9.87	12.43	16.20	—	13.69	14.92
12.97	9.84	11.94	15.37	—	12.79	13.94
—	—	—	—	—	—	—
9.61	9.89	10.04	—	10.40	—	—
9.58	9.87	10.00	—	10.36	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division	Principal LifeTime 2030 Class 1 Division

Assets
Investments in shares of mutual funds, at market	$117,717,726	$15,521	$68,801,944
Liabilities	—	—	—
Net assets	$117,717,726	$15,521	$68,801,944

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	4,325,988	—	2,493,883
The Principal Variable Annuity	4,572,793	—	1,963,519
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	101,559,303	—	54,887,357
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,259,642	—	9,457,185
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	15,521	—
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$117,717,726	$15,521	$68,801,944

Investments in shares of mutual funds, at cost	$103,034,284	$17,285	$64,875,235
Shares of mutual funds owned	9,313,111	1,231	6,008,904
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	306,025	—	175,417
The Principal Variable Annuity	278,108	—	118,754
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	6,191,329	—	3,327,477
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	473,735	—	613,707
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	1,654	—
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	14.14	—	14.22
The Principal Variable Annuity	16.44	—	16.54
The Principal Variable Annuity with Purchase Payment Credit Rider	15.36	—	15.45
Principal Investment Plus Variable Annuity	16.40	—	16.50
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	15.32	—	15.41
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	9.40	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	9.38	—
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Principal LifeTime 2030 Class 2 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division

$16,387	$13,718,518	$494	$8,936,895	$25,451	$81,336,745	$1,732,909
—	—	—	—	—	—	—
$16,387	$13,718,518	$494	$8,936,895	$25,451	$81,336,745	$1,732,909

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	279,811	—
—	—	—	—	—	—	—
—	289,883	—	166,083	—	205,480	—
—	809,906	—	238,841	—	42,199,772	—
—	—	—	—	—	—	—
—	11,796,367	—	7,988,092	—	33,529,848	—
—	822,362	—	543,879	—	5,121,834	—
—	—	—	—	—	—	—
494	—	494	—	25,451	—	880,884
15,893	—	—	—	—	—	852,025

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$16,387	$13,718,518	$494	$8,936,895	$25,451	$81,336,745	$1,732,909

$17,105	$12,506,324	$499	$8,456,711	$28,517	$56,218,746	$1,740,485
1,434	1,013,933	37	683,772	1,950	3,663,817	77,744

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	55,487	—
—	—	—	—	—	—	—
—	19,907	—	11,383	—	10,940	—
—	46,983	—	13,767	—	789,204	—
—	—	—	—	—	—	—
—	685,948	—	461,545	—	628,581	—
—	51,188	—	33,638	—	105,130	—
—	—	—	—	—	—	—
53	—	53	—	2,735	—	75,237
1,704	—	—	—	—	—	73,006

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	5.04	—
—	—	—	—	—	—	—
—	14.56	—	14.59	—	18.78	—
—	17.24	—	17.35	—	53.47	—
—	16.10	—	16.21	—	48.84	—
—	17.20	—	17.31	—	53.34	—
—	16.07	—	16.17	—	48.72	—
—	—	—	—	—	—	—
9.34	—	9.32	—	9.31	—	11.71
9.33	—	9.31	—	9.29	—	11.67

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Assets
Investments in shares of mutual funds, at market	$—	$76,970	$646,151
Liabilities	—	—	—
Net assets	$—	$76,970	$646,151

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	22,159	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	41,611	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	6,956	273,874
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	6,244	372,277
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$—	$76,970	$646,151

Investments in shares of mutual funds, at cost	$—	$99,233	$656,774
Shares of mutual funds owned	—	16,238	18,915
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	3,445	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	6,475	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	1,501	24,889
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	1,352	33,939
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	6.43	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	6.41	—
Principal Investment Plus Variable Annuity	—	6.43	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	6.40	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	7.71	4.63	11.00
Principal Pivot Series Variable Annuity with Liquidity Max Rider	7.70	4.62	10.97
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division

$598,643,366	$3,759,160	$150,875,233	$3,002,012	$100,958,357	$5,521,966	$170,645,344
—	—	—	—	—	—	—
$598,643,366	$3,759,160	$150,875,233	$3,002,012	$100,958,357	$5,521,966	$170,645,344

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
416,925	—	—	—	—	—	—
—	—	—	—	—	—	—
1,932,648	—	1,192,188	—	1,567,589	—	1,766,638
58,536,316	—	16,976,209	—	14,241,962	—	30,080,877
—	—	—	—	—	—	—
484,878,461	—	116,116,527	—	70,813,862	—	120,161,456
52,879,016	—	16,590,309	—	14,334,944	—	18,636,373
—	—	—	—	—	—	—
—	2,048,821	—	1,577,660	—	4,535,561	—
—	1,710,339	—	1,424,352	—	986,405	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$598,643,366	$3,759,160	$150,875,233	$3,002,012	$100,958,357	$5,521,966	$170,645,344

$599,406,714	$4,126,690	$155,706,422	$3,237,563	$100,280,719	$6,095,563	$178,318,438
40,751,760	258,362	13,096,808	263,104	5,862,855	324,440	13,907,526

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
208,794	—	—	—	—	—	—
—	—	—	—	—	—	—
136,816	—	85,284	—	113,626	—	126,214
4,258,176	—	1,247,874	—	1,060,832	—	2,208,368
—	—	—	—	—	—	—
35,357,350	—	8,556,153	—	5,287,231	—	8,842,865
4,061,997	—	1,287,800	—	1,127,507	—	1,444,763
—	—	—	—	—	—	—
—	208,668	—	160,459	—	462,615	—
—	174,754	—	145,331	—	100,934	—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
2.00	—	—	—	—	—	—
—	—	—	—	—	—	—
14.13	—	13.98	—	13.80	—	14.00
13.75	—	13.60	—	13.43	—	13.62
13.05	—	12.91	—	12.74	—	12.93
13.71	—	13.57	—	13.39	—	13.59
13.02	—	12.88	—	12.71	—	12.90
—	—	—	—	—	—	—
—	9.82	—	9.83	—	9.80	—
—	9.79	—	9.80	—	9.77	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division

Assets
Investments in shares of mutual funds, at market	$4,421,092	$66,772,764	$1,650,363
Liabilities	—	—	—
Net assets	$4,421,092	$66,772,764	$1,650,363

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	910,088	—
The Principal Variable Annuity	—	8,451,846	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	43,391,402	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	14,019,428	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	1,318,346	—	1,321,784
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,102,746	—	328,579
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$4,421,092	$66,772,764	$1,650,363

Investments in shares of mutual funds, at cost	$4,751,648	$66,759,153	$1,835,163
Shares of mutual funds owned	363,278	3,570,736	89,209
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	66,311	—
The Principal Variable Annuity	—	632,828	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	3,256,648	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	1,108,442	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	135,070	—	135,062
Principal Pivot Series Variable Annuity with Liquidity Max Rider	318,909	—	33,683
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	—	—	—
Principal Freedom Variable Annuity 2	—	13.73	—
The Principal Variable Annuity	—	13.36	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	12.68	—
Principal Investment Plus Variable Annuity	—	13.32	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	12.65	—
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	9.76	—	9.79
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9.73	—	9.76
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2015
Short-Term Income Class 1 Division	Short-Term Income Class 2 Division	SmallCap Blend Class 1 Division	SmallCap Blend Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

$108,511,943	$774,746	$116,458,571	$785,090	$16,983,602	$35,402,743	$1,072,128
—	—	—	—	—	—	—
$108,511,943	$774,746	$116,458,571	$785,090	$16,983,602	$35,402,743	$1,072,128

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	546,419	—	—	—	—
1,468,954	—	3,903,302	—	—	—	—
68,328	—	298,197	—	—	—	—
17,559,325	—	62,765,888	—	—	—	31,673
—	—	—	—	—	—	—
84,894,341	—	45,054,118	—	14,963,431	31,457,011	233,963
4,520,995	—	3,890,647	—	2,020,171	3,945,732	9,459
—	—	—	—	—	—	—
—	327,906	—	602,345	—	—	330,362
—	446,840	—	182,745	—	—	466,671

—	—	—	—	—	—	—
—	—	—	—	—	—	—
$108,511,943	$774,746	$116,458,571	$785,090	$16,983,602	$35,402,743	$1,072,128

$110,086,761	$790,937	$118,856,907	$865,129	$12,413,747	$28,355,171	$1,155,151
42,721,237	306,223	8,594,728	58,069	759,213	939,813	66,263

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	252,913	—	—	—	—
123,512	—	145,841	—	—	—	—
5,788	—	18,166	—	—	—	—
1,520,887	—	3,070,696	—	—	—	3,377
—	—	—	—	—	—	—
7,370,859	—	2,209,523	—	624,575	639,456	24,957
409,642	—	208,915	—	90,276	85,870	1,013
—	—	—	—	—	—	—
—	32,956	—	65,937	—	—	35,850
—	45,053	—	20,040	—	—	50,805

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	2.16	—	—	—	—
11.89	—	26.76	—	—	—	—
11.81	—	16.41	—	—	—	—
11.55	—	20.44	—	—	—	9.38
11.06	—	18.67	—	—	—	9.35
11.52	—	20.39	—	23.96	49.19	9.37
11.04	—	18.62	—	22.38	45.95	9.34
—	—	—	—	—	—	—
—	9.95	—	9.14	—	—	9.22
—	9.92	—	9.12	—	—	9.19

—	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	—
—	—	—	—	—	—	—

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2015

	Templeton Growth VIP Class 2 Division	The Merger Fund Division	Van Eck Global Hard Assets Class S Division

Assets
Investments in shares of mutual funds, at market	$869,180	$—	$5,127,012
Liabilities	—	—	—
Net assets	$869,180	$—	$5,127,012

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	869,180	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	944,103
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	3,345,051
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	611,017
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	203,980
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	22,861
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Total net assets	$869,180	$—	$5,127,012

Investments in shares of mutual funds, at cost	$774,578	$—	$8,420,615
Shares of mutual funds owned	65,254	—	313,579
Accumulation units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	44,339	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	118,518
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—
Principal Investment Plus Variable Annuity	—	—	420,943
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	80,015
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	—	40,836
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	4,591
Accumulation unit value:
Bankers Flexible Annuity	$—	$—	$—
Pension Builder Plus	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Personal Variable	—	—	—
Premier Variable	—	—	—
Principal Freedom Variable Annuity	19.60	—	—
Principal Freedom Variable Annuity 2	—	—	—
The Principal Variable Annuity	—	—	7.97
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	7.65
Principal Investment Plus Variable Annuity	—	—	7.95
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	7.64
Principal Lifetime Income Solutions	—	—	—
Principal Pivot Series Variable Annuity	—	9.65	5.00
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	9.64	4.98
Annuitized units outstanding:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—
Annuitized unit value:
Bankers Flexible Annuity	—	—	—
Pension Builder Plus – Rollover IRA	—	—	—

See accompanying notes.

(This page left intentionally blank)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division (1)

Investment income (loss)
Income
Dividends	$—	$21,556	$16

Expenses
Mortality and expense risks	59,684	32,849	81
Administrative charges	7,163	3,662	10
Separate account rider charges	4,294	2,978	—
Net investment income (loss)	(71,141)	(17,933)	(75)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	159,590	(34,413)	(6)
Capital gains distributions	793,370	438,156	11
Total realized gains (losses) on investments	952,960	403,743	5

Change in net unrealized appreciation or depreciation of investments	(980,379)	(586,927)	(992)

Net gains (losses) on investments	(98,560)	(201,117)	(1,062)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(98,560)	$(201,117)	$(1,062)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

American Century VP Capital Appreciation Class I Division	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP MidCap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division

$—	$269,283	$1,180,345	$89,041	$16,224	$127,469	$330,686

33,123	150,225	727,438	74,354	45,641	513,271	209,906
3,975	4,966	87,290	7,641	1,826	61,600	8,658
2,248	5	24,857	4,541	26	20,987	27
(39,346)	114,087	340,760	2,505	(31,269)	(468,389)	112,095

48,492	693,175	(1,104,330)	230,184	363,626	5,374,138	499,170
170,538	1,141,341	—	245,794	349,388	4,209,146	—
219,030	1,834,516	(1,104,330)	475,978	713,014	9,583,284	499,170

(169,766)	(2,846,462)	(1,423,679)	(680,016)	(500,969)	(7,134,566)	(1,501,643)

9,918	(897,859)	(2,187,249)	(201,533)	180,776	1,980,329	(890,378)

—	—	—	—	—	—	—

$9,918	$(897,859)	$(2,187,249)	$(201,533)	$180,776	$1,980,329	$(890,378)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	American Funds Insurance Series Asset Allocation Fund Class 4 Division (1)	American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division

Investment income (loss)
Income
Dividends	$9,848	$17,120	$—

Expenses
Mortality and expense risks	1,040	7,428	5,318
Administrative charges	146	990	375
Separate account rider charges	—	—	3
Net investment income (loss)	8,662	8,702	(5,696)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8	(12,710)	(8,748)
Capital gains distributions	26	77,418	21,077
Total realized gains (losses) on investments	34	64,708	12,329

Change in net unrealized appreciation or depreciation of investments	(1,616)	(124,673)	(83,834)

Net gains (losses) on investments	7,080	(51,263)	(77,201)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$7,080	$(51,263)	$(77,201)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division

$—	$21,884	$553	$—	$7	$1,893	$1,581

766	3,932	383	1,273	354	3,476	2,562
106	158	50	170	51	206	355
—	—	—	—	—	2	—
(872)	17,794	120	(1,443)	(398)	(1,791)	(1,336)

24	(23,602)	236	379	1	(14,668)	(1,659)
4,940	—	560	—	—	13,029	12,371
4,964	(23,602)	796	379	1	(1,639)	10,712

(11,033)	(31,252)	(2,576)	(2,464)	(2,825)	(18,268)	(34,555)

(6,941)	(37,060)	(1,660)	(3,528)	(3,222)	(21,698)	(25,179)

—	—	—	—	—	—	—

$(6,941)	$(37,060)	$(1,660)	$(3,528)	$(3,222)	$(21,698)	$(25,179)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Balanced Class 1 Division	BlackRock Global Allocation Class III Division (1)	BlackRock iShares Alternative Strategies Class III Division (1)

Investment income (loss)
Income
Dividends	$575,379	$3,762	$3,786

Expenses
Mortality and expense risks	384,098	2,228	544
Administrative charges	14,749	243	61
Separate account rider charges	75	9	18
Net investment income (loss)	176,457	1,282	3,163

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,391,909	(133)	(17)
Capital gains distributions	2,208,798	27,557	—
Total realized gains (losses) on investments	3,600,707	27,424	(17)

Change in net unrealized appreciation or depreciation of investments	(3,988,979)	(40,129)	(5,064)

Net gains (losses) on investments	(211,815)	(11,423)	(1,918)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(211,815)	$(11,423)	$(1,918)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

BlackRock iShares Dynamic Allocation Class III Division (1)	BlackRock iShares Dynamic Fixed Income Class III Division (1)	BlackRock iShares Equity Appreciation Class III Division (1)	BlackRock Value Opportunities Class III Division (1)	Bond & Mortgage Securities Class 1 Division	Bond & Mortgage Securities Class 2 Division (1)	Calvert EAFE International Index Class F Division

$1,082	$2,038	$1,864	$1	$5,123,271	$338	$5

145	389	302	1	2,042,897	50	132
17	39	33	—	167,515	7	16
22	—	29	—	52,179	—	—
898	1,610	1,500	—	2,860,680	281	(143)

(6)	30	(200)	—	2,799,443	(382)	(26)
—	—	—	60	—	—	—
(6)	30	(200)	60	2,799,443	(382)	(26)

(2,151)	(3,180)	(7,191)	(75)	(8,435,344)	(227)	(677)

(1,259)	(1,540)	(5,891)	(15)	(2,775,221)	(328)	(846)

—	—	—	—	—	—	—

$(1,259)	$(1,540)	$(5,891)	$(15)	$(2,775,221)	$(328)	$(846)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Series II Division (1)

Investment income (loss)
Income
Dividends	$—	$—	$—

Expenses
Mortality and expense risks	831	3,750	43
Administrative charges	118	516	5
Separate account rider charges	—	—	—
Net investment income (loss)	(949)	(4,266)	(48)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(488)	(3,915)	(4)
Capital gains distributions	3,004	8,056	130
Total realized gains (losses) on investments	2,516	4,141	126

Change in net unrealized appreciation or depreciation of investments	(10,338)	(39,192)	(514)

Net gains (losses) on investments	(8,771)	(39,317)	(436)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(8,771)	$(39,317)	$(436)

(1)    Commenced operations May 18, 2015.
(2)    Represented the operations of DWS Alternative Asset Allocation Class B Division until May 18, 2015.
(3)    Represented the operations of DWS Equity 500 Index Class B2 Division until May 18, 2015.
(4)    Represented the operations of DWS Small Mid Cap Value Class B Division until May 18, 2015.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Columbia Limited Duration Credit Class 2 Division (1)	Columbia Small Cap Value Class 2 Division (1)	Delaware Limited Term Diversified Income Service Class Division (1)	Delaware Small Cap Value Service Class Division	Deutsche Alternative Asset Allocation Class B Division (2)	Deutsche Equity 500 Index Class B2 Division (3)	Deutsche Small Mid Cap Value Class B Division (4)

$—	$290	$903	$3,975	$—	$6,590	$—

542	452	887	11,723	228	5,791	9,917
46	54	84	1,380	27	767	1,163
12	—	21	1,167	—	—	758
(600)	(216)	(89)	(10,295)	(255)	32	(11,838)

(17)	(181)	(1)	(28,898)	(43)	(573)	9,635
—	3,349	—	89,194	—	23,615	58,836
(17)	3,168	(1)	60,296	(43)	23,042	68,471

(2,769)	(9,429)	(1,282)	(143,899)	(1,747)	(31,577)	(104,085)

(3,386)	(6,477)	(1,372)	(93,898)	(2,045)	(8,503)	(47,452)

—	—	—	—	—	—	—

$(3,386)	$(6,477)	$(1,372)	$(93,898)	$(2,045)	$(8,503)	$(47,452)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division	Diversified Growth Class 2 Division

Investment income (loss)
Income
Dividends	$10,359,498	$1,010,519	$31,926,815

Expenses
Mortality and expense risks	12,964,661	1,480,644	38,606,793
Administrative charges	1,555,941	177,738	4,633,356
Separate account rider charges	483,161	31,967	1,238,415
Net investment income (loss)	(4,644,265)	(679,830)	(12,551,749)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	13,350,970	374,672	12,287,419
Capital gains distributions	11,596,346	888,700	39,243,376
Total realized gains (losses) on investments	24,947,316	1,263,372	51,530,795

Change in net unrealized appreciation or depreciation of investments	(33,963,056)	(2,817,972)	(82,522,145)

Net gains (losses) on investments	(13,660,005)	(2,234,430)	(43,543,099)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(13,660,005)	$(2,234,430)	$(43,543,099)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Diversified Growth Managed Volatility Class 2 Division	Diversified Income Class 2 Division	Diversified International Class 1 Division	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division (1)	Dreyfus Investment Portfolio Technology Growth Service Shares Division	Equity Income Class 1 Division

$2,224,735	$1,446,911	$3,741,029	$4,610	$—	$—	$5,642,279

2,622,693	2,300,635	1,843,411	1,497	126	70,633	2,929,315
314,833	276,108	122,361	210	16	8,477	298,120
88,217	55,498	32,017	—	—	6,118	87,762
(801,008)	(1,185,330)	1,743,240	2,903	(142)	(85,228)	2,327,082

338,877	2,739,573	2,833,709	197	(4)	198,732	18,361,241
2,049,847	1,285,472	—	—	—	553,356	—
2,388,724	4,025,045	2,833,709	197	(4)	752,088	18,361,241

(5,771,107)	(5,329,705)	(6,432,512)	(17,869)	(101)	(450,567)	(32,719,713)

(4,183,391)	(2,489,990)	(1,855,563)	(14,769)	(247)	216,293	(12,031,390)

—	—	—	—	—	—	—

$(4,183,391)	$(2,489,990)	$(1,855,563)	$(14,769)	$(247)	$216,293	$(12,031,390)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division

Investment income (loss)
Income
Dividends	$23,115	$409,566	$426,206

Expenses
Mortality and expense risks	7,909	573,291	671,763
Administrative charges	1,055	22,934	80,737
Separate account rider charges	—	170	31,077
Net investment income (loss)	14,151	(186,829)	(357,371)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(706)	1,754,019	1,415,179
Capital gains distributions	—	4,198,838	4,916,370
Total realized gains (losses) on investments	(706)	5,952,857	6,331,549

Change in net unrealized appreciation or depreciation of investments	(73,132)	(6,027,355)	(6,432,389)

Net gains (losses) on investments	(59,687)	(261,327)	(458,211)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(59,687)	$(261,327)	$(458,211)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division	Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division

$991,709	$23,046	$3,244	$294	$51,141	$379,014	$12,948

437,643	184,710	123,905	690	239,690	443,553	3,665
28,849	7,389	14,870	—	28,902	53,200	469
10,031	21	8,746	—	12,750	22,427	1
515,186	(169,074)	(144,277)	(396)	(230,201)	(140,166)	8,813

408,345	879,451	888,596	(55)	343,214	3,602,584	(3,729)
3,419,201	466,626	295,090	8,433	2,178,831	33,541	—
3,827,546	1,346,077	1,183,686	8,378	2,522,045	3,636,125	(3,729)

(6,251,868)	(336,213)	(541,150)	(9,712)	(2,950,636)	(2,528,939)	(16,233)

(1,909,136)	840,790	498,259	(1,730)	(658,792)	967,020	(11,149)

—	—	—	—	—	—	—

$(1,909,136)	$840,790	$498,259	$(1,730)	$(658,792)	$967,020	$(11,149)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division

Investment income (loss)
Income
Dividends	$5,291	$21,099	$65,159

Expenses
Mortality and expense risks	3,990	42,363	214,359
Administrative charges	518	4,888	25,534
Separate account rider charges	—	2,423	10,338
Net investment income (loss)	783	(28,575)	(185,072)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(3,279)	106,243	257,354
Capital gains distributions	38,445	485,251	1,173,232
Total realized gains (losses) on investments	35,166	591,494	1,430,586

Change in net unrealized appreciation or depreciation of investments	(53,955)	(872,202)	(3,039,327)

Net gains (losses) on investments	(18,006)	(309,283)	(1,793,813)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(18,006)	$(309,283)	$(1,793,813)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division (1)	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division	Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division

$583	$247	$19,045	$32	$4,292,504	$30,280	$9,797

3,768	46	85,709	716	1,618,908	8,028	4,207
476	5	10,151	97	118,417	1,159	457
—	—	3,142	—	38,460	—	274
(3,661)	196	(79,957)	(781)	2,516,719	21,093	4,859

(1,061)	(1)	324,327	(642)	(425,501)	(540)	(4,998)
37,194	19	805,505	14,011	173,721	1,273	644
36,133	18	1,129,832	13,369	(251,780)	733	(4,354)

(85,686)	(535)	(1,288,027)	(20,751)	(2,913,168)	(34,980)	(20,662)

(53,214)	(321)	(238,152)	(8,163)	(648,229)	(13,154)	(20,157)

—	—	—	—	—	—	—

$(53,214)	$(321)	$(238,152)	$(8,163)	$(648,229)	$(13,154)	$(20,157)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division

Investment income (loss)
Income
Dividends	$2,621	$—	$369

Expenses
Mortality and expense risks	892	1,182	662
Administrative charges	123	136	77
Separate account rider charges	—	5	—
Net investment income (loss)	1,606	(1,323)	(370)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,027)	348	(84)
Capital gains distributions	3,595	—	—
Total realized gains (losses) on investments	2,568	348	(84)

Change in net unrealized appreciation or depreciation of investments	(9,969)	(453)	(142)

Net gains (losses) on investments	(5,795)	(1,428)	(596)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(5,795)	$(1,428)	$(596)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Guggenheim Macro Opportunities Series M Division	Income Class 1 Division (1)	Income Class 2 Division (1)	International Emerging Markets Class 1 Division	International Emerging Markets Class 2 Division (1)	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division

$2,514	$9,922	$691	$990,913	$148	$—	$7,315

1,217	2,353	65	747,232	110	56,118	1,723
141	249	9	64,679	13	2,245	212
7	13	—	22,795	—	9	—
1,149	7,307	617	156,207	25	(58,372)	5,380

(20)	(1,904)	(825)	(1,561,454)	(23)	231,069	(225)
210	—	—	—	—	23,592	16,491
190	(1,904)	(825)	(1,561,454)	(23)	254,661	16,266

(6,305)	(14,624)	(137)	(7,499,679)	(2,729)	(24,532)	(37,280)

(4,966)	(9,221)	(345)	(8,904,926)	(2,727)	171,757	(15,634)

—	—	—	—	—	—	—

$(4,966)	$(9,221)	$(345)	$(8,904,926)	$(2,727)	$171,757	$(15,634)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Invesco Core Equity Series I Division	Invesco Global Health Care Series I Division	Invesco Global Health Care Series II Division

Investment income (loss)
Income
Dividends	$217,919	$—	$—

Expenses
Mortality and expense risks	246,721	144,805	5,790
Administrative charges	9,870	5,793	759
Separate account rider charges	7	56	—
Net investment income (loss)	(38,679)	(150,654)	(6,549)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	973,879	1,219,747	(2,149)
Capital gains distributions	1,992,878	980,548	68,540
Total realized gains (losses) on investments	2,966,757	2,200,295	66,391

Change in net unrealized appreciation or depreciation of investments	(4,292,405)	(1,850,670)	(110,805)

Net gains (losses) on investments	(1,364,327)	198,971	(50,963)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(1,364,327)	$198,971	$(50,963)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Invesco International Growth Series I Division	Invesco International Growth Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Aspen Enterprise Service Shares Division

$156,573	$5,394	$—	$—	$—	$128,300	$70,439

131,037	3,080	19,838	111,875	44,588	61,485	116,751
15,726	423	793	10,757	1,784	7,379	4,671
5,306	—	35	4,655	14	3,467	88
4,504	1,891	(20,666)	(127,287)	(46,386)	55,969	(51,071)

281,670	467	367,924	284,127	296,517	358,495	690,764
—	—	114,435	1,731,921	344,168	360,136	1,008,793
281,670	467	482,359	2,016,048	640,685	718,631	1,699,557

(689,168)	(32,194)	(459,061)	(2,480,337)	(412,929)	(1,361,289)	(1,403,548)

(402,994)	(29,836)	2,632	(591,576)	181,370	(586,689)	244,938

—	—	—	—	—	—	—

$(402,994)	$(29,836)	$2,632	$(591,576)	$181,370	$(586,689)	$244,938

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Janus Aspen Flexible Bond Service Shares Division	LargeCap Growth Class 1 Division	LargeCap Growth Class 2 Division

Investment income (loss)
Income
Dividends	$13,164	$73,405	$—

Expenses
Mortality and expense risks	6,256	612,114	2,940
Administrative charges	819	36,907	398
Separate account rider charges	—	13,706	—
Net investment income (loss)	6,089	(589,322)	(3,338)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(126)	3,556,456	1,311
Capital gains distributions	2,456	—	—
Total realized gains (losses) on investments	2,330	3,556,456	1,311

Change in net unrealized appreciation or depreciation of investments	(22,250)	(1,049,459)	755

Net gains (losses) on investments	(13,831)	1,917,675	(1,272)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(13,831)	$1,917,675	$(1,272)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division (1)	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division (1)	LargeCap Value Class 1 Division	LargeCap Value Class 2 Division (1)	MFS VIT International Value Service Class Division

$245,069	$921	$1,397,559	$927	$1,420,877	$68	$13,630

1,341,982	1,853	1,182,639	464	995,302	51	6,924
71,505	268	86,626	58	53,792	6	792
10,303	—	26,866	—	15,840	—	25
(1,178,721)	(1,200)	101,428	405	355,943	11	5,889

5,444,977	(1,856)	7,729,723	(50)	2,079,395	(10)	(360)
16,168,894	60,741	1,146,931	760	9,347,592	496	7,799
21,613,871	58,885	8,876,654	710	11,426,987	486	7,439

(13,707,976)	(69,012)	(9,066,908)	(2,328)	(13,740,865)	(352)	(16,783)

6,727,174	(11,327)	(88,826)	(1,213)	(1,957,935)	145	(3,455)

—	—	—	—	—	—	—

$6,727,174	$(11,327)	$(88,826)	$(1,213)	$(1,957,935)	$145	$(3,455)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	MFS VIT New Discovery Service Class Division	MFS VIT Utilities Service Class Division	MFS VIT Value Service Class Division

Investment income (loss)
Income
Dividends	$—	$502,675	$107,652

Expenses
Mortality and expense risks	13,969	154,255	63,712
Administrative charges	1,373	18,573	7,646
Separate account rider charges	683	8,978	4,228
Net investment income (loss)	(16,025)	320,869	32,066

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(77,588)	182,192	170,905
Capital gains distributions	38,400	882,250	303,478
Total realized gains (losses) on investments	(39,188)	1,064,442	474,383

Change in net unrealized appreciation or depreciation of investments	4,980	(3,494,394)	(632,553)

Net gains (losses) on investments	(50,233)	(2,109,083)	(126,104)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(50,233)	$(2,109,083)	$(126,104)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

MidCap Class 1 Division	Money Market Class 1 Division	Money Market Class 2 Division	Neuberger Berman AMT Large Cap Value I Class Division	Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division (1)	Neuberger Berman AMT Socially Responsive I Class Division	Oppenheimer Main Street Small Cap Service Shares Division

$1,883,573	$15	$—	$35,109	$—	$30,164	$4,335

4,573,762	584,853	14,495	58,623	5,422	69,212	7,881
312,389	43,992	1,868	7,036	652	8,306	315
78,563	13,844	—	2,245	214	4,060	1
(3,081,141)	(642,674)	(16,363)	(32,795)	(6,288)	(51,414)	(3,862)

27,129,590	—	—	292,546	(3,443)	569,566	(43,722)
38,553,134	—	—	354,802	2,506	476,898	100,410
65,682,724	—	—	647,348	(937)	1,046,464	56,688

(59,850,213)	—	—	(1,246,521)	(120,653)	(1,096,068)	(97,581)

2,751,370	(642,674)	(16,363)	(631,968)	(127,878)	(101,018)	(44,755)

—	—	—	—	—	—	—

$2,751,370	$(642,674)	$(16,363)	$(631,968)	$(127,878)	$(101,018)	$(44,755)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division (1)	PIMCO Commodity Real Return Strategy M Class Division (1)

Investment income (loss)
Income
Dividends	$160,970	$—	$—

Expenses
Mortality and expense risks	61,996	2	50
Administrative charges	7,440	—	6
Separate account rider charges	2,803	—	—
Net investment income (loss)	88,731	(2)	(56)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(177,260)	(70)	(4)
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	(177,260)	(70)	(4)

Change in net unrealized appreciation or depreciation of investments	(434,074)	(1)	(1,681)

Net gains (losses) on investments	(522,603)	(73)	(1,741)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(522,603)	$(73)	$(1,741)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division (1)	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division	Principal LifeTime Strategic Income Class 1 Division	Principal LifeTime 2010 Class 1 Division

$861,318	$6,868	$1,400,879	$307,376	$227	$417,000	$676,407

204,425	587	356,933	1,172,314	5,041	245,152	386,704
24,602	71	42,871	113,920	688	25,472	42,945
7,729	—	9,757	43,218	—	9,990	7,982
624,562	6,210	991,318	(1,022,076)	(5,502)	136,386	238,776

(62,199)	(20)	(33,826)	142,624	320	970,488	481,787
252,088	—	295,050	2,165,827	10,872	—	—
189,889	(20)	261,224	2,308,451	11,192	970,488	481,787

(1,327,188)	(7,503)	(1,527,726)	(2,510,117)	(12,067)	(1,507,441)	(1,445,646)

(512,737)	(1,313)	(275,184)	(1,223,742)	(6,377)	(400,567)	(725,083)

—	—	—	—	—	—	—

$(512,737)	$(1,313)	$(275,184)	$(1,223,742)	$(6,377)	$(400,567)	$(725,083)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division (1)	Principal LifeTime 2030 Class 1 Division

Investment income (loss)
Income
Dividends	$3,298,424	$419	$1,826,930

Expenses
Mortality and expense risks	1,621,896	81	887,613
Administrative charges	184,486	9	101,210
Separate account rider charges	69,387	—	62,699
Net investment income (loss)	1,422,655	329	775,408

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,363,142	(12)	2,821,494
Capital gains distributions	5,826,128	740	2,667,500
Total realized gains (losses) on investments	8,189,270	728	5,488,994

Change in net unrealized appreciation or depreciation of investments	(12,413,841)	(1,763)	(7,969,079)

Net gains (losses) on investments	(2,801,916)	(706)	(1,704,677)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(2,801,916)	$(706)	$(1,704,677)

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Principal LifeTime 2030 Class 2 Division (1)	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division (1)	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division (1)	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division

$141	$342,759	$—	$219,996	$573	$1,262,897	$22,565

48	178,696	1	108,771	144	1,050,737	12,685
6	20,459	—	12,569	22	80,634	1,720
—	6,197	—	3,951	—	34,232	—
87	137,407	(1)	94,705	407	97,294	8,160

(8)	171,678	—	139,445	(17)	5,714,965	(5,427)
205	495,796	—	390,499	1,017	2,573,521	47,288
197	667,474	—	529,944	1,000	8,288,486	41,861

(718)	(1,119,014)	(5)	(762,417)	(3,066)	(6,248,173)	(9,501)

(434)	(314,133)	(6)	(137,768)	(1,659)	2,137,607	40,520

—	—	—	—	—	—	—

$(434)	$(314,133)	$(6)	$(137,768)	$(1,659)	$2,137,607	$40,520

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Rydex Basic Materials Division (1)	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Investment income (loss)
Income
Dividends	$—	$—	$—

Expenses
Mortality and expense risks	—	428	4,787
Administrative charges	—	49	640
Separate account rider charges	—	—	—
Net investment income (loss)	—	(477)	(5,427)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	(1,126)	(2,492)
Capital gains distributions	—	—	35,828
Total realized gains (losses) on investments	—	(1,126)	33,336

Change in net unrealized appreciation or depreciation of investments	—	(20,055)	(10,106)

Net gains (losses) on investments	—	(21,658)	17,803

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$—	$(21,658)	$17,803

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division

$18,822,013	$78,508	$5,131,092	$69,422	$2,340,794	$100,839	$6,471,813

8,153,569	25,320	2,014,448	20,305	1,291,114	37,487	2,266,119
912,520	3,494	222,487	2,779	138,098	5,474	237,002
381,391	—	115,378	—	96,455	—	125,907
9,374,533	49,694	2,778,779	46,338	815,127	57,878	3,842,785

22,194,594	(12,231)	4,204,578	(4,732)	3,205,219	(14,891)	1,892,628
48,266,925	220,282	7,483,261	108,720	6,634,063	319,158	4,382,541
70,461,519	208,051	11,687,839	103,988	9,839,282	304,267	6,275,169

(93,512,609)	(366,087)	(17,902,602)	(233,687)	(13,344,263)	(572,909)	(15,012,560)

(13,676,557)	(108,342)	(3,435,984)	(83,361)	(2,689,854)	(210,764)	(4,894,606)

—	—	—	—	—	—	—

$(13,676,557)	$(108,342)	$(3,435,984)	$(83,361)	$(2,689,854)	$(210,764)	$(4,894,606)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division

Investment income (loss)
Income
Dividends	$123,861	$1,515,673	$31,517

Expenses
Mortality and expense risks	34,950	837,592	13,559
Administrative charges	4,529	90,378	1,990
Separate account rider charges	—	87,294	—
Net investment income (loss)	84,382	500,409	15,968

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	10,280	2,247,548	(21,539)
Capital gains distributions	89,479	4,977,875	115,330
Total realized gains (losses) on investments	99,759	7,225,423	93,791

Change in net unrealized appreciation or depreciation of investments	(331,837)	(9,852,418)	(183,660)

Net gains (losses) on investments	(147,696)	(2,126,586)	(73,901)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(147,696)	$(2,126,586)	$(73,901)

(1) Commenced operations April 17, 2015. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

Short-Term Income Class 1 Division	Short-Term Income Class 2 Division	SmallCap Blend Class 1 Division	SmallCap Blend Class 2 Division (1)	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division

$3,098,236	$20,654	$79,677	$460	$—	$—	$44,813

1,488,883	6,411	1,233,807	5,073	179,858	443,917	7,114
158,116	879	86,838	729	21,586	53,276	913
43,820	—	22,994	—	11,075	27,869	22
1,407,417	13,364	(1,263,962)	(5,342)	(212,519)	(525,062)	36,764

534,051	(4,694)	3,935,734	(1,707)	934,600	3,150,864	(9,111)
—	—	3,923,209	22,673	—	2,663,598	2,959
534,051	(4,694)	7,858,943	20,966	934,600	5,814,462	(6,152)

(2,714,781)	(16,114)	(13,749,436)	(80,039)	456,116	(2,151,210)	(82,235)

(773,313)	(7,444)	(7,154,455)	(64,415)	1,178,197	3,138,190	(51,623)

—	—	—	—	—	—	—

$(773,313)	$(7,444)	$(7,154,455)	$(64,415)	$1,178,197	$3,138,190	$(51,623)

Principal Life Insurance Company
Separate Account B

Statements of Operations

December 31, 2015

	Templeton Growth VIP Class 2 Division	The Merger Fund Division (1)	Van Eck Global Hard Assets Class S Division

Investment income (loss)
Income
Dividends	$25,191	$—	$2,034

Expenses
Mortality and expense risks	8,123	—	82,091
Administrative charges	—	—	8,585
Separate account rider charges	—	—	4,893
Net investment income (loss)	17,068	—	(93,535)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	6,034	—	(526,299)
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	6,034	—	(526,299)

Change in net unrealized appreciation or depreciation of investments	(95,558)	—	(1,919,469)

Net gains (losses) on investments	(72,456)	—	(2,539,303)

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$(72,456)	$—	$(2,539,303)

(1) Commenced operations May 18, 2015. See accompanying notes.

(This page left intentionally blank)

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	AllianceBernstein Small Cap Growth Class A Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(71,141)	$(82,853)
Total realized gains (losses) on investments	952,960	711,933
Change in net unrealized appreciation or depreciation of investments	(980,379)	(834,462)
Net gains (losses) from investments	(98,560)	(205,382)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(98,560)	(205,382)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	692,012	883,376
Administration charges	(407)	(575)
Contingent sales charges	(4,994)	(5,340)
Contract terminations	(563,413)	(515,559)
Death benefit payments	(25,911)	(32,960)
Flexible withdrawal option payments	(22,903)	(16,721)
Transfers to other contracts	(570,163)	(1,345,012)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(495,779)	(1,032,791)
Total increase (decrease)	(594,339)	(1,238,173)

Net assets at beginning of period	4,944,580	6,182,753
Net assets at end of period	$4,350,241	$4,944,580

(1) Commenced operations May 18, 2015. See accompanying notes.

AllianceBernstein Small/Mid Cap Value Class A Division		Alps/Red Rocks Listed Private Equity Class III Division (1)	American Century VP Capital Appreciation Class I Division

2015	2014	2015	2015	2014

$(17,933)	$(12,463)	$(75)	$(39,346)	$(27,698)
403,743	255,333	5	219,030	21,929
(586,927)	(103,979)	(992)	(169,766)	250,033
(201,117)	138,891	(1,062)	9,918	244,264

—	—	—	—	—

(201,117)	138,891	(1,062)	9,918	244,264

1,332,689	1,756,451	24,745	645,130	3,015,252
—	(60)	(8)	(1,550)	(1,154)
(1,040)	(375)	—	(2,290)	(2,204)
(118,349)	(76,395)	—	(258,314)	(212,790)
(23,425)	(10,551)	—	(27,500)	(18,522)
(19,743)	(13,164)	—	(24,857)	(13,909)
(523,465)	(549,664)	—	(447,846)	(407,430)
—	—	—	—	—
646,667	1,106,242	24,737	(117,227)	2,359,243
445,550	1,245,133	23,675	(107,309)	2,603,507

2,320,465	1,075,332	—	2,603,507	—
$2,766,015	$2,320,465	$23,675	$2,496,198	$2,603,507

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	American Century VP Income & Growth Class I Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$114,087	$119,178
Total realized gains (losses) on investments	1,834,516	811,414
Change in net unrealized appreciation or depreciation of investments	(2,846,462)	588,288
Net gains (losses) from investments	(897,859)	1,518,880

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(897,859)	1,518,880

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	429,765	624,667
Administration charges	(1,061)	(1,891)
Contingent sales charges	(1,747)	(2,062)
Contract terminations	(1,560,280)	(1,528,791)
Death benefit payments	(116,724)	(111,850)
Flexible withdrawal option payments	(152,106)	(164,308)
Transfers to other contracts	(587,166)	(884,451)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,989,319)	(2,068,686)
Total increase (decrease)	(2,887,178)	(549,806)

Net assets at beginning of period	14,435,615	14,985,421
Net assets at end of period	$11,548,437	$14,435,615

See accompanying notes.

American Century VP Inflation Protection Class II Division		American Century VP MidCap Value Class II Division		American Century VP Ultra Class I Division

2015	2014	2015	2014	2015	2014

$340,760	$(161,357)	$2,505	$(18,591)	$(31,269)	$(34,855)
(1,104,330)	2,311,462	475,978	502,545	713,014	330,844
(1,423,679)	(569,158)	(680,016)	122,659	(500,969)	5,663
(2,187,249)	1,580,947	(201,533)	606,613	180,776	301,652

—	—	—	—	—	—

(2,187,249)	1,580,947	(201,533)	606,613	180,776	301,652

8,848,538	13,312,143	2,523,086	2,495,268	566,985	213,536
(299,369)	(368,840)	(391)	(517)	(722)	(846)
(53,212)	(83,724)	(1,614)	(3,227)	(394)	(700)
(6,003,190)	(8,083,732)	(333,932)	(446,735)	(350,601)	(567,666)
(597,826)	(456,869)	(91,015)	(92,761)	(10,583)	(18,560)
(1,871,537)	(2,013,619)	(45,033)	(27,075)	(47,184)	(54,106)
(11,648,589)	(17,534,228)	(734,456)	(1,016,734)	(416,178)	(276,896)
—	—	—	—	—	—
(11,625,185)	(15,228,869)	1,316,645	908,219	(258,677)	(705,238)
(13,812,434)	(13,647,922)	1,115,112	1,514,832	(77,901)	(403,586)

65,192,081	78,840,003	5,329,347	3,814,515	3,695,933	4,099,519
$51,379,647	$65,192,081	$6,444,459	$5,329,347	$3,618,032	$3,695,933

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	American Century VP Ultra Class II Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(468,389)	$(620,307)
Total realized gains (losses) on investments	9,583,284	5,452,590
Change in net unrealized appreciation or depreciation of investments	(7,134,566)	(1,063,112)
Net gains (losses) from investments	1,980,329	3,769,171

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,980,329	3,769,171

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	4,602,185	6,983,627
Administration charges	(226,359)	(283,549)
Contingent sales charges	(39,443)	(65,566)
Contract terminations	(4,449,811)	(6,330,547)
Death benefit payments	(406,576)	(281,760)
Flexible withdrawal option payments	(1,393,167)	(1,480,963)
Transfers to other contracts	(8,773,849)	(11,843,761)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(10,687,020)	(13,302,519)
Total increase (decrease)	(8,706,691)	(9,533,348)

Net assets at beginning of period	44,865,140	54,398,488
Net assets at end of period	$36,158,449	$44,865,140

(1) Commenced operations May 18, 2015. See accompanying notes.

American Century VP Value Class II Division		American Funds Insurance Series Asset Allocation Fund Class 4 Division (1)	American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division

2015	2014	2015	2015	2014

$112,095	$16,472	$8,662	$8,702	$522
499,170	703,639	34	64,708	(235)
(1,501,643)	1,330,760	(1,616)	(124,673)	(891)
(890,378)	2,050,871	7,080	(51,263)	(604)

—	—	—	—	—

(890,378)	2,050,871	7,080	(51,263)	(604)

1,050,927	1,607,095	799,566	916,573	104,128
(2,991)	(3,393)	(175)	(616)	(3)
(2,043)	(3,965)	—	(33)	—
(1,809,594)	(3,215,888)	(37)	(3,014)	—
(71,351)	(93,993)	—	(591)	—
(207,941)	(216,110)	—	(3,300)	—
(799,496)	(1,627,230)	—	(60,885)	—
—	—	—	—	—
(1,842,489)	(3,553,484)	799,354	848,134	104,125
(2,732,867)	(1,502,613)	806,434	796,871	103,521

18,210,559	19,713,172	—	103,521	—
$15,477,692	$18,210,559	$806,434	$900,392	$103,521

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(5,696)	$(410)
Total realized gains (losses) on investments	12,329	416
Change in net unrealized appreciation or depreciation of investments	(83,834)	(372)
Net gains (losses) from investments	(77,201)	(366)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(77,201)	(366)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,081,691	113,699
Administration charges	—	—
Contingent sales charges	(75)	(5)
Contract terminations	(43,326)	(3,834)
Death benefit payments	—	—
Flexible withdrawal option payments	(2,772)	—
Transfers to other contracts	(210,335)	(13,516)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	825,183	96,344
Total increase (decrease)	747,982	95,978

Net assets at beginning of period	95,978	—
Net assets at end of period	$843,960	$95,978

See accompanying notes.

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division		American Funds Insurance Series High-Income Bond Class 2 Division		American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division

2015	2014	2015	2014	2015	2014

$(872)	$(1)	$17,794	$10,057	$120	$—
4,964	—	(23,602)	(2,174)	796	—
(11,033)	25	(31,252)	(15,338)	(2,576)	—
(6,941)	24	(37,060)	(7,455)	(1,660)	—

—	—	—	—	—	—

(6,941)	24	(37,060)	(7,455)	(1,660)	—

144,281	7,841	514,915	318,020	94,893	—
(106)	—	(6)	(1)	(34)	—
(2)	—	(33)	(74)	—	—
(199)	—	(29,259)	(60,154)	—	—
—	—	—	—	—	—
—	—	(5,380)	(1,200)	—	—
(11,908)	—	(290,011)	(38,138)	(31,072)	—
—	—	—	—	—	—
132,066	7,841	190,226	218,453	63,787	—
125,125	7,865	153,166	210,998	62,127	—

7,865	—	210,998	—	—	—
$132,990	$7,865	$364,164	$210,998	$62,127	$—

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,443)	$(7)
Total realized gains (losses) on investments	379	—
Change in net unrealized appreciation or depreciation of investments	(2,464)	(113)
Net gains (losses) from investments	(3,528)	(120)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(3,528)	(120)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	124,649	30,019
Administration charges	(179)	—
Contingent sales charges	(2)	—
Contract terminations	(198)	—
Death benefit payments	—	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	(2,236)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	122,034	30,019
Total increase (decrease)	118,506	29,899

Net assets at beginning of period	29,899	—
Net assets at end of period	$148,405	$29,899

See accompanying notes.

American Funds Insurance Series Managed Risk International Fund Class P2 Division		American Funds Insurance Series New World Fund Class 2 Division		American Funds Insurance Series New World Fund Class 4 Division

2015	2014	2015	2014	2015	2014

$(398)	$(4)	$(1,791)	$607	$(1,336)	$346
1	—	(1,639)	3,731	10,712	(632)
(2,825)	(100)	(18,268)	(22,384)	(34,555)	(437)
(3,222)	(104)	(21,698)	(18,046)	(25,179)	(723)

—	—	—	—	—	—

(3,222)	(104)	(21,698)	(18,046)	(25,179)	(723)

23,207	18,000	392,640	176,734	383,239	52,693
(8)	—	(2)	—	(378)	(4)
(1)	—	(139)	(4)	—	—
(99)	—	(15,920)	(3,547)	—	—
—	—	—	—	—	—
—	—	(631)	—	(191)	—
(184)	—	(65,841)	(2,780)	(15,951)	—
—	—	—	—	—	—
22,915	18,000	310,107	170,403	366,719	52,689
19,693	17,896	288,409	152,357	341,540	51,966

17,896	—	152,357	—	51,966	—
$37,589	$17,896	$440,766	$152,357	$393,506	$51,966

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Balanced Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$176,457	$178,893
Total realized gains (losses) on investments	3,600,707	1,285,488
Change in net unrealized appreciation or depreciation of investments	(3,988,979)	1,105,685
Net gains (losses) from investments	(211,815)	2,570,066

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(211,815)	2,570,066

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,182,321	1,615,675
Administration charges	(10,601)	(13,308)
Contingent sales charges	(3,246)	(3,904)
Contract terminations	(4,255,018)	(3,825,292)
Death benefit payments	(319,838)	(328,687)
Flexible withdrawal option payments	(632,582)	(621,682)
Transfers to other contracts	(738,415)	(945,275)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(4,777,379)	(4,122,473)
Total increase (decrease)	(4,989,194)	(1,552,407)

Net assets at beginning of period	34,954,263	36,506,670
Net assets at end of period	$29,965,069	$34,954,263

(1) Commenced operations May 18, 2015. See accompanying notes.

BlackRock Global Allocation Class III Division (1)	BlackRock iShares Alternative Strategies Class III Division (1)	BlackRock iShares Dynamic Allocation Class III Division (1)

2015	2015	2015

$1,282	$3,163	$898
27,424	(17)	(6)
(40,129)	(5,064)	(2,151)
(11,423)	(1,918)	(1,259)

—	—	—

(11,423)	(1,918)	(1,259)

538,180	217,766	61,556
(6)	—	—
(40)	(19)	—
(4,460)	(2,163)	—
—	—	—
—	(314)	—
(5)	(84,204)	—
—	—	—
533,669	131,066	61,556
522,246	129,148	60,297

—	—	—
$522,246	$129,148	$60,297

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

BlackRock iShares Dynamic Fixed Income Class III Division (1)

2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,610
Total realized gains (losses) on investments	30
Change in net unrealized appreciation or depreciation of investments	(3,180)
Net gains (losses) from investments	(1,540)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(1,540)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	127,778
Administration charges	(39)
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	(1,080)
Transfers to other contracts	(14,365)
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	112,294
Total increase (decrease)	110,754

Net assets at beginning of period	—
Net assets at end of period	$110,754

(1) Commenced operations May 18, 2015. See accompanying notes.

BlackRock iShares Equity Appreciation Class III Division (1)	BlackRock Value Opportunities Class III Division (1)	Bond & Mortgage Securities Class 1 Division

2015	2015	2015	2014

$1,500	$—	$2,860,680	$3,310,500
(200)	60	2,799,443	(697,163)
(7,191)	(75)	(8,435,344)	4,749,114
(5,891)	(15)	(2,775,221)	7,362,451

—	—	—	—

(5,891)	(15)	(2,775,221)	7,362,451

116,848	841	17,875,923	27,844,763
(5)	—	(363,601)	(453,229)
—	—	(96,660)	(135,527)
—	—	(19,282,067)	(23,038,674)
—	—	(1,508,435)	(975,504)
—	—	(3,963,183)	(4,266,564)
—	—	(19,499,104)	(27,083,716)
—	—	—	—
116,843	841	(26,837,127)	(28,108,451)
110,952	826	(29,612,348)	(20,746,000)

—	—	180,940,143	201,686,143
$110,952	$826	$151,327,795	$180,940,143

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

Bond & Mortgage Securities Class 2 Division (1)

2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$281
Total realized gains (losses) on investments	(382)
Change in net unrealized appreciation or depreciation of investments	(227)
Net gains (losses) from investments	(328)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(328)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	39,327
Administration charges	(9)
Contingent sales charges	(3)
Contract terminations	(301)
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	(20,060)
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	18,954
Total increase (decrease)	18,626

Net assets at beginning of period	—
Net assets at end of period	$18,626

(1) Commenced operations May 18, 2015. See accompanying notes.

Calvert EAFE International Index Class F Division		Calvert Russell 2000 Small Cap Index Class F Division		Calvert S&P MidCap 400 Index Class F Division

2015	2014	2015	2014	2015	2014

$(143)	$116	$(949)	$51	$(4,266)	$178
(26)	(1)	2,516	2,374	4,141	2,812
(677)	(284)	(10,338)	(2,142)	(39,192)	(2,823)
(846)	(169)	(8,771)	283	(39,317)	167

—	—	—	—	—	—

(846)	(169)	(8,771)	283	(39,317)	167

10,391	5,650	94,943	21,184	541,126	35,556
(19)	(1)	(106)	(1)	(322)	(3)
—	—	—	—	(24)	—
(18)	—	—	—	(2,184)	—
—	—	—	—	(586)	—
—	—	—	—	—	—
(16)	—	(4,410)	—	(54,130)	—
—	—	—	—	—	—
10,338	5,649	90,427	21,183	483,880	35,553
9,492	5,480	81,656	21,466	444,563	35,720

5,480	—	21,466	—	35,720	—
$14,972	$5,480	$103,122	$21,466	$480,283	$35,720

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

ClearBridge Small Cap Growth Series II Division (1)

2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(48)
Total realized gains (losses) on investments	126
Change in net unrealized appreciation or depreciation of investments	(514)
Net gains (losses) from investments	(436)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(436)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	8,977
Administration charges	(5)
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	8,972
Total increase (decrease)	8,536

Net assets at beginning of period	—
Net assets at end of period	$8,536

(1) Commenced operations May 18, 2015. See accompanying notes.

Columbia Limited Duration Credit Class 2 Division (1)	Columbia Small Cap Value Class 2 Division (1)	Delaware Limited Term Diversified Income Service Class Division (1)

2015	2015	2015

$(600)	$(216)	$(89)
(17)	3,168	(1)
(2,769)	(9,429)	(1,282)
(3,386)	(6,477)	(1,372)

—	—	—

(3,386)	(6,477)	(1,372)

146,269	82,607	230,703
(7)	(38)	(1)
(3)	—	—
(301)	—	—
—	—	—
(1,320)	—	(2,640)
(987)	(997)	—
—	—	—
143,651	81,572	228,062
140,265	75,095	226,690

—	—	—
$140,265	$75,095	$226,690

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Delaware Small Cap Value Service Class Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(10,295)	$(6,946)
Total realized gains (losses) on investments	60,296	50,553
Change in net unrealized appreciation or depreciation of investments	(143,899)	(24,718)
Net gains (losses) from investments	(93,898)	18,889

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(93,898)	18,889

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	613,946	805,377
Administration charges	(5)	(7)
Contingent sales charges	(695)	(415)
Contract terminations	(88,431)	(44,694)
Death benefit payments	(727)	(686)
Flexible withdrawal option payments	(2,452)	(2,147)
Transfers to other contracts	(164,705)	(292,798)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	356,931	464,630
Total increase (decrease)	263,033	483,519

Net assets at beginning of period	745,584	262,065
Net assets at end of period	$1,008,617	$745,584

(1)     Represented the operations of DWS Alternative Asset Allocation Class B Division until May 18, 2015.
(2)     Represented the operations of DWS Equity 500 Index Class B2 Division until May 18, 2015.
(3)     Represented the operations of DWS Small Mid Cap Value Class B Division until May 18, 2015.

See accompanying notes.

Deutsche Alternative Asset Allocation Class B Division (1)		Deutsche Equity 500 Index Class B2 Division (2)		Deutsche Small Mid Cap Value Class B Division (3)

2015	2014	2015	2014	2015	2014

$(255)	$—	$32	$(38)	$(11,838)	$(4,637)
(43)	—	23,042	—	68,471	6,238
(1,747)	—	(31,577)	776	(104,085)	18,717
(2,045)	—	(8,503)	738	(47,452)	20,318

—	—	—	—	—	—

(2,045)	—	(8,503)	738	(47,452)	20,318

43,087	—	664,544	58,505	512,154	469,603
(32)	—	(646)	(4)	(131)	—
—	—	(126)	—	(194)	(145)
—	—	(11,546)	—	(22,290)	(13,984)
—	—	—	—	—	—
(720)	—	(2,259)	—	(5,528)	(535)
—	—	(22,263)	—	(98,976)	(6,630)
—	—	—	—	—	—
42,335	—	627,704	58,501	385,035	448,309
40,290	—	619,201	59,239	337,583	468,627

—	—	59,239	—	615,048	146,421
$40,290	$—	$678,440	$59,239	$952,631	$615,048

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Diversified Balanced Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(4,644,265)	$(5,103,248)
Total realized gains (losses) on investments	24,947,316	17,226,049
Change in net unrealized appreciation or depreciation of investments	(33,963,056)	41,256,299
Net gains (losses) from investments	(13,660,005)	53,379,100

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(13,660,005)	53,379,100

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	148,297,223	204,475,928
Administration charges	(10,208,600)	(8,816,823)
Contingent sales charges	(307,866)	(321,133)
Contract terminations	(33,834,764)	(29,923,921)
Death benefit payments	(4,339,389)	(4,446,014)
Flexible withdrawal option payments	(15,733,181)	(11,235,966)
Transfers to other contracts	(50,351,557)	(48,479,767)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	33,521,866	101,252,304
Total increase (decrease)	19,861,861	154,631,404

Net assets at beginning of period	1,011,135,001	856,503,597
Net assets at end of period	$1,030,996,862	$1,011,135,001

See accompanying notes.

Diversified Balanced Managed Volatility Class 2 Division		Diversified Growth Class 2 Division		Diversified Growth Managed Volatility Class 2 Division

2015	2014	2015	2014	2015	2014

$(679,830)	$(571,146)	$(12,551,749)	$(11,978,249)	$(801,008)	$(1,091,587)
1,263,372	69,141	51,530,795	40,149,285	2,388,724	166,250
(2,817,972)	2,805,987	(82,522,145)	129,051,299	(5,771,107)	5,573,416
(2,234,430)	2,303,982	(43,543,099)	157,222,335	(4,183,391)	4,648,079

—	—	—	—	—	—

(2,234,430)	2,303,982	(43,543,099)	157,222,335	(4,183,391)	4,648,079

81,082,062	85,991,855	607,720,734	707,153,835	130,875,606	151,901,026
(1,345,576)	(432,397)	(31,268,064)	(24,520,132)	(2,220,053)	(842,149)
(26,521)	(3,771)	(737,875)	(663,488)	(35,183)	(11,131)
(2,855,738)	(364,095)	(82,565,699)	(61,042,314)	(3,695,433)	(1,020,805)
(159,363)	(83,506)	(5,252,123)	(7,369,365)	(713,173)	—
(1,724,784)	(426,709)	(34,611,268)	(23,673,228)	(1,886,963)	(597,960)
(18,902,170)	(3,317,816)	(89,103,085)	(67,768,174)	(17,124,645)	(6,430,729)
—	—	—	—	—	—
56,067,910	81,363,561	364,182,620	522,117,134	105,200,156	142,998,252
53,833,480	83,667,543	320,639,521	679,339,469	101,016,765	147,646,331

84,544,416	876,873	2,881,637,488	2,202,298,019	151,625,281	3,978,950
$138,377,896	$84,544,416	$3,202,277,009	$2,881,637,488	$252,642,046	$151,625,281

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Diversified Income Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,185,330)	$(1,183,394)
Total realized gains (losses) on investments	4,025,045	2,826,894
Change in net unrealized appreciation or depreciation of investments	(5,329,705)	5,516,168
Net gains (losses) from investments	(2,489,990)	7,159,668

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(2,489,990)	7,159,668

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	83,072,684	88,489,565
Administration charges	(1,863,532)	(1,327,401)
Contingent sales charges	(106,534)	(66,865)
Contract terminations	(11,739,459)	(5,030,610)
Death benefit payments	(771,288)	(307,790)
Flexible withdrawal option payments	(2,907,293)	(1,893,484)
Transfers to other contracts	(32,923,101)	(30,584,567)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	32,761,477	49,278,848
Total increase (decrease)	30,271,487	56,438,516

Net assets at beginning of period	168,519,198	112,080,682
Net assets at end of period	$198,790,685	$168,519,198

(1) Commenced operations May 18, 2015. See accompanying notes.

Diversified International Class 1 Division		Diversified International Class 2 Division		Dreyfus IP MidCap Stock Service Shares Division (1)

2015	2014	2015	2014	2015

$1,743,240	$1,403,412	$2,903	$(10)	$(142)
2,833,709	2,123,040	197	—	(4)
(6,432,512)	(10,768,603)	(17,869)	(233)	(101)
(1,855,563)	(7,242,151)	(14,769)	(243)	(247)

—	—	—	—	—

(1,855,563)	(7,242,151)	(14,769)	(243)	(247)

14,634,219	18,781,531	222,972	26,250	44,969
(111,940)	(131,204)	(208)	(1)	(19)
(62,004)	(78,131)	(95)	—	—
(16,496,579)	(21,015,046)	(8,764)	—	—
(831,074)	(934,159)	—	—	—
(1,662,894)	(1,745,516)	—	—	—
(11,604,130)	(16,641,375)	(14,946)	—	(1,028)
—	—	—	—	—
(16,134,402)	(21,763,900)	198,959	26,249	43,922
(17,989,965)	(29,006,051)	184,190	26,006	43,675

154,008,936	183,014,987	26,006	—	—
$136,018,971	$154,008,936	$210,196	$26,006	$43,675

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Dreyfus Investment Portfolio Technology Growth Service Shares Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(85,228)	$(74,402)
Total realized gains (losses) on investments	752,088	601,919
Change in net unrealized appreciation or depreciation of investments	(450,567)	(337,264)
Net gains (losses) from investments	216,293	190,253

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	216,293	190,253

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,001,336	2,026,813
Administration charges	(576)	(458)
Contingent sales charges	(2,512)	(3,956)
Contract terminations	(283,401)	(381,970)
Death benefit payments	(56,253)	(35,378)
Flexible withdrawal option payments	(49,500)	(33,686)
Transfers to other contracts	(660,895)	(1,326,074)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	948,199	245,291
Total increase (decrease)	1,164,492	435,544

Net assets at beginning of period	5,040,592	4,605,048
Net assets at end of period	$6,205,084	$5,040,592

See accompanying notes.

Equity Income Class 1 Division		Equity Income Class 2 Division		Fidelity VIP Contrafund Service Class Division

2015	2014	2015	2014	2015	2014

$2,327,082	$2,471,246	$14,151	$(56)	$(186,829)	$(236,480)
18,361,241	21,436,943	(706)	—	5,952,857	3,370,695
(32,719,713)	5,170,721	(73,132)	1,334	(6,027,355)	1,670,519
(12,031,390)	29,078,910	(59,687)	1,278	(261,327)	4,804,734

—	—	—	—	—	—

(12,031,390)	29,078,910	(59,687)	1,278	(261,327)	4,804,734

26,323,857	31,779,340	1,035,730	79,875	1,597,789	2,487,812
(795,423)	(998,503)	(867)	(8)	(8,542)	(10,159)
(180,753)	(262,012)	(274)	—	(4,817)	(7,420)
(24,867,854)	(32,445,348)	(25,196)	—	(4,291,254)	(6,018,328)
(2,019,345)	(1,887,061)	(599)	—	(157,093)	(210,974)
(5,951,129)	(6,229,853)	(9,470)	—	(554,040)	(537,444)
(31,771,106)	(53,668,427)	(14,753)	—	(2,289,887)	(3,444,101)
—	—	—	—	—	—
(39,261,753)	(63,711,864)	984,571	79,867	(5,707,844)	(7,740,614)
(51,293,143)	(34,632,954)	924,884	81,145	(5,969,171)	(2,935,880)

258,966,880	293,599,834	81,145	—	48,139,718	51,075,598
$207,673,737	$258,966,880	$1,006,029	$81,145	$42,170,547	$48,139,718

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Fidelity VIP Contrafund Service Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(357,371)	$(417,871)
Total realized gains (losses) on investments	6,331,549	2,687,837
Change in net unrealized appreciation or depreciation of investments	(6,432,389)	2,939,300
Net gains (losses) from investments	(458,211)	5,209,266

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(458,211)	5,209,266

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	10,439,325	9,210,767
Administration charges	(109,943)	(128,019)
Contingent sales charges	(45,617)	(48,448)
Contract terminations	(5,136,128)	(4,677,758)
Death benefit payments	(397,888)	(554,403)
Flexible withdrawal option payments	(844,779)	(768,536)
Transfers to other contracts	(7,778,786)	(8,941,072)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(3,873,816)	(5,907,469)
Total increase (decrease)	(4,332,027)	(698,203)

Net assets at beginning of period	55,141,526	55,839,729
Net assets at end of period	$50,809,499	$55,141,526

See accompanying notes.

Fidelity VIP Equity-Income Service Class 2 Division		Fidelity VIP Growth Service Class Division		Fidelity VIP Growth Service Class 2 Division

2015	2014	2015	2014	2015	2014

$515,186	$457,675	$(169,074)	$(194,960)	$(144,277)	$(136,449)
3,827,546	872,820	1,346,077	1,066,857	1,183,686	653,557
(6,251,868)	1,250,674	(336,213)	627,231	(541,150)	258,174
(1,909,136)	2,581,169	840,790	1,499,128	498,259	775,282

—	—	—	—	—	—

(1,909,136)	2,581,169	840,790	1,499,128	498,259	775,282

2,997,713	3,512,477	786,926	754,685	2,931,834	3,479,922
(5,586)	(6,690)	(3,401)	(4,015)	(1,271)	(1,314)
(16,443)	(17,558)	(1,636)	(2,434)	(8,880)	(11,418)
(4,446,515)	(4,752,614)	(1,457,604)	(1,973,920)	(1,001,787)	(1,102,425)
(353,785)	(210,028)	(93,984)	(269,572)	(34,768)	(3,814)
(434,131)	(397,723)	(142,151)	(152,175)	(51,248)	(36,420)
(1,903,882)	(2,873,880)	(920,669)	(1,304,407)	(1,788,406)	(2,004,111)
—	—	—	—	—	—
(4,162,629)	(4,746,016)	(1,832,519)	(2,951,838)	45,474	320,420
(6,071,765)	(2,164,847)	(991,729)	(1,452,710)	543,733	1,095,702

37,543,510	39,708,357	15,184,681	16,637,391	9,441,585	8,345,883
$31,471,745	$37,543,510	$14,192,952	$15,184,681	$9,985,318	$9,441,585

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Fidelity VIP Mid Cap Service Class Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(396)	$(167)
Total realized gains (losses) on investments	8,378	541
Change in net unrealized appreciation or depreciation of investments	(9,712)	803
Net gains (losses) from investments	(1,730)	1,177

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(1,730)	1,177

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	—	70,000
Administration charges	—	—
Contingent sales charges	—	—
Contract terminations	—	—
Death benefit payments	—	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	—	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	—	70,000
Total increase (decrease)	(1,730)	71,177

Net assets at beginning of period	71,177	—
Net assets at end of period	$69,447	$71,177

See accompanying notes.

Fidelity VIP Mid Cap Service Class 2 Division		Fidelity VIP Overseas Service Class 2 Division		Franklin Global Real Estate VIP Class 2 Division

2015	2014	2015	2014	2015	2014

$(230,201)	$(242,325)	$(140,166)	$(191,950)	$8,813	$(23)
2,522,045	921,737	3,636,125	(196,348)	(3,729)	—
(2,950,636)	71,824	(2,528,939)	(3,762,189)	(16,233)	69
(658,792)	751,236	967,020	(4,150,487)	(11,149)	46

—	—	—	—	—	—

(658,792)	751,236	967,020	(4,150,487)	(11,149)	46

5,265,430	5,110,604	6,100,177	10,194,179	522,134	41,465
(2,071)	(1,449)	(131,466)	(160,352)	(365)	(1)
(13,152)	(16,516)	(35,886)	(49,635)	(87)	—
(1,481,963)	(1,594,709)	(4,051,999)	(4,792,388)	(8,410)	—
(109,265)	(20,631)	(287,764)	(181,974)	—	—
(129,565)	(102,057)	(807,640)	(845,535)	—	—
(1,559,897)	(1,494,401)	(8,016,886)	(8,034,475)	(46,920)	—
—	—	—	—	—	—
1,969,517	1,880,841	(7,231,464)	(3,870,180)	466,352	41,464
1,310,725	2,632,077	(6,264,444)	(8,020,667)	455,203	41,510

17,955,535	15,323,458	37,741,368	45,762,035	41,510	—
$19,266,260	$17,955,535	$31,476,924	$37,741,368	$496,713	$41,510

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Franklin Rising Dividends VIP Class 4 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$783	$(46)
Total realized gains (losses) on investments	35,166	502
Change in net unrealized appreciation or depreciation of investments	(53,955)	595
Net gains (losses) from investments	(18,006)	1,051

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(18,006)	1,051

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	443,109	70,331
Administration charges	(481)	(2)
Contingent sales charges	(14)	—
Contract terminations	(1,254)	—
Death benefit payments	(299)	—
Flexible withdrawal option payments	(4,518)	—
Transfers to other contracts	(20,001)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	416,542	70,329
Total increase (decrease)	398,536	71,380

Net assets at beginning of period	71,380	—
Net assets at end of period	$469,916	$71,380

See accompanying notes.

Franklin Small Cap Value VIP Class 2 Division		Goldman Sachs VIT Mid Cap Value Institutional Shares Division		Goldman Sachs VIT Mid Cap Value Service Shares Division

2015	2014	2015	2014	2015	2014

$(28,575)	$(29,743)	$(185,072)	$(94,635)	$(3,661)	$64
591,494	529,980	1,430,586	3,778,415	36,133	363
(872,202)	(547,683)	(3,039,327)	(1,635,687)	(85,686)	7
(309,283)	(47,446)	(1,793,813)	2,048,093	(53,214)	434

—	—	—	—	—	—

(309,283)	(47,446)	(1,793,813)	2,048,093	(53,214)	434

783,593	1,346,893	3,023,991	5,232,222	526,409	17,029
(5)	(183)	(1,187)	(1,732)	(245)	(1)
(2,189)	(2,891)	(19,913)	(22,162)	(193)	—
(285,364)	(328,142)	(2,259,462)	(2,147,707)	(17,719)	—
(29,378)	(23,159)	(60,543)	(60,524)	(292)	—
(13,711)	(8,950)	(144,313)	(122,263)	—	—
(468,763)	(853,228)	(2,385,747)	(4,398,344)	(3,262)	—
—	—	—	—	—	—
(15,817)	130,340	(1,847,174)	(1,520,510)	504,698	17,028
(325,100)	82,894	(3,640,987)	527,583	451,484	17,462

3,577,341	3,494,447	18,542,627	18,015,044	17,462	—
$3,252,241	$3,577,341	$14,901,640	$18,542,627	$468,946	$17,462

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division (1)

2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$196
Total realized gains (losses) on investments	18
Change in net unrealized appreciation or depreciation of investments	(535)
Net gains (losses) from investments	(321)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(321)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	12,500
Administration charges	—
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	12,500
Total increase (decrease)	12,179

Net assets at beginning of period	—
Net assets at end of period	$12,179

(1) Commenced operations May 18, 2015. See accompanying notes.

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division		Goldman Sachs VIT Small Cap Equity Insights Service Shares Division		Government & High Quality Bond Class 1 Division

2015	2014	2015	2014	2015	2014

$(79,957)	$(49,658)	$(781)	$21	$2,516,719	$3,598,886
1,129,832	1,388,802	13,369	733	(251,780)	(203,842)
(1,288,027)	(984,276)	(20,751)	(554)	(2,913,168)	2,078,450
(238,152)	354,868	(8,163)	200	(648,229)	5,473,494

—	—	—	—	—	—

(238,152)	354,868	(8,163)	200	(648,229)	5,473,494

1,050,298	1,391,718	113,930	4,978	12,419,375	18,915,882
(238)	(220)	(74)	—	(191,449)	(222,428)
(6,889)	(5,518)	—	—	(62,235)	(72,910)
(778,536)	(532,771)	—	—	(14,653,632)	(18,735,952)
(94,178)	(132,235)	—	—	(1,800,129)	(1,334,777)
(47,557)	(46,428)	—	—	(3,114,987)	(3,288,604)
(669,514)	(1,215,324)	(3,749)	—	(11,643,312)	(19,320,034)
—	—	—	—	—	—
(546,614)	(540,778)	110,107	4,978	(19,046,369)	(24,058,823)
(784,766)	(185,910)	101,944	5,178	(19,694,598)	(18,585,329)

6,977,815	7,163,725	5,178	—	141,358,650	159,943,979
$6,193,049	$6,977,815	$107,122	$5,178	$121,664,052	$141,358,650

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Government & High Quality Bond Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$21,093	$(14)
Total realized gains (losses) on investments	733	(12)
Change in net unrealized appreciation or depreciation of investments	(34,980)	18
Net gains (losses) from investments	(13,154)	(8)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(13,154)	(8)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,056,425	19,934
Administration charges	(964)	(2)
Contingent sales charges	(160)	—
Contract terminations	(14,662)	—
Death benefit payments	—	—
Flexible withdrawal option payments	(3,616)	—
Transfers to other contracts	(41,238)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	995,785	19,932
Total increase (decrease)	982,631	19,924

Net assets at beginning of period	19,924	—
Net assets at end of period	$1,002,555	$19,924

See accompanying notes.

Guggenheim Floating Rate Strategies Series F Division		Guggenheim Investments Global Managed Futures Strategy Division		Guggenheim Investments Long Short Equity Division

2015	2014	2015	2014	2015	2014

$4,859	$(14)	$1,606	$(6)	$(1,323)	$(15)
(4,354)	—	2,568	—	348	—
(20,662)	(75)	(9,969)	337	(453)	—
(20,157)	(89)	(5,795)	331	(1,428)	(15)

—	—	—	—	—	—

(20,157)	(89)	(5,795)	331	(1,428)	(15)

1,035,121	12,997	110,546	21,000	148,724	42,874
(73)	—	(129)	—	(38)	—
(649)	—	—	—	(1)	—
(73,160)	—	—	—	(99)	—
—	—	—	—	—	—
(1,804)	—	(317)	—	—	—
(164,975)	—	(11,578)	—	(12,663)	—
—	—	—	—	—	—
794,460	12,997	98,522	21,000	135,923	42,874
774,303	12,908	92,727	21,331	134,495	42,859

12,908	—	21,331	—	42,859	—
$787,211	$12,908	$114,058	$21,331	$177,354	$42,859

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Guggenheim Investments Multi-Hedge Strategies Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(370)	$(6)
Total realized gains (losses) on investments	(84)	—
Change in net unrealized appreciation or depreciation of investments	(142)	115
Net gains (losses) from investments	(596)	109

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(596)	109

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	95,362	7,761
Administration charges	(39)	(1)
Contingent sales charges	(1)	—
Contract terminations	(99)	—
Death benefit payments	—	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	(14,696)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	80,527	7,760
Total increase (decrease)	79,931	7,869

Net assets at beginning of period	7,869	—
Net assets at end of period	$87,800	$7,869

(1) Commenced operations May 18, 2015. See accompanying notes.

Guggenheim Macro Opportunities Series M Division		Income Class 1 Division (1)	Income Class 2 Division (1)

2015	2014	2015	2015

$1,149	$(1)	$7,307	$617
190	(6)	(1,904)	(825)
(6,305)	—	(14,624)	(137)
(4,966)	(7)	(9,221)	(345)

—	—	—	—

(4,966)	(7)	(9,221)	(345)

225,034	7	605,521	28,432
(43)	—	—	—
—	—	(2)	—
—	—	(241)	—
—	—	—	—
—	—	(4,267)	—
(717)	—	(9,675)	(10,822)
—	—	—	—
224,274	7	591,336	17,610
219,308	—	582,115	17,265

—	—	—	—
$219,308	$—	$582,115	$17,265

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	International Emerging Markets Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$156,207	$(353,629)
Total realized gains (losses) on investments	(1,561,454)	(1,258,213)
Change in net unrealized appreciation or depreciation of investments	(7,499,679)	(1,840,421)
Net gains (losses) from investments	(8,904,926)	(3,452,263)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(8,904,926)	(3,452,263)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	9,844,478	12,499,886
Administration charges	(7,754)	(9,693)
Contingent sales charges	(35,354)	(45,835)
Contract terminations	(6,671,281)	(8,523,548)
Death benefit payments	(244,634)	(344,250)
Flexible withdrawal option payments	(478,002)	(478,249)
Transfers to other contracts	(7,092,429)	(10,379,824)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(4,684,976)	(7,281,513)
Total increase (decrease)	(13,589,902)	(10,733,776)

Net assets at beginning of period	64,254,651	74,988,427
Net assets at end of period	$50,664,749	$64,254,651

(1) Commenced operations May 18, 2015. See accompanying notes.

International Emerging Markets Class 2 Division (1)	Invesco American Franchise Series I Division		Invesco Balanced-Risk Allocation Series II Division

2015	2015	2014	2015	2014

$25	$(58,372)	$(59,847)	$5,380	$—
(23)	254,661	290,027	16,266	—
(2,729)	(24,532)	76,495	(37,280)	—
(2,727)	171,757	306,675	(15,634)	—

—	—	—	—	—

(2,727)	171,757	306,675	(15,634)	—

35,857	292,097	221,988	207,357	—
(7)	(908)	(1,074)	(124)	—
—	(544)	(627)	—	—
—	(484,740)	(508,232)	—	—
—	(29,979)	(42,280)	—	—
—	(49,918)	(51,427)	—	—
—	(136,045)	(478,140)	(323)	—
—	—	—	—	—
35,850	(410,037)	(859,792)	206,910	—
33,123	(238,280)	(553,117)	191,276	—

—	4,607,004	5,160,121	—	—
$33,123	$4,368,724	$4,607,004	$191,276	$—

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Invesco Core Equity Series I Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(38,679)	$(105,817)
Total realized gains (losses) on investments	2,966,757	1,614,298
Change in net unrealized appreciation or depreciation of investments	(4,292,405)	(7,629)
Net gains (losses) from investments	(1,364,327)	1,500,852

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(1,364,327)	1,500,852

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	759,713	1,230,692
Administration charges	(3,355)	(4,519)
Contingent sales charges	(1,906)	(3,310)
Contract terminations	(1,697,944)	(2,685,101)
Death benefit payments	(139,339)	(245,338)
Flexible withdrawal option payments	(294,518)	(313,019)
Transfers to other contracts	(935,226)	(1,606,399)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(2,312,575)	(3,626,994)
Total increase (decrease)	(3,676,902)	(2,126,142)

Net assets at beginning of period	21,496,633	23,622,775
Net assets at end of period	$17,819,731	$21,496,633

See accompanying notes.

Invesco Global Health Care Series I Division		Invesco Global Health Care Series II Division		Invesco International Growth Series I Division

2015	2014	2015	2014	2015	2014

$(150,654)	$(135,465)	$(6,549)	$(46)	$4,504	$23,783
2,200,295	1,529,755	66,391	237	281,670	337,819
(1,850,670)	294,532	(110,805)	(397)	(689,168)	(512,905)
198,971	1,688,822	(50,963)	(206)	(402,994)	(151,303)

—	—	—	—	—	—

198,971	1,688,822	(50,963)	(206)	(402,994)	(151,303)

2,342,510	1,709,369	922,960	71,609	2,317,822	3,896,646
(2,472)	(2,385)	(477)	(3)	(20,401)	(23,486)
(1,367)	(1,358)	(244)	—	(5,114)	(7,339)
(1,218,076)	(1,101,342)	(22,419)	—	(576,983)	(708,622)
(116,359)	(48,851)	—	—	(68,389)	(48,573)
(165,323)	(149,142)	(1,607)	—	(86,275)	(60,613)
(1,392,953)	(1,656,924)	(104,431)	—	(1,422,431)	(1,324,604)
—	—	—	—	—	—
(554,040)	(1,250,633)	793,782	71,606	138,229	1,723,409
(355,069)	438,189	742,819	71,400	(264,765)	1,572,106

10,917,261	10,479,072	71,400	—	10,425,490	8,853,384
$10,562,192	$10,917,261	$814,219	$71,400	$10,160,725	$10,425,490

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Invesco International Growth Series II Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,891	$(24)
Total realized gains (losses) on investments	467	(220)
Change in net unrealized appreciation or depreciation of investments	(32,194)	(76)
Net gains (losses) from investments	(29,836)	(320)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(29,836)	(320)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	439,861	32,552
Administration charges	(285)	(2)
Contingent sales charges	(10)	—
Contract terminations	(882)	—
Death benefit payments	—	—
Flexible withdrawal option payments	(191)	—
Transfers to other contracts	(12,018)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	426,475	32,550
Total increase (decrease)	396,639	32,230

Net assets at beginning of period	32,230	—
Net assets at end of period	$428,869	$32,230

See accompanying notes.

Invesco Mid Cap Growth Series I Division		Invesco Small Cap Equity Series I Division		Invesco Technology Series I Division

2015	2014	2015	2014	2015	2014

$(20,666)	$(21,473)	$(127,287)	$(137,584)	$(46,386)	$(47,568)
482,359	375,481	2,016,048	1,642,728	640,685	540,002
(459,061)	(250,833)	(2,480,337)	(1,438,151)	(412,929)	(177,191)
2,632	103,175	(591,576)	66,993	181,370	315,243

—	—	—	—	—	—

2,632	103,175	(591,576)	66,993	181,370	315,243

459,853	235,114	1,413,906	1,691,034	372,266	816,865
(289)	(252)	(10,113)	(10,869)	(244)	(352)
(222)	(239)	(4,703)	(5,584)	(441)	(318)
(197,600)	(193,773)	(840,380)	(925,774)	(393,113)	(258,213)
(7,745)	(12,755)	(39,310)	(60,353)	(129,071)	(3,379)
(20,226)	(17,669)	(98,534)	(91,960)	(36,384)	(41,124)
(195,687)	(231,937)	(1,228,625)	(1,958,863)	(314,437)	(481,811)
—	—	—	—	—	—
38,084	(221,511)	(807,759)	(1,362,369)	(501,424)	31,668
40,716	(118,336)	(1,399,335)	(1,295,376)	(320,054)	346,911

1,553,721	1,672,057	9,327,320	10,622,696	3,772,446	3,425,535
$1,594,437	$1,553,721	$7,927,985	$9,327,320	$3,452,392	$3,772,446

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Invesco Value Opportunities Series I Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$55,969	$(7,116)
Total realized gains (losses) on investments	718,631	357,914
Change in net unrealized appreciation or depreciation of investments	(1,361,289)	(76,879)
Net gains (losses) from investments	(586,689)	273,919

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(586,689)	273,919

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	920,508	636,415
Administration charges	(16,359)	(19,404)
Contingent sales charges	(2,599)	(2,892)
Contract terminations	(293,189)	(279,217)
Death benefit payments	(86,354)	(20,338)
Flexible withdrawal option payments	(64,689)	(63,939)
Transfers to other contracts	(772,885)	(842,922)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(315,567)	(592,297)
Total increase (decrease)	(902,256)	(318,378)

Net assets at beginning of period	5,347,559	5,665,937
Net assets at end of period	$4,445,303	$5,347,559

See accompanying notes.

Janus Aspen Enterprise Service Shares Division		Janus Aspen Flexible Bond Service Shares Division		LargeCap Growth Class 1 Division

2015	2014	2015	2014	2015	2014

$(51,071)	$(118,714)	$6,089	$316	$(589,322)	$(398,873)
1,699,557	1,502,811	2,330	(260)	3,556,456	4,042,057
(1,403,548)	(428,379)	(22,250)	(77)	(1,049,459)	1,327,791
244,938	955,718	(13,831)	(21)	1,917,675	4,970,975

—	—	—	—	—	—

244,938	955,718	(13,831)	(21)	1,917,675	4,970,975

463,698	312,129	754,108	72,683	5,779,961	6,099,882
(2,764)	(2,494)	(599)	(4)	(37,237)	(40,340)
(959)	(1,169)	(54)	—	(19,082)	(20,968)
(854,388)	(948,308)	(4,931)	—	(7,704,396)	(8,451,196)
(61,729)	(21,439)	(292)	—	(455,041)	(526,612)
(60,274)	(54,608)	(1,151)	—	(665,528)	(666,129)
(437,253)	(667,269)	(9,653)	—	(2,742,766)	(3,418,017)
—	—	—	—	—	—
(953,669)	(1,383,158)	737,428	72,679	(5,844,089)	(7,023,380)
(708,731)	(427,440)	723,597	72,658	(3,926,414)	(2,052,405)

9,503,129	9,930,569	72,658	—	53,469,495	55,521,900
$8,794,398	$9,503,129	$796,255	$72,658	$49,543,081	$53,469,495

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	LargeCap Growth Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(3,338)	$(8)
Total realized gains (losses) on investments	1,311	(46)
Change in net unrealized appreciation or depreciation of investments	755	(73)
Net gains (losses) from investments	(1,272)	(127)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(1,272)	(127)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	488,375	6,102
Administration charges	(277)	(1)
Contingent sales charges	(17)	—
Contract terminations	(1,595)	—
Death benefit payments	—	—
Flexible withdrawal option payments	(633)	—
Transfers to other contracts	(48,488)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	437,365	6,101
Total increase (decrease)	436,093	5,974

Net assets at beginning of period	5,974	—
Net assets at end of period	$442,067	$5,974

(1) Commenced operations May 18, 2015. See accompanying notes.

LargeCap Growth I Class 1 Division		LargeCap Growth I Class 2 Division (1)	LargeCap S&P 500 Index Class 1 Division

2015	2014	2015	2015	2014

$(1,178,721)	$(1,315,545)	$(1,200)	$101,428	$(87,857)
21,613,871	27,667,480	58,885	8,876,654	8,026,434
(13,707,976)	(18,840,451)	(69,012)	(9,066,908)	3,249,988
6,727,174	7,511,484	(11,327)	(88,826)	11,188,565

—	—	—	—	—

6,727,174	7,511,484	(11,327)	(88,826)	11,188,565

5,819,047	7,206,865	502,321	12,367,727	12,948,268
(32,264)	(34,261)	(40)	(67,555)	(78,673)
(22,483)	(25,671)	—	(45,950)	(41,253)
(8,729,110)	(10,905,256)	—	(10,132,170)	(11,230,074)
(1,095,484)	(584,928)	—	(511,844)	(309,060)
(1,046,816)	(1,036,617)	—	(1,340,338)	(1,338,106)
(5,203,875)	(7,423,740)	—	(10,227,245)	(9,965,557)
—	—	—	—	—
(10,310,985)	(12,803,608)	502,281	(9,957,375)	(10,014,455)
(3,583,811)	(5,292,124)	490,954	(10,046,201)	1,174,110

109,225,666	114,517,790	—	102,363,487	101,189,377
$105,641,855	$109,225,666	$490,954	$92,317,286	$102,363,487

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

LargeCap S&P 500 Index Class 2 Division (1)

2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$405
Total realized gains (losses) on investments	710
Change in net unrealized appreciation or depreciation of investments	(2,328)
Net gains (losses) from investments	(1,213)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(1,213)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	154,007
Administration charges	(43)
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	(1,763)
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	152,201
Total increase (decrease)	150,988

Net assets at beginning of period	—
Net assets at end of period	$150,988

(1) Commenced operations May 18, 2015. See accompanying notes.

LargeCap Value Class 1 Division		LargeCap Value Class 2 Division (1)	MFS VIT International Value Service Class Division

2015	2014	2015	2015	2014

$355,943	$881,390	$11	$5,889	$(53)
11,426,987	16,211,853	486	7,439	(233)
(13,740,865)	(8,506,475)	(352)	(16,783)	(582)
(1,957,935)	8,586,768	145	(3,455)	(868)

—	—	—	—	—

(1,957,935)	8,586,768	145	(3,455)	(868)

5,630,214	7,323,348	10,225	1,634,129	61,956
(67,653)	(80,393)	(9)	(391)	(4)
(21,751)	(24,385)	—	(251)	—
(8,906,081)	(10,408,631)	—	(27,121)	—
(1,048,917)	(985,462)	—	—	—
(1,260,641)	(1,314,265)	—	(5,694)	—
(4,629,833)	(7,136,991)	—	(94,948)	—
—	—	—	—	—
(10,304,662)	(12,626,779)	10,216	1,505,724	61,952
(12,262,597)	(4,040,011)	10,361	1,502,269	61,084

91,485,357	95,525,368	—	61,084	—
$79,222,760	$91,485,357	$10,361	$1,563,353	$61,084

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	MFS VIT New Discovery Service Class Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(16,025)	$(12,342)
Total realized gains (losses) on investments	(39,188)	153,886
Change in net unrealized appreciation or depreciation of investments	4,980	(212,134)
Net gains (losses) from investments	(50,233)	(70,590)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(50,233)	(70,590)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	703,477	743,637
Administration charges	(41)	(17)
Contingent sales charges	(203)	(516)
Contract terminations	(38,286)	(97,304)
Death benefit payments	—	(306)
Flexible withdrawal option payments	(10,169)	(5,371)
Transfers to other contracts	(294,991)	(223,902)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	359,787	416,221
Total increase (decrease)	309,554	345,631

Net assets at beginning of period	943,807	598,176
Net assets at end of period	$1,253,361	$943,807

See accompanying notes.

MFS VIT Utilities Service Class Division		MFS VIT Value Service Class Division		MidCap Class 1 Division

2015	2014	2015	2014	2015	2014

$320,869	$62,535	$32,066	$(7,029)	$(3,081,141)	$(3,295,573)
1,064,442	980,596	474,383	425,175	65,682,724	68,652,401
(3,494,394)	(93,732)	(632,553)	(7,797)	(59,850,213)	(22,942,508)
(2,109,083)	949,399	(126,104)	410,349	2,751,370	42,414,320

—	—	—	—	—	—

(2,109,083)	949,399	(126,104)	410,349	2,751,370	42,414,320

3,716,029	6,322,669	1,057,713	1,423,174	22,672,291	25,177,450
(940)	(665)	(104)	(60)	(391,774)	(472,341)
(5,514)	(5,339)	(2,037)	(4,289)	(149,784)	(182,089)
(616,234)	(515,510)	(229,800)	(414,160)	(36,441,353)	(42,965,965)
(60,712)	(96,829)	(15,830)	(29,188)	(2,288,766)	(2,723,449)
(84,001)	(73,552)	(63,981)	(33,796)	(5,056,785)	(5,144,788)
(2,122,826)	(3,029,538)	(626,978)	(619,446)	(30,494,178)	(39,131,074)
—	—	—	—	—	—
825,802	2,601,236	118,983	322,235	(52,150,349)	(65,442,256)
(1,283,281)	3,550,635	(7,121)	732,584	(49,398,979)	(23,027,936)

12,181,402	8,630,767	5,175,047	4,442,463	389,291,120	412,319,056
$10,898,121	$12,181,402	$5,167,926	$5,175,047	$339,892,141	$389,291,120

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Money Market Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(642,674)	$(755,402)
Total realized gains (losses) on investments	—	—
Change in net unrealized appreciation or depreciation of investments	—	—
Net gains (losses) from investments	(642,674)	(755,402)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(642,674)	(755,402)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	59,310,934	57,849,237
Administration charges	(56,669)	(57,648)
Contingent sales charges	(62,585)	(78,725)
Contract terminations	(16,881,165)	(19,811,398)
Death benefit payments	(763,265)	(1,073,801)
Flexible withdrawal option payments	(950,260)	(1,140,987)
Transfers to other contracts	(45,804,649)	(45,340,272)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(5,207,659)	(9,653,594)
Total increase (decrease)	(5,850,333)	(10,408,996)

Net assets at beginning of period	55,230,360	65,639,356
Net assets at end of period	$49,380,027	$55,230,360

(1) Commenced operations May 18, 2015. See accompanying notes.

Money Market Class 2 Division		Neuberger Berman AMT Large Cap Value I Class Division		Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division (1)

2015	2014	2015	2014	2015

$(16,363)	$(268)	$(32,795)	$(40,048)	$(6,288)
—	—	647,348	396,207	(937)
—	—	(1,246,521)	65,815	(120,653)
(16,363)	(268)	(631,968)	421,974	(127,878)

—	—	—	—	—

(16,363)	(268)	(631,968)	421,974	(127,878)

7,489,988	294,359	571,136	1,006,877	3,003,327
(2,411)	(42)	(823)	(1,049)	(1,035)
(443)	—	(6,051)	(6,694)	(478)
(40,733)	—	(682,648)	(646,360)	(53,887)
—	—	(57,257)	(104,705)	—
(11,529)	—	(37,075)	(42,014)	(5,347)
(6,254,749)	(76,739)	(348,631)	(830,038)	(69,027)
—	—	—	—	—
1,180,123	217,578	(561,349)	(623,983)	2,873,553
1,163,760	217,310	(1,193,317)	(202,009)	2,745,675

217,310	—	5,241,195	5,443,204	—
$1,381,070	$217,310	$4,047,878	$5,241,195	$2,745,675

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Neuberger Berman AMT Socially Responsive I Class Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(51,414)	$(74,782)
Total realized gains (losses) on investments	1,046,464	1,076,131
Change in net unrealized appreciation or depreciation of investments	(1,096,068)	(496,844)
Net gains (losses) from investments	(101,018)	504,505

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(101,018)	504,505

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	779,432	1,111,514
Administration charges	(22,503)	(26,153)
Contingent sales charges	(3,946)	(7,665)
Contract terminations	(445,154)	(740,098)
Death benefit payments	(23,757)	(11,223)
Flexible withdrawal option payments	(130,187)	(119,842)
Transfers to other contracts	(1,052,798)	(2,072,490)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(898,913)	(1,865,957)
Total increase (decrease)	(999,931)	(1,361,452)

Net assets at beginning of period	6,077,273	7,438,725
Net assets at end of period	$5,077,342	$6,077,273

(1) Commenced operations May 18, 2015. See accompanying notes.

Oppenheimer Main Street Small Cap Service Shares Division		PIMCO All Asset Administrative Class Division		PIMCO All Asset Advisor Class Division (1)

2015	2014	2015	2014	2015

$(3,862)	$(3,783)	$88,731	$201,425	$(2)
56,688	93,385	(177,260)	(10,798)	(70)
(97,581)	(27,039)	(434,074)	(271,826)	(1)
(44,755)	62,563	(522,603)	(81,199)	(73)

—	—	—	—	—

(44,755)	62,563	(522,603)	(81,199)	(73)

207,404	426,860	579,848	1,666,391	5,676
(207)	(237)	(114)	(117)	—
(103)	(14)	(2,504)	(5,294)	—
(91,394)	(11,585)	(282,541)	(511,190)	—
—	—	—	(33,270)	—
(4,652)	(6,693)	(55,604)	(50,959)	—
(163,133)	(190,287)	(815,831)	(731,550)	(5,603)
—	—	—	—	—
(52,085)	218,044	(576,746)	334,011	73
(96,840)	280,607	(1,099,349)	252,812	—

658,213	377,606	5,246,587	4,993,775	—
$561,373	$658,213	$4,147,238	$5,246,587	$—

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

PIMCO Commodity Real Return Strategy M Class Division (1)

2015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(56)
Total realized gains (losses) on investments	(4)
Change in net unrealized appreciation or depreciation of investments	(1,681)
Net gains (losses) from investments	(1,741)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(1,741)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	14,300
Administration charges	—
Contingent sales charges	—
Contract terminations	—
Death benefit payments	—
Flexible withdrawal option payments	—
Transfers to other contracts	—
Annuity payments	—
Increase (decrease) in net assets from policy related transactions	14,300
Total increase (decrease)	12,559

Net assets at beginning of period	—
Net assets at end of period	$12,559

(1) Commenced operations May 18, 2015. See accompanying notes.

PIMCO High Yield Administrative Class Division		PIMCO Low Duration Advisor Class Division (1)	PIMCO Total Return Administrative Class Division

2015	2014	2015	2015	2014

$624,562	$604,355	$6,210	$991,318	$224,780
189,889	79,195	(20)	261,224	(18,070)
(1,327,188)	(431,109)	(7,503)	(1,527,726)	629,305
(512,737)	252,441	(1,313)	(275,184)	836,015

—	—	—	—	—

(512,737)	252,441	(1,313)	(275,184)	836,015

4,340,966	4,945,263	368,267	4,119,218	6,646,375
(1,456)	(1,212)	(11)	(3,232)	(3,119)
(11,674)	(11,530)	(4)	(19,235)	(27,784)
(1,316,009)	(1,113,259)	(454)	(2,168,399)	(2,682,587)
(11,238)	(195,708)	—	(84,142)	(474,172)
(197,776)	(176,766)	—	(318,089)	(286,408)
(2,649,159)	(1,888,293)	(5,753)	(3,343,233)	(5,965,401)
—	—	—	—	—
153,654	1,558,495	362,045	(1,817,112)	(2,793,096)
(359,083)	1,810,936	360,732	(2,092,296)	(1,957,081)

16,014,793	14,203,857	—	29,159,222	31,116,303
$15,655,710	$16,014,793	$360,732	$27,066,926	$29,159,222

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Principal Capital Appreciation Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(1,022,076)	$285,693
Total realized gains (losses) on investments	2,308,451	3,166,147
Change in net unrealized appreciation or depreciation of investments	(2,510,117)	(1,656,566)
Net gains (losses) from investments	(1,223,742)	1,795,274

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(1,223,742)	1,795,274

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	123,197,595	3,393,463
Administration charges	(213,072)	(1,388)
Contingent sales charges	(58,257)	(12,775)
Contract terminations	(8,995,555)	(1,236,387)
Death benefit payments	(770,561)	(226,076)
Flexible withdrawal option payments	(1,763,649)	(90,028)
Transfers to other contracts	(11,933,116)	(1,933,969)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	99,463,385	(107,160)
Total increase (decrease)	98,239,643	1,688,114

Net assets at beginning of period	18,505,464	16,817,350
Net assets at end of period	$116,745,107	$18,505,464

See accompanying notes.

Principal Capital Appreciation Class 2 Division		Principal LifeTime Strategic Income Class 1 Division		Principal LifeTime 2010 Class 1 Division

2015	2014	2015	2014	2015	2014

$(5,502)	$(192)	$136,386	$244,144	$238,776	$266,924
11,192	1	970,488	593,959	481,787	310,635
(12,067)	1,298	(1,507,441)	(133,715)	(1,445,646)	607,302
(6,377)	1,107	(400,567)	704,388	(725,083)	1,184,861

—	—	—	—	—	—

(6,377)	1,107	(400,567)	704,388	(725,083)	1,184,861

484,532	191,275	1,497,294	2,410,807	2,358,317	3,316,071
(591)	(10)	(54,103)	(64,619)	(113,584)	(133,752)
(162)	—	(13,564)	(10,780)	(26,688)	(20,977)
(14,898)	—	(2,314,975)	(1,451,603)	(3,394,795)	(2,927,568)
—	—	(112,974)	(389,106)	(128,430)	(286,246)
(1,099)	—	(789,084)	(913,567)	(1,182,374)	(1,205,714)
(21,544)	—	(2,475,326)	(2,952,774)	(2,009,050)	(3,177,576)
—	—	—	—	—	—
446,238	191,265	(4,262,732)	(3,371,642)	(4,496,604)	(4,435,762)
439,861	192,372	(4,663,299)	(2,667,254)	(5,221,687)	(3,250,901)

192,372	—	21,738,392	24,405,646	33,742,664	36,993,565
$632,233	$192,372	$17,075,093	$21,738,392	$28,520,977	$33,742,664

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Principal LifeTime 2020 Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,422,655	$1,323,135
Total realized gains (losses) on investments	8,189,270	7,170,238
Change in net unrealized appreciation or depreciation of investments	(12,413,841)	(1,951,174)
Net gains (losses) from investments	(2,801,916)	6,542,199

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(2,801,916)	6,542,199

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	14,036,904	16,927,771
Administration charges	(651,509)	(802,934)
Contingent sales charges	(98,472)	(163,496)
Contract terminations	(11,711,518)	(17,496,600)
Death benefit payments	(317,278)	(776,485)
Flexible withdrawal option payments	(3,718,001)	(3,685,547)
Transfers to other contracts	(20,715,435)	(32,943,639)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(23,175,309)	(38,940,930)
Total increase (decrease)	(25,977,225)	(32,398,731)

Net assets at beginning of period	143,694,951	176,093,682
Net assets at end of period	$117,717,726	$143,694,951

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal LifeTime 2020 Class 2 Division (1)	Principal LifeTime 2030 Class 1 Division		Principal LifeTime 2030 Class 2 Division (1)

2015	2015	2014	2015

$329	$775,408	$502,417	$87
728	5,488,994	13,481,878	197
(1,763)	(7,969,079)	(10,747,978)	(718)
(706)	(1,704,677)	3,236,317	(434)

—	—	—	—

(706)	(1,704,677)	3,236,317	(434)

16,250	7,389,783	4,769,941	17,838
—	(380,121)	(383,742)	(7)
—	(42,146)	(37,413)	—
—	(5,148,538)	(4,312,357)	—
—	(10,512)	(22,361)	—
—	(849,852)	(661,839)	(945)
(23)	(3,685,067)	(1,588,524)	(65)
—	—	—	—
16,227	(2,726,453)	(2,236,295)	16,821
15,521	(4,431,130)	1,000,022	16,387

—	73,233,074	72,233,052	—
$15,521	$68,801,944	$73,233,074	$16,387

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Principal LifeTime 2040 Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$137,407	$79,815
Total realized gains (losses) on investments	667,474	1,145,128
Change in net unrealized appreciation or depreciation of investments	(1,119,014)	(574,127)
Net gains (losses) from investments	(314,133)	650,816

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(314,133)	650,816

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,529,020	3,041,037
Administration charges	(5,328)	(5,266)
Contingent sales charges	(9,437)	(12,946)
Contract terminations	(1,147,112)	(1,310,814)
Death benefit payments	(4,435)	(77,304)
Flexible withdrawal option payments	(36,766)	(42,760)
Transfers to other contracts	(797,183)	(791,531)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(471,241)	800,416
Total increase (decrease)	(785,374)	1,451,232

Net assets at beginning of period	14,503,892	13,052,660
Net assets at end of period	$13,718,518	$14,503,892

(1) Commenced operations May 18, 2015. See accompanying notes.

Principal LifeTime 2040 Class 2 Division (1)	Principal LifeTime 2050 Class 1 Division		Principal LifeTime 2050 Class 2 Division (1)

2015	2015	2014	2015

$(1)	$94,705	$63,295	$407
—	529,944	921,620	1,000
(5)	(762,417)	(587,998)	(3,066)
(6)	(137,768)	396,917	(1,659)

—	—	—	—

(6)	(137,768)	396,917	(1,659)

500	2,294,787	1,389,803	27,110
—	(4,528)	(4,424)	—
—	(9,805)	(7,056)	—
—	(1,144,908)	(790,793)	—
—	—	(26,773)	—
—	(22,419)	(15,293)	—
—	(656,354)	(678,352)	—
—	—	—	—
500	456,773	(132,888)	27,110
494	319,005	264,029	25,451

—	8,617,890	8,353,861	—
$494	$8,936,895	$8,617,890	$25,451

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Real Estate Securities Class 1 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$97,294	$172,806
Total realized gains (losses) on investments	8,288,486	2,192,506
Change in net unrealized appreciation or depreciation of investments	(6,248,173)	19,163,492
Net gains (losses) from investments	2,137,607	21,528,804

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	2,137,607	21,528,804

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	13,293,791	15,004,806
Administration charges	(22,851)	(22,235)
Contingent sales charges	(34,200)	(36,790)
Contract terminations	(8,361,629)	(9,031,964)
Death benefit payments	(426,032)	(679,382)
Flexible withdrawal option payments	(856,904)	(798,019)
Transfers to other contracts	(12,325,219)	(10,430,931)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(8,733,044)	(5,994,515)
Total increase (decrease)	(6,595,437)	15,534,289

Net assets at beginning of period	87,932,182	72,397,893
Net assets at end of period	$81,336,745	$87,932,182

(1) Commenced operations May 18, 2015. See accompanying notes.

Real Estate Securities Class 2 Division		Rydex Basic Materials Division (1)	Rydex Commodities Strategy Division

2015	2014	2015	2015	2014

$8,160	$(150)	$—	$(477)	$(15)
41,861	585	—	(1,126)	(1)
(9,501)	1,926	—	(20,055)	(2,208)
40,520	2,361	—	(21,658)	(2,224)

—	—	—	—	—

40,520	2,361	—	(21,658)	(2,224)

1,727,261	178,553	—	88,462	13,597
(1,203)	(9)	—	(3)	—
(231)	—	—	—	—
(21,258)	—	—	—	—
—	—	—	—	—
(8,160)	—	—	—	—
(184,925)	—	—	(1,204)	—
—	—	—	—	—
1,511,484	178,544	—	87,255	13,597
1,552,004	180,905	—	65,597	11,373

180,905	—	—	11,373	—
$1,732,909	$180,905	$—	$76,970	$11,373

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Rydex NASDAQ 100 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(5,427)	$(101)
Total realized gains (losses) on investments	33,336	—
Change in net unrealized appreciation or depreciation of investments	(10,106)	(517)
Net gains (losses) from investments	17,803	(618)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	17,803	(618)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	575,850	97,933
Administration charges	(449)	—
Contingent sales charges	—	—
Contract terminations	—	—
Death benefit payments	—	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	(44,368)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	531,033	97,933
Total increase (decrease)	548,836	97,315

Net assets at beginning of period	97,315	—
Net assets at end of period	$646,151	$97,315

See accompanying notes.

SAM Balanced Portfolio Class 1 Division		SAM Balanced Portfolio Class 2 Division		SAM Conservative Balanced Portfolio Class 1 Division

2015	2014	2015	2014	2015	2014

$9,374,533	$8,811,345	$49,694	$(368)	$2,778,779	$2,634,239
70,461,519	137,083,803	208,051	1	11,687,839	22,680,728
(93,512,609)	(108,056,045)	(366,087)	(1,444)	(17,902,602)	(17,320,821)
(13,676,557)	37,839,103	(108,342)	(1,811)	(3,435,984)	7,994,146

—	—	—	—	—	—

(13,676,557)	37,839,103	(108,342)	(1,811)	(3,435,984)	7,994,146

42,878,760	41,302,687	4,642,656	636,008	16,191,319	22,652,606
(3,776,977)	(4,206,262)	(3,447)	(24)	(571,557)	(641,303)
(380,646)	(345,560)	(859)	—	(94,116)	(90,288)
(48,656,930)	(41,025,690)	(78,883)	—	(12,416,351)	(11,942,225)
(3,440,873)	(4,186,225)	—	—	(1,295,958)	(567,833)
(14,292,327)	(13,722,382)	(6,835)	—	(3,720,077)	(3,692,453)
(47,758,625)	(103,810,768)	(1,319,303)	—	(12,363,565)	(23,007,231)
—	—	—	—	—	—
(75,427,618)	(125,994,200)	3,233,329	635,984	(14,270,305)	(17,288,727)
(89,104,175)	(88,155,097)	3,124,987	634,173	(17,706,289)	(9,294,581)

687,747,541	775,902,638	634,173	—	168,581,522	177,876,103
$598,643,366	$687,747,541	$3,759,160	$634,173	$150,875,233	$168,581,522

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	SAM Conservative Balanced Portfolio Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$46,338	$(139)
Total realized gains (losses) on investments	103,988	(1)
Change in net unrealized appreciation or depreciation of investments	(233,687)	(1,863)
Net gains (losses) from investments	(83,361)	(2,003)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(83,361)	(2,003)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,760,536	555,186
Administration charges	(2,797)	(24)
Contingent sales charges	(455)	—
Contract terminations	(41,814)	—
Death benefit payments	(585)	—
Flexible withdrawal option payments	—	—
Transfers to other contracts	(182,671)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	2,532,214	555,162
Total increase (decrease)	2,448,853	553,159

Net assets at beginning of period	553,159	—
Net assets at end of period	$3,002,012	$553,159

See accompanying notes.

SAM Conservative Growth Portfolio Class 1 Division		SAM Conservative Growth Portfolio Class 2 Division		SAM Flexible Income Portfolio Class 1 Division

2015	2014	2015	2014	2015	2014

$815,127	$334,889	$57,878	$(280)	$3,842,785	$3,993,760
9,839,282	14,937,808	304,267	—	6,275,169	15,166,292
(13,344,263)	(9,886,503)	(572,909)	(687)	(15,012,560)	(11,000,369)
(2,689,854)	5,386,194	(210,764)	(967)	(4,894,606)	8,159,683

—	—	—	—	—	—

(2,689,854)	5,386,194	(210,764)	(967)	(4,894,606)	8,159,683

18,126,551	19,065,877	5,570,624	459,694	24,992,192	30,551,547
(14,810)	(15,131)	(7,919)	(46)	(372,349)	(443,286)
(53,596)	(50,966)	(254)	—	(106,058)	(97,156)
(7,747,125)	(6,746,140)	(23,362)	—	(15,162,620)	(14,457,804)
(601,397)	(241,358)	(39,701)	—	(2,005,147)	(2,027,725)
(829,477)	(668,476)	(12,763)	—	(4,139,297)	(3,936,033)
(6,989,428)	(4,614,487)	(184,260)	(28,316)	(12,902,231)	(18,150,196)
—	—	—	—	—	—
1,890,718	6,729,319	5,302,365	431,332	(9,695,510)	(8,560,653)
(799,136)	12,115,513	5,091,601	430,365	(14,590,116)	(400,970)

101,757,493	89,641,980	430,365	—	185,235,460	185,636,430
$100,958,357	$101,757,493	$5,521,966	$430,365	$170,645,344	$185,235,460

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	SAM Flexible Income Portfolio Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$84,382	$(318)
Total realized gains (losses) on investments	99,759	(1)
Change in net unrealized appreciation or depreciation of investments	(331,837)	1,281
Net gains (losses) from investments	(147,696)	962

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(147,696)	962

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	6,447,810	417,182
Administration charges	(3,593)	(15)
Contingent sales charges	(1,665)	—
Contract terminations	(153,011)	—
Death benefit payments	(1,173)	—
Flexible withdrawal option payments	(93,579)	—
Transfers to other contracts	(2,044,130)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	4,150,659	417,167
Total increase (decrease)	4,002,963	418,129

Net assets at beginning of period	418,129	—
Net assets at end of period	$4,421,092	$418,129

See accompanying notes.

SAM Strategic Growth Portfolio Class 1 Division		SAM Strategic Growth Portfolio Class 2 Division		Short-Term Income Class 1 Division

2015	2014	2015	2014	2015	2014

$500,409	$13,463	$15,968	$(473)	$1,407,417	$327,505
7,225,423	12,334,413	93,791	(3)	534,051	997,364
(9,852,418)	(8,132,619)	(183,660)	(1,140)	(2,714,781)	(890,451)
(2,126,586)	4,215,257	(73,901)	(1,616)	(773,313)	434,418

—	—	—	—	—	—

(2,126,586)	4,215,257	(73,901)	(1,616)	(773,313)	434,418

13,546,079	12,760,354	1,830,809	654,126	18,193,280	31,531,632
(12,400)	(11,823)	(954)	(31)	(451,497)	(550,115)
(39,721)	(33,416)	(640)	—	(95,995)	(135,202)
(5,255,487)	(4,951,685)	(58,837)	—	(12,627,559)	(16,659,536)
(154,270)	(133,544)	—	—	(1,214,866)	(957,367)
(362,685)	(298,078)	(14,625)	—	(3,796,702)	(4,059,124)
(4,794,550)	(3,229,092)	(655,616)	(28,352)	(22,332,953)	(31,209,003)
—	—	—	—	—	—
2,926,966	4,102,716	1,100,137	625,743	(22,326,292)	(22,038,715)
800,380	8,317,973	1,026,236	624,127	(23,099,605)	(21,604,297)

65,972,384	57,654,411	624,127	—	131,611,548	153,215,845
$66,772,764	$65,972,384	$1,650,363	$624,127	$108,511,943	$131,611,548

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Short-Term Income Class 2 Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$13,364	$(51)
Total realized gains (losses) on investments	(4,694)	—
Change in net unrealized appreciation or depreciation of investments	(16,114)	(77)
Net gains (losses) from investments	(7,444)	(128)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(7,444)	(128)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,175,305	93,765
Administration charges	(791)	(8)
Contingent sales charges	(64)	—
Contract terminations	(5,926)	—
Death benefit payments	—	—
Flexible withdrawal option payments	(2,223)	—
Transfers to other contracts	(477,740)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	688,561	93,757
Total increase (decrease)	681,117	93,629

Net assets at beginning of period	93,629	—
Net assets at end of period	$774,746	$93,629

(1) Commenced operations April 17, 2015. See accompanying notes.

SmallCap Blend Class 1 Division		SmallCap Blend Class 2 Division (1)	T. Rowe Price Blue Chip Growth Portfolio II Division

2015	2014	2015	2015	2014

$(1,263,962)	$(313,244)	$(5,342)	$(212,519)	$(180,328)
7,858,943	3,178,158	20,966	934,600	994,904
(13,749,436)	(1,699,886)	(80,039)	456,116	49,729
(7,154,455)	1,165,028	(64,415)	1,178,197	864,305

—	—	—	—	—

(7,154,455)	1,165,028	(64,415)	1,178,197	864,305

110,159,536	4,816,866	900,333	6,962,887	3,421,556
(107,433)	(5,073)	(714)	(23,065)	(26,832)
(42,982)	(4,823)	(50)	(8,657)	(6,035)
(9,480,406)	(3,694,446)	(4,580)	(976,660)	(582,701)
(539,136)	(191,768)	—	(63,287)	(60,017)
(1,340,187)	(374,693)	(15,360)	(150,007)	(129,539)
(8,564,730)	(2,827,031)	(30,124)	(2,548,485)	(2,324,302)
—	—	—	—	—
90,084,662	(2,280,968)	849,505	3,192,726	292,130
82,930,207	(1,115,940)	785,090	4,370,923	1,156,435

33,528,364	34,644,304	—	12,612,679	11,456,244
$116,458,571	$33,528,364	$785,090	$16,983,602	$12,612,679

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	T. Rowe Price Health Sciences Portfolio II Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(525,062)	$(379,627)
Total realized gains (losses) on investments	5,814,462	4,632,533
Change in net unrealized appreciation or depreciation of investments	(2,151,210)	2,222,956
Net gains (losses) from investments	3,138,190	6,475,862

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	3,138,190	6,475,862

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	13,496,896	11,371,091
Administration charges	(15,884)	(16,773)
Contingent sales charges	(29,482)	(14,216)
Contract terminations	(3,326,062)	(1,372,608)
Death benefit payments	(272,554)	(134,766)
Flexible withdrawal option payments	(261,586)	(193,971)
Transfers to other contracts	(7,433,937)	(7,400,018)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	2,157,391	2,238,739
Total increase (decrease)	5,295,581	8,714,601

Net assets at beginning of period	30,107,162	21,392,561
Net assets at end of period	$35,402,743	$30,107,162

(1) Commenced operations May 18, 2015. See accompanying notes.

Templeton Global Bond VIP Class 4 Division		Templeton Growth VIP Class 2 Division		The Merger Fund Division (1)

2015	2014	2015	2014	2015

$36,764	$(70)	$17,068	$5,052	$—
(6,152)	(1)	6,034	21,912	—
(82,235)	(788)	(95,558)	(61,483)	—
(51,623)	(859)	(72,456)	(34,519)	—

—	—	—	—	—

(51,623)	(859)	(72,456)	(34,519)	—

1,158,444	68,416	51,714	52,531	—
(501)	(3)	—	—	—
(769)	—	(54)	(142)	—
(86,222)	—	(47,158)	(76,572)	—
—	—	—	(31,267)	—
—	—	(10,344)	(12,689)	—
(14,755)	—	(12,545)	(8,405)	—
—	—	—	—	—
1,056,197	68,413	(18,387)	(76,544)	—
1,004,574	67,554	(90,843)	(111,063)	—

67,554	—	960,023	1,071,086	—
$1,072,128	$67,554	$869,180	$960,023	$—

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2015 and 2014, except as noted

	Van Eck Global Hard Assets Class S Division

	2015	2014
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(93,535)	$(126,962)
Total realized gains (losses) on investments	(526,299)	(449,127)
Change in net unrealized appreciation or depreciation of investments	(1,919,469)	(1,185,645)
Net gains (losses) from investments	(2,539,303)	(1,761,734)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(2,539,303)	(1,761,734)

Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,415,914	3,163,554
Administration charges	(480)	(574)
Contingent sales charges	(2,588)	(4,814)
Contract terminations	(325,524)	(612,679)
Death benefit payments	(23,712)	(39,541)
Flexible withdrawal option payments	(46,402)	(79,453)
Transfers to other contracts	(1,437,952)	(2,462,866)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	579,256	(36,373)
Total increase (decrease)	(1,960,047)	(1,798,107)

Net assets at beginning of period	7,087,059	8,885,166
Net assets at end of period	$5,127,012	$7,087,059

See accompanying notes.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

1. Nature of Operations and Significant Accounting Policies

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2015, contractholder investment options include the following open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1 (1):
Balanced Account
Bond & Mortgage Securities Account
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
Income Account (10)
International Emerging Markets Account
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap Value Account
MidCap Account
Money Market Account
Principal Capital Appreciation Account
Principal LifeTime Strategic Income Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Blend Account
Strategic Asset Management (“SAM”) Balanced Portfolio
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio
Strategic Asset Management (“SAM”) Conservative Growth Portfolio
Strategic Asset Management (“SAM”) Flexible Income Portfolio
Strategic Asset Management (“SAM”) Strategic Growth Portfolio

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

Principal Variable Contracts Funds, Inc. – Class 2 (1):
Bond & Mortgage Securities Account (10)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account (5)
Diversified Growth Account
Diversified Growth Managed Volatility Account (5)
Diversified Income Account (3)
Diversified International Account (8)
Equity Income Account (8)
Government & High Quality Bond Account (8)
Income Account (10)
International Emerging Markets Account (10)
LargeCap Growth Account (8)
LargeCap Growth I Account (10)
LargeCap S&P 500 Index Account (10)
LargeCap Value Account (10)
Money Market Account (8)
Principal Capital Appreciation Account (8)
Principal LifeTime 2020 Account (10)
Principal LifeTime 2030 Account (10)
Principal LifeTime 2040 Account (10)
Principal LifeTime 2050 Account (10)
Real Estate Securities Account (8)
SmallCap Blend Account (9)
Short-Term Income Account (8)
Strategic Asset Management (“SAM”) Balanced Portfolio (8)
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio (8)
Strategic Asset Management (“SAM”) Conservative Growth Portfolio (8)
Strategic Asset Management (“SAM”) Flexible Income Portfolio (8)
Strategic Asset Management (“SAM”) Strategic Growth Portfolio (8)
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A (4)
Alps/Red Rocks Listed Private Equity – Class III (10)
American Century Investments®:
VP Capital Appreciation – Class I (6)
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP MidCap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

American Funds Insurance Series:
Asset Allocation Fund – Class 4 (10)
Blue Chip Income and Growth Fund – Class 4 (8)
Global Small Capitalization Fund – Class 2 (7)
Global Small Capitalization Fund – Class 4 (8)
High-Income Bond – Class 2 (7)
Managed Risk Asset Allocation Fund – Class P2 (8)
Managed Risk Growth Fund – Class P2 (8)
Managed Risk International Fund – Class P2 (8)
New World Fund – Class 2 (7)
New World Fund – Class 4 (8)
BlackRock:
Global Allocation – Class III (10)
iShares Alternative Strategies – Class III (10)
iShares Dynamic Allocation – Class III (10)
iShares Dynamic Fixed Income – Class III (10)
iShares Equity Appreciation – Class III (10)
Value Opportunities – Class III (10)
Calvert Investment:
VP EAFE International Index – Class F (8)
VP Russell 2000 Small Cap Index Portfolio – Class F (8)
VP S&P MidCap 400 Index Portfolio – Class F (8)
ClearBridge Variable Small Cap Growth Portfolio Class II (10)
Columbia Variable Portfolio:
Limited Duration Credit – Class 2 (10)
Small Cap Value – Class 2 (10)
Delaware Limited Term Diversified Income Series – Service Class (10)
Delaware Small Cap Value Series – Service Class (4)
Deutsche Funds:
Alternative Asset Allocation VIP – Class B (8) (11)
Equity 500 Index VIP – Class B2 (8) (12)
Small Mid Cap Value VIP – Class B (4) (13)
Dreyfus Investment Portfolios:
MidCap Stock – Service Shares (10)
Technology Growth Portfolio – Service Shares
Fidelity® Variable Insurance Products Fund:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class (7)
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Global Real Estate VIP Fund – Class 2 (8)
Rising Dividends VIP Fund – Class 4 (8)
Small Cap Value VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 4 (8)
Templeton Growth VIP Fund – Class 2

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares (8)
Multi-Strategy Alternatives Portfolio – Service Shares (10)
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares (8)
Guggenheim Investments:
Floating Rate Strategies – Series F (8)
Global Managed Futures Strategy (8)
Long Short Equity Fund (8)
Macro Opportunities – Series M (8)
Multi-Hedge Strategies (8)
Invesco Variable Insurance Fund:
American Franchise – Series I Shares (2)
Balanced-Risk Allocation – Series II Shares (8)
Core Equity Fund – Series I Shares
Global Health Care Fund – Series I Shares
Global Health Care Fund – Series II Shares (8)
International Growth Fund – Series I Shares
International Growth Fund – Series II Shares (8)
MidCap Growth – Series I Shares (2)
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Value Opportunities – Series I Shares
Janus Aspen Series:
Janus Aspen Series Enterprise Portfolio – Service Shares
Janus Aspen Series Flexible Bond Portfolio – Service Shares (8)
MFS® Variable Insurance Trust:
International Value – Service Class (8)
New Discovery – Service Class (4)
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Large Cap Value Portfolio – Class I Shares
Mid-Cap Growth Portfolio – Class S Shares (10)
Socially Responsive Portfolio – Class I Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares (4)
PIMCO Variable Insurance Trust:
All Asset Portfolio Administrative Class
All Asset Portfolio Advisor Class (10)
Commodity Real Return Strategy M Class Division (10)
High Yield Portfolio Administrative Class
Low Duration Advisor Class Division (10)
Total Return Portfolio Administrative Class
Rydex Funds:
Basic Materials (10)
Commodities Strategy (8)
NASDAQ 100 (8)

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund (10)
Van Eck VIP Trust:
Global Hard Assets Fund –Class S Shares

(1)    Organized by Principal Life Insurance Company.

(2)	Commencement of operations, April 27, 2012.

(3)	Commencement of operations, May 21, 2012.

(4)	Commencement of operations, May 20, 2013.

(5)	Commencement of operations, December 2, 2013

(6)	Commencement of operations, April 24, 2014.

(7)	Commencement of operations, May 17, 2014.

(8)	Commencement of operations, November 10, 2014.

(9)	Commencement of operations, April 17, 2015.

(10)	Commencement of operations, May 18, 2015.
(11) Represented the operations of DWS Alternative Asset Allocation Class B Division until May 18, 2015.
(12) Represented the operations of DWS Equity 500 Index Class B2 Division until May 18, 2015.
(13) Represented the operations of DWS Small Mid Cap Value Class B Division until May 18, 2015.

Commencement of operations date is the date that the division became available to contractholders.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

During 2015, the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidation Subaccount	Reinvested Subaccount	Transferred Assets
April 17, 2015	LargeCap Blend II Class 1 Division	Principal Capital Appreciation Class 1 Division	$118,690,704
November 6, 2015	Neuberger Berman AMT Small-Cap Growth S Class Division	Neuberger Berman AMT Mid Cap Growth Portfolio S Class Division	3,087,692
April 17, 2015	SmallCap Growth II Class 1 Division	SmallCap Blend Class 1 Division	30,427,185
April 17, 2015	SmallCap Growth II Class 2 Division	SmallCap Blend Class 2 Division	6,829
April 17, 2015	SmallCap Value I Class 1 Division	SmallCap Blend Class 1 Division	72,971,660
April 17, 2015	SmallCap Value I Class 2 Division	SmallCap Blend Class 2 Division	30,106

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Bankers Flexible Annuity; Pension Builder Plus; Pension Builder Plus-Rollover IRA; Personal Variable; Premier Variable; Principal Freedom Variable Annuity; Principal Freedom Variable Annuity 2; The Principal Variable Annuity; The Principal Variable Annuity with Purchase Payment Credit Rider; Principal Investment Plus Variable Annuity; Principal Investment Plus Variable Annuity with Premium Payment Credit Rider; Principal Lifetime Income Solutions; The Principal Pivot Series Variable Annuity and The Principal Pivot Series Variable Annuity with Liquidity Max Rider. Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2015. Net realized gains and losses on sales of investments are determined on the basis of the first-in, first-out (“FIFO”) method. Dividends are taken into income on an accrual basis as of the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus – Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.0% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7.0% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant’s investment account values and the number of participants under the retirement plan and their participant investment account value.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

Principal Freedom Variable Annuity – Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees that it will not exceed 1.25% per year. A surrender charge up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal Freedom Variable Annuity 2 – Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees that it will not exceed 1.25% per year. A surrender charge up to 3.0% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

The Principal Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.0% from withdrawals made during the first eight years.

The Principal Investment Plus Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2.0% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.0% from withdrawals made during the first eight years.

Principal Lifetime Income SolutionsSM Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

The Principal Pivot Series Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.00% of the asset value of each contract. A surrender charge of up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2.0% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional liquidity max rider, which charges an annual rate of 0.25%. For electing participants, the rider is deducted from the daily unit value.

During the year ended December 31, 2015, management fees were paid indirectly to Principal Management Corporation (“Manager”) (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are computed on an annual rate of 0.03% of each of the Principal LifeTime Accounts’ average daily net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

The annual rates used in this calculation for each of the other Accounts are as shown in the following tables.

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Over $400
Balanced Account	0.60%	0.55%	0.50%	0.45%	0.40%
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Over $1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

	Net Assets of Accounts						Net Assets of Accounts
	(in millions)						(in millions)
	First $500	Next $500	Next $1 billion	Next $1 billion	Over $3 billion		First $500	Over $500
Principal Capital
LargeCap Growth						Appreciation
Account	0.68%	0.63%	0.61%	0.56%	0.51%	Account	0.625%	0.500%

	Net Assets of Accounts			Net Assets of Accounts
	First $2 billion	Over $2 billion		First $200	Next $300	Over $500
Government & High Quality
Bond Account	0.50%	0.45%	Short-Term Income Account	0.50%	0.45%	0.40%
Income Account	0.50%	0.45%

All Net Assets
Diversified Balanced Account	0.05%
Diversified Balanced Managed Volatility Account	0.05
Diversified Growth Account	0.05
Diversified Growth Managed Volatility Account	0.05
Diversified Income Account	0.05
LargeCap S&P 500 Index Account	0.25

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain of the Separate Accounts through the period ended April 30, 2016. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

LargeCap Growth Account I	0.016%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

The Manager has contractually agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make) for certain classes of shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2015 through December 31, 2015
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	0.31%	April 30, 2016
Diversified Growth Managed Volatility Account	N/A	0.31	April 30, 2016

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2016.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	0.31%
Diversified Growth Account	0.31
Diversified Income Account	0.31

In addition, the Manager has voluntarily agreed to limit the Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2015:

	2015
Division:	Purchases	Sales

AllianceBernstein Small Cap Growth Class A Division:
Principal Investment Plus Variable Annuity	$1,443,718	$853,858
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	41,664	405,074

AllianceBernstein Small/Mid Cap Value Class A Division:
The Principal Variable Annuity	$144,263	$86,270
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,363,109	417,779
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	285,030	221,463

Alps/Red Rocks Listed Private Equity Class III Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	24,773	99

American Century VP Capital Appreciation Class I Division:
Principal Investment Plus Variable Annuity	$755,910	$471,878
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	59,759	329,826

American Century VP Income & Growth Class I Division:
Principal Freedom Variable Annuity	$402,781	$429,193
Principal Freedom Variable Annuity 2	10,289	31,458
The Principal Variable Annuity	1,427,319	2,110,021
The Principal Variable Annuity with Purchase Payment Credit Rider	—	3,609

American Century VP Inflation Protection Class II Division:
Principal Investment Plus Variable Annuity	$9,594,649	$16,933,083
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	309,291	4,363,422
Principal Pivot Series Variable Annuity	28,610	11,068
Principal Pivot Series Variable Annuity with Liquidity Max Rider	29,364	4,492
The Principal Variable Annuity	66,970	1,243
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

American Century VP MidCap Value Class II Division:
The Principal Variable Annuity	$403,181	$669,379
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	2,077,900	482,458
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	376,840	141,140

American Century VP Ultra Class I Division:
The Principal Variable Annuity	$932,598	$840,963
The Principal Variable Annuity with Purchase Payment Credit Rider	—	32,193

American Century VP Ultra Class II Division:
Principal Investment Plus Variable Annuity	$8,536,645	$12,259,318
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	402,155	3,625,746

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015
Division:	Purchases	Sales
American Century VP Value Class II Division:
The Principal Variable Annuity	$1,054,770	$3,040,205
The Principal Variable Annuity with Purchase Payment Credit Rider	181	61,551
Principal Pivot Series Variable Annuity	100,865	921
Principal Pivot Series Variable Annuity with Liquidity Max Rider	225,796	9,329

American Funds Insurance Series Asset Allocation Fund Class 4 Division:
Principal Pivot Series Variable Annuity	$260,744	$1,144
Principal Pivot Series Variable Annuity with Liquidity Max Rider	548,696	254

American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division:
Principal Pivot Series Variable Annuity	$387,682	$2,334
Principal Pivot Series Variable Annuity with Liquidity Max Rider	623,429	74,523

American Funds Insurance Series Global Small Capitalization Fund Class 2 Division:
The Principal Variable Annuity	$580,722	$251,271
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	518,770	7,031
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,276	3,902

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division:
Principal Pivot Series Variable Annuity	$62,875	$9,227
Principal Pivot Series Variable Annuity with Liquidity Max Rider	86,346	3,860

American Funds Insurance Series High-Income Bond Class 2 Division:
The Principal Variable Annuity	$536,799	$328,779
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division:
Principal Pivot Series Variable Annuity	$50,459	$31,309
Principal Pivot Series Variable Annuity with Liquidity Max Rider	45,547	230

American Funds Insurance Series Managed Risk Growth Fund Class P2 Division:
Principal Pivot Series Variable Annuity	$47,766	$2,404
Principal Pivot Series Variable Annuity with Liquidity Max Rider	76,883	1,654

American Funds Insurance Series Managed Risk International Fund Class P2 Division:
Principal Pivot Series Variable Annuity	$11,626	$405
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11,588	292

American Funds Insurance Series New World Fund Class 2 Division:
The Principal Variable Annuity	$171,019	$61,100
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	234,316	22,910
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,226	2,206

American Funds Insurance Series New World Fund Class 4 Division:
Principal Pivot Series Variable Annuity	$216,438	$11,984
Principal Pivot Series Variable Annuity with Liquidity Max Rider	180,754	7,454

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015
Division:	Purchases	Sales
Balanced Class 1 Division:
Personal Variable	$93,216	$25,792
Premier Variable	904,905	1,355,525
The Principal Variable Annuity	2,968,374	4,921,527
The Principal Variable Annuity with Purchase Payment Credit Rider	—	55,776

BlackRock Global Allocation Class III Division:
The Principal Variable Annuity	$64,304	$332
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	432,335	6,469
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,197	—
Principal Pivot Series Variable Annuity	4,324	190
Principal Pivot Series Variable Annuity with Liquidity Max Rider	59,338	—

BlackRock iShares Alternative Strategies Class III Division:
The Principal Variable Annuity	$36,731	$59
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	168,022	87,243
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,600	—
Principal Pivot Series Variable Annuity	—	22
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,199	—

BlackRock iShares Dynamic Allocation Class III Division:
The Principal Variable Annuity	$—	$—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	28,795	184
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	33,843	—
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

BlackRock iShares Dynamic Fixed Income Class III Division:
The Principal Variable Annuity	$36,292	$14,497
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	92,908	1,404
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	617	11

BlackRock iShares Equity Appreciation Class III Division:
The Principal Variable Annuity	$3,301	$19
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	69,136	315
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	40,481	—
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,794	34

BlackRock Value Opportunities Class III Division:
Principal Pivot Series Variable Annuity	$—	$2
Principal Pivot Series Variable Annuity with Liquidity Max Rider	903	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015
Division:	Purchases	Sales
Bond & Mortgage Securities Class 1 Division:
Personal Variable	$27,141	$38,236
Premier Variable	704,216	1,418,559
Principal Freedom Variable Annuity	342,237	827,939
Principal Freedom Variable Annuity 2	19,471	43,469
The Principal Variable Annuity	4,712,325	13,261,544
The Principal Variable Annuity with Purchase Payment Credit Rider	4,755	249,487
Principal Investment Plus Variable Annuity	13,967,036	23,587,422
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,222,013	7,548,985

Bond & Mortgage Securities Class 2 Division:
Principal Pivot Series Variable Annuity	$20,256	$20,114
Principal Pivot Series Variable Annuity with Liquidity Max Rider	19,409	316

Calvert EAFE International Index Class F Division:
Principal Pivot Series Variable Annuity	$3,900	$66
Principal Pivot Series Variable Annuity with Liquidity Max Rider	6,496	135

Calvert Russell 2000 Small Cap Index Class F Division:
Principal Pivot Series Variable Annuity	$75,584	$3,843
Principal Pivot Series Variable Annuity with Liquidity Max Rider	22,362	1,622

Calvert S&P MidCap 400 Index Class F Division:
Principal Pivot Series Variable Annuity	$278,298	$9,860
Principal Pivot Series Variable Annuity with Liquidity Max Rider	270,883	51,651

ClearBridge Small Cap Growth Series II Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9,106	54

Columbia Limited Duration Credit Class 2 Division:
The Principal Variable Annuity	$54,350	$1,231
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	72,589	1,647
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,090	—
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11,239	340

Columbia Small Cap Value Class 2 Division:
Principal Pivot Series Variable Annuity	$1,083	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	85,164	1,541

Delaware Limited Term Diversified Income Service Class Division:
The Principal Variable Annuity	$69,319	$294
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	137,257	3,284
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	13,365	—
Principal Pivot Series Variable Annuity	—	55
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11,665	—

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
Delaware Small Cap Value Service Class Division:
The Principal Variable Annuity	$24,615	$34,367
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,722
Principal Investment Plus Variable Annuity	523,659	225,556
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	158,841	9,639

Deutsche Alternative Asset Allocation Class B Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	43,087	1,007

Deutsche Equity 500 Index Class B2 Division:
Principal Pivot Series Variable Annuity	$298,800	$8,254
Principal Pivot Series Variable Annuity with Liquidity Max Rider	395,949	35,144

Deutsche Small Mid Cap Value Class B Division:
The Principal Variable Annuity	$29,707	$24,888
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	401,477	107,138
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	21,446	3,137
Principal Pivot Series Variable Annuity	18,526	325
Principal Pivot Series Variable Annuity with Liquidity Max Rider	99,834	3,468

Diversified Balanced Class 2 Division:
Principal Investment Plus Variable Annuity	$154,479,687	$118,225,094
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,841,087	8,632,702
Principal Lifetime Income Solutions	932,294	2,921,324
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Diversified Balanced Managed Volatility Class 2 Division:
The Principal Variable Annuity	$6,998	$23
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	66,974,309	22,741,506
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,846,881	1,262,585
Principal Lifetime Income Solutions	11,672,407	2,633,244
Principal Pivot Series Variable Annuity	170,843	568
Principal Pivot Series Variable Annuity with Liquidity Max Rider	309,842	66,575

Diversified Growth Class 2 Division:
Principal Investment Plus Variable Annuity	$642,720,696	$261,773,720
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	34,583,216	23,449,077
Principal Lifetime Income Solutions	1,587,013	2,793,880
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Diversified Growth Managed Volatility Class 2 Division:
The Principal Variable Annuity	$—	$—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	114,703,352	25,632,071
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,385,434	1,334,786
Principal Lifetime Income Solutions	9,744,388	1,728,367
Principal Pivot Series Variable Annuity	285,633	3,946
Principal Pivot Series Variable Annuity with Liquidity Max Rider	31,381	2,023

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
Diversified Income Class 2 Division:
Principal Investment Plus Variable Annuity	$81,226,231	$48,288,717
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,608,167	3,658,809
Principal Lifetime Income Solutions	970,669	995,922

Diversified International Class 1 Division:
Personal Variable	$41,505	$70,248
Premier Variable	975,630	1,409,834
Principal Freedom Variable Annuity	289,516	331,162
Principal Freedom Variable Annuity 2	28,728	113,323
The Principal Variable Annuity	6,693,146	15,668,016
The Principal Variable Annuity with Purchase Payment Credit Rider	2,439	360,225
Principal Investment Plus Variable Annuity	9,644,893	10,464,192
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	699,392	4,349,411

Diversified International Class 2 Division:
Principal Pivot Series Variable Annuity	$126,252	$15,336
Principal Pivot Series Variable Annuity with Liquidity Max Rider	101,331	10,384

Dreyfus IP MidCap Stock Service Shares Division:
Principal Pivot Series Variable Annuity	$19,788	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	25,181	1,189

Dreyfus Investment Portfolio Technology Growth Service Shares Division:
Principal Investment Plus Variable Annuity	$2,322,853	$811,999
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	231,839	326,366

Equity Income Class 1 Division:
Premier Variable	$95,159	$83,112
The Principal Variable Annuity	3,496,140	9,962,393
The Principal Variable Annuity with Purchase Payment Credit Rider	188	177,145
Principal Investment Plus Variable Annuity	26,899,596	44,197,750
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,475,052	14,480,407

Equity Income Class 2 Division:
Principal Pivot Series Variable Annuity	$435,135	$23,708
Principal Pivot Series Variable Annuity with Liquidity Max Rider	623,710	36,414

Fidelity VIP Contrafund Service Class Division:
The Principal Variable Annuity	$6,206,194	$7,663,453
The Principal Variable Annuity with Purchase Payment Credit Rider	—	238,576

Fidelity VIP Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	$13,231,559	$11,539,853
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,226,560	3,438,570
Principal Pivot Series Variable Annuity	594,844	37,393
Principal Pivot Series Variable Annuity with Liquidity Max Rider	728,937	80,901

Fidelity VIP Equity-Income Service Class 2 Division:
The Principal Variable Annuity	$3,965,592	$4,671,925
The Principal Variable Annuity with Purchase Payment Credit Rider	572	167,008
Principal Investment Plus Variable Annuity	3,120,918	2,020,860
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	321,541	777,072

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	$1,276,597	$2,779,543
The Principal Variable Annuity with Purchase Payment Credit Rider	—	32,021

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	$2,777,563	$1,744,932
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	452,605	1,288,949

Fidelity VIP Mid Cap Service Class Division:
Principal Freedom Variable Annuity 2	$8,727	$690

Fidelity VIP Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	$5,739,364	$2,674,302
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	785,393	786,373
Principal Pivot Series Variable Annuity	544,697	60,047
Principal Pivot Series Variable Annuity with Liquidity Max Rider	425,948	56,533

Fidelity VIP Overseas Service Class 2 Division:
The Principal Variable Annuity	$184,966	$93,622
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	5,941,679	9,889,554
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	258,858	3,858,737
Principal Pivot Series Variable Annuity	63,115	3,501
Principal Pivot Series Variable Annuity with Liquidity Max Rider	64,115	5,408

Franklin Global Real Estate VIP Class 2 Division:
The Principal Variable Annuity	$64,165	$27,441
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	60,073	2,384
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,063	—
Principal Pivot Series Variable Annuity	211,453	6,834
Principal Pivot Series Variable Annuity with Liquidity Max Rider	194,327	23,258

Franklin Rising Dividends VIP Class 4 Division:
Principal Pivot Series Variable Annuity	$182,161	$6,133
Principal Pivot Series Variable Annuity with Liquidity Max Rider	304,684	24,942

Franklin Small Cap Value VIP Class 2 Division:
The Principal Variable Annuity	$139,396	$79,540
The Principal Variable Annuity with Purchase Payment Credit Rider	—	6,013
Principal Investment Plus Variable Annuity	796,855	676,898
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	353,691	86,633

Goldman Sachs VIT Mid Cap Value Institutional Shares Division:
The Principal Variable Annuity	$136,744	$76,254
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	3,809,574	3,402,446
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	316,063	1,642,696

Goldman Sachs VIT Mid Cap Value Service Shares Division:
Principal Pivot Series Variable Annuity	$160,803	$14,324
Principal Pivot Series Variable Annuity with Liquidity Max Rider	403,383	11,631

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division:
Principal Pivot Series Variable Annuity	$—	$51
Principal Pivot Series Variable Annuity with Liquidity Max Rider	12,766	—

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
The Principal Variable Annuity	$138,688	$123,939
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,683,045	1,273,625
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	53,115	298,350

Goldman Sachs VIT Small Cap Equity Insights Service Shares Division:
Principal Pivot Series Variable Annuity	$57,479	$4,549
Principal Pivot Series Variable Annuity with Liquidity Max Rider	70,494	88

Government & High Quality Bond Class 1 Division:
Pension Builder Plus	$2,001	$18,011
Pension Builder Plus – Rollover IRA	1,112	468
Personal Variable	23,742	53,838
Premier Variable	1,449,220	1,717,304
Principal Freedom Variable Annuity	287,466	351,164
Principal Freedom Variable Annuity 2	13,539	43,680
The Principal Variable Annuity	5,725,497	13,385,859
The Principal Variable Annuity with Purchase Payment Credit Rider	629	195,690
Principal Investment Plus Variable Annuity	8,805,731	14,457,009
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	576,663	3,018,505

Government & High Quality Bond Class 2 Division:
Principal Pivot Series Variable Annuity	$876,913	$49,877
Principal Pivot Series Variable Annuity with Liquidity Max Rider	211,066	19,951

Guggenheim Floating Rate Strategies Series F Division:
The Principal Variable Annuity	$201,074	$19,154
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	596,375	80,386
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	123,893	102,988
Principal Pivot Series Variable Annuity	67,161	39,180
Principal Pivot Series Variable Annuity with Liquidity Max Rider	57,058	3,891

Guggenheim Investments Global Managed Futures Strategy Division:
The Principal Variable Annuity	$9,211	$8,059
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	4,670	80
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—
Principal Pivot Series Variable Annuity	75,332	2,816
Principal Pivot Series Variable Annuity with Liquidity Max Rider	27,549	2,084

Guggenheim Investments Long Short Equity Division:
The Principal Variable Annuity	$59,426	$227
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	23,098	56
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,273	—
Principal Pivot Series Variable Annuity	6,680	7,201
Principal Pivot Series Variable Annuity with Liquidity Max Rider	56,247	6,640

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
Guggenheim Investments Multi-Hedge Strategies Division:
The Principal Variable Annuity	$16,275	$10,824
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	20,721	636
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—
Principal Pivot Series Variable Annuity	5,989	3,709
Principal Pivot Series Variable Annuity with Liquidity Max Rider	52,746	405

Guggenheim Macro Opportunities Series M Division:
The Principal Variable Annuity	$80,955	$214
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	29,562	171
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,391	—
Principal Pivot Series Variable Annuity	56,086	1,531
Principal Pivot Series Variable Annuity with Liquidity Max Rider	55,764	209

Income Class 1 Division:
The Principal Variable Annuity	$77,310	$1,472
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	522,010	15,329
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	16,123	—

Income Class 2 Division:
Principal Pivot Series Variable Annuity	$11,106	$10,896
Principal Pivot Series Variable Annuity with Liquidity Max Rider	18,017	1

International Emerging Markets Class 1 Division:
Premier Variable	$71,699	$45,147
The Principal Variable Annuity	2,737,690	5,292,467
The Principal Variable Annuity with Purchase Payment Credit Rider	905	265,895
Principal Investment Plus Variable Annuity	7,468,363	6,699,279
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	556,734	3,061,371

International Emerging Markets Class 2 Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	36,005	130

Invesco American Franchise Series I Division:
The Principal Variable Annuity	$315,689	$740,821
The Principal Variable Annuity with Purchase Payment Credit Rider	—	19,686

Invesco Balanced-Risk Allocation Series II Division:
Principal Pivot Series Variable Annuity	$28,755	$1,036
Principal Pivot Series Variable Annuity with Liquidity Max Rider	202,408	1,346

Invesco Core Equity Series I Division:
The Principal Variable Annuity	$2,970,509	$3,317,686
The Principal Variable Annuity with Purchase Payment Credit Rider	—	11,199

Invesco Global Health Care Series I Division:
The Principal Variable Annuity	$3,323,058	$2,971,760
The Principal Variable Annuity with Purchase Payment Credit Rider	—	75,444

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
Invesco Global Health Care Series II Division:
Principal Pivot Series Variable Annuity	$298,520	$20,117
Principal Pivot Series Variable Annuity with Liquidity Max Rider	692,980	115,610

Invesco International Growth Series I Division:
Principal Investment Plus Variable Annuity	$2,234,869	$2,028,899
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	239,526	302,763

Invesco International Growth Series II Division:
Principal Pivot Series Variable Annuity	$226,620	$11,731
Principal Pivot Series Variable Annuity with Liquidity Max Rider	218,635	5,158

Invesco Mid Cap Growth Series I Division:
The Principal Variable Annuity	$574,287	$388,574
The Principal Variable Annuity with Purchase Payment Credit Rider	—	53,862

Invesco Small Cap Equity Series I Division:
The Principal Variable Annuity	$901,375	$805,709
The Principal Variable Annuity with Purchase Payment Credit Rider	—	23,896
Principal Investment Plus Variable Annuity	1,857,531	1,104,969
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	386,920	414,378

Invesco Technology Series I Division:
The Principal Variable Annuity	$716,433	$895,042
The Principal Variable Annuity with Purchase Payment Credit Rider	—	25,034

Invesco Value Opportunities Series I Division:
Principal Investment Plus Variable Annuity	$1,192,704	$912,874
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	216,242	395,533

Janus Aspen Enterprise Service Shares Division:
The Principal Variable Annuity	$1,542,931	$1,462,176
The Principal Variable Annuity with Purchase Payment Credit Rider	—	76,700

Janus Aspen Flexible Bond Service Shares Division:
Principal Pivot Series Variable Annuity	$274,127	$9,309
Principal Pivot Series Variable Annuity with Liquidity Max Rider	495,602	14,447

LargeCap Growth Class 1 Division:
Personal Variable	$64,436	$73,923
Premier Variable	2,786,259	3,347,155
The Principal Variable Annuity	925,245	4,705,452
The Principal Variable Annuity with Purchase Payment Credit Rider	—	86,383
Principal Investment Plus Variable Annuity	1,860,211	3,010,171
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	217,213	1,063,692

LargeCap Growth Class 2 Division:
Principal Pivot Series Variable Annuity	$281,350	$52,933
Principal Pivot Series Variable Annuity with Liquidity Max Rider	207,026	1,415

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015
Division:	Purchases	Sales
LargeCap Growth I Class 1 Division:
Premier Variable	$189,802	$3,589
Principal Freedom Variable Annuity	421,374	127,553
Principal Freedom Variable Annuity 2	26,501	24,744
The Principal Variable Annuity	15,321,680	13,320,573
The Principal Variable Annuity with Purchase Payment Credit Rider	16,115	126,097
Principal Investment Plus Variable Annuity	5,865,719	2,970,562
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	391,819	980,704

LargeCap Growth I Class 2 Division:
Principal Pivot Series Variable Annuity	$435,654	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	128,329	2,161

LargeCap S&P 500 Index Class 1 Division:
Premier Variable	$210,579	$53,447
Principal Freedom Variable Annuity	295,154	1,037,646
Principal Freedom Variable Annuity 2	17,407	56,914
The Principal Variable Annuity	3,357,432	9,399,820
The Principal Variable Annuity with Purchase Payment Credit Rider	3,245	188,978
Principal Investment Plus Variable Annuity	10,087,877	10,070,242
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	940,522	2,814,185

LargeCap S&P 500 Index Class 2 Division:
Principal Pivot Series Variable Annuity	$32,347	$12
Principal Pivot Series Variable Annuity with Liquidity Max Rider	123,347	2,316

LargeCap Value Class 1 Division:
Bankers Flexible Annuity	$114,408	$17,823
Pension Builder Plus	269,393	158,384
Pension Builder Plus – Rollover IRA	26,100	29,166
Personal Variable	75,088	22,532
Premier Variable	1,642,413	2,192,694
Principal Freedom Variable Annuity	437,581	253,959
Principal Freedom Variable Annuity 2	101,795	24,870
The Principal Variable Annuity	8,165,167	8,781,520
The Principal Variable Annuity with Purchase Payment Credit Rider	—	33,944
Principal Investment Plus Variable Annuity	5,012,773	3,819,636
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	553,965	1,665,282

LargeCap Value Class 2 Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	10,789	66

MFS VIT International Value Service Class Division:
The Principal Variable Annuity	$408,520	$8,326
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	627,011	62,802
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	43,512	3,534
Principal Pivot Series Variable Annuity	274,542	15,167
Principal Pivot Series Variable Annuity with Liquidity Max Rider	301,974	46,317

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015
Division:	Purchases	Sales
MFS VIT New Discovery Service Class Division:
The Principal Variable Annuity	$362,206	$117,942
The Principal Variable Annuity with Purchase Payment Credit Rider	—	6,277
Principal Investment Plus Variable Annuity	351,885	230,020
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,179	4,362
Principal Pivot Series Variable Annuity	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	22,607	1,114

MFS VIT Utilities Service Class Division:
Principal Investment Plus Variable Annuity	$3,818,871	$2,136,439
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	363,833	816,000
Principal Pivot Series Variable Annuity	208,569	32,016
Principal Pivot Series Variable Annuity with Liquidity Max Rider	709,679	87,576

MFS VIT Value Service Class Division:
Principal Investment Plus Variable Annuity	$1,252,598	$770,297
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	216,245	244,019

MidCap Class 1 Division:
Personal Variable	$187,020	$119,187
Premier Variable	2,370,107	2,798,642
Principal Freedom Variable Annuity	1,198,894	921,381
Principal Freedom Variable Annuity 2	135,039	43,863
The Principal Variable Annuity	30,036,828	34,039,306
The Principal Variable Annuity with Purchase Payment Credit Rider	—	772,236
Principal Investment Plus Variable Annuity	27,630,282	31,366,561
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,550,827	9,726,178

Money Market Class 1 Division:
Pension Builder Plus	$1	$17,578
Pension Builder Plus – Rollover IRA	—	—
Personal Variable	96,230	68,309
Premier Variable	4,521,294	5,020,760
Principal Freedom Variable Annuity	49,015	364,099
Principal Freedom Variable Annuity 2	24,816	14,528
The Principal Variable Annuity	7,550,794	12,199,662
The Principal Variable Annuity with Purchase Payment Credit Rider	211,042	249,900
Principal Investment Plus Variable Annuity	39,681,647	39,683,023
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,176,111	7,418,680
Principal Lifetime Income Solutions	—	124,743

Money Market Class 2 Division:
Principal Pivot Series Variable Annuity	$1,681,947	$1,501,488
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,808,041	4,824,740

Neuberger Berman AMT Large Cap Value I Class Division:
Principal Investment Plus Variable Annuity	$943,608	$901,970
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,440	298,420

Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division:
Principal Investment Plus Variable Annuity	$2,674,076	$68,967
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	272,017	55,555
Principal Pivot Series Variable Annuity	30,777	11,530
Principal Pivot Series Variable Annuity with Liquidity Max Rider	28,963	10

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

	2015
Division:	Purchases	Sales
Neuberger Berman AMT Socially Responsive I Class Division:
Principal Investment Plus Variable Annuity	$1,239,817	$1,317,921
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	46,678	442,003

Oppenheimer Main Street Small Cap Service Shares Division:
The Principal Variable Annuity	$312,150	$265,886
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,800

PIMCO All Asset Administrative Class Division:
Principal Investment Plus Variable Annuity	$677,391	$992,269
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	63,428	236,564

PIMCO All Asset Advisor Class Division:
Principal Pivot Series Variable Annuity	$5,675	$5,605
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

PIMCO Commodity Real Return Strategy M Class Division:
Principal Pivot Series Variable Annuity	$2,970	$56
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11,330	—

PIMCO High Yield Administrative Class Division:
Principal Investment Plus Variable Annuity	$4,330,413	$3,555,296
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	263,892	811,093
Principal Pivot Series Variable Annuity	361,510	6,272
Principal Pivot Series Variable Annuity with Liquidity Max Rider	498,556	51,407

PIMCO Low Duration Advisor Class Division:
The Principal Variable Annuity	$2,691	$1,002
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	342,542	509
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,724	5,183
Principal Pivot Series Variable Annuity	11,641	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	13,537	186

PIMCO Total Return Administrative Class Division:
Principal Investment Plus Variable Annuity	$4,937,453	$5,389,995
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	328,393	933,749
Principal Pivot Series Variable Annuity	279,751	3,797
Principal Pivot Series Variable Annuity with Liquidity Max Rider	269,550	18,350

Principal Capital Appreciation Class 1 Division:
Principal Freedom Variable Annuity 2	$860	$4,224
The Principal Variable Annuity	41,631,362	4,952,512
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	75,753,433	15,088,491
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,285,142	5,018,434

Principal Capital Appreciation Class 2 Division:
Principal Pivot Series Variable Annuity	$135,860	$23,466
Principal Pivot Series Variable Annuity with Liquidity Max Rider	359,772	20,558

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015
Division:	Purchases	Sales
Principal LifeTime Strategic Income Class 1 Division:
Principal Freedom Variable Annuity 2	$3,197	$619,044
The Principal Variable Annuity	345,304	1,231,203
The Principal Variable Annuity with Purchase Payment Credit Rider	—	52,863
Principal Investment Plus Variable Annuity	1,535,075	3,427,954
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	30,718	709,576

Principal LifeTime 2010 Class 1 Division:
Principal Freedom Variable Annuity 2	$34,866	$404,164
The Principal Variable Annuity	131,712	406,439
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	2,639,209	5,681,149
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	228,938	800,799

Principal LifeTime 2020 Class 1 Division:
Principal Freedom Variable Annuity 2	$410,482	$438,112
The Principal Variable Annuity	542,828	797,217
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	21,297,060	27,222,311
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	911,085	10,630,341

Principal LifeTime 2020 Class 2 Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	17,409	113

Principal LifeTime 2030 Class 1 Division:
Principal Freedom Variable Annuity 2	$181,539	$407,741
The Principal Variable Annuity	539,790	497,687
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	10,517,889	8,078,588
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	644,996	2,183,742

Principal LifeTime 2030 Class 2 Division:
Principal Pivot Series Variable Annuity	$518	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	17,666	1,071

Principal LifeTime 2040 Class 1 Division:
Principal Freedom Variable Annuity 2	$22,166	$80,937
The Principal Variable Annuity	351,313	58,655
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	1,810,946	1,585,173
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	183,149	480,849

Principal LifeTime 2040 Class 2 Division:
Principal Pivot Series Variable Annuity	$500	$1
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Principal LifeTime 2050 Class 1 Division:
Principal Freedom Variable Annuity 2	$12,469	$1,623
The Principal Variable Annuity	28,071	123,222
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	2,812,267	1,382,177
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	52,474	456,283

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
Principal LifeTime 2050 Class 2 Division:
Principal Pivot Series Variable Annuity	$28,700	$166
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Real Estate Securities Class 1 Division:
Premier Variable	$140,970	$122,769
Principal Freedom Variable Annuity 2	16,712	36,687
The Principal Variable Annuity	5,382,306	11,547,129
The Principal Variable Annuity with Purchase Payment Credit Rider	—	269,491
Principal Investment Plus Variable Annuity	10,192,104	8,292,652
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,398,115	2,923,710

Real Estate Securities Class 2 Division:
Principal Pivot Series Variable Annuity	$836,760	$119,122
Principal Pivot Series Variable Annuity with Liquidity Max Rider	960,356	111,060

Rydex Basic Materials Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Rydex Commodities Strategy Division:
The Principal Variable Annuity	$26,612	$61
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	53,117	240
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—
Principal Pivot Series Variable Annuity	4,324	1,229
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,409	154

Rydex NASDAQ 100 Division:
Principal Pivot Series Variable Annuity	$181,203	$5,909
Principal Pivot Series Variable Annuity with Liquidity Max Rider	430,475	44,335

SAM Balanced Portfolio Class 1 Division:
Premier Variable	$186,985	$46,365
Principal Freedom Variable Annuity 2	606,995	224,488
The Principal Variable Annuity	12,118,754	12,271,112
The Principal Variable Annuity with Purchase Payment Credit Rider	—	432,943
Principal Investment Plus Variable Annuity	90,289,583	96,405,945
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,765,380	18,373,003

SAM Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$2,884,350	$1,181,074
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,057,096	257,068

SAM Conservative Balanced Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$97,240	$279,111
The Principal Variable Annuity	4,015,720	3,408,888
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	20,362,777	23,292,957
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,329,934	5,832,981

SAM Conservative Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$1,530,751	$69,976
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,407,928	181,431

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
SAM Conservative Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$217,574	$222,126
The Principal Variable Annuity	3,655,823	3,133,855
The Principal Variable Annuity with Purchase Payment Credit Rider	154,522	223,089
Principal Investment Plus Variable Annuity	20,034,117	9,711,690
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,039,372	4,470,741

SAM Conservative Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$4,777,530	$185,552
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,213,092	125,668

SAM Flexible Income Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$246,362	$82,906
The Principal Variable Annuity	5,265,373	7,235,686
The Principal Variable Annuity with Purchase Payment Credit Rider	—	77,176
Principal Investment Plus Variable Annuity	28,282,379	25,094,423
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,052,432	4,826,539

SAM Flexible Income Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$3,469,290	$2,055,882
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,191,860	280,749

SAM Strategic Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	$90,452	$23,761
The Principal Variable Annuity	1,282,571	1,511,000
The Principal Variable Annuity with Purchase Payment Credit Rider	—	10,639
Principal Investment Plus Variable Annuity	14,322,895	6,531,882
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,343,709	3,557,095

SAM Strategic Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	$1,570,995	$698,303
Principal Pivot Series Variable Annuity with Liquidity Max Rider	406,660	47,918

Short-Term Income Class 1 Division:
Principal Freedom Variable Annuity	$87,709	$185,282
Principal Freedom Variable Annuity 2	2,271	14,910
The Principal Variable Annuity	2,420,637	4,678,138
The Principal Variable Annuity with Purchase Payment Credit Rider	423	36,001
Principal Investment Plus Variable Annuity	17,888,791	30,185,881
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	891,685	7,110,180

Short-Term Income Class 2 Division:
Principal Pivot Series Variable Annuity	$801,139	$477,843
Principal Pivot Series Variable Annuity with Liquidity Max Rider	394,819	16,190

SmallCap Blend Class 1 Division:
Premier Variable	$503,727	$39,476
Principal Freedom Variable Annuity	1,348,022	516,625
Principal Freedom Variable Annuity 2	268,885	17,543
The Principal Variable Annuity	51,241,424	9,546,888
The Principal Variable Annuity with Purchase Payment Credit Rider	69,187	109,068
Principal Investment Plus Variable Annuity	54,003,527	8,346,386
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,727,648	2,842,526

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015
Division:	Purchases	Sales
SmallCap Blend Class 2 Division:
Principal Pivot Series Variable Annuity	$694,955	$29,098
Principal Pivot Series Variable Annuity with Liquidity Max Rider	228,511	27,532

T. Rowe Price Blue Chip Growth Portfolio II Division:
Principal Investment Plus Variable Annuity	$6,090,806	$3,014,821
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	872,081	967,859

T. Rowe Price Health Sciences Portfolio II Division:
Principal Investment Plus Variable Annuity	$14,392,317	$8,869,755
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,768,177	2,994,812

Templeton Global Bond VIP Class 4 Division:
The Principal Variable Annuity	$33,326	$319
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—
Principal Investment Plus Variable Annuity	325,807	85,753
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,703	—
Principal Pivot Series Variable Annuity	363,691	14,316
Principal Pivot Series Variable Annuity with Liquidity Max Rider	473,689	9,908

Templeton Growth VIP Class 2 Division:
Principal Freedom Variable Annuity	$76,905	$78,224

The Merger Fund Division:
Principal Pivot Series Variable Annuity	$—	$—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—

Van Eck Global Hard Assets Class S Division:
The Principal Variable Annuity	$371,216	$457,843
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,988
Principal Investment Plus Variable Annuity	1,439,783	1,133,938
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	388,898	325,390
Principal Pivot Series Variable Annuity	192,465	5,193
Principal Pivot Series Variable Annuity with Liquidity Max Rider	25,587	7,875

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
AllianceBernstein Small Cap Growth Class A Division:
Principal Investment Plus Variable Annuity	25,157	30,592	31,807	47,758
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	726	14,513	1,744	27,400

AllianceBernstein Small/Mid Cap Value Class A Division:
The Principal Variable Annuity	7,750	6,811	11,477	7,185
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	84,236	32,481	113,956	39,887
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,614	17,218	24,787	7,908

Alps/Red Rocks Listed Private Equity Class III Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,641	1	—	—

American Century VP Capital Appreciation Class I Division:
Principal Investment Plus Variable Annuity	52,558	39,919	230,626	31,775
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,155	27,902	74,933	32,480

American Century VP Income & Growth Class I Division:
Principal Freedom Variable Annuity	4,682	22,734	9,549	29,998
Principal Freedom Variable Annuity 2	19	1,875	3,953	478
The Principal Variable Annuity	20,639	116,918	24,011	126,769
The Principal Variable Annuity with Purchase Payment Credit Rider	—	200	78	6,454

American Century VP Inflation Protection Class II Division:
Principal Investment Plus Variable Annuity	656,289	1,272,897	933,410	1,508,391
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	21,156	328,008	77,157	687,048
Principal Pivot Series Variable Annuity	2,848	1,094	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,923	444	1,583	—
The Principal Variable Annuity	6,826	102	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—

American Century VP MidCap Value Class II Division:
The Principal Variable Annuity	16,836	34,501	33,670	30,094
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	20	4,345
Principal Investment Plus Variable Annuity	98,177	22,612	84,920	37,853
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,805	6,615	21,450	17,600

American Century VP Ultra Class I Division:
The Principal Variable Annuity	34,950	48,954	14,519	58,530
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,874	—	4,420

American Century VP Ultra Class II Division:
Principal Investment Plus Variable Annuity	228,575	622,696	369,714	804,296
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,768	184,165	37,632	381,737

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
American Century VP Value Class II Division:
The Principal Variable Annuity	34,982	135,436	79,127	233,617
The Principal Variable Annuity with Purchase Payment Credit Rider	6	2,742	720	26,366
Principal Pivot Series Variable Annuity	9,845	63	2,093	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	22,039	638	1,385	—

American Funds Insurance Series Asset Allocation Fund Class 4 Division:
Principal Pivot Series Variable Annuity	26,797	18	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	56,390	4	—	—

American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division:
Principal Pivot Series Variable Annuity	34,215	218	7,327	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	55,021	6,963	2,798	—

American Funds Insurance Series Global Small Capitalization Fund Class 2 Division:
The Principal Variable Annuity	49,656	22,687	11,077	1,699
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	55,101	627	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	348	348	—	—

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division:
Principal Pivot Series Variable Annuity	5,907	808	798	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	8,112	338	—	—

American Funds Insurance Series High-Income Bond Class 2 Division:
The Principal Variable Annuity	53,310	34,015	31,820	10,027
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division:
Principal Pivot Series Variable Annuity	5,033	3,126	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,543	23	—	—

American Funds Insurance Series Managed Risk Growth Fund Class P2 Division:
Principal Pivot Series Variable Annuity	4,779	157	3,056	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	7,692	108	—	—

American Funds Insurance Series Managed Risk International Fund Class P2 Division:
Principal Pivot Series Variable Annuity	1,227	18	1,897	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,223	13	—	—

American Funds Insurance Series New World Fund Class 2 Division:
The Principal Variable Annuity	16,878	6,605	17,429	671
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	25,578	2,524	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	243	243	—	—

American Funds Insurance Series New World Fund Class 4 Division:
Principal Pivot Series Variable Annuity	22,842	1,156	5,772	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	19,076	719	—	—

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Balanced Class 1 Division:
Personal Variable	13,625	7,120	12,099	33,836
Premier Variable	196,903	406,436	143,248	178,933
The Principal Variable Annuity	16,707	158,034	41,599	177,907
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,791	204	8,329

BlackRock Global Allocation Class III Division:
The Principal Variable Annuity	6,242	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	43,154	463	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	918	—	—	—
Principal Pivot Series Variable Annuity	433	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,942	—	—	—

BlackRock iShares Alternative Strategies Class III Division:
The Principal Variable Annuity	3,775	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	17,440	9,046	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,204	—	—	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	547	—	—	—

BlackRock iShares Dynamic Allocation Class III Division:
The Principal Variable Annuity	—	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	3,041	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,574	—	—	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

BlackRock iShares Dynamic Fixed Income Class III Division:
The Principal Variable Annuity	3,642	1,464	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	9,302	111	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	62	1	—	—

BlackRock iShares Equity Appreciation Class III Division:
The Principal Variable Annuity	340	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	7,494	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,388	—	—	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	615	1	—	—

BlackRock Value Opportunities Class III Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	92	—	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Bond & Mortgage Securities Class 1 Division:
Personal Variable	7,427	13,621	9,341	28,745
Premier Variable	221,577	497,154	137,940	199,154
Principal Freedom Variable Annuity	9,070	43,355	40,860	60,236
Principal Freedom Variable Annuity 2	684	3,004	6,715	9,954
The Principal Variable Annuity	108,015	519,965	317,975	675,917
The Principal Variable Annuity with Purchase Payment Credit Rider	109	9,782	3,827	70,872
Principal Investment Plus Variable Annuity	504,168	971,570	739,215	1,089,990
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	116,305	310,944	76,856	509,568

Bond & Mortgage Securities Class 2 Division:
Principal Pivot Series Variable Annuity	2,033	2,033	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,948	32	—	—

Calvert EAFE International Index Class F Division:
Principal Pivot Series Variable Annuity	407	2	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	678	4	593	—

Calvert Russell 2000 Small Cap Index Class F Division:
Principal Pivot Series Variable Annuity	6,875	301	1,208	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,034	127	841	—

Calvert S&P MidCap 400 Index Class F Division:
Principal Pivot Series Variable Annuity	26,045	945	2,456	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	25,351	4,951	1,038	—

ClearBridge Small Cap Growth Series II Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	903	1	—	—

Columbia Limited Duration Credit Class 2 Division:
The Principal Variable Annuity	5,537	102	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	7,429	135	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	828	—	—	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,145	32	—	—

Columbia Small Cap Value Class 2 Division:
Principal Pivot Series Variable Annuity	105	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	8,265	107	—	—

Delaware Limited Term Diversified Income Service Class Division:
The Principal Variable Annuity	6,957	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	13,792	267	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,343	—	—	—
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,172	—	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Delaware Small Cap Value Service Class Division:
The Principal Variable Annuity	1,765	2,913	3,420	1,690
The Principal Variable Annuity with Purchase Payment Credit Rider	—	146	167	442
Principal Investment Plus Variable Annuity	38,351	18,345	59,953	26,516
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,633	784	5,614	585

Deutsche Alternative Asset Allocation Class B Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,534	81	—	—

Deutsche Equity 500 Index Class B2 Division:
Principal Pivot Series Variable Annuity	27,681	678	1,704	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	36,681	2,887	4,079	—

Deutsche Small Mid Cap Value Class B Division:
The Principal Variable Annuity	2,233	2,013	2,295	17
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	28,829	7,958	32,430	1,124
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,540	233	6,467	699
Principal Pivot Series Variable Annuity	1,746	25	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	9,409	267	—	—

Diversified Balanced Class 2 Division:
Principal Investment Plus Variable Annuity	9,494,507	7,370,267	13,176,718	6,333,753
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	912,151	538,171	1,583,756	1,023,838
Principal Lifetime Income Solutions	17,579	172,601	82,089	142,995
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Diversified Balanced Managed Volatility Class 2 Division:
The Principal Variable Annuity	731	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	6,185,575	2,050,668	6,414,941	342,414
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	355,288	113,851	442,869	50,954
Principal Lifetime Income Solutions	1,059,621	217,166	1,466,513	52,000
Principal Pivot Series Variable Annuity	16,562	53	743	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	30,037	6,216	—	—

Diversified Growth Class 2 Division:
Principal Investment Plus Variable Annuity	37,780,731	14,609,692	44,630,770	11,290,992
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,032,888	1,308,702	3,514,870	1,115,165
Principal Lifetime Income Solutions	47,710	149,441	91,547	189,499
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Diversified Growth Managed Volatility Class 2 Division:
The Principal Variable Annuity	—	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	10,403,220	2,194,361	11,620,242	619,952
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	941,925	114,271	1,158,656	181,215
Principal Lifetime Income Solutions	853,835	128,843	1,880,856	55,399
Principal Pivot Series Variable Annuity	27,434	195	2,641	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,014	100	—	—

Diversified Income Class 2 Division:
Principal Investment Plus Variable Annuity	6,696,554	3,914,718	7,244,955	3,165,366
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	297,469	296,616	251,987	176,002
Principal Lifetime Income Solutions	72,265	75,702	192,860	73,862

Diversified International Class 1 Division:
Personal Variable	10,729	22,894	11,312	30,733
Premier Variable	278,980	434,646	71,509	200,863
Principal Freedom Variable Annuity	13,165	18,186	3,984	20,971
Principal Freedom Variable Annuity 2	1,427	8,477	6,771	11,591
The Principal Variable Annuity	156,441	517,331	242,883	754,308
The Principal Variable Annuity with Purchase Payment Credit Rider	57	11,894	3,670	59,705
Principal Investment Plus Variable Annuity	306,188	366,496	363,166	367,243
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	22,203	152,333	42,960	224,750

Diversified International Class 2 Division:
Principal Pivot Series Variable Annuity	12,529	1,496	2,773	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	10,056	1,013	—	—

Dreyfus IP MidCap Stock Service Shares Division:
Principal Pivot Series Variable Annuity	2,124	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,703	113	—	—

Dreyfus Investment Portfolio Technology Growth Service Shares Division:
Principal Investment Plus Variable Annuity	78,140	32,869	71,968	63,463
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,799	13,211	20,753	20,037

Equity Income Class 1 Division:
Premier Variable	47,744	42,235	39,296	50,758
The Principal Variable Annuity	148,701	630,153	283,778	944,386
The Principal Variable Annuity with Purchase Payment Credit Rider	8	11,205	3,025	59,782
Principal Investment Plus Variable Annuity	1,567,799	2,907,996	1,822,346	4,054,169
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	85,971	952,740	150,929	1,786,979

Equity Income Class 2 Division:
Principal Pivot Series Variable Annuity	41,604	2,049	5,846	1
Principal Pivot Series Variable Annuity with Liquidity Max Rider	59,634	3,147	2,088	—

Fidelity VIP Contrafund Service Class Division:
The Principal Variable Annuity	66,755	295,937	110,980	439,435
The Principal Variable Annuity with Purchase Payment Credit Rider	—	9,213	1,325	20,363

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Fidelity VIP Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	366,992	481,110	389,788	511,310
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	34,020	143,358	33,117	201,867
Principal Pivot Series Variable Annuity	55,974	3,509	9,899	1
Principal Pivot Series Variable Annuity with Liquidity Max Rider	68,592	7,592	2,595	—

Fidelity VIP Equity-Income Service Class 2 Division:
The Principal Variable Annuity	55,428	249,363	70,388	297,369
The Principal Variable Annuity with Purchase Payment Credit Rider	8	8,914	2,059	23,779
Principal Investment Plus Variable Annuity	105,690	111,332	113,925	110,826
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10,889	42,810	19,150	55,455

Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	52,037	169,961	53,615	257,201
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,958	33	6,949

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	123,289	82,826	148,377	100,317
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	20,090	61,182	34,838	68,836

Fidelity VIP Mid Cap Service Class Division:
Principal Freedom Variable Annuity 2	—	—	6,676	—

Fidelity VIP Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	144,998	94,522	180,264	101,276
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	19,842	27,794	18,885	29,418
Principal Pivot Series Variable Annuity	50,751	5,673	14,188	1
Principal Pivot Series Variable Annuity with Liquidity Max Rider	39,687	5,341	1,364	—

Fidelity VIP Overseas Service Class 2 Division:
The Principal Variable Annuity	19,243	9,862	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	335,832	575,353	543,810	539,423
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,631	224,493	64,570	306,860
Principal Pivot Series Variable Annuity	6,375	323	155	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	6,476	499	295	—

Franklin Global Real Estate VIP Class 2 Division:
The Principal Variable Annuity	6,577	3,038	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	6,372	231	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	537	—	—	—
Principal Pivot Series Variable Annuity	19,101	573	1,516	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	17,554	1,950	2,418	—

Franklin Rising Dividends VIP Class 4 Division:
Principal Pivot Series Variable Annuity	16,314	524	989	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	27,287	2,131	5,916	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Franklin Small Cap Value VIP Class 2 Division:
The Principal Variable Annuity	6,006	4,167	9,921	8,029
The Principal Variable Annuity with Purchase Payment Credit Rider	—	315	353	107
Principal Investment Plus Variable Annuity	25,632	34,621	53,173	46,097
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,377	4,431	8,437	11,652

Goldman Sachs VIT Mid Cap Value Institutional Shares Division:
The Principal Variable Annuity	5,064	2,999	5,805	1,608
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	114,397	139,669	205,487	172,073
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,491	67,432	19,336	129,616

Goldman Sachs VIT Mid Cap Value Service Shares Division:
Principal Pivot Series Variable Annuity	14,781	1,261	976	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	37,079	1,024	728	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,306	—	—	—

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
The Principal Variable Annuity	6,449	6,813	136	289
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	47,942	65,122	74,699	47,951
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,513	15,255	5,683	66,801

Goldman Sachs VIT Small Cap Equity Insights Service Shares Division:
Principal Pivot Series Variable Annuity	4,655	362	488	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,709	7	—	—

Government & High Quality Bond Class 1 Division:
Pension Builder Plus	—	5,128	—	12,053
Pension Builder Plus – Rollover IRA	—	38	—	39
Personal Variable	6,792	19,822	6,702	10,668
Premier Variable	486,722	610,326	143,540	208,680
Principal Freedom Variable Annuity	15,848	26,355	34,200	67,835
Principal Freedom Variable Annuity 2	432	3,338	4,662	9,544
The Principal Variable Annuity	273,217	1,028,584	571,823	1,585,012
The Principal Variable Annuity with Purchase Payment Credit Rider	30	15,037	6,529	109,802
Principal Investment Plus Variable Annuity	584,541	1,146,774	805,260	1,265,587
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	38,280	239,437	118,933	520,569

Government & High Quality Bond Class 2 Division:
Principal Pivot Series Variable Annuity	83,509	4,280	1,173	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	20,100	1,712	796	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Guggenheim Floating Rate Strategies Series F Division:
The Principal Variable Annuity	20,139	1,855	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	59,429	8,077	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	12,346	10,348	—	—
Principal Pivot Series Variable Annuity	6,561	3,806	226	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,574	378	1,074	—

Guggenheim Investments Global Managed Futures Strategy Division:
The Principal Variable Annuity	862	862	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	487	6	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—	—
Principal Pivot Series Variable Annuity	6,475	208	1,984	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,368	154	—	—

Guggenheim Investments Long Short Equity Division:
The Principal Variable Annuity	5,945	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	2,336	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	331	—	—	—
Principal Pivot Series Variable Annuity	631	629	3,580	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,313	580	524	—

Guggenheim Investments Multi-Hedge Strategies Division:
The Principal Variable Annuity	1,618	1,087	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	2,070	53	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—	—
Principal Pivot Series Variable Annuity	574	311	409	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,055	34	358	—

Guggenheim Macro Opportunities Series M Division:
The Principal Variable Annuity	8,198	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	2,961	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	540	—	—	—
Principal Pivot Series Variable Annuity	5,398	66	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	5,367	9	—	—

Income Class 1 Division:
The Principal Variable Annuity	7,516	106	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	52,288	1,338	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,615	—	—	—

Income Class 2 Division:
Principal Pivot Series Variable Annuity	1,099	1,099	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,783	—	—	—

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
International Emerging Markets Class 1 Division:
Premier Variable	17,999	11,836	14,755	18,267
The Principal Variable Annuity	75,652	159,354	112,574	247,367
The Principal Variable Annuity with Purchase Payment Credit Rider	25	8,006	3,264	30,267
Principal Investment Plus Variable Annuity	228,920	211,714	237,683	215,155
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,065	96,747	28,257	114,896

International Emerging Markets Class 2 Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	4,257	1	—	—

Invesco American Franchise Series I Division:
The Principal Variable Annuity	20,333	46,476	16,164	78,933
The Principal Variable Annuity with Purchase Payment Credit Rider	—	1,235	14	1,180

Invesco Balanced-Risk Allocation Series II Division:
Principal Pivot Series Variable Annuity	2,510	20	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	17,668	26	—	—

Invesco Core Equity Series I Division:
The Principal Variable Annuity	49,263	197,601	80,693	316,964
The Principal Variable Annuity with Purchase Payment Credit Rider	—	667	80	859

Invesco Global Health Care Series I Division:
The Principal Variable Annuity	97,008	118,446	80,899	139,007
The Principal Variable Annuity with Purchase Payment Credit Rider	—	3,007	893	8,206

Invesco Global Health Care Series II Division:
Principal Pivot Series Variable Annuity	24,982	1,823	6,479	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	57,993	10,476	427	—

Invesco International Growth Series I Division:
Principal Investment Plus Variable Annuity	187,755	170,789	302,882	170,032
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	20,123	25,486	42,048	23,662

Invesco International Growth Series II Division:
Principal Pivot Series Variable Annuity	22,651	994	2,766	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	21,853	437	588	—

Invesco Mid Cap Growth Series I Division:
The Principal Variable Annuity	31,706	25,264	17,369	28,294
The Principal Variable Annuity with Purchase Payment Credit Rider	—	3,502	112	5,456

Invesco Small Cap Equity Series I Division:
The Principal Variable Annuity	16,236	33,481	11,239	61,481
The Principal Variable Annuity with Purchase Payment Credit Rider	—	993	2	1,774
Principal Investment Plus Variable Annuity	37,768	46,185	53,854	52,241
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,867	17,320	12,454	23,278

Invesco Technology Series I Division:
The Principal Variable Annuity	39,034	90,954	92,795	82,330
The Principal Variable Annuity with Purchase Payment Credit Rider	—	2,544	274	9,495

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Invesco Value Opportunities Series I Division:
Principal Investment Plus Variable Annuity	54,836	60,434	38,007	57,523
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,942	26,185	6,060	28,076

Janus Aspen Enterprise Service Shares Division:
The Principal Variable Annuity	30,129	87,883	22,438	121,380
The Principal Variable Annuity with Purchase Payment Credit Rider	—	4,610	598	3,156

Janus Aspen Flexible Bond Service Shares Division:
Principal Pivot Series Variable Annuity	26,635	652	2,408	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	48,154	1,012	4,825	—

LargeCap Growth Class 1 Division:
Personal Variable	19,212	21,586	23,452	46,918
Premier Variable	803,054	965,194	933,973	1,047,935
The Principal Variable Annuity	29,166	141,736	36,529	198,939
The Principal Variable Annuity with Purchase Payment Credit Rider	—	2,602	381	5,289
Principal Investment Plus Variable Annuity	61,301	96,908	66,664	108,499
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,158	34,244	10,828	43,567

LargeCap Growth Class 2 Division:
Principal Pivot Series Variable Annuity	26,869	4,827	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	19,771	129	591	—

LargeCap Growth I Class 1 Division:
Premier Variable	50,233	636	20,383	44,086
Principal Freedom Variable Annuity	7,964	6,016	2,907	18,504
Principal Freedom Variable Annuity 2	—	1,338	3,918	615
The Principal Variable Annuity	38,031	213,177	61,644	293,976
The Principal Variable Annuity with Purchase Payment Credit Rider	40	2,018	452	9,400
Principal Investment Plus Variable Annuity	55,301	49,494	66,683	44,835
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,694	16,340	7,886	32,892

LargeCap Growth I Class 2 Division:
Principal Pivot Series Variable Annuity	37,961	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	11,182	4	—	—

LargeCap S&P 500 Index Class 1 Division:
Premier Variable	99,436	25,693	78,341	103,055
Principal Freedom Variable Annuity	4,135	56,356	13,646	64,426
Principal Freedom Variable Annuity 2	207	3,079	12,557	15,731
The Principal Variable Annuity	135,539	543,461	195,145	710,188
The Principal Variable Annuity with Purchase Payment Credit Rider	131	10,926	490	27,123
Principal Investment Plus Variable Annuity	567,611	606,694	561,507	475,443
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	52,920	169,544	69,822	237,196

LargeCap S&P 500 Index Class 2 Division:
Principal Pivot Series Variable Annuity	3,292	1	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	12,553	190	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
LargeCap Value Class 1 Division:
Bankers Flexible Annuity	—	264	—	3,653
Pension Builder Plus	—	13,155	50	15,269
Pension Builder Plus – Rollover IRA	—	3,049	—	9,806
Personal Variable	5,748	4,146	7,142	25,816
Premier Variable	172,805	415,958	72,897	242,157
Principal Freedom Variable Annuity	4,200	13,563	13,770	46,330
Principal Freedom Variable Annuity 2	3,594	1,393	11	1,753
The Principal Variable Annuity	31,000	204,380	47,045	282,621
The Principal Variable Annuity with Purchase Payment Credit Rider	—	790	295	9,483
Principal Investment Plus Variable Annuity	78,092	94,938	117,046	112,256
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	8,630	41,391	14,712	63,052

LargeCap Value Class 2 Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,084	1	—	—

MFS VIT International Value Service Class Division:
The Principal Variable Annuity	42,764	732	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	66,113	6,522	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,588	367	—	—
Principal Pivot Series Variable Annuity	25,590	1,411	5,858	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	28,147	4,309	354	—

MFS VIT New Discovery Service Class Division:
The Principal Variable Annuity	32,054	10,128	19,365	17,556
The Principal Variable Annuity with Purchase Payment Credit Rider	—	539	581	454
Principal Investment Plus Variable Annuity	29,354	19,933	43,307	8,570
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	432	378	3,681	3,425
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,407	108	—	—

MFS VIT Utilities Service Class Division:
Principal Investment Plus Variable Annuity	122,134	95,192	224,837	126,283
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,636	36,358	52,088	40,907
Principal Pivot Series Variable Annuity	19,468	3,234	11,274	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	66,242	8,846	3,748	—

MFS VIT Value Service Class Division:
Principal Investment Plus Variable Annuity	42,013	33,338	63,970	47,445
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	7,253	10,561	5,752	6,147

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
MidCap Class 1 Division:
Personal Variable	6,106	12,477	9,089	28,270
Premier Variable	167,449	291,062	43,072	141,811
Principal Freedom Variable Annuity	2,806	18,262	3,420	31,278
Principal Freedom Variable Annuity 2	2,145	1,509	5,029	8,615
The Principal Variable Annuity	71,681	370,527	106,360	540,716
The Principal Variable Annuity with Purchase Payment Credit Rider	—	8,406	2,020	29,262
Principal Investment Plus Variable Annuity	167,760	361,944	205,013	421,152
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9,416	112,232	12,849	183,362

Money Market Class 1 Division:
Pension Builder Plus	—	7,700	—	657
Pension Builder Plus – Rollover IRA	—	—	—	—
Personal Variable	60,668	41,098	50,198	39,295
Premier Variable	2,707,080	2,995,908	2,793,612	2,260,325
Principal Freedom Variable Annuity	4,141	29,641	4,029	50,339
Principal Freedom Variable Annuity 2	2,421	1,207	290	4,280
The Principal Variable Annuity	565,733	893,130	755,485	1,096,247
The Principal Variable Annuity with Purchase Payment Credit Rider	15,812	18,295	(2,698)	48,870
Principal Investment Plus Variable Annuity	3,017,296	2,996,136	2,713,589	2,951,076
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	545,654	560,123	468,706	597,179
Principal Lifetime Income Solutions	—	9,295	23,121	13,826

Money Market Class 2 Division:
Principal Pivot Series Variable Annuity	169,779	151,276	29,505	7,703
Principal Pivot Series Variable Annuity with Liquidity Max Rider	586,275	486,096	—	—

Neuberger Berman AMT Large Cap Value I Class Division:
Principal Investment Plus Variable Annuity	31,057	47,441	52,753	53,559
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	574	15,696	3,183	38,382

Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division:
Principal Investment Plus Variable Annuity	266,732	6,726	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	27,133	5,418	—	—
Principal Pivot Series Variable Annuity	3,057	1,188	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	2,877	1	—	—

Neuberger Berman AMT Socially Responsive I Class Division:
Principal Investment Plus Variable Annuity	36,017	60,788	51,342	120,597
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,356	20,387	6,346	33,917

Oppenheimer Main Street Small Cap Service Shares Division:
The Principal Variable Annuity	16,684	20,682	36,352	17,036
The Principal Variable Annuity with Purchase Payment Credit Rider	—	140	197	473

PIMCO All Asset Administrative Class Division:
Principal Investment Plus Variable Annuity	37,934	68,857	105,927	69,340
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,552	16,416	4,820	20,839

PIMCO All Asset Advisor Class Division:
Principal Pivot Series Variable Annuity	623	623	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
PIMCO Commodity Real Return Strategy M Class Division:
Principal Pivot Series Variable Annuity	361	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,377	—	—	—

PIMCO High Yield Administrative Class Division:
Principal Investment Plus Variable Annuity	237,417	242,802	311,483	194,141
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14,468	55,392	42,682	49,837
Principal Pivot Series Variable Annuity	34,398	567	197	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	47,438	4,648	1,823	—

PIMCO Low Duration Advisor Class Division:
The Principal Variable Annuity	268	101	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	33,935	46	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	468	468	—	—
Principal Pivot Series Variable Annuity	1,148	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,335	9	—	—

PIMCO Total Return Administrative Class Division:
Principal Investment Plus Variable Annuity	267,536	402,644	467,065	653,099
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	17,794	69,753	66,119	109,151
Principal Pivot Series Variable Annuity	26,083	305	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	25,132	1,474	3,500	—

Principal Capital Appreciation Class 1 Division:
Principal Freedom Variable Annuity 2	—	231	—	202
The Principal Variable Annuity	4,133,710	468,203	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	4,547,487	891,554	188,783	188,602
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	497,358	296,531	37,512	45,447

Principal Capital Appreciation Class 2 Division:
Principal Pivot Series Variable Annuity	12,615	2,001	18,647	1
Principal Pivot Series Variable Annuity with Liquidity Max Rider	33,406	1,753	—	—

Principal LifeTime Strategic Income Class 1 Division:
Principal Freedom Variable Annuity 2	—	47,874	—	5,534
The Principal Variable Annuity	18,939	85,663	30,044	45,858
The Principal Variable Annuity with Purchase Payment Credit Rider	—	3,678	3,678	43
Principal Investment Plus Variable Annuity	86,253	232,187	120,737	283,587
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,726	48,062	20,781	88,353

Principal LifeTime 2010 Class 1 Division:
Principal Freedom Variable Annuity 2	180	28,771	485	63,731
The Principal Variable Annuity	5,860	24,966	11,531	15,259
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	41
Principal Investment Plus Variable Annuity	136,296	349,184	193,043	306,577
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11,823	49,220	14,913	142,138

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Principal LifeTime 2020 Class 1 Division:
Principal Freedom Variable Annuity 2	6,548	26,773	8,309	24,697
The Principal Variable Annuity	11,042	42,948	22,058	104,753
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	39
Principal Investment Plus Variable Annuity	781,583	1,555,686	955,654	2,228,842
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	33,436	607,497	45,724	1,102,279

Principal LifeTime 2020 Class 2 Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,656	2	—	—

Principal LifeTime 2030 Class 1 Division:
Principal Freedom Variable Annuity 2	349	26,597	26,520	35,684
The Principal Variable Annuity	23,426	27,675	12,875	25,020
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	40
Principal Investment Plus Variable Annuity	389,686	433,395	215,217	298,170
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	23,897	117,152	39,815	72,247

Principal LifeTime 2030 Class 2 Division:
Principal Pivot Series Variable Annuity	53	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	1,809	105	—	—

Principal LifeTime 2040 Class 1 Division:
Principal Freedom Variable Annuity 2	340	5,188	892	630
The Principal Variable Annuity	17,646	2,860	13,635	7,199
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	39
Principal Investment Plus Variable Annuity	62,244	82,168	152,495	77,089
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	6,295	24,925	12,204	48,529

Principal LifeTime 2040 Class 2 Division:
Principal Pivot Series Variable Annuity	53	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Principal LifeTime 2050 Class 1 Division:
Principal Freedom Variable Annuity 2	—	—	71	2,537
The Principal Variable Annuity	450	6,677	1,766	18,833
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	859
Principal Investment Plus Variable Annuity	128,410	72,910	73,861	41,245
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	2,396	24,069	5,803	26,779

Principal LifeTime 2050 Class 2 Division:
Principal Pivot Series Variable Annuity	2,735	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Real Estate Securities Class 1 Division:
Premier Variable	25,484	24,229	41,489	21,416
Principal Freedom Variable Annuity 2	403	1,853	3,722	4,816
The Principal Variable Annuity	63,123	209,269	100,687	223,712
The Principal Variable Annuity with Purchase Payment Credit Rider	—	4,884	1,240	21,133
Principal Investment Plus Variable Annuity	165,065	154,093	181,581	153,534
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	22,643	54,328	40,022	62,774

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
Real Estate Securities Class 2 Division:
Principal Pivot Series Variable Annuity	70,612	9,987	14,613	1
Principal Pivot Series Variable Annuity with Liquidity Max Rider	81,042	9,311	1,275	—

Rydex Basic Materials Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Rydex Commodities Strategy Division:
The Principal Variable Annuity	3,445	—	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	6,475	—	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	—	—	—	—
Principal Pivot Series Variable Annuity	715	176	962	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	729	22	645	—

Rydex NASDAQ 100 Division:
Principal Pivot Series Variable Annuity	15,954	528	9,463	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	37,901	3,962	—	—

SAM Balanced Portfolio Class 1 Division:
Premier Variable	79,716	21,550	96,495	112,375
Principal Freedom Variable Annuity 2	28,642	14,131	14,989	23,820
The Principal Variable Annuity	395,823	817,568	504,346	921,128
The Principal Variable Annuity with Purchase Payment Credit Rider	—	28,845	8,776	102,422
Principal Investment Plus Variable Annuity	2,439,123	6,402,911	2,124,034	9,622,213
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	182,763	1,220,264	363,384	1,612,112

SAM Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	267,622	113,523	54,571	2
Principal Pivot Series Variable Annuity with Liquidity Max Rider	190,866	24,709	8,597	—

SAM Conservative Balanced Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	6	18,501	365	23,916
The Principal Variable Annuity	188,290	228,842	218,060	305,326
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	27,522
Principal Investment Plus Variable Annuity	811,810	1,571,495	1,233,331	2,250,567
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	172,623	393,531	227,008	347,807

SAM Conservative Balanced Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	142,416	6,328	24,371	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	130,989	16,407	30,751	2

SAM Conservative Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	5,531	14,592	9,398	1,575
The Principal Variable Annuity	175,951	213,986	147,622	244,524
The Principal Variable Annuity with Purchase Payment Credit Rider	7,437	15,233	203	26,752
Principal Investment Plus Variable Annuity	980,464	649,537	1,079,221	491,083
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	148,746	299,012	196,964	169,169

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions
SAM Conservative Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	436,837	16,109	44,683	2,796
Principal Pivot Series Variable Annuity with Liquidity Max Rider	110,920	10,910	924	—

SAM Flexible Income Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	10,096	4,648	881	37,816
The Principal Variable Annuity	234,373	488,748	545,432	576,852
The Principal Variable Annuity with Purchase Payment Credit Rider	—	5,213	2,652	54,528
Principal Investment Plus Variable Annuity	1,460,756	1,698,660	1,539,032	1,757,754
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	106,006	326,712	138,645	440,493

SAM Flexible Income Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	333,199	200,163	2,034	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	306,554	27,334	39,690	1

SAM Strategic Growth Portfolio Class 1 Division:
Principal Freedom Variable Annuity 2	—	1,040	1,737	14,277
The Principal Variable Annuity	30,708	102,402	41,999	176,823
The Principal Variable Annuity with Purchase Payment Credit Rider	—	721	—	2,390
Principal Investment Plus Variable Annuity	742,229	440,904	657,215	253,966
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	225,096	240,105	273,867	214,514

SAM Strategic Growth Portfolio Class 2 Division:
Principal Pivot Series Variable Annuity	142,153	67,444	63,135	2,782
Principal Pivot Series Variable Annuity with Liquidity Max Rider	36,797	4,628	1,514	—

Short-Term Income Class 1 Division:
Principal Freedom Variable Annuity	4,057	14,420	16,758	41,521
Principal Freedom Variable Annuity 2	39	1,204	208	1,034
The Principal Variable Annuity	165,988	381,773	366,408	647,792
The Principal Variable Annuity with Purchase Payment Credit Rider	29	2,938	1,483	47,054
Principal Investment Plus Variable Annuity	1,335,934	2,523,047	2,174,462	2,910,705
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	66,591	594,295	154,153	992,944

Short-Term Income Class 2 Division:
Principal Pivot Series Variable Annuity	78,588	47,077	1,445	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	38,730	1,595	7,919	1

SmallCap Blend Class 1 Division:
Premier Variable	396,841	201,098	35,154	23,062
Principal Freedom Variable Annuity	42,485	17,349	4,050	16,455
Principal Freedom Variable Annuity 2	14,645	908	2,320	4,941
The Principal Variable Annuity	2,228,528	409,647	74,942	291,929
The Principal Variable Annuity with Purchase Payment Credit Rider	3,009	4,680	1,624	15,549
Principal Investment Plus Variable Annuity	2,419,963	375,559	139,739	15,014
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	301,474	127,904	17,013	7,535

SmallCap Blend Class 2 Division:
Principal Pivot Series Variable Annuity	68,595	2,658	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	22,555	2,515	—	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

	2015		2014
Division:	Purchases	Redemptions	Purchases	Redemptions

T. Rowe Price Blue Chip Growth Portfolio II Division:
Principal Investment Plus Variable Annuity	261,608	124,937	124,080	113,695
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	37,457	40,109	44,408	39,545

T. Rowe Price Health Sciences Portfolio II Division:
Principal Investment Plus Variable Annuity	240,103	171,933	233,425	158,823
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	29,498	58,052	66,692	87,079

Templeton Global Bond VIP Class 4 Division:
The Principal Variable Annuity	3,394	17	—	—
The Principal Variable Annuity with Purchase Payment Credit Rider	—	—	—	—
Principal Investment Plus Variable Annuity	34,015	9,058	—	—
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,013	—	—	—
Principal Pivot Series Variable Annuity	35,444	1,114	1,520	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	46,164	771	5,412	—

Templeton Growth VIP Class 2 Division:
Principal Freedom Variable Annuity	2,385	3,455	2,480	5,891

The Merger Fund Division:
Principal Pivot Series Variable Annuity	—	—	—	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	—	—	—	—

Van Eck Global Hard Assets Class S Division:
The Principal Variable Annuity	33,413	38,684	45,291	72,470
The Principal Variable Annuity with Purchase Payment Credit Rider	—	168	48	1,160
Principal Investment Plus Variable Annuity	137,504	98,416	141,497	121,470
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	37,141	28,241	19,249	17,965
Principal Pivot Series Variable Annuity	28,794	604	12,646	—
Principal Pivot Series Variable Annuity with Liquidity Max Rider	3,828	916	1,679	—

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures results in a variety of unit values, expense ratios, and total returns.

The Separate Account has presented the following disclosures for 2015, 2014, 2013, 2012, and 2011 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contract options as discussed in Note 2.

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
AllianceBernstein Small Cap Growth Class A Division:
2015	175	$25.10 to $23.45	$4,350	–%	1.40% to 2.00%	(2.64)% to (3.18)%
2014	194	$25.78 to $24.22	$4,945	–%	1.40% to 2.00%	(3.16)% to (3.77)%
2013	236	$26.62 to $25.17	$6,183	–%	1.40% to 2.00%	43.74% to 42.93%
2012	227	$18.52 to $17.61	$4,148	–%	1.25% to 1.85%	13.62% to 12.88%
2011	261	$16.30 to $15.60	$4,184	–%	1.25% to 1.85%	3.16% to 2.56%

AllianceBernstein Small/Mid Cap Value Class A Division:
2015	243	$11.44 to $11.23	$2,766	0.82%	1.30% to 2.00%	(6.69)% to (7.34)%
2014	190	$12.26 to $12.12	$2,320	0.76%	1.30% to 2.00%	7.83% to 7.07%
2013 (6)	95	$11.37 to $11.32	$1,075	0.35%	1.30% to 2.00%	13.25% to 12.75%

Alps/Red Rocks Listed Private Equity Class III Division:
2015 (12)	3	$8.98 to $8.97	$24	0.22%	1.15% to 1.40%	(10.02)% to (10.12)%

American Century VP Capital Appreciation Class I Division:
2015	230	$10.85 to $10.74	$2,496	–%	1.40% to 2.00%	0.46% to (0.09)%
2014 (8)	241	$10.80 to $10.75	$2,604	–%	1.40% to 2.00%	9.87% to 9.36%

American Century VP Income & Growth Class I Division:
2015	699	$17.24 to $14.94	$11,548	2.10%	0.85% to 1.90%	(6.41)% to (7.43)%
2014	816	$18.42 to $16.14	$14,436	2.03%	0.85% to 1.90%	11.50% to 10.40%
2013	942	$16.52 to $14.62	$14,985	2.19%	0.85% to 1.90%	34.75% to 33.27%
2012	1,079	$12.26 to $10.97	$12,745	2.07%	0.85% to 1.85%	13.73% to 12.63%
2011	1,298	$10.78 to $9.74	$13,458	1.53%	0.85% to 1.85%	2.28% to 1.25%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
American Century VP Inflation Protection Class II Division:
2015	4,091	$9.58 to $11.78	$51,380	2.04%	1.15% to 2.00%	(3.62)% to (4.38)%
2014	5,003	$9.94 to $12.32	$65,192	1.26%	1.15% to 2.00%	(1.09)% to (1.23)%
2013	6,186	$12.87 to $12.17	$78,840	1.62%	1.40% to 2.00%	(9.68)% to (10.18)%
2012	6,324	$14.25 to $13.55	$89,160	2.43%	1.25% to 1.85%	6.03% to 5.37%
2011	6,219	$13.44 to $12.86	$82,771	4.11%	1.25% to 1.85%	10.44% to 9.73%

American Century VP MidCap Value Class II Division:
2015	349	$18.61 to $17.95	$6,444	1.48%	1.30% to 2.00%	(2.82)% to (3.49)%
2014	280	$19.15 to $18.60	$5,329	1.02%	1.30% to 2.00%	14.74% to 13.90%
2013	229	$16.69 to $16.33	$3,815	1.05%	1.30% to 2.00%	28.29% to 27.48%
2012	200	$13.01 to $12.81	$2,592	1.87%	1.25% to 1.85%	14.73% to 14.07%
2011	157	$11.34 to $11.23	$1,776	1.30%	1.25% to 1.85%	(2.07)% to (2.69)%

American Century VP Ultra Class I Division:
2015	220	$16.46 to $15.08	$3,618	0.45%	1.30% to 1.90%	4.91% to 4.29%
2014	236	$15.69 to $14.46	$3,696	0.39%	1.30% to 1.90%	8.58% to 7.91%
2013	284	$14.45 to $13.40	$4,100	0.56%	1.30% to 1.90%	35.30% to 34.54%
2012	350	$10.68 to $9.96	$3,716	–%	1.25% to 1.85%	12.54% to 11.78%
2011	426	$9.49 to $8.91	$3,993	–%	1.25% to 1.85%	(0.21)% to (0.78)%

American Century VP Ultra Class II Division:
2015	1,882	$19.29 to $18.02	$36,158	0.32%	1.40% to 2.00%	4.55% to 3.92%
2014	2,449	$18.45 to $17.34	$44,865	0.24%	1.40% to 2.00%	8.27% to 7.70%
2013	3,228	$17.04 to $16.10	$54,398	0.43%	1.40% to 2.00%	35.13% to 34.28%
2012	4,445	$12.61 to $11.99	$55,372	–%	1.25% to 1.85%	12.39% to 11.74%
2011	5,075	$11.22 to $10.73	$56,336	–%	1.25% to 1.85%	(0.36)% to (1.01)%

American Century VP Value Class II Division:
2015	787	$9.63 to $18.56	$15,478	1.99%	1.15% to 1.90%	(5.12)% to (5.79)%
2014	859	$10.15 to $19.70	$18,211	1.39%	1.15% to 1.90%	(0.39)% to 10.74%
2013	1,035	$19.07 to $17.79	$19,713	1.49%	1.30% to 1.90%	29.82% to 29.10%
2012	1,294	$14.69 to $13.78	$18,873	1.75%	1.25% to 1.85%	13.09% to 12.40%
2011	1,634	$12.99 to $12.26	$20,924	1.86%	1.25% to 1.85%	(0.38)% to (0.97)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
American Funds Insurance Series Asset Allocation Fund Class 4 Division:
2015 (12)	83	$9.71 to $9.69	$806	7.44%	1.15% to 1.40%	(2.90)% to (3.10)%

American Funds Insurance Series Blue Chip Income & Growth Fund Class 4 Division:
2015	92	$9.79 to $9.75	$900	2.51%	1.15% to 1.40%	(4.30)% to (4.60)%
2014 (10)	10	$10.23 to $10.22	$104	6.39%	1.15% to 1.40%	(1.54)% to (1.64)%

American Funds Insurance Series Global Small Capitalization Fund Class 2 Division:
2015	91	$10.13 to $8.71	$844	–%	1.30% to 2.00%	(0.98)% to (13.42)%
2014 (9)	9	$10.23 to $10.20	$96	0.28%	1.30% to 1.90%	1.39% to 1.09%

American Funds Insurance Series Global Small Capitalization Fund Class 4 Division:
2015	14	$9.75 to $9.71	$133	–%	1.15% to 1.40%	(1.12)% to (1.42)%
2014 (10)	1	$9.86 to $9.85	$8	0.15%	1.15% to 1.40%	0.20% to 0.10%

American Funds Insurance Series High-Income Bond Class 2 Division:
2015	41	$8.87 to $8.78	$364	6.87%	1.30% to 1.90%	(8.46)% to (9.02)%
2014 (9)	22	$9.69 to $9.65	$211	10.12%	1.30% to 1.90%	(3.20)% to (3.60)%

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division:
2015	6	$9.69 to $9.66	$62	1.57%	1.15% to 1.40%	(2.22)% to (2.42)%
2014 (10)	–	$9.91 to 9.90	$–	–%	1.15% to 1.40%	(1.10)% to (1.20)%

American Funds Insurance Series Managed Risk Growth Fund Class P2 Division:
2015	15	$9.74 to $9.71	$148	–%	1.15% to 1.40%	(0.41)% to (0.72)%
2014 (10)	3	$9.78	$30	–%	1.15% to 1.40%	(1.61)% to (1.51)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
American Funds Insurance Series Managed Risk International Fund Class P2 Division:
2015	4	$8.72 to $8.69	$38	0.02%	1.15% to 1.40%	(7.53)% to (7.85)%
2014 (10)	2	$9.43	$18	–%	1.15% to 1.40%	(3.87)%

American Funds Insurance Series New World Fund Class 2 Division:
2015	50	$8.69 to $8.89	$441	0.67%	1.30% to 2.00%	(4.40)% to (10.83)%
2014 (9)	17	$9.09 to $9.06	$152	2.00%	1.30% to 1.90%	(9.55)% to (9.85)%

American Funds Insurance Series New World Fund Class 4 Division:
2015	46	$8.60 to $8.57	$394	0.63%	1.15% to 1.40%	(4.44)% to (4.78)%
2014 (10)	6	$9.00	$52	7.63%	1.15% to 1.40%	(7.22)% to (7.12)%

Balanced Class 1 Division:
2015	1,821	$3.30 to $25.81	$29,965	1.77%	0.48% to 1.90%	0.00% to (1.49)%
2014	2,167	$3.30 to $26.20	$34,954	1.72%	0.42% to 1.90%	8.36% to 6.76%
2013	2,369	$3.05 to $24.54	$36,507	1.78%	0.42% to 1.90%	18.98% to 17.30%
2012	2,633	$2.46 to $20.92	$35,867	2.04%	0.42% to 1.85%	12.33% to 10.92%
2011	2,890	$2.27 to $18.86	$36,779	2.30%	0.43% to 1.85%	3.62% to 2.17%

BlackRock Global Allocation Class III Division:
2015 (12)	56	$9.30 to $9.25	$522	1.85%	1.15% to 2.00%	(7.00)% to (7.50)%

BlackRock iShares Alternative Strategies Class III Division:
2015 (12)	14	$9.29 to $9.24	$129	8.05%	1.15% to 2.00%	(6.82)% to (7.32)%

BlackRock iShares Dynamic Allocation Class III Division:
2015 (12)	7	$9.15 to $9.10	$60	6.90%	1.15% to 2.00%	(8.32)% to (8.82)%

BlackRock iShares Dynamic Fixed Income Class III Division:
2015 (12)	11	$9.70 to $9.65	$111	5.79%	1.15% to 2.00%	(2.71)% to (3.21)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
BlackRock iShares Equity Appreciation Class III Division:
2015 (12)	13	$8.67 to $8.62	$111	6.14%	1.15% to 2.00%	(13.21)% to (13.71)%

BlackRock Value Opportunities Class III Division:
2015 (12)	–	$9.00 to $8.99	$1	0.94%	1.15% to 1.40%	(10.89)% to (10.99)%

Bond & Mortgage Securities Class 1 Division:
2015	7,246	$2.81 to $21.29	$151,328	3.09%	0.43% to 2.00%	(0.90)% to (2.47)%
2014	8,648	$2.83 to $21.83	$180,940	3.11%	0.44% to 2.00%	4.79% to 3.17%
2013	9,961	$2.70 to $21.16	$201,686	3.30%	0.40% to 2.00%	(1.27)% to (2.76)%
2012	11,477	$2.63 to $21.76	$236,260	3.77%	0.41% to 1.85%	6.86% to 5.58%
2011	12,019	$2.56 to $20.61	$235,718	0.10%	0.40% to 1.85%	6.63% to 5.10%

Bond & Mortgage Securities Class 2 Division:
2015 (12)	2	$9.73 to $9.72	$19	6.38%	1.15% to 1.40%	(2.31)% to (2.41)%

Calvert EAFE International Index Class F Division:
2015	2	$8.98 to $8.95	$15	0.04%	1.15% to 1.40%	(2.92)% to (3.24)%
2014 (10)	1	$9.25	$5	26.28%	1.15% to 1.40%	(4.05)% to (3.95)%

Calvert Russell 2000 Small Cap Index Class F Division:
2015	11	$9.80 to $9.77	$103	–%	1.15% to 1.40%	(6.49)% to (6.69)%
2014 (10)	2	$10.48 to $10.47	$21	2.65%	1.15% to 1.40%	1.45% to 1.36%

Calvert S&P MidCap 400 Index Class F Division:
2015	49	$9.82 to $9.79	$480	–%	1.15% to 1.40%	(4.01)% to (4.21)%
2014 (10)	3	$10.23 to $10.22	$36	5.13%	1.15% to 1.40%	(0.10)%

ClearBridge Small Cap Growth Series II Division:
2015 (12)	1	$9.48 to $9.47	$9	–%	1.15% to 1.40%	(6.51)% to (6.61)%

Columbia Limited Duration Credit Class 2 Division:
2015 (12)	15	$9.58 to $9.52	$140	–%	1.15% to 2.00%	(4.20)% to (4.80)%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Columbia Small Cap Value Class 2 Division:
2015 (12)	8	$9.10 to $9.09	$75	0.73%	1.15% to 1.40%	(9.90)% to (9.91)%

Delaware Limited Term Diversified Income Service Class Division:
2015 (12)	23	$9.88 to $9.82	$227	1.11%	1.15% to 2.00%	(1.00)% to (1.60)%

Delaware Small Cap Value Service Class Division:
2015	93	$10.97 to $10.77	$1,009	0.42%	1.30% to 2.00%	(7.66)% to (8.34)%
2014	63	$11.88 to $11.75	$746	0.29%	1.30% to 2.00%	4.21% to 3.52%
2013 (6)	23	$11.40 to $11.35	$262	–%	1.30% to 2.00%	13.66% to 13.16%

Deutsche Alternative Asset Allocation Class B Division:
2015 (13)	4	$9.08 to $9.05	$40	–%	1.15% to 1.40%	(7.63)% to (7.84)%
2014 (10)	–	$9.83 to $9.82	$–	–%	1.15% to 1.40%	(1.60)% to (1.70)%

Deutsche Equity 500 Index Class B2 Division:
2015 (14)	67	$10.21 to $10.18	$678	1.24%	1.15% to 1.40%	(0.39)% to (0.59)%
2014 (10)	6	$10.25 to $10.24	$59	–%	1.15% to 1.40%	(0.49)%

Deutsche Small Mid Cap Value Class B Division:
2015 (15)	85	$9.75 to $11.20	$953	–%	1.15% to 2.00%	(3.37)% to (4.11)%
2014	52	$10.09 to $11.68	$615	0.40%	1.15% to 2.00%	(0.69)% to 3.00%
2013 (6)	13	$11.39 to $11.34	$146	–%	1.30% to 2.00%	13.56% to 13.06%

Diversified Balanced Class 2 Division:
2015	73,477	$14.07 to $13.57	$1,030,997	1.00%	1.40% to 2.00%	(1.26)% to (1.88)%
2014	71,134	$14.25 to $13.83	$1,011,135	0.89%	1.40% to 2.00%	5.95% to 5.33%
2013	63,792	$13.45 to $13.13	$856,504	0.33%	1.40% to 2.00%	11.43% to 10.80%
2012	48,279	$12.07 to $11.85	$581,720	0.96%	1.25% to 1.85%	8.35% to 7.73%
2011	29,822	$11.14 to $11.00	$331,823	0.96%	1.25% to 1.85%	(0.71)% to 1.66%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Diversified Balanced Managed Volatility Class 2 Division:
2015	13,227	$10.05 to $10.34	$138,378	0.84%	1.15% to 2.00%	(1.08)% to (1.90)%
2014	7,967	$10.16 to $10.54	$84,544	0.01%	1.15% to 2.00%	(0.20)% to 4.77%
2013 (7)	87	$10.07 to $10.06	$877	–%	1.40% to 2.00%	0.90% to 0.80%

Diversified Growth Class 2 Division:
2015	213,718	$15.02 to $14.49	$3,202,277	1.03%	1.40% to 2.00%	(1.18)% to (1.83)%
2014	189,924	$15.20 to $14.76	$2,881,637	0.96%	1.40% to 2.00%	6.29% to 5.73%
2013	154,283	$14.30 to $13.96	$2,202,298	0.45%	1.40% to 2.00%	16.45% to 15.75%
2012	99,357	$12.28 to $12.06	$1,218,656	0.85%	1.25% to 1.85%	10.23% to 9.54%
2011	67,150	$11.14 to $11.01	$747,474	0.75%	1.25% to 1.85%	(2.45)% to 0.36%

Diversified Growth Managed Volatility Class 2 Division:
2015	23,991	$10.03 to $10.41	$252,642	1.04%	1.15% to 2.00%	(1.08)% to (1.89)%
2014	14,199	$10.14 to $10.61	$151,625	0.02%	1.15% to 2.00%	(0.39)% to 4.95%
2013 (7)	393	$10.12 to $10.11	$3,979	–%	1.40% to 2.00%	1.40% to 1.30%

Diversified Income Class 2 Division:
2015	17,071	$11.66 to $11.41	$198,791	0.78%	1.40% to 2.00%	(1.19)% to (1.81)%
2014	14,292	$11.80 to $11.62	$168,519	0.56%	1.40% to 2.00%	5.36% to 4.78%
2013	10,017	$11.20 to $11.09	$112,081	0.11%	1.40% to 2.00%	6.77% to 6.12%
2012 (5)	5,225	$10.49 to $10.45	$54,791	–%	1.25% to 1.85%	4.38% to 3.98%

Diversified International Class 1 Division:
2015	5,938	$3.17 to $24.34	$136,019	2.51%	0.44% to 2.00%	(0.77)% to (2.33)%
2014	6,681	$3.20 to $24.92	$154,009	2.17%	0.42% to 2.00%	(3.62)% to (5.14)%
2013	7,605	$3.32 to $26.27	$183,015	2.83%	0.42% to 2.00%	17.90% to 16.55%
2012	8,812	$2.70 to $22.54	$182,349	2.10%	0.38% to 1.85%	17.68% to 16.25%
2011	10,327	$2.39 to $19.39	$182,722	0.44%	0.44% to 1.85%	(10.58)% to (12.54)%

Diversified International Class 2 Division:
2015	23	$9.21 to $9.18	$210	3.16%	1.15% to 1.40%	(1.81)% to (2.03)%
2014 (10)	3	$9.38 to $9.37	$26	–%	1.15% to 1.40%	(3.89)% to (4.00)%

Dreyfus IP MidCap Stock Service Shares Division:
2015 (12)	5	$9.27 to $9.26	$44	–%	1.15% to 1.40%	(8.13)% to (8.23)%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Dreyfus Investment Portfolio Technology Growth Service Shares Division:
2015	266	$23.55 to $21.99	$6,205	–%	1.40% to 2.00%	4.43% to 3.78%
2014	226	$22.55 to $21.19	$5,041	–%	1.40% to 2.00%	5.13% to 4.49%
2013	217	$21.45 to $20.28	$4,605	–%	1.40% to 2.00%	30.71% to 30.00%
2012	203	$16.41 to $15.60	$3,300	–%	1.25% to 1.85%	13.96% to 13.21%
2011	191	$14.40 to $13.78	$2,726	–%	1.25% to 1.85%	(9.21)% to (9.70)%

Equity Income Class 1 Division:
2015	14,715	$1.88 to $13.42	$207,674	2.43%	0.55% to 2.00%	(4.33)% to (5.82)%
2014	17,409	$1.97 to $14.25	$258,967	2.35%	0.27% to 2.00%	12.33% to 10.55%
2013	22,006	$1.75 to $12.89	$293,600	3.07%	0.33% to 2.00%	26.77% to 24.90%
2012	26,639	$1.38 to $10.32	$282,998	3.01%	0.38% to 1.85%	12.54% to 10.97%
2011	30,579	$1.23 to $9.30	$291,224	0.55%	0.54% to 1.85%	5.00% to 3.45%

Equity Income Class 2 Division:
2015	104	$9.69 to $9.66	$1,006	3.12%	1.15% to 1.40%	(5.28)% to (5.48)%
2014 (10)	8	$10.23 to $10.22	$81	–%	1.15% to 1.40%	(0.97)%

Fidelity VIP Contrafund Service Class Division:
2015	1,786	$23.61 to $21.57	$42,171	0.90%	1.30% to 1.90%	(0.76)% to (1.33)%
2014	2,024	$23.79 to $21.86	$48,140	0.82%	1.30% to 1.90%	10.39% to 9.74%
2013	2,372	$21.55 to $19.92	$51,076	0.93%	1.30% to 1.90%	29.43% to 28.68%
2012	2,843	$16.65 to $15.48	$47,183	1.16%	1.25% to 1.85%	14.91% to 14.16%
2011	3,527	$14.49 to $13.56	$50,818	0.85%	1.25% to 1.85%	(3.85)% to (4.37)%

Fidelity VIP Contrafund Service Class 2 Division:
2015	2,325	$10.09 to $21.16	$50,809	0.80%	1.15% to 2.00%	(0.79)% to (1.58)%
2014	2,435	$10.17 to $21.50	$55,142	0.72%	1.15% to 2.00%	(0.78)% to 9.47%
2013	2,712	$20.78 to $19.64	$55,840	0.81%	1.40% to 2.00%	29.23% to 28.45%
2012	3,087	$16.08 to $15.29	$49,175	1.10%	1.25% to 1.85%	14.69% to 14.02%
2011	3,365	$14.02 to $13.41	$46,781	0.80%	1.25% to 1.85%	(3.97)% to (4.56)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Fidelity VIP Equity-Income Service Class 2 Division:
2015	1,877	$16.84 to $15.48	$31,472	2.86%	1.30% to 2.00%	(5.45)% to (6.12)%
2014	2,117	$17.81 to $16.49	$37,544	2.56%	1.30% to 2.00%	7.03% to 6.32%
2013	2,399	$16.64 to $15.51	$39,708	2.19%	1.30% to 2.00%	26.25% to 25.38%
2012	2,825	$13.18 to $12.37	$36,953	2.78%	1.25% to 1.85%	15.61% to 14.96%
2011	3,357	$11.40 to $10.76	$37,791	2.15%	1.25% to 1.85%	(0.61)% to (1.19)%

Fidelity VIP Growth Service Class Division:
2015	917	$15.48 to $14.13	$14,193	0.16%	1.30% to 1.90%	5.74% to 4.98%
2014	1,037	$14.64 to $13.46	$15,185	0.09%	1.30% to 1.90%	9.75% to 9.16%
2013	1,248	$13.34 to $12.33	$16,637	0.18%	1.30% to 1.90%	34.48% to 33.59%
2012	1,469	$9.92 to $9.23	$14,548	0.47%	1.25% to 1.85%	13.11% to 12.42%
2011	1,711	$8.77 to $8.21	$14,924	0.24%	1.25% to 1.85%	(1.13)% to (1.68)%

Fidelity VIP Growth Service Class 2 Division:
2015	480	$20.94 to $19.56	$9,985	0.03%	1.40% to 2.00%	5.39% to 4.77%
2014	481	$19.87 to $18.67	$9,442	–%	1.40% to 2.00%	9.48% to 8.80%
2013	467	$18.15 to $17.16	$8,346	0.05%	1.40% to 2.00%	34.25% to 33.44%
2012	501	$13.52 to $12.86	$6,666	0.34%	1.25% to 1.85%	12.95% to 12.31%
2011	560	$11.97 to $11.45	$6,609	0.12%	1.25% to 1.85%	(1.24)% to (1.89)%

Fidelity VIP Mid Cap Service Class Division:
2015	7	$10.40	$69	0.41%	0.95%	(2.44)%
2014 (9)	7	$10.66	$71	0.32%	0.95%	5.75%

Fidelity VIP Mid Cap Service Class 2 Division:
2015	829	$9.78 to $23.50	$19,266	0.27%	1.15% to 2.00%	(2.78)% to (3.57)%
2014	707	$10.06 to $24.37	$17,956	0.02%	1.15% to 2.00%	(0.20)% to 3.92%
2013	623	$24.80 to $23.45	$15,323	0.29%	1.40% to 2.00%	34.05% to 33.31%
2012	592	$18.50 to $17.59	$10,855	0.38%	1.25% to 1.85%	13.15% to 12.47%
2011	644	$16.35 to $15.64	$10,432	0.02%	1.25% to 1.85%	(11.95)% to (12.48)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Fidelity VIP Overseas Service Class 2 Division:
2015	1,940	$9.63 to $15.30	$31,477	1.08%	1.15% to 2.00%	2.12% to 1.26%
2014	2,368	$9.43 to $15.11	$37,741	1.04%	1.15% to 2.00%	(3.38)% to (10.11)%
2013	2,605	$17.79 to $16.81	$45,762	1.10%	1.40% to 2.00%	28.54% to 27.74%
2012	3,226	$13.84 to $13.16	$44,060	1.80%	1.25% to 1.85%	19.00% to 18.35%
2011	3,580	$11.63 to $11.12	$41,148	1.29%	1.25% to 1.85%	(18.27)% to (18.83)%

Franklin Global Real Estate VIP Class 2 Division:
2015	48	$10.50 to $9.54	$497	3.78%	1.15% to 2.00%	(0.57)% to (4.02)%
2014 (10)	4	$10.56 to $10.55	$42	–%	1.15% to 1.40%	1.05% to 0.96%

Franklin Rising Dividends VIP Class 4 Division:
2015	48	$9.84 to $9.81	$470	1.49%	1.15% to 1.40%	(4.84)% to (5.13)%
2014 (10)	7	$10.34	$71	–%	1.15% to 1.40%	(0.39)%

Franklin Small Cap Value VIP Class 2 Division:
2015	191	$17.18 to $16.53	$3,252	0.62%	1.30% to 2.00%	(8.57)% to (9.23)%
2014	191	$18.79 to $18.21	$3,577	0.62%	1.30% to 2.00%	(0.74)% to (1.41)%
2013	185	$18.93 to $18.47	$3,494	1.17%	1.30% to 2.00%	17.65% to 33.65%
2012	142	$14.07 to $13.82	$1,990	0.68%	1.25% to 1.85%	16.86% to 16.23%
2011	144	$12.04 to $11.89	$1,726	0.62%	1.25% to 1.85%	(4.90)% to (5.56)%

Goldman Sachs VIT Mid Cap Value Institutional Shares Division:
2015	689	$21.79 to $20.30	$14,902	0.38%	1.30% to 2.00%	(10.40)% to (11.04)%
2014	770	$24.32 to $22.82	$18,543	0.99%	1.30% to 2.00%	12.07% to 11.32%
2013	842	$21.70 to $20.50	$18,015	0.83%	1.30% to 2.00%	10.55% to 30.32%
2012	964	$16.54 to $15.73	$15,718	1.12%	1.25% to 1.85%	17.06% to 16.35%
2011	1,108	$14.13 to $13.52	$15,462	0.75%	1.25% to 1.85%	(7.59)% to (8.09)%

Goldman Sachs VIT Mid Cap Value Service Shares Division:
2015	51	$9.17 to $9.14	$469	0.18%	1.15% to 1.40%	(10.54)% to (10.74)%
2014 (10)	2	$10.25 to $10.24	$17	5.08%	1.15% to 1.40%	0.59% to 0.49%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division:
2015 (12)	1	$9.34 to $9.33	$12	6.02%	1.15% to 1.40%	(6.69)% to (6.79)%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division:
2015	351	$17.76 to $16.54	$6,193	0.28%	1.30% to 2.00%	(3.37)% to (4.12)%
2014	382	$18.38 to $17.25	$6,978	0.76%	1.30% to 2.00%	5.57% to 4.86%
2013	417	$17.41 to $16.45	$7,164	0.99%	1.30% to 2.00%	14.16% to 32.98%
2012	457	$13.00 to $12.37	$5,868	1.15%	1.25% to 1.85%	11.40% to 10.74%
2011	535	$11.67 to $11.17	$6,184	0.80%	1.25% to 1.85%	(0.60)% to (1.15)%

Goldman Sachs VIT Small Cap Equity Insights Service Shares Division:
2015	10	$10.24 to $10.20	$107	0.05%	1.15% to 1.40%	(3.58)% to (3.86)%
2014 (10)	–	$10.62 to $10.61	$5	6.02%	1.15% to 1.40%	1.63% to 1.53%

Government & High Quality Bond Class 1 Division:
2015	10,832	$2.80 to $11.51	$121,664	3.26%	0.42% to 2.00%	0.37% to (1.20)%
2014	12,521	$2.79 to $11.65	$141,359	3.77%	0.43% to 2.00%	4.64% to 2.92%
2013	14,619	$2.66 to $11.32	$159,944	3.86%	0.42% to 2.00%	(1.44)% to (2.83)%
2012	17,413	$2.58 to $11.65	$196,166	3.99%	0.40% to 1.85%	3.25% to 1.92%
2011	18,006	$2.61 to $11.43	$197,866	0.18%	0.39% to 1.85%	5.78% to 4.29%

Government & High Quality Bond Class 2 Division:
2015	100	$10.07 to $10.04	$1,003	3.74%	1.15% to 1.40%	(0.49)% to (0.79)%
2014 (10)	2	$10.12	$20	–%	1.15% to 1.40%	0.00% to 0.10%

Guggenheim Floating Rate Strategies Series F Division:
2015	81	$9.90 to $9.68	$787	2.66%	1.15% to 2.00%	(0.40)% to (3.20)%
2014 (10)	1	$9.94 to $9.93	$13	–%	1.15% to 1.40%	(0.80)% to (0.90)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Guggenheim Investments Global Managed Futures Strategy Division:
2015	11	$10.46 to $9.62	$114	3.08%	1.15% to 2.00%	(2.70)% to (3.99)%
2014 (10)	2	$10.75 to $10.74	$21	–%	1.15% to 1.40%	5.50% to 5.40%

Guggenheim Investments Long Short Equity Division:
2015	17	$10.46 to $9.84	$177	–%	1.15% to 2.00%	0.10% to (2.09)%
2014 (10)	4	$10.45 to $10.44	$43	–%	1.15% to 1.40%	2.96% to 2.86%

Guggenheim Investments Multi-Hedge Strategies Division:
2015	9	$10.33 to $9.96	$88	0.63%	1.15% to 2.00%	0.68% to (0.60)%
2014 (10)	1	$10.26 to $10.25	$8	–%	1.15% to 1.40%	2.29% to 2.30%

Guggenheim Macro Opportunities Series M Division:
2015	22	$9.91 to $9.66	$219	2.06%	1.15% to 2.00%	(1.49)% to (3.40)%
2014 (10)	–	$10.06 to $10.05	$–	–%	1.15% to 1.40%	–%

Income Class 1 Division:
2015 (12)	60	$9.71 to $9.67	$582	4.78%	1.30% to 2.00%	(2.61)% to (3.01)%

Income Class 2 Division:
2015 (12)	2	$9.70 to $9.69	$17	11.21%	1.15% to 1.40%	(2.71)% to (2.81)%

International Emerging Markets Class 1 Division:
2015	1,992	$3.10 to $24.67	$50,665	1.67%	0.41% to 2.00%	(14.17)% to (15.51)%
2014	2,140	$3.62 to $29.20	$64,255	0.91%	0.41% to 2.00%	(4.15)% to (5.65)%
2013	2,369	$3.77 to $30.95	$74,988	2.37%	0.40% to 2.00%	(5.42)% to (6.47)%
2012	2,577	$3.99 to $33.09	$86,313	1.30%	0.37% to 1.85%	20.29% to 18.60%
2011	2,866	$3.32 to $27.90	$80,663	0.26%	0.44% to 1.85%	(17.77)% to (19.01)%

International Emerging Markets Class 2 Division:
2015 (12)	4	$7.80 to $7.78	$33	1.58%	1.15% to 1.40%	(21.84)% to (21.97)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Invesco American Franchise Series I Division:
2015	294	$14.86 to $14.53	$4,369	–%	1.30% to 1.90%	3.70% to 3.05%
2014	321	$14.33 to $14.10	$4,607	0.04%	1.30% to 1.90%	7.02% to 6.33%
2013	385	$13.39 to $13.26	$5,160	0.43%	1.30% to 1.90%	38.33% to 37.55%
2012 (4)	458	$9.68 to $9.64	$4,432	–%	1.25% to 1.85%	(3.30)% to (3.70)%

Invesco Balanced-Risk Allocation Series II Division:
2015	20	$9.53 to $9.50	$191	4.91%	1.15% to 1.40%	(5.46)% to (5.75)%
2014 (10)	–	$10.08	$–	–%	1.15% to 1.40%	(0.69)%

Invesco Core Equity Series I Division:
2015	1,220	$14.60 to $13.34	$17,820	1.11%	1.30% to 1.90%	(7.01)% to (7.49)%
2014	1,369	$15.70 to $14.42	$21,497	0.83%	1.30% to 1.90%	6.73% to 6.11%
2013	1,606	$14.71 to $13.59	$23,623	1.34%	1.30% to 1.90%	27.69% to 26.77%
2012	1,934	$11.52 to $10.72	$22,263	0.95%	1.25% to 1.85%	12.39% to 11.78%
2011	2,296	$10.25 to $9.59	$23,462	0.93%	1.25% to 1.85%	(1.25)% to (1.84)%

Invesco Global Health Care Series I Division:
2015	461	$22.92 to $21.00	$10,562	–%	1.30% to 1.90%	1.82% to 1.25%
2014	485	$22.51 to $20.74	$10,917	–%	1.30% to 1.90%	18.10% to 17.37%
2013	551	$19.06 to $17.67	$10,479	0.69%	1.30% to 1.90%	38.82% to 37.94%
2012	551	$13.73 to $12.81	$7,547	–%	1.25% to 1.85%	19.39% to 18.72%
2011	592	$11.50 to $10.79	$6,751	–%	1.25% to 1.85%	2.68% to 1.98%

Invesco Global Health Care Series II Division:
2015	78	$10.52 to $10.48	$814	–%	1.15% to 1.40%	1.74% to 1.45%
2014 (10)	7	$10.34 to $10.33	$71	–%	1.15% to 1.40%	0.39%

Invesco International Growth Series I Division:
2015	954	$10.69 to $10.21	$10,161	1.50%	1.40% to 2.00%	(3.69)% to (4.31)%
2014	943	$11.10 to $10.67	$10,425	1.67%	1.40% to 2.00%	(1.07)% to (1.66)%
2013	791	$11.22 to $10.85	$8,853	1.35%	1.40% to 2.00%	17.61% to 16.92%
2012	735	$9.54 to $9.28	$6,999	1.65%	1.25% to 1.85%	14.25% to 13.59%
2011	700	$8.35 to $8.17	$5,831	1.58%	1.25% to 1.85%	(7.73)% to (8.20)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Invesco International Growth Series II Division:
2015	46	$9.25 to $9.22	$429	1.81%	1.15% to 1.40%	(3.75)% to (3.96)%
2014 (10)	3	$9.61 to $9.60	$32	–%	1.15% to 1.40%	(3.12)% to (3.23)%

Invesco Mid Cap Growth Series I Division:
2015	113	$14.11 to $13.81	$1,594	–%	1.30% to 1.90%	(0.14)% to (0.65)%
2014	110	$14.13 to $13.90	$1,554	–%	1.30% to 1.90%	6.64% to 5.95%
2013	126	$13.25 to $13.12	$1,672	0.39%	1.30% to 1.90%	35.34% to 34.56%
2012 (4)	162	$9.79 to $9.75	$1,589	–%	1.25% to 1.85%	(2.59)% to (2.99)%

Invesco Small Cap Equity Series I Division:
2015	372	$21.47 to $20.01	$7,928	–%	1.30% to 2.00%	(6.77)% to (7.40)%
2014	408	$23.03 to $21.61	$9,327	–%	1.30% to 2.00%	1.05% to 0.37%
2013	469	$22.79 to $21.53	$10,623	0.01%	1.30% to 2.00%	35.74% to 34.82%
2012	510	$16.79 to $15.97	$8,502	–%	1.25% to 1.85%	12.46% to 11.83%
2011	592	$14.93 to $14.28	$8,774	–%	1.25% to 1.85%	(1.97)% to (2.59)%

Invesco Technology Series I Division:
2015	357	$9.68 to $8.86	$3,452	–%	1.30% to 1.90%	5.45% to 4.73%
2014	411	$9.18 to $8.46	$3,772	–%	1.30% to 1.90%	9.68% to 9.02%
2013	410	$8.37 to $7.76	$3,426	–%	1.30% to 1.90%	23.45% to 22.78%
2012	498	$6.78 to $6.32	$3,350	–%	1.25% to 1.85%	9.89% to 9.15%
2011	591	$6.17 to $5.79	$3,591	0.17%	1.25% to 1.85%	(6.23)% to (6.76)%

Invesco Value Opportunities Series I Division:
2015	338	$13.25 to $12.38	$4,445	2.63%	1.40% to 2.00%	(11.67)% to (12.14)%
2014	360	$15.00 to $14.09	$5,348	1.37%	1.40% to 2.00%	5.19% to 4.53%
2013	401	$14.26 to $13.48	$5,666	1.46%	1.40% to 2.00%	32.04% to 31.13%
2012	428	$10.80 to $10.28	$4,582	1.43%	1.25% to 1.85%	16.13% to 15.64%

Janus Aspen Enterprise Service Shares Division:
2015	580	$15.15 to $13.84	$8,794	0.76%	1.30% to 1.90%	2.43% to 1.84%
2014	643	$14.79 to $13.59	$9,503	0.03%	1.30% to 1.90%	10.79% to 10.13%
2013	744	$13.35 to $12.34	$9,931	0.36%	1.30% to 1.90%	30.37% to 29.62%
2012	889	$10.24 to $9.52	$9,083	–%	1.25% to 1.85%	15.45% to 14.84%
2011	1,085	$8.87 to $8.29	$9,564	–%	1.25% to 1.85%	(2.85)% to (3.49)%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Janus Aspen Flexible Bond Service Shares Division:
2015	80	$9.93 to $9.90	$796	2.28%	1.15% to 1.40%	(1.19)% to (1.39)%
2014 (10)	7	$10.05 to $10.04	$73	4.49%	1.15% to 1.40%	(0.10)% to (0.20)%

LargeCap Growth Class 1 Division:
2015	2,849	$3.46 to $27.63	$49,543	0.14%	0.47% to 2.00%	4.54% to 2.91%
2014	3,191	$3.31 to $26.85	$53,469	0.54%	0.41% to 2.00%	10.65% to 8.92%
2013	3,571	$2.99 to $24.65	$55,522	1.44%	0.42% to 2.00%	33.35% to 31.40%
2012	3,916	$2.16 to $18.76	$48,013	0.29%	0.41% to 1.85%	16.10% to 14.67%
2011	4,423	$1.93 to $16.36	$47,766	–%	0.44% to 1.85%	(4.63)% to (5.98)%

LargeCap Growth Class 2 Division:
2015	42	$10.47 to $10.44	$442	–%	1.15% to 1.40%	3.46% to 3.26%
2014 (10)	1	$10.12 to $10.11	$6	–%	1.15% to 1.40%	(0.39)% to (0.49)%

LargeCap Growth I Class 1 Division:
2015	2,158	$2.22 to $53.15	$105,642	0.23%	0.45% to 2.00%	7.32% to 5.62%
2014	2,292	$2.07 to $50.32	$109,226	0.12%	0.41% to 2.00%	8.16% to 6.47%
2013	2,572	$1.91 to $47.26	$114,518	0.38%	0.40% to 2.00%	35.57% to 33.54%
2012	2,847	$1.41 to $35.39	$97,185	0.07%	0.44% to 1.85%	15.89% to 14.23%
2011	3,256	$1.22 to $30.98	$97,585	–%	0.44% to 1.85%	(0.74)% to (2.15)%

LargeCap Growth I Class 2 Division:
2015 (12)	49	$9.99 to $9.98	$491	0.50%	1.15% to 1.40%	(0.60)% to (0.70)%

LargeCap S&P 500 Index Class 1 Division:
2015	5,945	$2.01 to $14.64	$92,317	1.44%	0.48% to 2.00%	0.72% to (0.88)%
2014	6,500	$1.99 to $14.77	$102,363	1.24%	0.37% to 2.00%	12.81% to 11.05%
2013	7,202	$1.76 to $13.30	$101,189	1.22%	0.40% to 2.00%	31.49% to 29.50%
2012	7,893	$1.34 to $10.27	$85,828	1.07%	0.41% to 1.85%	15.02% to 13.36%
2011	9,228	$1.17 to $9.06	$88,077	0.05%	0.50% to 1.85%	1.31% to (0.11)%

LargeCap S&P 500 Index Class 2 Division:
2015 (12)	16	$9.66 to $9.64	$151	2.15%	1.15% to 1.40%	(3.69)% to (3.89)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
LargeCap Value Class 1 Division:
2015	3,206	$5.21 to $35.43	$79,223	1.69%	0.46% to 2.00%	(1.51)% to (3.06)%
2014	3,695	$61.32 to $36.55	$91,487	2.20%	0.09% to 2.00%	10.64% to 8.97%
2013	4,234	$4.78 to $33.54	$95,526	2.52%	0.43% to 2.00%	30.28% to 28.36%
2012	4,706	$3.51 to $26.13	$84,330	1.26%	0.42% to 1.85%	17.82% to 16.39%
2011	5,519	$36.07 to $22.45	$83,241	–%	0.31% to 1.85%	0.69% to (0.66)%

LargeCap Value Class 2 Division:
2015 (12)	1	$9.58 to $9.56	$10	1.46%	1.15% to 1.40%	(4.68)% to (4.88)%

MFS VIT International Value Service Class Division:
2015	160	$10.34 to $9.45	$1,563	2.01%	1.15% to 2.00%	5.19% to (5.41)%
2014 (10)	6	$9.83	$61	–%	1.15% to 1.40%	(2.090)%

MFS VIT New Discovery Service Class Division:
2015	121	$9.15 to $10.25	$1,253	–%	1.15% to 2.00%	(9.50)% to (4.12)%
2014	88	$10.81 to $10.69	$944	–%	1.30% to 2.00%	(8.70)% to (9.33)%
2013 (6)	51	$11.84 to $11.79	$598	–%	1.30% to 2.00%	17.00% to 16.50%

MFS VIT Utilities Service Class Division:
2015	626	$8.26 to $18.25	$10,898	4.07%	1.15% to 2.00%	(15.71)% to (16.48)%
2014	550	$9.80 to $21.85	$12,181	2.02%	1.15% to 2.00%	(2.68)% to 10.24%
2013	425	$20.38 to $19.82	$8,631	2.03%	1.40% to 2.00%	18.70% to 17.98%
2012	311	$17.17 to $16.80	$5,324	6.80%	1.25% to 1.85%	11.78% to 11.11%
2011	212	$15.36 to $15.12	$3,243	3.24%	1.25% to 1.85%	5.21% to 4.56%

MFS VIT Value Service Class Division:
2015	244	$21.32 to $20.49	$5,168	2.12%	1.40% to 2.00%	(2.34)% to (2.89)%
2014	238	$21.83 to $21.10	$5,175	1.34%	1.40% to 2.00%	8.66% to 7.98%
2013	222	$20.09 to $19.54	$4,442	1.11%	1.40% to 2.00%	33.84% to 33.02%
2012	133	$15.01 to $14.69	$1,987	1.32%	1.25% to 1.85%	14.41% to 13.79%
2011	114	$13.12 to $12.91	$1,498	1.29%	1.25% to 1.85%	(1.65)% to (2.27)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
MidCap Class 1 Division:
2015	4,922	$9.58 to 74.62	$339,892	0.51%	0.48% to 2.00%	1.22% to (0.36)%
2014	5,671	$9.46 to 74.89	$389,291	0.51%	0.40% to 2.00%	12.51% to 10.75%
2013	6,669	$8.41 to $67.62	$412,319	1.44%	0.43% to 2.00%	33.37% to 31.38%
2012	7,660	$6.06 to $51.47	$362,857	0.87%	0.42% to 1.85%	18.68% to 17.24%
2011	8,881	$5.30 to $43.90	$355,563	–%	0.44% to 1.85%	7.84% to 6.32%

Money Market Class 1 Division:
2015	6,067	$1.67 to $12.09	$49,380	–%	0.38% to 2.00%	(0.42)% to (1.95)%
2014	6,700	$0.00 to $12.33	$55,230	–%	0.00% to 2.00%	(100.00)% to (1.99)%
2013	6,956	$2.42 to $12.58	$65,639	–%	0.00% to 2.00%	(1.00)% to (1.87)%
2012	8,221	$2.19 to $12.82	$81,007	–%	0.00% to 1.85%	(1.49)% to (1.84)%
2011	9,682	$2.47 to $13.06	$101,686	–%	0.00% to 1.85%	(0.99)% to (1.88)%

Money Market Class 2 Division:
2015	140	$9.85 to $9.82	$1,381	–%	1.15% to 1.40%	(1.20)% to (1.41)%
2014 (10)	22	$9.97 to $9.96	$217	–%	1.15% to 1.40%	(0.10)%

Neuberger Berman AMT Large Cap Value I Class Division:
2015	244	$16.64 to $15.54	$4,048	0.76%	1.40% to 2.00%	(13.02)% to (13.57)%
2014	276	$19.13 to $17.98	$5,241	0.72%	1.40% to 2.00%	8.32% to 7.66%
2013	312	$17.66 to $16.70	$5,443	1.11%	1.40% to 2.00%	29.38% to 28.66%
2012	394	$13.65 to $12.98	$5,317	0.41%	1.25% to 1.85%	15.19% to 14.46%
2011	396	$11.85 to $11.34	$4,642	–%	1.25% to 1.85%	(12.48)% to (12.97)%

Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division:
2015 (12)	286	$9.19 to $9.58	$2,746	–%	1.15% to 2.00%	(8.83)% to (4.49)%

Neuberger Berman AMT Socially Responsive I Class Division:
2015	246	$20.74 to $19.37	$5,077	0.55%	1.40% to 2.00%	(1.85)% to (2.47)%
2014	290	$21.13 to $19.86	$6,077	0.35%	1.40% to 2.00%	8.81% to 8.23%
2013	387	$19.42 to $18.35	$7,439	0.68%	1.40% to 2.00%	35.80% to 34.93%
2012	460	$14.30 to $13.60	$6,518	0.23%	1.25% to 1.85%	9.66% to 8.97%
2011	495	$13.04 to $12.48	$6,401	0.35%	1.25% to 1.85%	(4.33)% to (4.88)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Oppenheimer Main Street Small Cap Service Shares Division:
2015	48	$11.78 to $11.60	$561	0.70%	1.30% to 1.90%	(7.32)% to (7.86)%
2014	52	$12.71 to $12.59	$658	0.67%	1.30% to 1.90%	10.23% to 9.57%
2013 (6)	33	$11.53 to $11.49	$378	0.06%	1.30% to 1.90%	15.07% to 14.67%

PIMCO All Asset Administrative Class Division:
2015	322	$12.91 to $12.40	$4,147	3.26%	1.40% to 2.00%	(10.22)% to (10.79)%
2014	366	$14.38 to $13.90	$5,247	5.21%	1.40% to 2.00%	(0.90)% to (1.56)%
2013	346	$14.51 to $14.12	$4,994	4.45%	1.40% to 2.00%	(1.09)% to (1.60)%
2012	322	$14.67 to $14.35	$4,703	5.79%	1.25% to 1.85%	13.54% to 12.81%
2011	201	$12.92 to $12.72	$2,597	6.77%	1.25% to 1.85%	0.70% to 0.08%

PIMCO All Asset Advisor Class Division:
2015 (12)	–	$8.77 to $8.75	$–	–%	1.15% to 1.40%	(12.12)% to (12.32)%

PIMCO Commodity Real Return Strategy M Class Division:
2015 (12)	2	$7.24 to $7.22	$13	–%	1.15% to 1.40%	(27.45)% to (27.66)%

PIMCO High Yield Administrative Class Division:
2015	1,190	$9.61 to $12.97	$15,656	5.25%	1.15% to 2.00%	(2.73)% to (3.57)%
2014	1,160	$9.88 to $13.45	$16,015	5.25%	1.15% to 2.00%	(1.20)% to 1.28%
2013	1,048	$13.60 to $13.28	$14,204	5.56%	1.40% to 2.00%	4.37% to 3.75%
2012	1,126	$13.03 to $12.80	$14,597	5.82%	1.25% to 1.85%	12.91% to 12.18%
2011	1,338	$11.54 to $11.41	$15,396	6.67%	1.25% to 1.85%	2.03% to 1.51%

PIMCO Low Duration Advisor Class Division:
2015 (12)	37	$9.89 to $9.84	$361	11.09%	1.15% to 2.00%	(1.10)% to (1.60)%

PIMCO Total Return Administrative Class Division:
2015	2,192	$10.04 to $11.94	$27,067	4.91%	1.15% to 2.00%	(0.69)% to (1.57)%
2014	2,330	$10.11 to $12.13	$29,159	2.19%	1.15% to 2.00%	(0.30)% to 2.19%
2013	2,556	$12.21 to $11.87	$31,116	2.20%	1.40% to 2.00%	(3.17)% to (3.81)%
2012	3,618	$12.61 to $12.34	$45,490	2.48%	1.25% to 1.85%	8.24% to 7.59%
2011	2,292	$11.65 to $11.47	$26,662	2.60%	1.25% to 1.85%	2.28% to 1.68%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Principal Capital Appreciation Class 1 Division:
2015	8,683	$16.68 to $15.37	$116,745	0.32%	0.95% to 2.00%	1.21% to 0.13%
2014	1,161	$16.48 to $15.35	$18,505	3.13%	0.95% to 2.00%	11.35% to 10.19%
2013	1,169	$14.80 to $13.93	$16,817	6.72%	0.95% to 2.00%	31.44% to 30.19%
2012	1,038	$11.26 to $10.70	$11,418	1.13%	0.95% to 1.85%	12.71% to 11.69%
2011	936	$9.99 to $9.58	$9,164	–%	0.95% to 1.85%	(0.79)% to (1.64)%

Principal Capital Appreciation Class 2 Division:
2015	61	$10.40 to $10.36	$632	0.05%	1.15% to 1.40%	0.78% to 0.48%
2014 (10)	19	$10.32 to $10.31	$192	–%	1.15% to 1.40%	(0.29)%

Principal LifeTime Strategic Income Class 1 Division:
2015	1,254	$12.50 to $12.79	$17,075	2.13%	0.95% to 2.00%	(1.88)% to (2.96)%
2014	1,565	$12.74 to $13.18	$21,738	2.51%	0.95% to 2.00%	3.58% to 2.49%
2013	1,813	$12.30 to $12.86	$24,406	2.72%	0.95% to 2.00%	4.15% to 3.21%
2012	1,977	$11.81 to $12.46	$25,654	1.77%	0.95% to 1.85%	8.65% to 7.60%
2011	2,070	$10.87 to $11.58	$24,819	3.13%	0.95% to 1.85%	2.45% to 1.58%

Principal LifeTime 2010 Class 1 Division:
2015	1,925	$13.25 to $13.94	$28,521	2.18%	0.95% to 2.00%	(2.14)% to (3.13)%
2014	2,223	$13.54 to $14.39	$33,743	2.17%	0.95% to 2.00%	3.83% to 2.71%
2013	2,531	$13.04 to $14.01	$36,994	2.38%	0.95% to 2.00%	9.76% to 8.77%
2012	2,851	$11.88 to $12.88	$38,033	1.90%	0.95% to 1.85%	10.82% to 9.71%
2011	3,124	$10.72 to $11.74	$37,726	2.71%	0.95% to 1.85%	0.47% to (0.42)%

Principal LifeTime 2020 Class 1 Division:
2015	7,249	$14.14 to $15.32	$117,718	2.54%	0.95% to 2.00%	(2.01)% to (3.10)%
2014	8,649	$14.43 to $15.81	$143,695	2.31%	0.95% to 2.00%	4.72% to 3.60%
2013	11,078	$13.78 to $15.26	$176,094	2.14%	0.95% to 2.00%	14.93% to 13.88%
2012	12,377	$11.99 to $13.40	$171,673	1.71%	0.95% to 1.85%	13.65% to 12.61%
2011	13,310	$10.55 to $11.90	$163,065	2.49%	0.95% to 1.85%	(1.95)% to (2.86)%

Principal LifeTime 2020 Class 2 Division:
2015 (12)	2	$9.40 to $9.38	$16	6.44%	1.15% to 1.40%	(6.00)% to (6.20)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Principal LifeTime 2030 Class 1 Division:
2015	4,235	$14.22 to $15.41	$68,802	2.56%	0.95% to 2.00%	(2.00)% to (3.02)%
2014	4,403	$14.51 to $15.89	$73,233	2.15%	0.95% to 2.00%	5.07% to 3.99%
2013	4,540	$13.81 to $15.28	$72,233	1.94%	0.95% to 2.00%	17.93% to 16.73%
2012	4,718	$11.71 to $13.09	$63,923	1.60%	0.95% to 1.85%	14.47% to 13.43%
2011	4,956	$10.23 to $11.54	$58,812	1.96%	0.95% to 1.85%	(3.12)% to (3.99)%

Principal LifeTime 2030 Class 2 Division:
2015 (12)	2	$9.34 to $9.33	$16	3.07%	1.15% to 1.40%	(6.69)% to (6.79)%

Principal LifeTime 2040 Class 1 Division:
2015	804	$14.56 to $16.07	$13,719	2.40%	0.95% to 2.00%	(1.82)% to (2.78)%
2014	833	$14.83 to $16.53	$14,504	2.00%	0.95% to 2.00%	5.25% to 4.09%
2013	787	$14.09 to $15.88	$13,053	1.57%	0.95% to 2.00%	21.26% to 20.21%
2012	852	$11.62 to $13.21	$11,702	1.57%	0.95% to 1.85%	15.62% to 14.57%
2011	874	$10.05 to $11.53	$10,412	1.61%	0.95% to 1.85%	(4.10)% to (5.02)%

Principal LifeTime 2040 Class 2 Division:
2015 (12)	–	$9.32 to $9.31	$–	–%	1.15% to 1.40%	(6.89)% to (6.99)%

Principal LifeTime 2050 Class 1 Division:
2015	520	$14.59 to $16.17	$8,937	2.52%	0.95% to 2.00%	(1.62)% to (2.65)%
2014	493	$14.83 to $16.61	$8,618	2.19%	0.95% to 2.00%	5.18% to 4.07%
2013	501	$14.10 to $15.96	$8,354	1.58%	0.95% to 2.00%	22.61% to 21.46%
2012	486	$11.50 to $13.14	$6,618	1.45%	0.95% to 1.85%	16.04% to 14.96%
2011	470	$9.91 to $11.43	$5,533	1.50%	0.95% to 1.85%	(4.89)% to (5.69)%

Principal LifeTime 2050 Class 2 Division:
2015 (12)	3	$9.31 to $9.29	$25	3.71%	1.15% to 1.40%	(7.09)% to (7.29)%

Real Estate Securities Class 1 Division:
2015	1,589	$5.04 to $48.72	$81,337	1.51%	0.46% to 2.00%	3.77% to 2.14%
2014	1,761	$4.86 to $47.70	$87,932	1.59%	0.38% to 2.00%	32.26% to 30.19%
2013	1,880	$3.67 to $36.64	$72,398	1.29%	0.49% to 2.00%	3.66% to 2.15%
2012	2,051	$3.54 to $35.87	$76,907	1.40%	0.48% to 1.85%	16.68% to 15.00%
2011	2,278	$3.04 to $31.19	$73,765	–%	0.66% to 1.85%	8.48% to 6.92%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Real Estate Securities Class 2 Division:
2015	148	$11.71 to $11.67	$1,733	1.89%	1.15% to 1.40%	2.81% to 2.55%
2014 (10)	16	$11.39 to $11.38	$181	–%	1.15% to 1.40%	3.45% to 3.36%

Rydex Basic Materials Division:
2015 (12)	–	$7.71 to $7.70	$–	–%	1.15% to 1.40%	(22.75)% to (22.85)%

Rydex Commodities Strategy Division:
2015	13	$4.63 to $6.40	$77	–%	1.15% to 2.00%	(34.60)% to (35.81)%
2014 (10)	2	$7.08 to $7.07	$11	–%	1.15% to 1.40%	(20.00)% to (20.11)%

Rydex NASDAQ 100 Division:
2015	59	$11.00 to $10.97	$646	–%	1.15% to 1.40%	7.00% to 6.71%
2014 (10)	9	$10.28	$97	–%	1.15% to 1.40%	(1.34)%

SAM Balanced Portfolio Class 1 Division:
2015	44,023	$2.00 to $13.02	$598,643	2.90%	0.42% to 2.00%	(1.23)% to (2.76)%
2014	49,402	$2.02 to $13.39	$687,748	2.66%	0.48% to 2.00%	6.37% to 4.69%
2013	58,685	$1.90 to $12.79	$775,903	2.43%	0.57% to 2.00%	15.50% to 15.54%
2012	61,098	$11.65 to $11.07	$697,358	0.69%	0.95% to 1.85%	11.70% to 10.70%
2011	64,434	$10.43 to $10.00	$660,873	2.77%	0.95% to 1.85%	0.00% to (0.89)%

SAM Balanced Portfolio Class 2 Division:
2015	383	$9.82 to $9.79	$3,759	3.22%	1.15% to 1.40%	(2.19)% to (2.39)%
2014 (10)	63	$10.04 to $10.03	$634	–%	1.15% to 1.40%	(0.69)% to (0.79)%

SAM Conservative Balanced Portfolio Class 1 Division:
2015	11,177	$13.98 to $12.88	$150,875	3.19%	0.95% to 2.00%	(1.69)% to (2.79)%
2014	12,217	$14.22 to $13.25	$168,582	2.97%	0.95% to 2.00%	5.18% to 4.17%
2013	13,493	$13.52 to $12.72	$177,876	2.87%	0.95% to 2.00%	10.46% to 9.37%
2012	13,568	$12.24 to $11.63	$162,474	0.82%	0.95% to 1.85%	10.17% to 9.20%
2011	14,050	$11.11 to $10.65	$153,302	3.19%	0.95% to 1.85%	1.37% to 0.38%

SAM Conservative Balanced Portfolio Class 2 Division:
2015	306	$9.83 to $9.80	$3,002	3.57%	1.15% to 1.40%	(2.09)% to (2.29)%
2014 (10)	55	$10.04 to $10.03	$553	–%	1.15% to 1.40%	(0.50)% to (0.59)%

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015
				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
SAM Conservative Growth Portfolio Class 1 Division:
2015	7,589	$13.80 to $12.71	$100,958	2.27%	0.95% to 2.00%	(1.99)% to (3.05)%
2014	7,463	$14.08 to $13.11	$101,757	1.82%	0.95% to 2.00%	6.42% to 5.30%
2013	6,963	$13.23 to $12.45	$89,642	1.82%	0.95% to 2.00%	21.94% to 20.76%
2012	6,406	$10.85 to $10.31	$67,909	0.44%	0.95% to 1.85%	13.14% to 12.07%
2011	6,161	$9.59 to $9.20	$57,954	2.01%	0.95% to 1.85%	(1.44)% to (2.23)%

SAM Conservative Growth Portfolio Class 2 Division:
2015	564	$9.80 to $9.77	$5,522	2.62%	1.15% to 1.40%	(2.49)% to (2.79)%
2014 (10)	43	$10.05	$430	–%	1.15% to 1.40%	(0.79)%

SAM Flexible Income Portfolio Class 1 Division:
2015	12,622	$14.00 to $12.90	$170,645	3.57%	0.95% to 2.00%	(2.23)% to (3.23)%
2014	13,335	$14.32 to $13.33	$185,235	3.60%	0.95% to 2.00%	5.06% to 3.90%
2013	13,976	$13.63 to $12.83	$185,636	3.43%	0.95% to 2.00%	6.73% to 5.68%
2012	14,864	$12.77 to $12.14	$185,716	1.13%	0.95% to 1.85%	9.52% to 8.59%
2011	14,070	$11.66 to $11.18	$160,984	3.86%	0.95% to 1.85%	2.46% to 1.54%

SAM Flexible Income Portfolio Class 2 Division:
2015	454	$9.76 to $9.73	$4,421	4.01%	1.15% to 1.40%	(2.69)% to (2.89)%
2014 (10)	42	$10.03 to $10.02	$418	–%	1.15% to 1.40%	(0.50)%

SAM Strategic Growth Portfolio Class 1 Division:
2015	5,064	$13.73 to $12.65	$66,773	2.26%	0.95% to 2.00%	(2.49)% to (3.58)%
2014	4,851	$14.08 to $13.12	$65,972	1.52%	0.95% to 2.00%	7.65% to 6.58%
2013	4,539	$13.08 to $12.31	$57,654	1.43%	0.95% to 2.00%	26.25% to 24.97%
2012	4,171	$10.36 to $9.85	$42,188	0.24%	0.95% to 1.85%	14.35% to 13.48%
2011	4,626	$9.06 to $8.68	$41,082	1.50%	0.95% to 1.85%	(2.79)% to (3.77)%

SAM Strategic Growth Portfolio Class 2 Division:
2015	169	$9.79 to $9.76	$1,650	2.36%	1.15% to 1.40%	(2.97)% to (3.17)%
2014 (10)	62	$10.09 to $10.08	$624	–%	1.15% to 1.40%	(0.69)% to (0.79)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Short-Term Income Class 1 Division:
2015	9,431	$11.89 to $11.04	$108,512	2.61%	0.85% to 2.00%	(0.17)% to (1.25)%
2014	11,376	$11.91 to $11.18	$131,612	1.68%	0.85% to 2.00%	0.85% to (0.27)%
2013	13,303	$11.81 to $11.21	$153,216	1.87%	0.85% to 2.00%	0.34% to (0.80)%
2012	14,402	$11.77 to $11.30	$166,187	2.09%	0.85% to 1.85%	4.07% to 3.10%
2011	14,110	$11.31 to $10.96	$157,122	0.15%	0.85% to 1.85%	0.53% to (0.54)%

Short-Term Income Class 2 Division:
2015	78	$9.95 to $9.92	$775	3.33%	1.15% to 1.40%	(0.60)% to (0.80)%
2014 (10)	9	$10.01 to $10.00	$94	–%	1.15% to 1.40%	(0.10)%

SmallCap Blend Class 1 Division:
2015	5,906	$2.16 to $18.62	$116,459	0.08%	0.55% to 2.00%	(0.50)% to (2.10)%
2014	1,636	$2.17 to $19.02	$33,528	0.35%	0.45% to 2.00%	4.45% to 2.81%
2013	1,736	$2.08 to $18.50	$34,644	0.33%	0.38% to 2.00%	47.19% to 21.95%
2012	1,931	$1.41 to $12.76	$26,674	–%	0.32% to 1.85%	14.22% to 12.62%
2011	2,287	$1.24 to $11.33	$27,780	0.35%	0.34% to 1.85%	(1.89)% to (3.25)%

SmallCap Blend Class 2 Division:
2015 (11)	86	$9.14 to $9.12	$785	0.09%	1.15% to 1.40%	(7.21)% to (7.41)%

T. Rowe Price Blue Chip Growth Portfolio II Division:
2015	715	$23.96 to $22.38	$16,984	–%	1.40% to 2.00%	9.26% to 8.59%
2014	581	$21.93 to $20.61	$12,613	–%	1.40% to 2.00%	7.34% to 6.73%
2013	566	$20.43 to $19.31	$11,456	–%	1.40% to 2.00%	38.98% to 38.13%
2012	567	$14.70 to $13.98	$8,278	–%	1.25% to 1.85%	16.48% to 15.73%
2011	562	$12.62 to $12.08	$7,052	–%	1.25% to 1.85%	0.08% to (0.49)%

T. Rowe Price Health Sciences Portfolio II Division:
2015	725	$49.19 to $45.95	$35,403	–%	1.40% to 2.00%	10.89% to 10.24%
2014	686	$44.36 to $41.68	$30,107	–%	1.40% to 2.00%	29.40% to 28.64%
2013	631	$34.28 to $32.40	$21,393	–%	1.40% to 2.00%	48.59% to 47.68%
2012	515	$23.07 to $21.94	$11,743	–%	1.25% to 1.85%	29.32% to 28.53%
2011	439	$17.84 to $17.07	$7,738	–%	1.25% to 1.85%	9.05% to 8.38%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value				Total Return (3)
		Corresponding			Expense	Corresponding
		to Lowest	Net	Investment	Ratio (2)	to Lowest
	Units	to Highest	Assets	Income	Lowest to	to Highest
Division	(000's)	Expense Ratio	(000's)	Ratio (1)	Highest	Expense Ratio
Templeton Global Bond VIP Class 4 Division:
2015	116	$9.22 to $9.34	$1,072	6.23%	1.15% to 2.00%	(5.44)% to (6.60)%
2014 (10)	7	$9.75 to $9.74	$68	–%	1.15% to 1.40%	(2.30)% to (2.31)%

Templeton Growth VIP Class 2 Division:
2015	44	$19.60	$869	2.66%	0.85%	(7.28)%
2014	45	$21.14	$960	1.34%	0.85%	(3.65)%
2013	49	$21.94	$1,071	2.65%	0.85%	29.82%
2012	61	$16.90	$1,032	2.23%	0.85%	20.28%
2011	69	$14.05	$964	1.35%	0.85%	(7.75)%

The Merger Fund Division:
2015 (12)	–	$9.65 to $9.64	$–	–%	1.15% to 1.40%	(3.50)% to (3.60)%

Van Eck Global Hard Assets Class S Division:
2015	665	$5.00 to $7.64	$5,127	0.03%	1.15% to 2.00%	(34.30)% to (34.92)%
2014	591	$7.61 to $11.74	$7,087	–%	1.15% to 2.00%	(13.82)% to (20.94)%
2013	584	$15.27 to $14.85	$8,885	0.49%	1.30% to 2.00%	8.92% to 8.24%
2012	565	$14.02 to $13.72	$7,902	0.68%	1.25% to 1.85%	1.82% to 1.18%
2011	559	$13.77 to $13.56	$7,688	0.73%	1.25% to 1.85%	(17.74)% to (18.21)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists then a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commencement of operations, April 27, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(5)	Commencement of operations, May 21, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(6)	Commencement of operations, May 20, 2013. Investment income ratios have been annualized for the period ended December 31, 2013.
(7)	Commencement of operations, December 2, 2013. Investment income ratios have been annualized for the period December 31, 2013.
(8)	Commencement of operations, April 24, 2014. Investment income ratios have been annualized for the period December 31, 2014.
(9)	Commencement of operations, May 17, 2014. Investment income ratios have been annualized for the period December 31, 2014.
(10)	Commencement of operations, November 10, 2014. Investment income ratios have been annualized for the period December 31, 2014.
(11)	Commencement of operations, April 17, 2015. Investment income ratios have been annualized for the period December 31, 2015.
(12)	Commencement of operations, May 18, 2015. Investment income ratios have been annualized for the period December 31, 2015.
(13)	Represented the operations of DWS Alternative Asset Allocation Class B Division until May 18, 2015.
(14)	Represented the operations of DWS Equity 500 Index Class B2 Division until May 18, 2015.
(15)	Represented the operations of DWS Small Mid Cap Value Class B Division until May 18, 2015.

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding unit values and total return.

Division	2015 Unit Value ($)	2015 Total Return (%)
American Century VP Inflation Protection Class II Division	9.55 and 12.61	(3.31)
American Century VP Value Class II Division	9.59 and 20.14	–
American Funds Insurance Series New World Fund Class 2 Division	8.61 and 8.93	–
Balanced Class 1 Division	3.15 and 28.26	–
Bond & Mortgage Securities Class 1 Division	2.68, 21.34, 23.31 and 23.37	–
Deutsche Small Mid Cap Value Class B Division	9.72,11.22, 11.38 and 11.40	–
Diversified Balanced Managed Volatility Class 2 Division	9.63, 9.66, 10.02 and 10.47	(3.60) and (3.30)
Diversified Growth Managed Volatility Class 2 Division	9.56, 9.60, 10.00 and 10.54	(4.50) and (4.10)
Diversified International Class 1 Division	3.03, 24.40, 26.65 and 26.72	–
Equity Income Class 1 Division	13.45, 14.16 and 14.20	–
Fidelity VIP Contrafund Service Class 2 Division	10.06 and 22.65	–
Fidelity VIP Mid Cap Service Class 2 Division	9.75 and 25.16	–
Fidelity VIP Overseas Service Class 2 Division	9.03, 9.07, 9.60 and 16.38	(9.43) and (9.03)
Government & High Quality Bond Class 1 Division	2.66, 11.54, 12.02, 12.05, 12.32 and 12.41	–
International Emerging Markets Class 1 Division	24.73, 27.01 and 27.08	–
LargeCap Growth Class 1 Division	3.31, 27.69, 30.25 and 30.32	–
LargeCap Growth I Class 1 Division	53.28, 58.20 and 58.34	–
LargeCap S&P 500 Index Class 1 Division	14.68, 16.03, 16.07, 17.20 and 17.33	–
LargeCap Value Class 1 Division	4.95, 35.52, 38.80, 38.89 and 60.35	(1.57)
MFS VIT New Discovery Service Class Division	9.13, 10.28, 10.42 and 10.44	(9.69), (4.01), (3.52) and (3.42)
MFS VIT Utilities Service Class Division	8.23 and 19.00	–
MidCap Class 1 Division	9.14, 74.80, 81.70 and 81.89	–
Money Market Class 1 Division	1.58, 12.12, 13.23 and 13.27	–
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division	9.18 and 9.59	(8.93) and (4.39)
PIMCO High Yield Administrative Class Division	9.58 and 13.44	–
PIMCO Total Return Administrative Class Division	10.00 and 12.43	–

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

Division	2015 Unit Value ($)	2015 Total Return (%)
Principal Capital Appreciation Class 1 Division	9.73 and 9.77	(1.72) and (1.31)
Principal LifeTime Strategic Income Class 1 Division	12.82, 13.69 and 13.73	–
Principal LifeTime 2010 Class 1 Division	13.97, 14.92 and 14.96	–
Principal LifeTime 2020 Class 1 Division	15.36, 16.40 and 16.44	–
Principal LifeTime 2030 Class 1 Division	15.45, 16.50 and 16.54	–
Principal LifeTime 2040 Class 1 Division	16.10, 17.20 and 17.24	–
Principal LifeTime 2050 Class 1 Division	16.21, 17.31 and 17.35	–
Real Estate Securities Class 1 Division	48.84, 53.34 and 53.47	–
Rydex Commodities Strategy Division	4.62, 6.41 and 6.43	–
SAM Balanced Portfolio Class 1 Division	13.05, 13.71, 13.75 and 14.13	–
SmallCap Blend Class 1 Division	18.67, 20.39, 20.44 and 26.76	–
Templeton Global Bond VIP Class 4 Division	9.19, 9.35, 9.37 and 9.38	–
Van Eck Global Hard Assets Service Class Division	4.98, 7.65, 7.95 and 7.97	–

Division	2014 Unit Value ($)	2014 Total Return (%)
American Century VP Inflation Protection Class II Division	9.93 and 13.11	(1.10) and 1.86
American Century VP Value Class II Division	10.14 and 21.26	11.48
Balanced Class 1 Division	3.16 and 28.15	–
Bond & Mortgage Securities Class 1 Division	2.71, 21.86, 23.76 and 23.79	–
Diversified Balanced Managed Volatility Class 2 Division	10.62	5.46
Diversified Growth Managed Volatility Class 2 Division	10.68	5.53
Diversified International Class 1 Division	3.06, 24.96, 27.13 and 27.16	–
DWS Small Mid Cap Value Class B Division	10.08, 11.70, 11.80 and 11.81	3.08 and 3.69
Equity Income Class 1 Division	14.27, 14.95 and 14.97	–
Fidelity VIP Contrafund Service Class 2 Division	10.16 and 22.88	10.11
Fidelity VIP Mid Cap Service Class 2 Division	10.05 and 25.94	4.60
Fidelity VIP Overseas Service Class 2 Division	16.08	–

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

Division	2014 Unit Value ($)	2014 Total Return (%)
Government & High Quality Bond Class 1 Division	2.65, 11.67, 12.09, 12.11, 12.34 and 12.42	–
International Emerging Markets Class 1 Division	29.24, 31.78 and 31.82	–
LargeCap Growth Class 1 Division	3.17, 26.88, 29.22 and 29.26	–
LargeCap Growth I Class 1 Division	50.39, 54.76 and 54.84	–
LargeCap S&P 500 Index Class 1 Division	14.79, 16.07, 16.10, 17.15 and 17.30	–
LargeCap Value Class 1 Division	5.03, 5.29, 9.73, 11.67, 15.70 and 17.16	10.70
MFS VIT Utilities Service Class Division	22.60	10.89
MidCap Class 1 Division	9.05, 75.00, 81.51 and 81.62	–
Money Market Class 1 Division	12.35, 13.42 and 13.44	(1.91), (1.49), (1.40), (1.32), (0.92), (0.86), (0.64) and (0.42)
PIMCO High Yield Administrative Class Division	13.86	1.91
PIMCO Total Return Administrative Class Division	12.55	2.78
Principal LifeTime Strategic Income Class 1 Division	13.20, 14.02 and 14.04	–
Principal LifeTime 2010 Class 1 Division	14.41, 15.31 and 15.33	–
Principal LifeTime 2020 Class 1 Division	15.84, 16.82 and 16.85	–
Principal LifeTime 2030 Class 1 Division	15.91, 16.91 and 16.93	–
Principal LifeTime 2040 Class 1 Division	16.55, 17.59 and 17.61	–
Principal LifeTime 2050 Class 1 Division	16.63, 17.67 and 17.70	–
Real Estate Securities Class 1 Division	47.76, 51.91 and 51.98	–
SAM Balanced Portfolio Class 1 Division	13.41, 14.02, 14.04 and 14.38	–
SAM Strategic Growth Portfolio Class 1 Division	–	6.57
SmallCap Blend Class 1 Division	19.05, 20.70, 20.73 and 27.02	–
SmallCap Growth II Class 1 Division	16.16, 16.32, 16.68, 17.56 and 17.59	–
SmallCap Value I Class 1 Division	34.27, 37.24 and 37.30	–
Division	2014 Unit Value ($)	2014 Total Return (%)
Van Eck Global Hard Assets Service Class Division	11.75, 12.14 and 12.16	(13.72)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

Division	2013 Unit Value ($)	2013 Total Return (%)
Balanced Class 1 Division	2.92 and 26.55	–
Bond & Mortgage Securities Class 1 Division	2.59, 21.17, 22.89 and 22.90	–
Diversified International Class 1 Division	3.18, 26.28, 28.42 and 28.43	–
Equity Income Class 1 Division	13.44 and 13.45	–
Franklin Small Cap Value Securities Class 2 Division	–	17.18 and 34.47
Goldman Sachs VIT Mid Cap Value Service Class I Division	–	10.09 and 31.14
Goldman Sachs VIT Structured Small Cap Equity Service Class I Division	–	13.75 and 33.92
Government & High Quality Bond Class 1 Division	11.67, 11.86, 11.92 and 2.54	–
International Emerging Markets Class 1 Division	30.96, 33.48 and 33.50	–
LargeCap Growth Class 1 Division	2.87, 24.66, 26.67 and 26.68	–
LargeCap Growth I Class 1 Division	47.28, 51.13 and 51.15	–
LargeCap S&P 500 Index Class 1 Division	13.31, 14.39, 15.27 and 15.42	–
LargeCap Value Class 1 Division	4.56, 33.55, 36.29, 36.30 and 55.42	–
MidCap Class 1 Division	8.06, 67.65, 73.16 and 73.19	–
Money Market Class 1 Division	1.60, 1.68, 2.16, 12.59, 13.61 and 13.62	–
Principal LifeTime Strategic Income Class 1 Division	13.60	–
Principal LifeTime 2010 Class 1 Division	14.81 and 14.82	–
Principal LifeTime 2020 Class 1 Division	16.14	–
Principal LifeTime 2030 Class 1 Division	15.29, 16.16 and 16.17	–
Principal LifeTime 2040 Class 1 Division	15.89, 16.79 and 16.80	–
Principal LifeTime 2050 Class 1 Division	16.88	–
Real Estate Securities Class 1 Division	36.65, 39.63 and 39.65	–
SAM Balanced Portfolio Class 1 Division	13.31, 13.32 and 13.59	16.14, 16.23 and 16.65
SmallCap Blend Class 1 Division	18.51, 20.01, 20.02 and 25.98	–

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

Division	2015 Unit Value ($)	2015 Total Return (%)
Diversified Balanced Managed Volatility Class 2 Division	9.63, 9.66, 10.02 and 10.47	(3.60) and (3.30)
Diversified Growth Managed Volatility Class 2 Division	9.56, 9.60, 10.00 and 10.54	(4.50) and (4.10)
Diversified International Class 1 Division	3.03, 24.40, 26.65 and 26.72	–
Equity Income Class 1 Division	13.45, 14.16 and 14.20	–
Fidelity VIP Contrafund Service Class 2 Division	10.06 and 22.65	–
Fidelity VIP Mid Cap Service Class 2 Division	9.75 and 25.16	–
Fidelity VIP Overseas Service Class 2 Division	9.03, 9.07, 9.60 and 16.38	(9.43) and (9.03)
Government & High Quality Bond Class 1 Division	2.66, 11.54, 12.02, 12.05, 12.32 and 12.41	–
International Emerging Markets Class 1 Division	24.73, 27.01 and 27.08	–
LargeCap Growth Class 1 Division	3.31, 27.69, 30.25 and 30.32	–
LargeCap Growth I Class 1 Division	53.28, 58.20 and 58.34	–
LargeCap S&P 500 Index Class 1 Division	14.68, 16.03, 16.07, 17.20 and 17.33	–
LargeCap Value Class 1 Division	4.95, 35.52, 38.80 and 38.89	(1.57)
MFS VIT New Discovery Service Class Division	9.13, 10.28, 10.42 and 10.44	(9.69), (4.01), (3.52) and (3.42)
MFS VIT Utilities Service Class Division	8.23 and 19.00	–
MidCap Class 1 Division	9.14, 74.80, 81.70 and 81.89	–
Money Market Class 1 Division	1.58, 12.12, 13.23 and 13.27	–
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class Division	9.18 and 9.59	(8.93) and (4.39)
PIMCO High Yield Administrative Class Division	9.58 and 13.44	–
PIMCO Total Return Administrative Class Division	10.00 and 12.43	–
Division	2015 Unit Value ($)	2015 Total Return (%)
Principal Capital Appreciation Class 1 Division	9.73 and 9.77	(1.72) and (1.31)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

Division	2015 Unit Value ($)	2015 Total Return (%)
Principal LifeTime Strategic Income Class 1 Division	12.82, 13.69 and 13.73	–
Principal LifeTime 2010 Class 1 Division	13.97, 14.92 and 14.96	–
Principal LifeTime 2020 Class 1 Division	15.36, 16.40 and 16.44	–
Principal LifeTime 2030 Class 1 Division	15.45, 16.50 and 16.54	–
Principal LifeTime 2040 Class 1 Division	16.10, 17.20 and 17.24	–
Principal LifeTime 2050 Class 1 Division	16.21, 17.31 and 17.35	–
Real Estate Securities Class 1 Division	48.84, 53.34 and 53.47	–
Rydex Commodities Strategy Division	4.62, 6.41 and 6.43	–
SAM Balanced Portfolio Class 1 Division	13.05, 13.71, 13.75 and 14.13	–
SmallCap Blend Class 1 Division	18.67, 20.39, 20.44 and 26.76	–
Templeton Global Bond VIP Class 4 Division	9.19, 9.35, 9.37 and 9.38	–
Van Eck Global Hard Assets Service Class Division	4.98, 7.65, 7.95 and 7.97	–

Division	2014 Unit Value ($)	2014 Total Return (%)
American Century VP Inflation Protection Class II Division	9.93 and 13.11	(1.10) and 1.86
American Century VP Value Class II Division	10.14 and 21.26	11.48
Balanced Class 1 Division	3.16 and 28.15	–
Bond & Mortgage Securities Class 1 Division	2.71, 21.86, 23.76 and 23.79	–
Diversified Balanced Managed Volatility Class 2 Division	10.62	5.46
Diversified Growth Managed Volatility Class 2 Division	10.68	5.53
Diversified International Class 1 Division	3.06, 24.96, 27.13 and 27.16	–
DWS Small Mid Cap Value Class B Division	10.08, 11.70, 11.80 and 11.81	3.08 and 3.69
Equity Income Class 1 Division	14.27, 14.95 and 14.97	–
Fidelity VIP Contrafund Service Class 2 Division	10.16 and 22.88	10.11
Fidelity VIP Mid Cap Service Class 2 Division	10.05 and 25.94	4.60
Fidelity VIP Overseas Service Class 2 Division	16.08	–

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

Division	2014 Unit Value ($)	2014 Total Return (%)
Government & High Quality Bond Class 1 Division	2.65, 11.67, 12.09, 12.11, 12.34 and 12.42	–
International Emerging Markets Class 1 Division	29.24, 31.78 and 31.82	–
LargeCap Growth Class 1 Division	3.17, 26.88, 29.22 and 29.26	–
LargeCap Growth I Class 1 Division	50.39, 54.76 and 54.84	–
LargeCap S&P 500 Index Class 1 Division	14.79, 16.07, 16.10, 17.15 and 17.30	–
LargeCap Value Class 1 Division	5.03, 5.29, 9.73, 11.67, 15.70 and 17.16	10.70
MFS VIT Utilities Service Class Division	22.60	10.89
MidCap Class 1 Division	9.05, 75.00, 81.51 and 81.62	–
Money Market Class 1 Division	12.35, 13.42 and 13.44	(1.91), (1.49), (1.40), (1.32), (0.92), (0.86), (0.64) and (0.42)
PIMCO High Yield Administrative Class Division	13.86	1.91
PIMCO Total Return Administrative Class Division	12.55	2.78
Principal LifeTime Strategic Income Class 1 Division	13.20, 14.02 and 14.04	–
Principal LifeTime 2010 Class 1 Division	14.41, 15.31 and 15.33	–
Principal LifeTime 2020 Class 1 Division	15.84, 16.82 and 16.85	–
Principal LifeTime 2030 Class 1 Division	15.91, 16.91 and 16.93	–
Principal LifeTime 2040 Class 1 Division	16.55, 17.59 and 17.61	–
Principal LifeTime 2050 Class 1 Division	16.63, 17.67 and 17.70	–
Real Estate Securities Class 1 Division	47.76, 51.91 and 51.98	–
SAM Balanced Portfolio Class 1 Division	13.41, 14.02, 14.04 and 14.38	–
SAM Strategic Growth Portfolio Class 1 Division	–	6.57
SmallCap Blend Class 1 Division	19.05, 20.70, 20.73 and 27.02	–
SmallCap Growth II Class 1 Division	16.16, 16.32, 16.68, 17.56 and 17.59	–
SmallCap Value I Class 1 Division	34.27, 37.24 and 37.30	–
Division	2014 Unit Value ($)	2014 Total Return (%)
Van Eck Global Hard Assets Service Class Division	11.75, 12.14 and 12.16	(13.72)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

Division	2013 Unit Value ($)	2013 Total Return (%)
Balanced Class 1 Division	2.92 and 26.55	–
Bond & Mortgage Securities Class 1 Division	2.59, 21.17, 22.89 and 22.90	–
Diversified International Class 1 Division	3.18, 26.28, 28.42 and 28.43	–
Equity Income Class 1 Division	13.44 and 13.45	–
Franklin Small Cap Value Securities Class 2 Division	–	17.18 and 34.47
Goldman Sachs VIT Mid Cap Value Service Class I Division	–	10.09 and 31.14
Goldman Sachs VIT Structured Small Cap Equity Service Class I Division	–	13.75 and 33.92
Government & High Quality Bond Class 1 Division	11.67, 11.86, 11.92 and 2.54	–
International Emerging Markets Class 1 Division	30.96, 33.48 and 33.50	–
LargeCap Growth Class 1 Division	2.87, 24.66, 26.67 and 26.68	–
LargeCap Growth I Class 1 Division	47.28, 51.13 and 51.15	–
LargeCap S&P 500 Index Class 1 Division	13.31, 14.39, 15.27 and 15.42	–
LargeCap Value Class 1 Division	4.56, 33.55, 36.29, 36.30 and 55.42	–
MidCap Class 1 Division	8.06, 67.65, 73.16 and 73.19	–
Money Market Class 1 Division	1.60, 1.68, 2.16, 12.59, 13.61 and 13.62	–
Principal LifeTime Strategic Income Class 1 Division	13.60	–
Principal LifeTime 2010 Class 1 Division	14.81 and 14.82	–
Principal LifeTime 2020 Class 1 Division	16.14	–
Principal LifeTime 2030 Class 1 Division	15.29, 16.16 and 16.17	–
Principal LifeTime 2040 Class 1 Division	15.89, 16.79 and 16.80	–
Principal LifeTime 2050 Class 1 Division	16.88	–
Real Estate Securities Class 1 Division	36.65, 39.63 and 39.65	–
SAM Balanced Portfolio Class 1 Division	13.31, 13.32 and 13.59	16.14, 16.23 and 16.65
SmallCap Blend Class 1 Division	18.51, 20.01, 20.02 and 25.98	–

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2015

Division	2013 Unit Value ($)	2013 Total Return (%)
SmallCap Growth II Class 1 Division	15.43, 15.78, 16.68 and 16.69	–
SmallCap Value I Class 1 Division	32.59, 35.24 and 35.26	–

Division	2012 Unit Value ($)	2012 Total Return (%)
Asset Allocation Class 1 Division	28.28	–
Balanced Class 1 Division	22.50	12.58
Bond & Mortgage Securities Class 1 Division	23.40	7.09
Diversified International Class 1 Division	24.24	17.94
Equity Income Class 1 Division	10.70	–
Government & High Quality Bond Class 1 Division	11.94, 12.09 and 12.14	3.48
International Emerging Markets Class 1 Division	35.58	–
LargeCap Growth Class 1 Division	20.18	16.36
LargeCap Growth I Class 1 Division	38.05	–
LargeCap S&P 500 Index Class 1 Division	11.04, 11.66 and 11.79	–
LargeCap Value Class 1 Division	28.10 and 42.56	18.01 and 18.08
MidCap Blend Class 1 Division	55.35	18.94
Money Market Class 1 Division	13.79	(1.22), (1.00), (0.94), (0.82), (0.64) and (0.42)
Principal LifeTime Strategic Income Class 1 Division	13.10	–
Principal LifeTime 2010 Class 1 Division	13.54	–
Principal LifeTime 2020 Class 1 Division	14.09	–
Principal LifeTime 2030 Class 1 Division	13.76	–
Principal LifeTime 2040 Class 1 Division	13.89	–
Principal LifeTime 2050 Class 1 Division	13.81	–
Real Estate Securities Class 1 Division	38.58	–
Short-Term Income Class 1 Division	–	4.08
SmallCap Blend Class 1 Division	13.72 and 17.72	–
SmallCap Growth II Class 1 Division	10.80 and 11.46	–
SmallCap Value I Class 1 Division	25.55	–

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2015

Division	2011 Unit Value ($)	2011 Total Return (%)
Asset Allocation Class 1 Division	25.22	–
Balanced Class 1 Division	2.19 and 20.16	–
Bond & Mortgage Securities Class 1 Division	2.46 and 22.03	–
Diversified Balanced Class 2 Division	–	2.39
Diversified Growth Class 2 Division	–	1.00
Diversified International Class 1 Division	2.30 and 20.73	–
Division	2011 Unit Value ($)	2011 Total Return (%)
Equity Income Class 1 Division	9.59	–
Government & High Quality Bond Class 1 Division	2.50, 11.64, 11.75 and 11.79	–
International Emerging Markets Class 1 Division	29.83	–
LargeCap Growth Class 1 Division	1.86 and 17.49	–
LargeCap Growth I Class 1 Division	33.11	–
LargeCap S&P 500 Index Class 1 Division	9.68, 10.18 and 10.30	–
LargeCap Value Class 1 Division	2.97, 3.10, 5.90, 6.97, 9.37 and 10.21	0.75
MidCap Blend Class 1 Division	5.11 and 46.92	–
Money Market Class 1 Division	1.62, 1.70, 2.23 and 13.96	(0.89), (0.78), (0.64) and (0.42)
Principal LifeTime Strategic Income Class 1 Division	12.10	–
Principal LifeTime 2010 Class 1 Division	12.27	–
Principal LifeTime 2020 Class 1 Division	12.43	–
Principal LifeTime 2030 Class 1 Division	12.06	–
Principal LifeTime 2040 Class 1 Division	12.05	–
Principal LifeTime 2050 Class 1 Division	11.95	–
Real Estate Securities Class 1 Division	33.34	–
SmallCap Blend Class 1 Division	12.11 and 15.58	–
SmallCap Growth II Class 1 Division	9.38 and 9.98	–
SmallCap Value I Class 1 Division	21.25	–
7. Subsequent Events

The account has performed an evaluation of subsequent events through April 29, 2016, and has determined that no items required recognition or disclosure.

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Report of Independent Registered Public Accounting Firm
The Board of Directors and Stockholder
Principal Life Insurance Company
We have audited the consolidated financial statements of Principal Life Insurance Company (the Company) as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and have issued our report thereon dated March 11, 2016 (included elsewhere in this Registration Statement). Our audits also included the financial statement schedules listed in Item 24(a)(3) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits.
In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/Ernst & Young LLP

Des Moines, Iowa
March 11, 2016

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2015	December 31, 2014
	(in millions)
Assets
Fixed maturities, available-for-sale (2015 and 2014 include $257.4 million and $278.2 million related to
consolidated variable interest entities)	$46,463.4	$46,549.4
Fixed maturities, trading (2015 and 2014 both include $100.4 million related to consolidated variable
interest entities)	538.8	400.3
Equity securities, available-for-sale	101.8	108.9
Equity securities, trading	204.4	191.6
Mortgage loans	11,791.0	11,164.4
Real estate (2015 and 2014 include $354.5 million and $284.9 million related to consolidated variable
interest entities)	1,447.2	1,340.4
Policy loans	786.3	799.0
Other investments (2015 and 2014 include $29.5 million and $40.6 million related to consolidated variable
interest entities and $53.4 million and $127.2 million measured at fair value under the fair value option)	1,378.0	1,428.4
Total investments	62,710.9	61,982.4
Cash and cash equivalents	1,905.5	1,274.0
Accrued investment income	521.8	497.3
Premiums due and other receivables	1,496.2	1,134.7
Deferred acquisition costs	3,057.3	2,754.6
Property and equipment	590.6	544.8
Goodwill	227.5	295.8
Other intangibles	127.7	144.3
Separate account assets	94,762.8	94,328.4
Other assets	893.3	958.5
Total assets	$166,293.6	$163,914.8
Liabilities
Contractholder funds	$33,151.6	$33,428.3
Future policy benefits and claims	21,838.3	19,691.6
Other policyholder funds	719.5	744.2
Short-term debt	108.8	154.5
Long-term debt (2015 and 2014 include $42.8 million and $82.3 million related to consolidated variable
interest entities)	42.8	82.3
Income taxes currently payable	4.4	5.3
Deferred income taxes	892.8	1,082.8
Separate account liabilities	94,762.8	94,328.4
Other liabilities (2015 and 2014 include $345.9 million and $344.0 million related to consolidated variable interest entities, of which $68.1 million and $71.0 million are measured at fair value under the fair
value option)	6,518.4	6,151.7
Total liabilities	158,039.4	155,669.1

Redeemable noncontrolling interest	—	21.1

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	5,334.4	5,275.0
Retained earnings	2,232.6	1,817.2
Accumulated other comprehensive income	641.3	1,086.7
Total stockholder's equity attributable to Principal Life Insurance Company	8,210.8	8,181.4
Noncontrolling interest	43.4	43.2
Total stockholder's equity	8,254.2	8,224.6
Total liabilities and stockholder's equity	$166,293.6	$163,914.8

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2,015	2,014	2,013
	(in millions)
Revenues
Premiums and other considerations	$5,057.4	$3,497.2	$2,862.4
Fees and other revenues	2,537.3	2,392.7	2,234.6
Net investment income	2,552.0	2,663.5	2,681.5
Net realized capital gains (losses), excluding impairment losses on
available-for-sale securities	4.0	136.4	(99.5)
Net other-than-temporary impairment (losses) recoveries on available-
for-sale securities	(0.8)	28.5	(89.8)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from other comprehensive
income	(29.2)	(102.2)	(22)
Net impairment losses on available-for-sale securities	(30)	(73.7)	(111.8)
Net realized capital gains (losses)	(26)	62.7	(211.3)
Total revenues	10,120.7	8,616.1	7,567.2
Expenses
Benefits, claims and settlement expenses	6,135.1	4,610.0	4,114.5
Dividends to policyholders	163.5	177.4	189.0
Operating expenses	2,598.8	2,603.2	2,376.3
Total expenses	8,897.4	7,390.6	6,679.8
Income before income taxes	1,223.3	1,225.5	887.4
Income taxes	281.9	243.0	173.2
Net income	941.4	982.5	714.2
Net income attributable to noncontrolling interest	10.8	30.0	17.6
Net income attributable to Principal Life Insurance Company	$930.6	$952.5	$696.6

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2,015	2,014	2,013
	(in millions)
Net income	$941.4	$982.5	$714.2
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	(447.7)	261.2	(477.7)
Noncredit component of impairment losses on fixed maturities, available-for-sale	18.8	61.9	5.1
Net unrealized gains (losses) on derivative instruments	14.3	56.6	(6.5)
Foreign currency translation adjustment	(0.1)	(3.7)	—
Net unrecognized postretirement benefit obligation	(30.8)	(8)	332.6
Other comprehensive income (loss)	(445.5)	368.0	(146.5)
Comprehensive income	495.9	1,350.5	567.7
Comprehensive income attributable to noncontrolling interest	10.7	28.7	18.0
Comprehensive income attributable to Principal Life Insurance Company	$485.2	$1,321.8	$549.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances at January 1, 2013	$2.5	$5,747.6	$1,167.7	$642.6	$16.9	$7,577.3
Capital distribution to parent	—	(163.8)	—	—	—	(163.8)
Stock-based compensation and
additional related tax benefits	—	47.4	(2.9)	—	—	44.5
Dividends to parent	—	—	(80.0)	—	—	(80.0)
Distributions to noncontrolling interest	—	—	—	—	(2.0)	(2.0)
Contributions from noncontrolling
interest	—	—	—	—	2.5	2.5
Sale of subsidiary shares to noncontrolling interest	—	11.5	—	—	20.3	31.8
Adjustments to redemption amount of redeemable
noncontrolling interest	—	(137.7)	(43.3)	—	(3.5)	(184.5)
Net income (excludes $13.6 million attributable to
redeemable noncontrolling interest)	—	—	696.6	—	4.0	700.6
Other comprehensive loss (excludes $0.4 million
attributable to redeemable noncontrolling interest)	—	—	—	(146.9)	—	(146.9)
Balances at December 31, 2013	2.5	5,505.0	1,738.1	495.7	38.2	7,779.5
Capital distribution to parent	—	(17.7)	—	—	—	(17.7)
Stock-based compensation and additional related
tax benefits	—	50.3	(3.7)	—	—	46.6
Dividends to parent	—	—	(850.0)	—	—	(850.0)
Distributions to noncontrolling interest	—	—	—	—	(22.7)	(22.7)
Contributions from noncontrolling interest	—	—	—	—	7.4	7.4
Adjustments to redemption amount of redeemable
noncontrolling interest	—	(14.9)	(19.7)	—	—	(34.6)
Pension plan transfer due to change in sponsorship	—	(247.7)	—	221.7	—	(26.0)
Net income (excludes $9.7 million attributable to
redeemable noncontrolling interest)	—	—	952.5	—	20.3	972.8
Other comprehensive income (excludes $(1.3) million
attributable to redeemable noncontrolling interest)	—	—	—	369.3	—	369.3
Balances at December 31, 2014	2.5	5,275.0	1,817.2	1,086.7	43.2	8,224.6
Capital distribution to parent	—	(25.5)	—	—	—	(25.5)
Stock-based compensation and additional related
tax benefits	—	57.0	(3.9)	—	0.1	53.2
Transfer to affiliate	—	44.4	(8.2)	—	—	36.2
Dividends to parent	—	—	(503.1)	—	—	(503.1)
Distributions to noncontrolling interest	—	—	—	—	(14.1)	(14.1)
Contributions from noncontrolling interest	—	—	—	—	7.7	7.7
Purchase of subsidiary shares from noncontrolling
interest	—	(16.5)	—	—	(3.5)	(20.0)
Net income (excludes $0.8 million attributable to
redeemable noncontrolling interest)	—	—	930.6	—	10.0	940.6
Other comprehensive loss (excludes $(0.1) million
attributable to redeemable noncontrolling interest)	—	—	—	(445.4)	—	(445.4)
Balances at December 31, 2015	$2.5	$5,334.4	$2,232.6	$641.3	$43.4	$8,254.2

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows
	For the year ended December 31,
	2015	2014	2013
	(in millions)
Operating activities
Net income	$941.4	$982.5	$714.2
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs	251.7	348.5	170.6
Additions to deferred acquisition costs	(356.5)	(347.4)	(393.0)
Accrued investment income	(24.5)	25.9	52.8
Net cash flows for trading securities	(166.3)	14.4	18.5
Premiums due and other receivables	(202.6)	34.5	(152.7)
Contractholder and policyholder liabilities and dividends	2,924.9	1,488.2	1,296.8
Current and deferred income taxes	100.2	239.3	187.6
Net realized capital (gains) losses	26.0	(62.7)	211.3
Depreciation and amortization expense	110.3	107.1	96.8
Mortgage loans held for sale, sold or repaid, net of gain	—	43.3	0.2
Real estate acquired through operating activities	(43.9)	(49.4)	(107.2)
Real estate sold through operating activities	51.9	158.0	20.1
Stock-based compensation	53.4	47.5	45.1
Other	640.2	172.3	324.1
Net adjustments	3,364.8	2,219.5	1,771.0
Net cash provided by operating activities	4,306.2	3,202.0	2,485.2
Investing activities
Available-for-sale securities:
Purchases	(9,314.6)	(8,598.2)	(8,554.0)
Sales	1,069.5	2,100.1	1,521.4
Maturities	6,475.9	6,047.1	7,142.4
Mortgage loans acquired or originated	(2,177.2)	(2,081.6)	(2,049.5)
Mortgage loans sold or repaid	1,532.7	1,671.6	1,989.0
Real estate acquired	(322.0)	(281.7)	(85.6)
Net purchases of property and equipment	(128.7)	(117.9)	(51.2)
Net change in other investments	203.8	266.2	213.0
Net cash provided by (used in) investing activities	(2,660.6)	(994.4)	125.5
Financing activities
Proceeds from financing element derivatives	0.3	15.1	47.0
Payments for financing element derivatives	(82.0)	(58.0)	(48.0)
Excess tax benefits from share-based payment arrangements	11.0	6.8	7.4
Purchase of subsidiary shares from noncontrolling interest	(21.7)	(179.9)	—
Sale of subsidiary shares to noncontrolling interest	—	—	31.8
Dividends paid to parent	(503.1)	(850.0)	(80.0)
Capital contributions from (distributions to) parent	18.9	(17.7)	(163.8)
Issuance of long-term debt	13.2	38.5	38.2
Principal repayments of long-term debt	(52.6)	(100.1)	(14.6)
Net proceeds from (repayments of) short-term borrowings	(45.7)	(137.9)	5.7
Investment contract deposits	6,214.8	5,349.1	6,355.1
Investment contract withdrawals	(6,655.5)	(7,088.8)	(8,846.6)
Net increase (decrease) in banking operation deposits	91.1	30.7	(225.7)
Other	(2.8)	(13.0)	(4.7)
Net cash used in financing activities	(1,014.1)	(3,005.2)	(2,898.2)
Net increase (decrease) in cash and cash equivalents	631.5	(797.6)	(287.5)
Cash and cash equivalents at beginning of period	1,274.0	2,071.6	2,359.1
Cash and cash equivalents at end of period	$1,905.5	$1,274.0	$2,071.6
Supplemental Information:
Cash paid for interest	$0.1	$5.3	$9.2
Cash paid for income taxes	$154.5	$9.0	$19.6
Supplemental disclosure of non-cash investing and financing activities:
Note receivable from parent in consideration of subsidiaries transferred to parent	$156.0	$—	$—
Assets transferred to parent due to change in pension plan sponsorship	$—	$308.2	$—
Liabilities assumed by parent due to change in pension plan sponsorship	$—	$(282.2)	$—
See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

1. Nature of Operations and Significant Accounting Policies
Description of Business
Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement, asset management and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).
Basis of Presentation
The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. Entities in which we have significant management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.
In the fourth quarter of 2015 we implemented changes to our organizational structure to better align businesses, distribution teams and product offerings for future growth. The Retirement and Investor Services segment has been renamed to Retirement and Income Solutions. Additionally, information used by our chief operating decision maker in assessing segment performance has changed to pre-tax operating earnings. Our segment results have been modified to reflect these changes. See Note 17, Segment Information, for financial results of our segments.
We have evaluated subsequent events through March 11, 2016, which was the date our consolidated financial statements were issued.

Recent Accounting Pronouncements

Effect on our consolidated
	Date of	financial statements or
Description	adoption	other significant matters

Standards not yet adopted:
Financial instruments - recognition and measurements	January 1,	We are currently evaluating
This authoritative guidance addresses certain aspects of recognition,	2018	the impact this guidance
measurement, presentation and disclosure of financial instruments. The		will have on our
primary focus of this guidance is to supersede the guidance to classify		consolidated financial
equity securities with readily determinable fair values into different categories		statements.
(trading or available-for-sale) and requires equity securities to be measured at fair value with changes in the fair value recognized through net income.
This guidance requires adoption through a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption.

Revenue recognition	January 1,	We are currently evaluating
This authoritative guidance replaces all general and most industry specific	2018	the impact this guidance
revenue recognition guidance currently prescribed by U.S. GAAP. The core		will have on our
principle is that an entity recognizes revenue to reflect the transfer of a		consolidated financial
promised good or service to customers in an amount that reflects the		statements.
consideration to which the entity expects to be entitled in exchange for that good or service. The guidance may be applied using one of the following two methods: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Effect on our consolidated
	Date of	financial statements or
Description	adoption	other significant matters
Short-duration insurance contracts	December 31,	We are currently evaluating
This authoritative guidance requires additional disclosures related to short-	2016	the impact this guidance
duration insurance contracts. Retrospective application through comparative		will have on our
disclosures is required.		consolidated financial
statements.

Net asset value per share as a practical expedient for fair value	January 1,	The guidance will be
This authoritative guidance removes the requirement to categorize within the	2016	adopted retrospectively
fair value hierarchy all investments for which fair value is measured using the		and will not have a material
net asset value per share practical expedient.		impact on our consolidated
financial statements.

Simplifying the presentation of debt issuance costs	January 1,	The guidance will be
This authoritative guidance requires debt issuance costs related to a	2016	adopted retrospectively
recognized debt liability to be presented in the balance sheet as a direct		and will not have a material
deduction from the carrying amount of that debt liability, consistent with		impact on our consolidated
debt discounts.		financial statements.

Consolidations	January 1,	The guidance will be
This authoritative guidance makes changes to both the variable interest	2016	adopted using the modified
and voting interest consolidation models and eliminates the investment		retrospective approach
company deferral for portions of the variable interest model. The amendments		on January 1, 2016, and will
in the standard impact the consolidation analysis for interests in investment		not have a significant
companies and limited partnerships and similar entities.		impact to our consolidated
financial statements.

Standards adopted:
Discontinued operations	January 1,	This guidance was adopted
This authoritative guidance amends the definition of discontinued	2015	prospectively and did not
operations and requires entities to provide additional disclosures associated		have a material impact on
with discontinued operations, as well as disposal transactions that do not		our consolidated financial
meet the discontinued operations criteria. The guidance requires discontinued		statements.
operations treatment for disposals of a component or group of components of an entity that represents a strategic shift that has or will have a major impact on an entity’s operations or financial results. The guidance also expands the scope to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale.

Fair value of financial assets and liabilities of a consolidated collateralized	January 1,	This guidance was adopted
financing entity	2015	using a modified
This authoritative guidance provides a measurement alternative for a		retrospective approach and
reporting entity to measure both the financial assets and financial liabilities		did not have a material
of consolidated collateralized financing entities ("CCFEs") using the more		impact on our consolidated
observable of the fair value of the financial assets or of the financial liabilities		financial statements.
for both the financial assets and financial liabilities.
See Note 15, Fair Value
Measurements, for further
details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Effect on our consolidated
	Date of	financial statements or
Description	adoption	other significant matters
Foreign currency cumulative translation adjustment	January 1,	The guidance was adopted
This authoritative guidance clarifies how the cumulative translation	2014	prospectively and did not
adjustment related to a parent’s investment in a foreign entity should be		have a material impact on
released when certain transactions related to the foreign entity occur.		our consolidated
financial statements.

Accumulated other comprehensive income	January 1,	See Note 14, Stockholder's
This authoritative guidance requires entities to disclose additional	2013	Equity, for further details.
information about items reclassified out of accumulated other comprehensive
income (“AOCI”). Entities are required to disclose information regarding		The guidance was adopted
changes in AOCI balances by component and significant items reclassified		retrospectively and did not
out of AOCI by component either on the face of the income statement or as		have a material impact on
a separate footnote to the financial statements.		our consolidated financial
statements.

Use of Estimates in the Preparation of Financial Statements
The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the deferred acquisition costs (“DAC”) and other actuarial balances where the amortization is based on estimated gross profits;

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims;

•	the value of our pension and other postretirement benefit obligations and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Closed Block
We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Investments
Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain nonredeemable preferred securities. Equity securities include mutual funds, common stock and nonredeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to hedged portions of available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.
The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in other comprehensive income (“OCI”). Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.
Real estate investments are reported at cost less accumulated depreciation. The initial cost basis of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $166.8 million and $171.8 million as of December 31, 2015 and 2014, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.
Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on certain seed money investments, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision, impairments of real estate held for investment and impairments on equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).
Policy loans and other investments are primarily reported at cost, excluding seed money investments, other investment funds, derivative assets, commercial mortgage loans of consolidated VIEs for which the fair value option was elected and equity method real estate investments for which the fair value option was elected.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Derivatives
Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate options, swaptions, futures, currency swaps, equity options, credit default swaps and total return swaps. Derivatives may be exchange traded, cleared through centralized clearinghouses or contracted in the over-the-counter market without being cleared. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.
Accounting and Financial Statement Presentation. We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.
Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.
Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.
Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.
Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.
Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.
We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.
Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.
If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities
Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, term life insurance, participating traditional individual life insurance, group life insurance, health insurance and disability income policies, as well as a provision for dividends on participating policies.
Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.
We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.
Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.
Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.
Participating business represented approximately 9%, 11% and 12% of our life insurance in force and 36%, 40% and 43% of the number of life insurance policies in force at December 31, 2015, 2014 and 2013, respectively. Participating business represented approximately 49%, 53% and 58% of life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.
Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits (“EGPs”).
The liability for unpaid disability and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.
Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.
Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.
Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.
Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.
Deferred Acquisition Costs
Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.
DAC for universal life-type insurance contracts and certain investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of EGPs or, in certain circumstances, estimated gross revenues. This amortization is adjusted in the current period when EGPs or estimated gross revenues are revised. For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DAC. The DAC on participating life insurance policies are being amortized in proportion to estimated gross margins. The DAC on nonparticipating term life insurance and individual disability policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our statement of financial position.

Reinsurance
We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2015 and 2014, we had $388.9 million and $320.2 million of net ceded reinsurance recoverables related to claims that have been received, respectively. At December 31, 2015 and 2014, our largest exposures to a single third party reinsurer was in our life insurance business, which totaled $40.6 billion and $38.9 billion of life insurance in force, representing 15% and 16% of total net life insurance in force, respectively. The reinsurance recoverable relating to claims received that are associated to this single third party reinsurer recorded in our consolidated statements of financial position was $58.9 million and $48.1 million at December 31, 2015 and 2014, respectively.
The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Premiums and other considerations:
Direct	$5,275.8	$3,755.4	$3,132.8
Assumed	183.2	143.9	102.0
Ceded	(401.6)	(402.1)	(372.4)
Net premiums and other considerations	$5,057.4	$3,497.2	$2,862.4

Benefits, claims and settlement expenses:
Direct	6,355.4	4,650.6	4,190.1
Assumed	306.0	289.6	204.5
Ceded	(526.3)	(330.2)	(280.1)
Net benefits, claims and settlement expenses	$6,135.1	$4,610.0	$4,114.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Separate Accounts
The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.
At December 31, 2015 and 2014, the separate accounts include a separate account valued at $158.2 million and $205.4 million, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.
Income Taxes
Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, we file income tax returns in all states in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.
Goodwill and Other Intangibles
Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite‑lived intangible assets are not amortized. Rather, they are tested for impairment during the third quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level, which is a business one level below the operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value. Impairment testing for indefinite‑lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.
Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.
2. Related Party Transactions
We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2015, 2014 and 2013, we received $266.7 million, $334.5 million and $327.1 million, respectively, of expense reimbursements from affiliated entities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $385.0 million and $400.7 million at December 31, 2015 and 2014, respectively, and earned interest of $0.5 million, $0.3 million and $0.4 million during 2015, 2014 and 2013, respectively.
We have short-term affiliated debt and long-term affiliated debt with our parent. See Note 10, Debt, for additional information.
During the third quarter of 2015, we transferred our ownership interests in PGI Finisterre Holding Company Ltd., Finisterre Holdings Limited, Finisterre Capital LLP, PGI Origin Holding Company Ltd. and Origin Asset Management LLP to PFSI. We received a $156.0 million 10-year note from PFSI for the carrying value of those subsidiaries. The note bears interest at 2.87% with semi-annual principal and interest payments due in February and August each year. Our ultimate parent, PFG, is a guarantor of the note. We recorded interest income of less than $0.1 million for the year ended December 31, 2015.
We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $2,166.9 million and $1,853.6 million as of December 31, 2015 and 2014, respectively. In addition, we recognized premiums and other fees of $337.4 million, $278.1 million and $223.6 million for the years ended December 31, 2015, 2014 and 2013, respectively, associated with this agreement. Furthermore, we recognized expenses of $493.6 million, $473.1 million and $428.6 million for the years ended December 31, 2015, 2014 and 2013, respectively, associated with this agreement.
We receive commission fees, distribution and services fees from Princor Financial Services Corporation and Principal Management Corporation for distributing proprietary products on their behalf. Furthermore, we receive management and administrative fees for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenue was $446.1 million, $377.4 million and $407.9 million for the years ended December 31, 2015, 2014 and 2013, respectively. In addition, we pay commission expense to affiliated registered representatives within Princor Financial Services Corporation to sell proprietary products. Commission expense was $64.4 million, $66.8 million and $87.8 million for the years ended December 31, 2015, 2014 and 2013, respectively.
Effective November 2014, PFG became the sponsor of the defined benefit pension plans for both employees and individual field agents. Prior to November 2014, we were the sponsor of these plans. In connection with the change in sponsorship, we transferred $308.2 million of assets to PFG and PFG assumed $282.2 million of liabilities from us. In addition, we were allocated $86.1 million of pension expense from PFG during 2015 and $9.6 million during 2014 after the change in sponsorship was effective. See Note 12, Employee and Agent Benefits, for further details.
Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

3. Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement	Principal	U.S.
	and Income	Global	Insurance
	Solutions	Investors	Solutions	Consolidated
	(in millions)
Balance at January 1, 2014	$18.7	$224.6	$56.4	$299.7
Foreign currency	—	(3.9)	—	(3.9)
Balance at December 31, 2014	18.7	220.7	56.4	295.8
Transfer to affiliate (1)	—	(68.3)	—	(68.3)
Balance at December 31, 2015	$18.7	$152.4	$56.4	$227.5

(1)	See Note 2, Related Party Transactions, for further details.
Finite Lived Intangible Assets
Finite lived intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 16 years were as follows:

	December 31,
	2015	2014
	(in millions)
Gross carrying value	$54.8	$77.4
Accumulated amortization	21.6	27.6
Net carrying value	$33.2	$49.8

During 2015, 2014 and 2013, we fully amortized finite lived intangible assets of $0.5 million, $15.8 million and $5.2 million, respectively.
The amortization expense for intangible assets with finite useful lives was $4.0 million, $6.7 million and $6.5 million for 2015, 2014 and 2013, respectively. At December 31, 2015, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2016	$2.6
2017	2.7
2018	2.6
2019	2.7
2020	2.9

Indefinite Lived Intangible Assets

The net carrying amount of unamortized indefinite lived intangible assets was $94.5 million as of both December 31, 2015 and 2014. This represents our share of the purchase price from our parent’s 2006 acquisition of WM Advisors, Inc. related to investment management contracts that are not subject to amortization based on the fact that we will benefit from our parent’s acquisition.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

4. Variable Interest Entities

We have relationships with and may have a variable interest in various types of special purpose entities. Following is a discussion of our interest in entities that meet the definition of a VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. For VIEs that are investment companies, the primary beneficiary is the enterprise who absorbs the majority of the entity’s expected losses, receives a majority of the expected residual returns or both. On an ongoing basis, we assess whether we are the primary beneficiary of VIEs in which we have a relationship.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We have determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our continuing interest in the trusts.

Collateralized Private Investment Vehicles

We invest in synthetic collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as “collateralized private investment vehicles”). The performance of the notes of these structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives and the notes due at maturity or termination of the trusts. We determined we are the primary beneficiary for one of these entities because we act as the investment manager of the underlying portfolio and we have an ownership interest.

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities (“CMBS”) certificates using the cash flows of the underlying commercial mortgages it purchased. This is considered a VIE due to insufficient equity to sustain itself. We have determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick out rights of the special servicer.

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse are as follows:

		Collateralized
		private investment
	Grantor trusts	vehicles	CMBS	Real estate	Total
	(in millions)
December 31, 2015
Fixed maturities, available-for-sale	$257.4	$—	$—	$—	$257.4
Fixed maturities, trading	—	100.4	—	—	100.4
Real estate	—	—	—	354.5	354.5
Other investments	—	—	18.3	11.2	29.5
Cash	—	—	—	15.3	15.3
Accrued investment income	0.5	—	0.1	2.5	3.1
Premiums due and other receivables	—	—	—	1.6	1.6
Other assets	—	—	—	(0.9)	(0.9)
Total assets	$257.9	$100.4	$18.4	$384.2	$760.9
Long-term debt	$—	$—	$—	$42.8	$42.8
Income taxes currently payable	—	—	—	0.5	0.5
Deferred income taxes	1.5	—	—	(1.7)	(0.2)
Other liabilities (1)	230.3	85.9	—	29.7	345.9
Total liabilities	$231.8	$85.9	$—	$71.3	$389.0
December 31, 2014
Fixed maturities, available-for-sale	$278.2	$—	$—	$—	$278.2
Fixed maturities, trading	—	100.4	—	—	100.4
Real estate	—	—	—	284.9	284.9
Other investments	—	—	35.0	5.6	40.6
Cash	—	—	—	4.7	4.7
Accrued investment income	0.4	—	0.2	1.4	2.0
Other assets	—	—	—	0.3	0.3
Total assets	$278.6	$100.4	$35.2	$296.9	$711.1
Long-term debt	$—	$—	$—	$82.3	$82.3
Income taxes currently payable	—	—	—	10.6	10.6
Deferred income taxes	1.5	—	—	(0.4)	1.1
Other liabilities (1)	239.1	85.6	4.8	14.5	344.0
Total liabilities	$240.6	$85.6	$4.8	$107.0	$438.0

(1)
Grantor trusts contain an embedded derivative of a forecasted transaction to deliver the underlying securities; the collateralized private investment vehicle includes derivative liabilities and an obligation to redeem notes at maturity or termination of the trusts.

We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2015 and 2014.
Unconsolidated Variable Interest Entities
Invested Securities
We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.
Unconsolidated VIEs include CMBS, residential mortgage-backed pass-through securities (“RMBS”) and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

As previously discussed, we invest in several types of collateralized private investment vehicles, which are VIEs. These include cash and synthetic structures that we do not manage. We have determined we are not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in various VIE trusts as a debt holder. All of these entities are classified as VIEs due to insufficient equity to sustain them. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, some of which are classified as VIEs. Some of these entities have returns in the form of income tax credits. These entities are classified as VIEs as the general partners do not have equity investments at risk in the entities. We have determined we are not the primary beneficiary because we are not the general partner, who makes all the significant decisions for the entities. Other limited partnerships and fund interests have returns from investment income. These entities are classified as VIEs as the decision makers do not have equity investments at risk in the entities. We have determined we are not the primary beneficiary because we do not make the significant decisions for the entities or our variable interest does not absorb the majority of the variability of the entities’ net assets.
The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2015
Fixed maturities, available-for-sale:
Corporate	$453.4	$359.8
Residential mortgage-backed pass-through securities	2,614.2	2,537.2
Commercial mortgage-backed securities	3,850.0	3,862.2
Collateralized debt obligations	663.6	688.8
Other debt obligations	4,471.5	4,467.7
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	25.9	25.9
Commercial mortgage-backed securities	2.3	2.3
Collateralized debt obligations	35.1	35.1
Other investments:
Other limited partnership and fund interests	215.8	215.8

December 31, 2014
Fixed maturities, available-for-sale:
Corporate	$456.7	$353.3
Residential mortgage-backed pass-through securities	2,805.2	2,687.0
Commercial mortgage-backed securities	3,975.5	3,896.9
Collateralized debt obligations	504.1	521.2
Other debt obligations	4,616.4	4,583.4
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	34.4	34.4
Commercial mortgage-backed securities	1.5	1.5
Collateralized debt obligations	39.4	39.4
Other debt obligations	0.2	0.2
Other investments:
Other limited partnership and fund interests	173.1	173.1

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale and other investments. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Sponsored Investment Funds
We provide asset management and other services to certain investment structures for which we earn performance-based management fees. These structures are considered VIEs. We are not the primary beneficiary of these entities as we do not have the obligation to absorb losses of the entities that could be potentially significant to the VIE or the right to receive benefits from these entities that could be potentially significant.
5. Investments
Fixed Maturities and Equity Securities
The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale are summarized as follows:

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)
	(in millions)
December 31, 2015
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,423.5	$23.4	$8.2	$1,438.7	$—
Non-U.S. governments	349.7	77.1	2.8	424.0	—
States and political subdivisions	4,450.6	232.9	19.2	4,664.3	—
Corporate	27,552.7	1,317.8	595.4	28,275.1	6.0
Residential mortgage-backed pass-through securities	2,537.1	89.0	11.9	2,614.2	—
Commercial mortgage-backed securities	3,862.2	65.3	77.5	3,850.0	80.7
Collateralized debt obligations	688.8	1.4	26.6	663.6	1.3
Other debt obligations	4,529.7	39.2	35.4	4,533.5	58.2
Total fixed maturities, available-for-sale	$45,394.3	$1,846.1	$777.0	$46,463.4	$146.2
Total equity securities, available-for-sale	$110.2	$5.8	$14.2	$101.8
December 31, 2014
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,074.5	$39.1	$2.9	$1,110.7	$—
Non-U.S. governments	357.2	90.8	1.4	446.6	—
States and political subdivisions	3,891.0	289.3	4.1	4,176.2	—
Corporate	26,953.6	2,149.2	188.1	28,914.7	18.3
Residential mortgage-backed pass-through securities	2,687.0	124.5	6.3	2,805.2	—
Commercial mortgage-backed securities	3,896.9	141.5	62.9	3,975.5	88.9
Collateralized debt obligations	521.2	3.5	20.6	504.1	1.3
Other debt obligations	4,583.4	57.5	24.5	4,616.4	66.9
Total fixed maturities, available-for-sale	$43,964.8	$2,895.4	$310.8	$46,549.4	$175.4
Total equity securities, available-for-sale	$113.1	$5.6	$9.8	$108.9

(1)
Excludes $131.5 million and $167.5 million as of December 31, 2015 and December 31, 2014, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The amortized cost and fair value of fixed maturities available-for-sale at December 31, 2015, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$2,631.3	$2,652.2
Due after one year through five years	12,677.7	12,963.9
Due after five years through ten years	7,742.9	7,846.2
Due after ten years	10,724.6	11,339.8
Subtotal	33,776.5	34,802.1
Mortgage-backed and other asset-backed securities	11,617.8	11,661.3
Total	$45,394.3	$46,463.4

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income
Major components of net investment income are summarized as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale	$1,923.4	$2,017.0	$2,109.3
Fixed maturities, trading	11.6	12.2	11.2
Equity securities, available-for-sale	5.6	5.4	6.9
Equity securities, trading	9.8	6.5	2.8
Mortgage loans	525.7	563.4	565.2
Real estate	96.6	103.2	60.7
Policy loans	41.4	43.8	43.5
Cash and cash equivalents	4.3	3.7	4.4
Derivatives	(66.6)	(87.9)	(115.2)
Other	75.1	71.1	67.2
Total	2,626.9	2,738.4	2,756.0
Investment expenses	(74.9)	(74.9)	(74.5)
Net investment income	$2,552.0	$2,663.5	$2,681.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments are summarized as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$17.0	$49.5	$22.9
Gross losses	(4.3)	(23.8)	(10.6)
Net impairment losses	(30.3)	(83.7)	(111.5)
Hedging, net	(58.3)	(21.4)	(115.6)
Fixed maturities, trading	(6.1)	8.8	(5.2)
Equity securities, available-for-sale:
Gross gains	—	—	0.7
Net impairment recoveries (losses)	0.3	10.0	(0.3)
Equity securities, trading	(8.2)	10.7	22.4
Mortgage loans	(0.3)	(9.4)	(16.0)
Derivatives	82.5	60.3	(22.8)
Other	(18.3)	61.7	24.7
Net realized capital gains (losses)	$(26.0)	$62.7	$(211.3)

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,059.6 million, $2,068.9 million and $1,493.7 million in 2015, 2014 and 2013, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity and equity securities that could potentially have a credit impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine that a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale	$(1.1)	$18.5	$(89.5)
Equity securities, available-for-sale	0.3	10.0	(0.3)
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	(0.8)	28.5	(89.8)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from OCI (1)	(29.2)	(102.2)	(22.0)
Net impairment losses on available-for-sale securities	$(30.0)	$(73.7)	$(111.8)

(1)
Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Beginning balance	$(140.3)	$(235.4)	$(329.0)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(6.1)	(7.2)	(15.1)
Credit losses for which an other-than-temporary impairment was
previously recognized	(13.8)	(67.4)	(75.9)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	24.7	163.1	172.0
Net reduction for positive changes in cash flows expected
to be collected and amortization (1)	7.5	6.6	12.6
Ending balance	$(128.0)	$(140.3)	$(235.4)
(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

	December 31, 2015
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$539.2	$7.5	$40.5	$0.7	$579.7	$8.2
Non-U.S. governments	55.1	2.8	—	—	55.1	2.8
States and political subdivisions	677.6	18.8	6.5	0.4	684.1	19.2
Corporate	7,441.3	291.1	1,244.2	304.3	8,685.5	595.4
Residential mortgage-backed pass-
through securities	656.7	6.7	147.9	5.2	804.6	11.9
Commercial mortgage-backed
securities	1,419.8	26.8	299.5	50.7	1,719.3	77.5
Collateralized debt obligations	424.9	3.8	164.0	22.8	588.9	26.6
Other debt obligations	2,459.3	18.8	403.5	16.6	2,862.8	35.4
Total fixed maturities, available-for-sale	$13,673.9	$376.3	$2,306.1	$400.7	$15,980.0	$777.0
Total equity securities, available-for-sale	$0.8	$1.0	$32.7	$13.2	$33.5	$14.2

Our consolidated portfolio consists of available-for-sale fixed maturities where 87% were investment grade (rated AAA through BBB-) with an average price of 95 (carrying value/amortized cost) at December 31, 2015. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2015, due primarily to an increase in interest rates and widening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,725 securities with a carrying value of $13,673.9 million and unrealized losses of $376.3 million reflecting an average price of 97 at December 31, 2015. Of this portfolio, 90% was investment grade (rated AAA through BBB-) at December 31, 2015, with associated unrealized losses of $298.1 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 404 securities with a carrying value of $2,306.1 million and unrealized losses of $400.7 million. The average rating of this portfolio was BBB+ with an average price of 85 at December 31, 2015. Of the $400.7 million in unrealized losses, the corporate sector accounts for $304.2 million in unrealized losses with an average price of 80 and an average credit rating of BBB-. The remaining unrealized losses consist primarily of $50.7 million within the commercial mortgage-backed securities sector with an average price of 86 and an average credit rating of BBB+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2015.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$200.3	$0.7	$95.0	$2.2	$295.3	$2.9
Non-U.S. governments	13.5	1.4	—	—	13.5	1.4
States and political subdivisions	208.1	0.7	210.5	3.4	418.6	4.1
Corporate	3,005.9	75.1	1,091.1	113.0	4,097.0	188.1
Residential mortgage-backed pass-
through securities	18.0	—	395.3	6.3	413.3	6.3
Commercial mortgage-backed
securities	375.3	3.0	395.0	59.9	770.3	62.9
Collateralized debt obligations	114.8	1.0	112.0	19.6	226.8	20.6
Other debt obligations	971.2	3.5	432.7	21.0	1,403.9	24.5
Total fixed maturities, available-for-sale	$4,907.1	$85.4	$2,731.6	$225.4	$7,638.7	$310.8
Total equity securities, available-for-sale	$10.0	$—	$36.0	$9.8	$46.0	$9.8

Our consolidated portfolio consists of available-for-sale fixed maturities where 80% were investment grade (rated AAA through BBB-) with an average price of 96 (carrying value/amortized cost) at December 31, 2014. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2014, due primarily to a decrease in interest rates.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 685 securities with a carrying value of $4,907.1 million and unrealized losses of $85.4 million reflecting an average price of 98 at December 31, 2014. Of this portfolio, 77% was investment grade (rated AAA through BBB-) at December 31, 2014, with associated unrealized losses of $44.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 429 securities with a carrying value of $2,731.6 million and unrealized losses of $225.4 million. The average rating of this portfolio was A with an average price of 92 at December 31, 2014. Of the $225.4 million in unrealized losses, the corporate sector accounts for $113.0 million in unrealized losses with an average price of 91 and an average credit rating of BBB+. The remaining unrealized losses consist primarily of $59.9 million within the commercial mortgage-backed securities sector with an average price of 87 and an average credit rating of A-. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2014.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in fixed maturities available-for-sale, equity securities available-for-sale and derivative instruments in cash flow hedge relationships are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances and applicable income taxes was as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$1,153.0	$2,712.3
Noncredit component of impairment losses on fixed maturities, available-for-sale	(146.2)	(175.4)
Net unrealized losses on equity securities, available-for-sale	(8.4)	(4.2)
Adjustments for assumed changes in amortization patterns	(127.0)	(346.8)
Adjustments for assumed changes in policyholder liabilities	(214.2)	(849.3)
Net unrealized gains on derivative instruments	217.0	203.8
Net unrealized gains on equity method subsidiaries and noncontrolling interest
adjustments	70.4	42.9
Provision for deferred income taxes	(329.4)	(553.5)
Net unrealized gains on available-for-sale securities and derivative instruments	$615.2	$1,029.8

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, including mezzanine loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Commercial mortgage loans	$11,222.4	$10,684.0
Residential mortgage loans	620.0	536.4
Total amortized cost	11,842.4	11,220.4

Valuation allowance	(51.4)	(56.0)
Total carrying value	$11,791.0	$11,164.4

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. We purchased $227.3 million, $99.0 million and $44.9 million of residential mortgage loans in 2015, 2014 and 2013, respectively. We sold $0.0 million, $34.6 million and $0.0 million of residential mortgage loans in 2015, 2014 and 2013, respectively. We purchased $193.6 million, $57.3 million and $166.1 million of commercial mortgage loans in 2015, 2014 and 2013, respectively. We sold $1.0 million, $0.2 million and $13.0 million of commercial mortgage loans in 2015, 2014 and 2013, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2015		December 31, 2014
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$509.4	4.5%	$528.0	4.9%
Middle Atlantic	3,075.6	27.4	2,951.0	27.7
East North Central	451.8	4.0	442.1	4.1
West North Central	264.3	2.4	233.3	2.2
South Atlantic	2,072.7	18.5	1,970.9	18.5
East South Central	215.1	1.9	197.4	1.8
West South Central	1,120.6	10.0	1,023.9	9.6
Mountain	898.8	8.0	772.0	7.2
Pacific	2,614.1	23.3	2,565.4	24.0
Total	$11,222.4	100.0%	$10,684.0	100.0%

Property type distribution
Office	$4,010.0	35.7%	$3,646.1	34.1%
Retail	2,521.6	22.5	2,512.1	23.5
Industrial	1,840.9	16.4	1,916.1	18.0
Apartments	2,474.2	22.0	2,200.5	20.6
Hotel	320.5	2.9	331.5	3.1
Mixed use/other	55.2	0.5	77.7	0.7
Total	$11,222.4	100.0%	$10,684.0	100.0%

Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $218.8 million and $283.4 million and first lien mortgages with an amortized cost of $401.2 million and $253.0 million as of December 31, 2015 and December 31, 2014, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.
Mortgage Loan Credit Monitoring
Commercial Credit Risk Profile Based on Internal Rating
We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of a Standard & Poor’s (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.
Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2015
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$9,825.3	$224.0	$10,049.3
BBB+ thru BBB-	870.1	119.5	989.6
BB+ thru BB-	158.6	0.1	158.7
B+ and below	24.1	0.7	24.8
Total	$10,878.1	$344.3	$11,222.4

	December 31, 2014
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$9,098.6	$168.8	$9,267.4
BBB+ thru BBB-	1,019.4	178.5	1,197.9
BB+ thru BB-	148.3	0	148.3
B+ and below	68.8	1.6	70.4
Total	$10,335.1	$348.9	$10,684.0

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans was as follows:

	December 31, 2015
	Home equity	First liens	Total
	(in millions)
Performing	$208.0	$396.0	$604.0
Nonperforming	10.8	5.2	16.0
Total	$218.8	$401.2	$620.0

	December 31, 2014
	Home equity	First liens	Total
	(in millions)
Performing	$268.4	$247.6	$516.0
Nonperforming	15.0	5.4	20.4
Total	$283.4	$253.0	$536.4
Non-Accrual Mortgage Loans
Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The amortized cost of mortgage loans on non-accrual status was as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Commercial:
Brick and mortar	$—	$9.6
Residential:
Home equity	10.8	15.0
First liens	5.2	5.4
Total	$16.0	$30.0

The aging of our mortgage loans, based on amortized cost, was as follows:

	December 31, 2015
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$10,878.1	$10,878.1
Commercial-CTL	—	—	—	—	344.3	344.3
Residential-home equity	2.0	1.0	0.6	3.6	215.2	218.8
Residential-first liens	—	0.1	4.0	4.1	397.1	401.2
Total	$2.0	$1.1	$4.6	$7.7	$11,834.7	$11,842.4

	December 31, 2014
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$4.5	$0.7	$5.2	$10,329.9	$10,335.1
Commercial-CTL	—	—	—	—	348.9	348.9
Residential-home equity	2.3	1.2	3.4	6.9	276.5	283.4
Residential-first liens	0.3	1.1	4.3	5.7	247.3	253.0
Total	$2.6	$6.8	$8.4	$17.8	$11,202.6	$11,220.4

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2015 or December 31, 2014.
Mortgage Loan Valuation Allowance
We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2015
Beginning balance	$26.9	$29.1	$56.0
Provision	3.9	0.1	4.0
Charge-offs	(3.4)	(8.9)	(12.3)
Recoveries	0.1	3.6	3.7
Ending balance	$27.5	$23.9	$51.4
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$7.5	$7.5
Collectively evaluated for impairment	27.5	16.4	43.9
Allowance ending balance	$27.5	$23.9	$51.4
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$23.1	$23.1
Collectively evaluated for impairment	11,222.4	596.9	11,819.3
Loan ending balance	$11,222.4	$620.0	$11,842.4

For the year ended December 31, 2014
Beginning balance	$28.7	$40.3	$69.0
Provision	(0.9)	7.9	7.0
Charge-offs	(0.9)	(22.7)	(23.6)
Recoveries	—	3.6	3.6
Ending balance	$26.9	$29.1	$56.0
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$8.8	$11.2
Collectively evaluated for impairment	24.5	20.3	44.8
Allowance ending balance	$26.9	$29.1	$56.0
Loan balance by basis of impairment method:
Individually evaluated for impairment	$4.4	$26.4	$30.8
Collectively evaluated for impairment	10,679.6	510.0	11,189.6
Loan ending balance	$10,684.0	$536.4	$11,220.4

For the year ended December 31, 2013
Beginning balance	$51.8	$44.4	$96.2
Provision	4.1	11.1	15.2
Charge-offs	(28.0)	(18.3)	(46.3)
Recoveries	0.8	3.1	3.9
Ending balance	$28.7	$40.3	$69.0
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$9.8	$12.2
Collectively evaluated for impairment	26.3	30.5	56.8
Allowance ending balance	$28.7	$40.3	$69.0
Loan balance by basis of impairment method:
Individually evaluated for impairment	$4.4	$31.4	$35.8
Collectively evaluated for impairment	10,278.1	574.3	10,852.4
Loan ending balance	$10,282.5	$605.7	$10,888.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a troubled debt restructuring (“TDR”). Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2015
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$3.6	$3.6	$—
With an allowance recorded:
Residential-home equity	13.7	14.8	7.0
Residential-first liens	5.8	5.8	0.5
Total:
Residential	$23.1	$24.2	$7.5

	December 31, 2014
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Commercial-brick and mortar	$5.2	$6.7	$—
Residential-first liens	3.4	3.4	—
With an allowance recorded:
Commercial-brick and mortar	4.4	4.4	2.4
Residential-home equity	16.5	17.1	8.2
Residential-first liens	6.5	6.4	0.6
Total:
Commercial	$9.6	$11.1	$2.4
Residential	$26.4	$26.9	$8.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	Average
	recorded	Interest income
	investment	recognized
	(in millions)
For the year ended December 31, 2015
With no related allowance recorded:
Commercial-brick and mortar	$2.6	$—
Residential-first liens	3.5	—
With an allowance recorded:
Commercial-brick and mortar	2.2	0.1
Residential-home equity	15.1	0.4
Residential-first liens	6.1	0.2
Total:
Commercial	$4.8	$0.1
Residential	$24.7	$0.6

For the year ended December 31, 2014
With no related allowance recorded:
Commercial-brick and mortar	$13.4	$—
Residential-first liens	4.0	—
With an allowance recorded:
Commercial-brick and mortar	4.4	0.2
Residential-home equity	18.0	0.6
Residential-first liens	6.9	0.2
Total:
Commercial	$17.8	$0.2
Residential	$28.9	$0.8

For the year ended December 31, 2013
With no related allowance recorded:
Commercial-brick and mortar	$22.2	$0.2
Residential-first liens	7.2	—
With an allowance recorded:
Commercial-brick and mortar	4.4	0.3
Residential-home equity	20.2	1.1
Residential-first liens	7.1	0.2
Total:
Commercial	$26.6	$0.5
Residential	$34.5	$1.3
Mortgage Loan Modifications
Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. The commercial mortgage loan TDRs were modified to delay or reduce principal payments and to reduce or delay interest payments. For these TDR assessments, we have determined the loan rates are now considered below market based on current circumstances. The commercial mortgage loan modifications resulted in delayed cash receipts and a decrease in interest income. The residential mortgage loan TDRs include modifications of interest-only payment periods, delays in principal balloon payments, and interest rate reductions. Residential mortgage loan modifications resulted in delayed or decreased cash receipts and a decrease in interest income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated. In addition, the table includes information for loans that were modified and met the criteria of a TDR within the past twelve months that were in payment default during the periods indicated:

	For the year ended December 31, 2015
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Residential-home equity	14	$0.6	2	$—
Total	14	$0.6	2	$—

	For the year ended December 31, 2014
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Commercial-brick and mortar	2	$5.1	1	$0.7
Residential-home equity	75	3.0	3	—
Residential-first liens	1	0.1	—	—
Total	78	$8.2	4	$0.7

	For the year ended December 31, 2013
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Commercial-brick and mortar	2	$0.9	—	$—
Residential-home equity	69	3.8	19	—
Residential-first liens	3	0.6	1	0.3
Total	74	$5.3	20	$0.3

Commercial mortgage loans that have been designated as a TDR have been previously reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

Residential mortgage loans that have been designated as a TDR are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

Real Estate
Depreciation expense on invested real estate was $49.3 million, $46.4 million and $44.4 million in 2015, 2014 and 2013, respectively. Accumulated depreciation was $409.1 million and $387.8 million as of December 31, 2015 and 2014, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Other Investments
Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2015	2014
		(in millions)
Total assets		$60,234.7	$14,066.7
Total liabilities		14,165.9	3,773.7
Total equity		$46,068.8	$10,293.0
Net investment in unconsolidated entities		$466.1	$521.6

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Total revenues	$7,693.6	$1,485.2	$773.7
Net income	4,443.0	747.3	368.3
Our share of net income of unconsolidated entities	57.4	52.9	43.9
Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.
Securities Posted as Collateral
We posted $935.7 million in fixed maturities, available-for-sale securities at December 31, 2015, to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements and a lending arrangement. In addition, we posted $2,705.5 million in commercial mortgage loans and home equity mortgages as of December 31, 2015, to satisfy collateral requirements associated with our obligation under funding agreements with the Federal Home Loan Bank of Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as fixed maturities, available-for-sale and mortgage loans, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, $295.2 million can be sold or repledged by the secured party.
Balance Sheet Offsetting
Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2015
Derivative assets	$656.5	$(409.7)	$(227.7)	$19.1
December 31, 2014
Derivative assets	$650.8	$(478.9)	$(159.4)	$12.5

(1)
The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amount of derivative assets is not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2015
Derivative liabilities	$729.0	$(409.7)	$(253.9)	$65.4
December 31, 2014
Derivative liabilities	$763.8	$(478.9)	$(220.6)	$64.3

(1)
The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $381.4 million and $395.0 million of derivative liabilities as of December 31, 2015 and December 31, 2014, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amount of derivative liabilities is not netted against offsetting assets for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged is generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.
Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expense on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2015 and December 31, 2014.
6. Derivative Financial Instruments
Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.
Types of Derivative Instruments
Interest Rate Contracts
Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate collars to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts and lapse risk associated with higher interest rates.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread.  We currently use futures traded on an exchange (“exchange traded”) and total return swaps referencing equity indices to hedge our portfolio from potential credit losses related to systemic events.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We have investment contracts in which the return is tied to a leveraged inflation index. We economically hedge the risk associated with these investment contracts.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities and universal life contracts that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

Exposure

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

We posted $342.7 million and $271.6 million in cash and securities under collateral arrangements as of December 31, 2015 and December 31, 2014, respectively, to satisfy collateral requirements associated with our derivative credit support agreements and FCM agreements. These amounts include initial margin requirements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2015 and December 31, 2014, was $606.5 million and $656.2 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $342.7 million and $271.6 million as of December 31, 2015 and December 31, 2014, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2015, we would be required to post an additional $75.8 million of collateral to our counterparties.

As of December 31, 2015 and December 31, 2014, we had received $211.6 million and $138.7 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$21,704.2	$19,182.6
Interest rate options	4,900.0	4,900.0
Swaptions	159.0	260.0
Interest rate futures	162.0	147.5
Foreign exchange contracts:
Currency swaps	1,589.2	1,835.1
Equity contracts:
Equity options	3,604.8	3,293.4
Equity futures	514.2	498.1
Credit contracts:
Credit default swaps	1,084.5	1,234.5
Total return swaps	90.0	90.0
Futures	13.1	10.4
Other contracts:
Embedded derivatives	9,294.1	8,646.8
Total notional amounts at end of period	$43,115.1	$40,098.4

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$505.5	$510.8
Interest rate options	34.1	41.0
Foreign exchange contracts:
Currency swaps	99.8	87.6
Equity contracts:
Equity options	39.9	30.2
Credit contracts:
Credit default swaps	13.4	13.3
Total return swaps	0.5	—
Total gross credit exposure	693.2	682.9
Less: collateral received	228.3	173.9
Net credit exposure	$464.9	$509.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$9.4	$8.8	$132.2	$193.9
Foreign exchange contracts	94.1	80.0	164.2	69.1
Total derivatives designated as hedging
instruments	$103.5	$88.8	$296.4	$263.0

Derivatives not designated as hedging
instruments
Interest rate contracts	$493.0	$508.6	$255.8	$321.5
Foreign exchange contracts	6.1	9.9	24.8	12.0
Equity contracts	40.0	30.2	112.3	131.7
Credit contracts	13.9	13.3	39.7	35.6
Other contracts	—	—	381.4	395.0
Total derivatives not designated as hedging
instruments	553.0	562.0	814.0	895.8

Total derivative instruments	$656.5	$650.8	$1,110.4	$1,158.8

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative liabilities with a fair value of $151.1 million and $155.9 million as of December 31, 2015 and December 31, 2014, respectively, are reported with contractholder funds on the consolidated statements of financial position.
Credit Derivatives Sold
When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an over-the-counter credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.
These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. The effect of this purchased protection would reduce our total maximum future payments by $0.0 million as of December 31, 2015 and $10.0 million as of December 31, 2014. These purchased credit derivative transactions had a net asset (liability) fair value of $0.0 million as of December 31, 2015 and $(0.1) million as of December 31, 2014. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.
We purchased an investment structure with embedded credit features that is fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2015
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$0.8	$30.0	3.2
AA	74.0	1.1	74.0	2.3
A	195.0	2.2	195.0	2.2
BBB	310.0	(0.9)	310.0	2.9
BB	30.0	(4.6)	30.0	3.1
CCC	10.0	(6.8)	10.0	4.0
Government/municipalities
AA	30.0	0.6	30.0	3.3
Sovereign
AA	10.0	—	10.0	3.7
BBB	40.0	(0.9)	40.0	3.7
Total single name credit default swaps	729.0	(8.5)	729.0	2.8

Basket and index credit default swaps
Corporate debt
Near default (1)	100.4	(17.7)	100.4	1.2
Government/municipalities
AA	30.0	(1.1)	30.0	1.7
Structured finance
AAA	11.9	—	11.9	0.6
Total basket and index credit default swaps	142.3	(18.8)	142.3	1.3
Total credit default swap protection sold	$871.3	$(27.3)	$871.3	2.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$1.0	$30.0	4.2
AA	79.0	1.6	79.0	3.3
A	254.5	3.3	254.5	2.8
BBB	345.0	1.2	345.0	3.6
BB	10.0	0.9	10.0	5.0
Government/municipalities
AA	30.0	0.6	30.0	4.3
Sovereign
AA	10.0	0.1	10.0	4.7
BBB	40.0	(0.1)	40.0	4.7
Total single name credit default swaps	798.5	8.6	798.5	3.5

Basket and index credit default swaps
Corporate debt
Near default (1)	100.4	(19.1)	100.4	2.2
Government/municipalities
AA	30.0	(1.8)	30.0	2.7
Structured finance
BBB	16.9	0.1	16.9	3.5
Total basket and index credit default swaps	147.3	(20.8)	147.3	2.5
Total credit default swap protection sold	$945.8	$(12.2)	$945.8	3.3

(1)
Includes $78.0 million as of both December 31, 2015 and 2014, notional of derivatives in consolidated collateralized private investment vehicle VIEs where the credit risk is borne by third party investors.

We also have invested in fixed maturities classified as trading that contain credit default swaps. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2015
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
A	$24.6	$24.6	1.0
Total corporate debt	24.6	24.6	1.0

Structured finance
A	52.2	52.2	1.1
BBB	3.4	3.4	1.6
BB	2.3	2.3	1.6
CCC	4.8	4.8	1.9
Total structured finance	62.7	62.7	1.2
Total fixed maturities with credit derivatives	$87.3	$87.3	1.1

	December 31, 2014
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
A	$24.1	$24.1	2.0
Total corporate debt	24.1	24.1	2.0

Structured finance
A	56.1	56.1	1.5
BB	5.8	5.8	2.7
CCC	9.5	9.5	4.7
Total structured finance	71.4	71.4	2.1
Total fixed maturities with credit derivatives	$95.5	$95.5	2.0

Fair Value Hedges
We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.
We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.
The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.
Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in fair	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)
hedging relationships	2015	2014	2013	relationships	2015	2014	2013
	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$26.4	$25.4	$139.5	available-for-sale	$(26.1)	$(27.7)	$(133.3)
Interest rate contracts	0.8	2.0	(0.7)	Investment contracts	(0.7)	(1.9)	0.2
Foreign exchange				Fixed maturities,
contracts	3.8	5.5	(0.2)	available-for-sale	(3.8)	(5.4)	0.4
Foreign exchange
contracts	—	0.2	(36.7)	Investment contracts	—	(0.2)	36.5
Total	$31.0	$33.1	$101.9	Total	$(30.6)	$(35.2)	$(96.2)

(1)
The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged Item	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale (1)	$(72.8)	$(93.0)	$(120.7)
Investment contracts (2)	3.7	4.3	33.2

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.
Cash Flow Hedges
We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.
We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.
The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.
The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 4.5 years. At December 31, 2015, we had $44.1 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income. We reclassified $0.0 million and $0.0 million from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring during the years ended December 31, 2015 and 2014, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,
relationships	hedged item	2015	2014	2013	(effective portion)	2015	2014	2013
		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$33.1	$29.0	$(80.5)	income	$16.8	$13.8	$11.7
Interest rate					Benefits, claims and
contracts	Investment contracts	4.7	2.0	2.5	settlement expenses	—	—	—
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	16.9	68.7	(0.9)	gains (losses)	28.4	(10.2)	(16.7)
Foreign exchange					Benefits, claims and
contracts	Investment contracts	2.4	7.2	5.0	settlement expenses	—	—	—
Total		$57.1	$106.9	$(73.9)	Total	$45.2	$3.6	$(5.0)

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged item	2015	2014	2013
	(in millions)
Fixed maturities, available-for-sale (1)	$6.1	$5.1	$7.7
Investment contracts (2)	(18.3)	(11.1)	(11.0)

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain resulting from the ineffective portion of foreign currency contracts in cash flow hedging relationships was $0.0 million, $0.0 million and $0.8 million for the years ended December 31, 2015, 2014 and 2013, respectively.

We expect to reclassify net gains of $6.6 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Derivatives Not Designated as Hedging Instruments

Our use of futures, certain swaptions and swaps, collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2015	2014	2013
	(in millions)
Interest rate contracts	$74.0	$246.1	$(137.6)
Foreign exchange contracts	(11.2)	(31.4)	6.1
Equity contracts	(50.5)	21.9	(159.4)
Credit contracts	3.5	(34.7)	40.6
Other contracts	(5.7)	(190.2)	148.3
Total	$10.1	$11.7	$(102.0)

7. Closed Block
In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI.

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2015 and 2014, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $88.7 million and $165.2 million as of December 31, 2015 and 2014, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2015	December 31, 2014
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$4,229.2	$4,366.5
Other policyholder funds	9.2	9.6
Policyholder dividends payable	246.4	259.2
Policyholder dividends obligation	88.7	165.2
Other liabilities	8.2	17.6
Total Closed Block liabilities	4,581.7	4,818.1

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,211.5	2,399.5
Fixed maturities, trading	10.3	11.9
Equity securities, available-for-sale	3.8	3.8
Mortgage loans	899.1	912.1
Policy loans	587.2	610.0
Other investments	81.9	101.1
Total investments	3,793.8	4,038.4
Cash and cash equivalents	88.8	29.2
Accrued investment income	45.3	48.8
Premiums due and other receivables	11.3	13.6
Deferred tax asset	55.2	58.1
Other assets	0.2	—
Total assets designated to the Closed Block	3,994.6	4,188.1
Excess of Closed Block liabilities over assets designated to the Closed Block	587.1	630.0
Amounts included in accumulated other comprehensive income	9.3	18.9
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$596.4	$648.9
Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Revenues
Premiums and other considerations	$325.6	$351.9	$379.9
Net investment income	187.0	201.9	207.7
Net realized capital losses	(0.2)	(2.3)	(12.3)
Total revenues	512.4	551.5	575.3

Expenses
Benefits, claims and settlement expenses	283.2	313.3	320.1
Dividends to policyholders	160.4	173.2	184.4
Operating expenses	3.9	4.3	4.7
Total expenses	447.5	490.8	509.2
Closed Block revenues, net of Closed Block expenses, before income taxes	64.9	60.7	66.1
Income taxes	20.7	19.5	21.1
Closed Block revenues, net of Closed Block expenses and income taxes	44.2	41.2	45.0
Funding adjustment charges	8.3	(4.8)	(6.5)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustment charges	$52.5	$36.4	$38.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Beginning of year	$648.9	$685.3	$723.8
End of year	596.4	648.9	685.3
Change in maximum future earnings	$(52.5)	$(36.4)	$(38.5)
We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.
8. Deferred Acquisition Costs
Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)

Balance at beginning of year	$2,754.6	$2,848.8	$2,394.7
Cost deferred during the year	356.5	347.4	393.0
Amortized to expense during the year (1)	(251.7)	(348.5)	(170.6)
Adjustment related to unrealized gains on available-for-sale securities and
derivative instruments	197.9	(93.1)	231.7
Balance at end of year	$3,057.3	$2,754.6	$2,848.8
(1) Includes adjustments for revisions to estimated gross profits.
9. Insurance Liabilities
Contractholder Funds
Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

	December 31,
	2015	2014
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$10,147.4	$10,077.7
GICs	10,222.8	10,115.3
Funding agreements	6,863.4	7,338.1
Other investment contracts	996.6	1,008.5
Total liabilities for investment contracts	28,230.2	28,539.6
Universal life and other reserves	4,921.4	4,888.7
Total contractholder funds	$33,151.6	$33,428.3
Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.
Funding agreements include those issued directly to nonqualified institutional investors, as well as under five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2015 and 2014, $107.5 million and $111.2 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2015 and 2014, $1,021.0 million and $1,137.1 million, respectively, of liabilities are outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2015 and 2014, $201.4 million and $505.8 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of December 31, 2015 and 2014, $246.0 million and $549.2 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement‑backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. As of December 31, 2015 and 2014, $3,537.0 million and $3,284.7 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. Similar to the SEC-registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Future Policy Benefits and Claims

Activity associated with unpaid disability and health claims is summarized as follows:

	December 31,
	2015	2014	2013
	(in millions)

Balance at beginning of year	$1,240.1	$1,144.7	$1,066.0
Incurred:
Current year	810.2	760.5	712.0
Prior years	—	1.2	1.0
Total incurred	810.2	761.7	713.0
Payments:
Current year	484.3	445.5	432.1
Prior years	243.3	220.8	202.2
Total payments	727.6	666.3	634.3
Balance at end of year:
Current year	325.9	315.0	279.9
Prior years	996.8	925.1	864.8
Total balance at end of year	$1,322.7	$1,240.1	$1,144.7

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$51.5	$47.5	$43.4
Reinsurance recoverables for unpaid claims	$325.2	$304.6	$265.8

Incurred liability adjustments relating to prior years, which affected current operations during 2015, 2014 and 2013, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid disability and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid disability and health claims.

10. Debt

Short-Term Debt

As of December 31, 2015 and 2014, we had $108.8 million and $154.5 million, respectively, of outstanding borrowings related to affiliated credit facilities, which consisted of a payable to PFSI, with no assets pledged as support. Interest paid on intercompany debt was $0.4 million, $0.5 million and $0.8 million during 2015, 2014 and 2013, respectively. As of both December 31, 2015 and 2014, we had external short-term credit facilities with various financial institutions in an aggregate amount of $945.0 million. These credit facilities include a $400.0 million 5-year facility that matures in March 2019, with PFG, PFSI and us as co-borrowers, a $300.0 million 364-day facility with us as borrower that matures in March 2015, and a $200.0 million 3-year facility with PFG, PFSI, Principal Financial Services V (UK) LTD and us as the co-borrowers that matures in March 2017. These facilities may be used for general corporate purposes, including commercial paper back-stop. Our commercial paper programs require 100% back-stop support, of which there were no outstanding balances as of December 31, 2015 and 2014.

The weighted‑average interest rate on short-term borrowings as of December 31, 2015 and 2014, was 0.2% and 0.1%, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
Long-Term Debt

The components of long-term debt were as follows:

	December 31,
	2015	2014
	(in millions)

Non-recourse mortgages and notes payable	$42.8	$82.3
Total long-term debt	$42.8	$82.3

The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.
On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates held any portion of the notes. Each payment of interest and principal on the notes, however, could be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) and only to the extent that we had sufficient surplus earnings to make such payments. On March 1, 2014, we redeemed the surplus notes in whole at a redemption price equal to 102.3% of par, which was approved by the Commissioner.

The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2015, ranged from $1.7 million to $41.1 million per development with interest rates being variable. Outstanding principal balances as of December 31, 2014, ranged from $1.7 million to $32.6 million per development with interest rates being variable. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $79.5 million and $155.6 million as of December 31, 2015 and 2014, respectively.
At December 31, 2015, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2016	$42.8
2017	—
2018	—
2019	—
2020	—
Thereafter	—
Total future maturities of the long-term debt	$42.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

11. Income Taxes
Income Tax Expense
Our income tax expense was as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Current income taxes (benefits):
U.S. federal	$266.2	$218.8	$98.2
State	9.3	6.0	4.9
Foreign	0.7	4.9	17.9
Tax benefit of operating loss carryforward	(42.3)	(161.4)	(130.4)
Total current income taxes (benefits)	233.9	68.3	(9.4)
Deferred income taxes:
U.S. federal	46.4	172.7	181.3
State	1.6	2.0	1.3
Total deferred income taxes	48.0	174.7	182.6
Total income taxes	$281.9	$243.0	$173.2
Effective Income Tax Rate
Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2015	2014	2013
U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(13)	(12)	(13)
Interest exclusion from taxable income	(2)	(2)	(2)
Tax credits	(2)	(2)	—
Impact of court ruling on some uncertain tax positions	4	—	—
Other	1	1	—
Effective income tax rate	23%	20%	20%
Unrecognized Tax Benefits
A summary of the changes in unrecognized tax benefits follows.

	For the year ended December 31,
	2015	2014
	(in millions)
Balance at beginning of period	$168.5	$106.0
Additions based on tax positions related to the current year	12.8	12.1
Additions for tax positions of prior years	45.2	58.8
Reductions for tax positions related to the current year	(8.7)	(8.4)
Reductions for tax positions of prior years	(2.6)	—
Balance at end of period (1)	$215.2	$168.5
(1) Of this amount, $75.7 million, if recognized, would reduce the 2015 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses.

As of December 31, 2015 and 2014, we had recognized $137.9 million and $100.4 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Net Deferred Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our net deferred income taxes were as follows:

	December 31,
	2015	2014
	(in millions)
Deferred income tax assets:
Insurance liabilities	$109.6	$390.8
Investments, including derivatives	354.2	380.6
Net operating loss carryforwards	0.5	42.8
Tax credit carryforwards	158.5	71.6
Employee benefits	158.4	147.3
Foreign currency translation	123.4	61.8
Total deferred income tax assets	904.6	1,094.9
Deferred income tax liabilities:
Deferred acquisition costs	(831.0)	(728.3)
Investments, including derivatives	(355.3)	(374.2)
Net unrealized gains on available-for-sale securities	(373.0)	(901.0)
Real estate	(122.1)	(132.7)
Intangible assets	(16.4)	(22.4)
Other deferred income tax liabilities	(99.6)	(19.1)
Total deferred income tax liabilities	(1,797.4)	(2,177.7)
Total net deferred income tax liabilities	$(892.8)	$(1,082.8)
Net deferred income taxes by jurisdiction were as follows:

	December 31,
	2015	2014
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(887.3)	$(1,078.8)
State	(5.5)	(4.0)
Total net deferred income tax liabilities	$(892.8)	$(1,082.8)
In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2015 and 2014, we have tax credit carryforwards for U.S. federal income tax purposes of $158.5 million and $71.6 million, respectively. Alternative minimum, foreign and general business tax credit carryovers were generated during the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined our consolidated U.S. federal income tax return beginning in 2012 and 2013. Some of these tax credit carryforwards will expire in 2023 while others never expire. As of December 31, 2015, all accumulated U.S. federal tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.
As of December 31, 2015 and 2014, domestic state net operating loss carryforwards were $9.4 million and $11.8 million, respectively, and will expire between 2015 and 2034. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax assets that are more likely than not to be realized. As of December 31, 2015, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Other Tax Information

The Internal Revenue Service (“IRS”) has completed examination of the consolidated U.S. federal income tax returns for years prior to 2009. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We believe there is a reasonable possibility this litigation can be resolved within the next twelve months. As of December 31, 2015 and 2014, we had $232.1 million and $300.7 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

We filed claims for refund for tax years 2006 through 2008 in 2015. The IRS commenced audit of our U.S. federal income tax return for 2009 in the fourth quarter of 2011, 2010 in the first quarter of 2012, 2011 in the first quarter of 2013, and 2012 in the third quarter of 2015. We do not expect the results of these audits or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

The U.S. Court of Federal Claims denied cross-motions for partial summary judgment on February 4, 2015, and ordered a trial on the previously taxed income issue in the case of Principal Life Insurance Company and Subsidiaries v. the United States. Previously, in the same case, on May 9, 2014, the court ruled against our tax treatment of transactions involving the purchase and sale of principal-only certificates. These recent events caused the re-evaluation of all our pending uncertain tax positions, which resulted in a $30.3 million reduction in net income in the first quarter of 2015 and a $47.5 million reduction in net income in the second quarter of 2014. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995-2003 or those that might arise in tax years subsequent to 2003 to have a material impact on our net income. We do not believe there is a reasonable possibility the total amount of uncertain tax benefits will significantly increase or decrease in the next twelve months.

12. Employee and Agent Benefits

We participate in postretirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, PFG ("affiliated companies"). Actuarial information regarding the status of the postretirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies for plans we sponsor and we reimburse PFG for plans it sponsors. The reimbursement is not reflected in our employee and agent benefits disclosures.

Prior to November 2014, we sponsored defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. The funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. The funding policy for the nonqualified benefit plan is to fund the plan in the years that the employees are providing service, taking into account the funded status of the trust. While assets are designated to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP. Effective November 2014, PFG became the sponsor of these plans. We continue to reflect pension expense through our expense allocation agreement with PFG. In connection with the change in sponsorship, PFG assumed the pension plan liability from us.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

We provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, who retired on or after January 1, 2011, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.
Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service, taking into account the funded status of the trust.
Obligations and Funded Status
The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position, was as follows:

			Other postretirement
	Pension benefits		benefits
	December 31,		December 31,
	2015	2014	2015	2014
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$—	$(2,440.2)	$(169.7)	$(140.6)
Service cost	—	(45.0)	(2.0)	(1.4)
Interest cost	—	(97.6)	(6.6)	(6.6)
Actuarial gain	—	—	(2.7)	(26.0)
Participant contribution	—	—	(6.4)	(6.6)
Benefits paid	—	69.5	12.7	12.2
Plan transfer due to change in sponsorship	—	2,513.3	—	—
Other	—	—	9.0	(0.7)
Benefit obligation at end of year	$—	$—	$(165.7)	$(169.7)

Change in plan assets
Fair value of plan assets at beginning of year	$—	$1,925.6	$639.7	$613.0
Actual return on plan assets	—	110.0	(6.9)	31.9
Employer contribution	—	116.4	0.5	0.4
Participant contributions	—	—	6.4	6.6
Benefits paid	—	(69.5)	(12.7)	(12.2)
Plan transfer due to change in sponsorship	—	(2,082.5)	—	—
Fair value of plan assets at end of year	$—	$—	$627.0	$639.7

Amount recognized in statement of financial position
Other assets	$—	$—	$461.9	$470.7
Other liabilities	—	—	(0.6)	(0.7)
Total	$—	$—	$461.3	$470.0

Amount recognized in accumulated other comprehensive
income
Total net actuarial gain	$—	$—	$(8.6)	$(53.0)
Prior service benefit	—	—	(33.0)	(35.9)
Pre-tax accumulated other comprehensive income	$—	$—	$(41.6)	$(88.9)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Other Postretirement Plan Changes and Plan Gains/Losses

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare Modernization Act”) provides a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During each of the years ended December 31, 2015, 2014 and 2013, the Medicare subsidies we received and accrued for were $0.7 million, $0.7 million and $0.8 million, respectively.

Effective January 1, 2016, post-65 medical coverage for employees who retired from January 1, 1992, to December 31, 2010, will transition from a traditional medical plan to a stipend health reimbursement arrangement. This plan change reduced our accumulated postretirement benefit obligation by $15.5 million as of December 31, 2015. Offsetting this reduction is an adjustment in accumulated postretirement benefit obligation (recognized in fourth quarter 2015 expense) of $5.8 million related to dental plan benefits.

An actuarial loss occurred during 2015 for the other postretirement benefit plans. This was primarily due to a greater than expected increase in claim costs and a longer trend rate for participants under age 65. An actuarial loss occurred during 2014 for the other postretirement benefit plans. This was due to a decrease in the discount rate, a change in the mortality assumption, a lower than expected increase in the medical premium equivalents for participants over age 65 and a greater than expected increase in the claim costs for participants under age 65.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2015	2014
	(in millions)
Accumulated postretirement benefit obligation	$1.3	$1.5
Fair value of plan assets	0.7	0.8

Components of Net Periodic Benefit Cost

	Pension benefits			Other postretirement benefits
	For the year ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service cost	$—	$45.0	$57.1	$2.0	$1.4	$1.0
Interest cost	—	97.6	103.8	6.6	6.6	5.7
Expected return on plan assets	—	(110.0)	(127.4)	(34.0)	(32.6)	(28.8)
Amortization of prior service benefit	—	(3.9)	(8.7)	(18.4)	(20.3)	(25.9)
Recognized net actuarial (gain) loss	—	42.1	118.5	(0.8)	(3.4)	1.0
Other	—	—	—	5.8	—	—
Net periodic benefit cost (income)	$—	$70.8	$143.3	$(38.8)	$(48.3)	$(47.0)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

			Other postretirement
	Pension benefits		benefits
	For the year ended December 31,
	2015	2014	2015	2014
	(in millions)
Other changes recognized in accumulated other comprehensive
(income) loss
Net actuarial loss	$—	$—	$43.6	$26.7
Amortization of gain (loss)	—	(42.1)	0.8	3.4
Amortization of prior service benefit	—	3.9	18.4	20.3
Plan changes	—	—	(15.5)	—
Total recognized in pre-tax accumulated other comprehensive (income) loss	$—	$(38.2)	$47.3	$50.4
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive loss	$—	$32.6	$8.5	$2.1
In connection with the pension plan sponsorship change, at December 31, 2014, we transferred $341.1 of pre-tax accumulated other comprehensive loss to PFG.
Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2016 fiscal year are $0.2 million and $(20.3) million, respectively.
Assumptions
Weighted‑average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

	Other postretirement
	benefits
	For the year ended December 31,
	2015	2014
Discount rate	4.15%	4.00%
Rate of compensation increase	4.82%	4.82%

Weighted average assumptions used to determine net periodic benefit cost

	Pension benefits
	For the year ended December 31,
	2015	2014	2013
Discount rate	NA	4.90%	4.00%
Expected long-term return on plan assets	NA	6.75%	7.50%
Rate of compensation increase
Cash balance benefit	NA	5.29%	5.29%
Traditional benefit	NA	3.06%	3.06%

	Other postretirement benefits
	For the year ended December 31,
	2015	2014	2013
Discount rate	4.00%	4.90%	4.00%
Expected long-term return on plan assets	5.36%	5.36%	5.62%
Rate of compensation increase	4.82%	4.83%	4.83%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 5.36% expected long-term return on plan assets for 2015 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 5.4%, 5.0% and 5.85%, respectively.

Assumed Health Care Cost Trend Rates

	December 31,
	2015	2014
Health care cost trend rate assumed for next year under age 65	7.0%	7.0%
Health care cost trend rate assumed for next year age 65 and over	6.0%	6.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate (under age 65)	2023	2019
Year that the rate reaches the ultimate trend rate (65 and older)	2021	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease
	(in millions)
Effect on total of service cost and interest cost components	$0.6	$(0.5)
Effect on accumulated postretirement benefit obligation	(7.1)	6.5

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•
Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds and exchange traded equity securities.

•
Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds.

•	Level 3 - Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include our general account investment.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of our general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date is as follows:

	December 31, 2015
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$5.9	$5.9	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	181.7	173.2	8.5	—
PLIC general account investment (2)	33.5	—	—	33.5
U.S. equity portfolios (3)	339.6	278.8	60.8	—
International equity portfolios (4)	66.3	54.4	11.9	—
Total	$627.0	$512.3	$81.2	$33.5

	December 31, 2014
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$5.5	$5.5	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	164.4	161.1	3.3	—
PLIC general account investment (2)	36.3	—	—	36.3
U.S. equity portfolios (3)	375.6	311.0	64.6	—
International equity portfolios (4)	57.9	44.5	13.4	—
Total	$639.7	$522.1	$81.3	$36.3

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The general account is invested in various fixed income securities.

(3)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(4)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.
As of December 31, 2015 and 2014, respectively, $81.2 million and $81.3 million of assets in the U.S. equity and international equity portfolios were included in a trust owned life insurance contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2015
Actual return gains (losses)
	Beginning	on plan assets					Ending
	asset	Relating to		Net			asset
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2014	date	period	settlements	Level 3	Level 3	2015
(in millions)
Asset category
PLIC general account
investment	$36.3	$0.2	$—	$(3.0)	$—	$—	$33.5

For the year ended December 31, 2014
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2013	date	period	settlements	Level 3	Level 3	2014
(in millions)
Asset category
PLIC general account
investment	$38.8	$0.8	$—	$(3.3)	$—	$—	$36.3

For the year ended December 31, 2013
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2012	date	period	settlements	Level 3	Level 3	2013
(in millions)
Asset category
PLIC general account
investment	$42.1	$1.1	$—	$(4.4)	$—	$—	$38.8

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset Category	Target allocation
U.S. equity portfolios	45%
International equity portfolios	30%
Fixed income security portfolios	25%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service, and the expected amount of subsidy receipts under Medicare Part D are:

	Other postretirement
	benefits (gross benefit
	payments, including	Amount of Medicare
	prescription drug benefits)	Part D subsidy receipts
	(in millions)
Year ending December 31:
2016	$14.3	$0.2
2017	14.4	0.1
2018	14.5	0.2
2019	14.9	0.1
2020	15.2	0.1
2021-2025	83.9	0.4
The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2015.
The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and nonqualified plans.

	For the year ended December 31,
	2015			2014
	Qualified	Nonqualified		Qualified	Nonqualified
	Plan	Plan	Total	Plan	Plan	Total
	(in millions)
Components of net periodic benefit cost
Service cost	$—	$—	$—	$39.0	$6.0	$45.0
Interest cost	—	—	—	82.6	15.0	97.6
Expected return on plan assets	—	—	—	(110.0)	—	(110.0)
Amortization of prior service benefit	—	—	—	(2.6)	(1.3)	(3.9)
Recognized net actuarial loss	—	—	—	35.8	6.3	42.1
Net periodic benefit cost	$—	$—	$—	$44.8	$26.0	$70.8

Other changes recognized in accumulated other
comprehensive (income) loss
Amortization of net loss	$—	$—	$—	$(35.8)	$(6.3)	$(42.1)
Amortization of prior service benefit	—	—	—	2.6	1.3	3.9
Total recognized in pre-tax accumulated other
comprehensive income	$—	$—	$—	$(33.2)	$(5.0)	$(38.2)
Total recognized in net periodic benefit cost and pre-
tax accumulated other comprehensive loss	$—	$—	$—	$11.6	$21.0	$32.6
We have defined contribution plans that are generally available to all U.S. employees and agents. Eligible participants could not contribute more than $18,000 of their compensation to the plans in 2015. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We match the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum matching contribution of 3% of the participant's

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
compensation. For all other participants, we match the participant's contributions at a 75% contribution rate up to a maximum matching contribution of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG’s common stock. We contributed $45.7 million, $41.7 million and $39.8 million in 2015, 2014 and 2013, respectively, to our qualified defined contribution plans.

We also have nonqualified deferred compensation plans available to select employees and agents that allow them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. In 2015, we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $4.5 million, $4.1 million and $5.0 million in 2015, 2014 and 2013, respectively, to our nonqualified deferred compensation plans.

13. Contingencies, Guarantees and Indemnifications

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services; individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the United States Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act ("ERISA") and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

On March 18, 2014, McCaffree Financial Corp. Employee Retirement Program (“McCaffree”) filed a putative class action lawsuit in the United States District Court for the Southern District of Iowa against us. The complaint alleged, among other things, breach of duty of loyalty, breach of duty of prudence and prohibited transactions under ERISA. McCaffree seeks a nationwide class action on behalf of all participants and beneficiaries of defined contribution retirement plans that invested in any Principal Separate Account in the last six years. McCaffree seeks disgorgement of all fees it alleges we improperly retained in addition to other general claims for relief. We filed a motion to dismiss the case and on December 11, 2014, the court granted the motion. On January 8, 2016, the Eighth Circuit Court of Appeals affirmed the district court’s decision dismissing the complaint against us. We will continue to aggressively defend the case.

On August 29, 2013, American Chemicals & Equipment, Inc. 401(k) Retirement Plan (“ACE”) filed a lawsuit in the United States District Court for the Northern District of Alabama against Principal Management Corporation and Principal Global Investors, LLC (the “ACE Defendants”). The lawsuit alleges the ACE Defendants breached their fiduciary duty under Section 36(b) of the Investment Company Act by charging excessive fees on certain of the LifeTime series target date funds. On January 24, 2014, the court granted the motion filed by the ACE Defendants to transfer the case to the Southern District of Iowa. The case is set for trial on April 11, 2016. The ACE Defendants continue to aggressively defend the lawsuit.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

In 2008, we received approximately $440.0 million in connection with the termination of certain structured transactions and the resulting prepayment of our investment in those transactions. The transactions involved Lehman Brothers Special Financing Inc. and Lehman Brothers Holdings Inc. (collectively, “Lehman”) in various capacities. Subsequent to Lehman’s 2008 bankruptcy filing, its bankruptcy estate initiated several lawsuits seeking to recover from numerous sources significant amounts to which it claims entitlement under various theories. We are one of a large group of defendants to this action, and believe that we have meritorious defenses to Lehman’s claims and intend to aggressively defend against them. The estate’s claim against us, including interest through November 2014 (which we also dispute), was approximately $550.0 million.
While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe that any such matter will have a material adverse effect on our business or financial position. As of December 31, 2015, there were no estimated losses accrued related to the legal matters discussed above because we believe the loss from these matters is not probable and cannot be reasonably estimated.
We believe all of the litigation contingencies discussed above involve a chance of loss that is either remote or reasonably possible. Unless otherwise noted, all of these matters involve unspecified claim amounts, in which the respective plaintiffs seek an indeterminate amount of damages. To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith.
The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2015.
Guarantees and Indemnifications
In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plan and to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2015, was approximately $282.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.
We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.
Guaranty Funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2015 and 2014, the liability balance for guaranty fund assessments, which is not discounted, was $15.1 million and $16.8 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2015 and 2014, $5.7 million and $7.1 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Operating Leases
As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2015, 2014 and 2013 was $29.5 million, $29.5 million and $26.4 million, respectively.
The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2016	$34.9
2017	30.5
2018	22.5
2019	15.5
2020	11.8
2021 and thereafter	37.7
Total operating lease obligations	152.9
Less: Future sublease rental income on noncancelable leases	4.1
Total future minimum lease payments	$148.8

Capital Leases
We lease buildings and hardware storage equipment under capital leases. As of December 31, 2015 and 2014, these leases had a gross asset balance of $57.8 million and $54.5 million and accumulated depreciation of $28.1 million and $17.0 million, respectively. Depreciation expense for the years ended December 31, 2015, 2014 and 2013 was $11.8 million, $11.8 million and $9.3 million, respectively.
The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2016	$5.7
2017	2.8
2018	0.8
2019	—
2020	—
2021 and thereafter	—
Total	9.3
Less: Amounts representing interest	0.3
Net present value of minimum lease payments	$9.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

14. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2015
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,552.7)	$544.0	$(1,008.7)
Reclassification adjustment for losses included in net income (1)	16.7	(5.8)	10.9
Adjustments for assumed changes in amortization patterns	201.2	(70.4)	130.8
Adjustments for assumed changes in policyholder liabilities	645.2	(225.9)	419.3
Net unrealized losses on available-for-sale securities	(689.6)	241.9	(447.7)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	29.2	(10.3)	18.9
Adjustments for assumed changes in amortization patterns	(0.9)	0.3	(0.6)
Adjustments for assumed changes in policyholder liabilities	0.7	(0.2)	0.5
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	29.0	(10.2)	18.8

Net unrealized gains on derivative instruments during the period	58.4	(20.4)	38.0
Reclassification adjustment for gains included in net income (3)	(45.2)	15.9	(29.3)
Adjustments for assumed changes in amortization patterns	19.5	(6.9)	12.6
Adjustments for assumed changes in policyholder liabilities	(10.8)	3.8	(7.0)
Net unrealized gains on derivative instruments	21.9	(7.6)	14.3

Foreign currency translation adjustment	—	(0.1)	(0.1)

Unrecognized postretirement benefit obligation during the period	(28.2)	9.9	(18.3)
Amortization of prior service benefit and actuarial gain included in
net periodic benefit cost (4)	(19.2)	6.7	(12.5)
Net unrecognized postretirement benefit obligation	(47.4)	16.6	(30.8)

Other comprehensive loss	$(686.1)	$240.6	$(445.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2014
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$884.2	$(309.9)	$574.3
Reclassification adjustment for gains included in net income (1)	(66.2)	23.1	(43.1)
Adjustments for assumed changes in amortization patterns	(63.4)	22.2	(41.2)
Adjustments for assumed changes in policyholder liabilities	(352.3)	123.5	(228.8)
Net unrealized gains on available-for-sale securities	402.3	(141.1)	261.2

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	102.2	(35.8)	66.4
Adjustments for assumed changes in amortization patterns	(4.7)	1.7	(3.0)
Adjustments for assumed changes in policyholder liabilities	(2.2)	0.7	(1.5)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	95.3	(33.4)	61.9

Net unrealized gains on derivative instruments during the period	100.3	(35.1)	65.2
Reclassification adjustment for gains included in net income (3)	(3.6)	1.2	(2.4)
Adjustments for assumed changes in amortization patterns	(12.8)	4.5	(8.3)
Adjustments for assumed changes in policyholder liabilities	3.2	(1.1)	2.1
Net unrealized gains on derivative instruments	87.1	(30.5)	56.6

Foreign currency translation adjustment	(5.3)	1.6	(3.7)

Unrecognized postretirement benefit obligation during the period	(26.7)	9.3	(17.4)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	14.5	(5.1)	9.4
Net unrecognized postretirement benefit obligation	(12.2)	4.2	(8.0)

Other comprehensive income	$567.2	$(199.2)	$368.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2013
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,520.2)	$533.0	$(987.2)
Reclassification adjustment for losses included in net income (1)	59.6	(20.8)	38.8
Adjustments for assumed changes in amortization patterns	252.8	(88.5)	164.3
Adjustments for assumed changes in policyholder liabilities	471.8	(165.4)	306.4
Net unrealized losses on available-for-sale securities	(736.0)	258.3	(477.7)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	22.0	(7.6)	14.4
Adjustments for assumed changes in amortization patterns	(14.4)	5.1	(9.3)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	7.6	(2.5)	5.1

Net unrealized losses on derivative instruments during the period	(46.3)	16.2	(30.1)
Reclassification adjustment for losses included in net income (3)	5.0	(1.8)	3.2
Adjustments for assumed changes in amortization patterns	10.9	(3.8)	7.1
Adjustments for assumed changes in policyholder liabilities	20.5	(7.2)	13.3
Net unrealized losses on derivative instruments	(9.9)	3.4	(6.5)

Foreign currency translation adjustment	1.6	(1.6)	—

Unrecognized postretirement benefit obligation during the period	426.7	(149.3)	277.4
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost (4)	84.9	(29.7)	55.2
Net unrecognized postretirement benefit obligation	511.6	(179.0)	332.6

Other comprehensive loss	$(225.1)	$78.6	$(146.5)

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 6, Derivative Financial Instruments - Cash Flow Hedges, for further details.
(4) Pre-tax amortization of prior service cost and actuarial loss included in net periodic benefit cost, which is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, is reported in operating expenses on the consolidated statements of operations. See Note 12, Employee and Agent Benefits - Components of Net Periodic Benefit Cost, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income
	(in millions)
Balances at January 1, 2013	$1,274.0	$(171.9)	$27.1	$1.9	$(488.5)	$642.6
Other comprehensive loss
during the period, net of
adjustments	(516.5)	—	(9.7)	(0.4)	277.4	(249.2)
Amounts reclassified from AOCI	38.8	5.1	3.2	—	55.2	102.3
Other comprehensive loss	(477.7)	5.1	(6.5)	(0.4)	332.6	(146.9)
Balances at December 31, 2013	796.3	(166.8)	20.6	1.5	(155.9)	495.7
Other comprehensive income
during the period, net of
adjustments	304.3	—	59.0	(2.4)	(17.4)	343.5
Amounts reclassified from AOCI	(43.1)	61.9	(2.4)	—	9.4	25.8
Other comprehensive income	261.2	61.9	56.6	(2.4)	(8.0)	369.3
Pension plan transfer due to
change in sponsorship	—	—	—	—	221.7	221.7
Balances at December 31, 2014	1,057.5	(104.9)	77.2	(0.9)	57.8	1,086.7
Other comprehensive loss
during the period, net of
adjustments	(458.6)	—	43.6	—	(18.3)	(433.3)
Amounts reclassified from AOCI	10.9	18.8	(29.3)	—	(12.5)	(12.1)
Other comprehensive loss	(447.7)	18.8	14.3	—	(30.8)	(445.4)
Balances at December 31, 2015	$609.8	$(86.1)	$91.5	$(0.9)	$27.0	$641.3

Noncontrolling Interest

Interests held by unaffiliated parties in consolidated entities are reflected in noncontrolling interest, which represents the noncontrolling partners’ share of the underlying net assets of our consolidated subsidiaries. Noncontrolling interest that is not redeemable is reported in the equity section of the consolidated statements of financial position.

The noncontrolling interest holders in certain of our consolidated entities maintain an equity interest that is redeemable at the option of the holder, which may be exercised on varying dates. Since redemption of the noncontrolling interest is outside of our control, this interest is presented on the consolidated statements of financial position line item titled “Redeemable noncontrolling interest.” If the interest were to be redeemed, we would be required to purchase such interest at a redemption value based on fair value or a formula that management intended to reasonably approximate fair value based on a fixed multiple of earnings over a measurement period. As such, the carrying value of the redeemable noncontrolling interest is compared to the redemption value at each reporting period. Any adjustments to the carrying amount of the redeemable noncontrolling interest for changes in redemption value prior to exercise of the redemption option are determined after the attribution of net income or loss of the subsidiary and are recognized in the redemption value as they occur. Adjustments to the carrying value of redeemable noncontrolling interest result in adjustments to additional paid-in capital and/or retained earnings. Adjustments are recorded in retained earnings to the extent the redemption value of the redeemable noncontrolling interest exceeds its fair value. All other adjustments to the redeemable noncontrolling interest are recorded in additional paid-in capital.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Following is a reconciliation of the changes in the redeemable noncontrolling interest (in millions):

Balance at January 1, 2013	$23.2
Net income attributable to redeemable noncontrolling interest	13.6
Reclassification from stockholder's equity (1)	166.7
Distributions to redeemable noncontrolling interest	(13.0)
Change in redemption value of redeemable noncontrolling interest	17.8
Foreign currency translation adjustment	0.4
Balance at December 31, 2013	208.7
Net income attributable to redeemable noncontrolling interest	9.7
Distributions to redeemable noncontrolling interest	(14.9)
Purchase of subsidiary shares from redeemable noncontrolling interest (2)	(215.7)
Change in redemption value of redeemable noncontrolling interest	34.6
Foreign currency translation adjustment	(1.3)
Balance at December 31, 2014	21.1
Net income attributable to redeemable noncontrolling interest	0.8
Distributions to redeemable noncontrolling interest	(1.0)
Purchase of subsidiary shares from redeemable noncontrolling interest	(1.7)
Transfer to affiliate (3)	(19.1)
Foreign currency translation adjustment	(0.1)
Balance at December 31, 2015	$—

(1)
During the third quarter of 2013, we identified a classification error of certain of our noncontrolling interests. The classification error had no impact on net income. We evaluated the classification error based on qualitative and quantitative factors in accordance with SEC Staff Accounting Bulletins 99 and 108 and concluded the impact was not material in the current or any prior quarterly or annual periods presented. During the third quarter of 2013, we recorded a $166.7 million increase to redeemable noncontrolling interest and a corresponding decrease to stockholder’s equity.

(2) During the third quarter of 2014 we increased our ownership stake in Columbus Circle Investors.
(3) See Note 2, Related Party Transactions, for additional information.

Dividend Limitations
Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. In general, the current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2015 statutory results, we could pay approximately $937.0 million in stockholder dividends in 2016 without exceeding the statutory limitation.

15. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•
Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using substantially all observable inputs. Our level 2 assets also include commercial mortgage loan investments of consolidated VIEs for which the fair value option was elected.

•
Level 3 - Fair values are based on at least one significant unobservable input for the asset or liability. Our Level 3 assets and liabilities include certain assets and liabilities priced using broker quotes or other valuation methods that utilize at least one significant unobservable input. These include fixed maturities, private equity securities, real estate and commercial mortgage loan investments of our separate accounts, obligations of consolidated VIEs for which the fair value option was elected, complex derivatives, embedded derivatives and equity method real estate investments for which the fair value option was elected.

Determination of Fair Value
The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.
Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. Beginning in 2015 a measurement alternative is used for CCFEs utilizing the more observable of the fair value of the financial assets or the financial liabilities for both the financial assets and financial liabilities. We did not make any other significant changes to our valuation processes during 2015.
Fixed Maturities
Fixed maturities include bonds, redeemable preferred stock, ABS and certain nonredeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.
When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds where quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized, which are reflected in Level 3 and can include fixed maturities across all asset classes. As of December 31, 2015, less than 1% of our fixed maturities were valued using internal pricing models, which were classified as Level 3 assets accordingly.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.
Equity Securities
Equity securities include mutual funds, common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.
Derivatives
The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily such that their fair value is not reflected in the consolidated statements of financial position. The fair values of derivative instruments cleared through centralized clearinghouses are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap curve in their valuation. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices, and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves, and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.
Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps, interest rate collars and swaptions that are valued using broker quotes. These are reflected in Level 3.
Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.
Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.
Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3. In addition, we have a limited number of total return swaps that are valued based on the observable quoted price of underlying equity indices. These are reflected in Level 2.
Other Investments
Other investments reported at fair value include seed money investments, other investment funds, commercial mortgage loans of consolidated VIEs and equity method real estate investments for which the fair value option was elected.
The fair value of seed money and other investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we feel we would be able to initiate a transaction. Seed money investments in mutual funds for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Seed money investments in mutual funds that do not have a quoted price in an active market and other investment funds, which are relatively illiquid due to restrictions on sale, are reflected in Level 2.
Commercial mortgage loans of consolidated VIEs valued using the measurement alternative for CCFEs are reflected in Level 2. These investments are based on the more observable fair value of the liabilities of the consolidated VIEs.
Prior to 2015, commercial mortgage loans of consolidated VIEs for which the fair value option was elected were reflected in Level 3. The fair value of the commercial mortgage loans was computed utilizing a discount rate based on the current market. The market discount rate was then adjusted based on various factors that differentiate it from our pool of loans. Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.
Cash and Cash Equivalents
Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of less than three months. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.
Separate Account Assets
Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Investment Contracts

Certain annuity contracts and other investment contracts include embedded derivatives that have been bifurcated from the host contract and that are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using stochastic models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own non-performance risk for investment contracts and any embedded derivatives bifurcated from certain annuity and investment contracts is based on the current market credit spreads for debt-like instruments that we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Additionally, obligations of consolidated VIEs for which the fair value option was elected are included in other liabilities. The VIEs’ obligations are valued either based on prices obtained from third party pricing vendors which are reflected in Level 2, or internal pricing models, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

	December 31, 2015
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,438.7	$919.8	$518.9	$—
Non-U.S. governments	424.0	—	384.5	39.5
States and political subdivisions	4,664.3	—	4,664.3	—
Corporate	28,275.1	38.0	28,080.8	156.3
Residential mortgage-backed securities	2,614.2	—	2,614.2	—
Commercial mortgage-backed securities	3,850.0	—	3,845.2	4.8
Collateralized debt obligations	663.6	—	600.1	63.5
Other debt obligations	4,533.5	—	4,526.0	7.5
Total fixed maturities, available-for-sale	46,463.4	957.8	45,234.0	271.6
Fixed maturities, trading	538.8	199.2	204.1	135.5
Equity securities, available-for-sale	101.8	62.2	35.5	4.1
Equity securities, trading	204.4	2.7	201.7	—
Derivative assets (1)	656.5	—	609.8	46.7
Other investments (2)	141.5	16.5	89.9	35.1
Cash equivalents (3)	948.9	—	948.9	—
Sub-total excluding separate account assets	49,055.3	1,238.4	47,323.9	493.0

Separate account assets	94,762.8	72,096.2	15,775.1	6,891.5
Total assets	$143,818.1	$73,334.6	$63,099.0	$7,384.5

Liabilities
Investment contracts (4)	$(151.1)	$—	$—	$(151.1)
Derivative liabilities (1)	(729.0)	—	(678.5)	(50.5)
Other liabilities (4)	(298.4)	—	(230.3)	(68.1)
Total liabilities	$(1,178.5)	$—	$(908.8)	$(269.7)

Net assets	$142,639.6	$73,334.6	$62,190.2	$7,114.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,110.7	$709.4	$401.3	$—
Non-U.S. governments	446.6	—	436.3	10.3
States and political subdivisions	4,176.2	—	4,176.2	—
Corporate	28,914.7	40.2	28,685.9	188.6
Residential mortgage-backed securities	2,805.2	—	2,805.2	—
Commercial mortgage-backed securities	3,975.5	—	3,975.5	—
Collateralized debt obligations	504.1	—	439.9	64.2
Other debt obligations	4,616.4	—	4,552.7	63.7
Total fixed maturities, available-for-sale	46,549.4	749.6	45,473.0	326.8
Fixed maturities, trading	400.3	—	260.6	139.7
Equity securities, available-for-sale	108.9	53.4	51.4	4.1
Equity securities, trading	191.6	2.0	189.6	—
Derivative assets (1)	650.8	—	597.1	53.7
Other investments (2)	239.6	—	112.4	127.2
Cash equivalents (3)	284.5	—	284.5	—
Sub-total excluding separate account assets	48,425.1	805.0	46,968.6	651.5

Separate account assets	94,328.4	73,181.4	15,289.5	5,857.5
Total assets	$142,753.5	$73,986.4	$62,258.1	$6,509.0

Liabilities
Investment contracts (4)	$(155.9)	$—	$—	$(155.9)
Derivative liabilities (1)	(763.8)	—	(728.3)	(35.5)
Other liabilities (4)	(310.1)	—	(243.8)	(66.3)
Total liabilities	$(1,229.8)	$—	$(972.1)	$(257.7)

Net assets	$141,523.7	$73,986.4	$61,286.0	$6,251.3

(1) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments. Our derivatives are primarily Level 2, with the exception of certain credit default swaps and other swaps that are Level 3.
(2) Primarily includes seed money investments, other investment funds, commercial mortgage loans of consolidated VIEs and equity method investments reported at fair value.
(3) Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.
(4) Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. Other liabilities also include obligations of consolidated VIEs reported at fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are summarized as follows:

	For the year ended December 31, 2015
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2014	(1)	income	(4)	Level 3	Level 3	2015	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$10.3	$—	$(0.7)	$29.9	$—	$—	$39.5	$—
Corporate	188.6	—	(4.8)	17.2	42.8	(87.5)	156.3	—
Commercial
mortgage-backed
securities	—	0.1	—	12.3	—	(7.6)	4.8	—
Collateralized
debt obligations	64.2	—	(0.1)	(0.6)	—	—	63.5	—
Other debt
obligations	63.7	—	0.8	7.0	—	(64.0)	7.5	—
Total fixed
maturities,
available-for-sale	326.8	0.1	(4.8)	65.8	42.8	(159.1)	271.6	—
Fixed maturities,
trading	139.7	(4.0)	—	(0.2)	—	—	135.5	(4.2)
Equity securities,
available-for-sale	4.1	—	—	—	—	—	4.1	—
Derivative assets	53.7	(9.2)	—	2.2	—	—	46.7	(9.0)
Other investments	127.2	7.3	—	(64.4)	—	(35.0)	35.1	7.2
Separate account
assets (2)	5,857.5	983.9	—	41.9	8.5	(0.3)	6,891.5	850.3

Liabilities
Investment contracts	(155.9)	(5.7)	—	10.5	—	—	(151.1)	(10.1)
Derivative liabilities	(35.5)	(17.4)	2.2	0.2	—	—	(50.5)	(18.0)
Other liabilities (3)	(66.3)	(1.8)	—	—	—	—	(68.1)	(1.9)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2014
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2013	(1)	income	(4)	Level 3	Level 3	2014	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$11.7	$—	$(0.2)	$(1.2)	$—	$—	$10.3	$—
States and political
subdivisions	1.8	—	—	(0.1)	—	(1.7)	—	—
Corporate	114.8	(1.4)	(1.5)	48.0	46.6	(17.9)	188.6	(1.3)
Commercial
mortgage-backed
securities	1.6	(1.2)	1.3	(6.0)	6.8	(2.5)	—	—
Collateralized
debt obligations	37.8	—	0.4	46.1	3.9	(24.0)	64.2	—
Other debt
obligations	84.1	—	1.4	7.9	—	(29.7)	63.7	—
Total fixed
maturities,
available-for-sale	251.8	(2.6)	1.4	94.7	57.3	(75.8)	326.8	(1.3)
Fixed maturities,
trading	169.9	9.9	—	(40.1)	—	—	139.7	1.2
Equity securities,
available-for-sale	16.9	4.2	2.8	(20.0)	0.2	—	4.1	(0.3)
Derivative assets	74.2	(32.0)	—	11.5	—	—	53.7	(32.0)
Other investments	142.9	15.7	—	(31.4)	—	—	127.2	15.7
Separate account
assets (2)	5,097.9	653.5	—	115.6	4.4	(13.9)	5,857.5	608.4

Liabilities
Investment contracts	9.5	(190.2)	—	24.8	—	—	(155.9)	(190.6)
Derivative liabilities	(39.6)	3.9	(0.4)	0.6	—	—	(35.5)	(0.9)
Other liabilities (3)	(73.9)	(1.4)	—	9.0	—	—	(66.3)	(0.8)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2013
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2012	(1)	income	(4)	Level 3	Level 3	2013	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$12.9	$—	$—	$(1.2)	$—	$—	$11.7	$—
States and political
subdivisions	1.9	—	—	(0.1)	—	—	1.8	—
Corporate	117.8	(11.4)	2.2	(15.2)	105.3	(83.9)	114.8	(8.6)
Commercial
mortgage-backed
securities	—	—	(0.1)	(0.7)	2.4	—	1.6	—
Collateralized
debt obligations	77.6	2.1	7.2	(56.0)	31.7	(24.8)	37.8	—
Other debt
obligations	14.7	(0.3)	2.8	34.9	32.0	—	84.1	(0.3)
Total fixed
maturities,
available-for-sale	224.9	(9.6)	12.1	(38.3)	171.4	(108.7)	251.8	(8.9)
Fixed maturities,
trading	166.8	3.0	—	0.1	—	—	169.9	3.1
Equity securities,
available-for-sale	15.3	(0.2)	1.8	—	—	—	16.9	(0.2)
Derivative assets	73.3	(20.7)	—	21.6	—	—	74.2	(19.8)
Other investments	113.9	11.2	—	17.8	—	—	142.9	11.2
Separate account
assets (2)	4,450.7	585.2	—	55.8	12.7	(6.5)	5,097.9	556.1

Liabilities
Investment contracts	(148.1)	143.4	—	14.2	—	—	9.5	141.1
Derivative liabilities	(101.7)	54.4	(0.1)	7.8	—	—	(39.6)	53.9
Other liabilities (3)	(39.6)	(34.3)	—	—	—	—	(73.9)	(34.3)

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading and certain derivatives used in relation to certain trading portfolios are reported in net investment income within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Certain embedded derivatives reported in other liabilities are part of a cash flow hedge, with the effective portion of the unrealized gains (losses) recorded in AOCI.
(4) Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2015
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$31.2	$—	$—	$(1.3)	$29.9
Corporate	34.6	—	—	(17.4)	17.2
Commercial mortgage-backed securities	12.4	—	—	(0.1)	12.3
Collateralized debt obligations	0	—	—	(0.6)	(0.6)
Other debt obligations	16.5	—	—	(9.5)	7.0

Total fixed maturities, available-for-sale	94.7	—	—	(28.9)	65.8
Fixed maturities, trading	—	(0.2)	—	—	(0.2)
Derivative assets	2.5	(0.3)	—	—	2.2
Other investments	4.4	(68.8)	—	—	(64.4)
Separate account assets (5)	739.2	(396.4)	(323.4)	22.5	41.9

Liabilities
Investment contracts	—	—	5.1	5.4	10.5
Derivative liabilities	—	0.2	—	—	0.2

	For the year ended December 31, 2014
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.2)	$(1.2)
States and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	79.3	(23.6)	—	(7.7)	48.0
Commercial mortgage-backed securities	—	(5.8)	—	(0.2)	(6.0)
Collateralized debt obligations	61.3	—	—	(15.2)	46.1
Other debt obligations	19.2	—	—	(11.3)	7.9

Total fixed maturities, available-for-sale	159.8	(29.4)	—	(35.7)	94.7
Fixed maturities, trading	—	(10.0)	—	(30.1)	(40.1)
Equity securities, available-for-sale	—	(20.0)	—	—	(20.0)
Derivative assets	11.8	(0.3)	—	—	11.5
Other investments	0.2	—	—	(31.6)	(31.4)
Separate account assets (5)	537.6	(330.5)	(331.8)	240.3	115.6

Liabilities
Investment contracts	—	—	20.7	4.1	24.8
Derivative liabilities	(1.5)	2.1	—	—	0.6
Other liabilities	—	9.0	—	—	9.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2013
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.2)	$(1.2)
States and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	18.0	(17.0)	—	(16.2)	(15.2)
Commercial mortgage-backed securities	—	—	—	(0.7)	(0.7)
Collateralized debt obligations	17.0	(47.4)	—	(25.6)	(56.0)
Other debt obligations	37.8	—	—	(2.9)	34.9
Total fixed maturities, available-for-sale	72.8	(64.4)	—	(46.7)	(38.3)
Fixed maturities, trading	—	—	—	0.1	0.1
Derivative assets	22.1	(0.5)	—	—	21.6
Other investments	30.2	—	—	(12.4)	17.8
Separate account assets (5)	276.0	(170.8)	(21.8)	(27.6)	55.8

Liabilities
Investment contracts	—	—	10.9	3.3	14.2
Derivative liabilities	(3.4)	11.2	—	—	7.8

(1)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels are summarized below.

	For the year ended December 31, 2015
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$42.8	$—	$87.5
Commercial mortgage-backed
securities	—	—	—	—	—	7.6
Other debt obligations	—	—	—	—	—	64.0
Total fixed maturities,
available-for-sale	—	—	—	42.8	—	159.1
Other investments	—	—	22.2	—	—	35.0
Separate account assets	26.9	—	8.1	8.5	—	0.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31, 2014
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
States and political subdivisions	$—	$—	$—	$—	$—	$1.7
Corporate	—	—	—	46.6	—	17.9
Commercial mortgage-backed
securities	—	—	—	6.8	—	2.5
Collateralized debt obligations	—	—	—	3.9	—	24.0
Other debt obligations	—	—	—	—	—	29.7
Total fixed maturities,
available-for-sale	—	—	—	57.3	—	75.8
Equity securities, available-for-
sale	—	—	—	0.2	—	—
Separate account assets	33.0	—	71.3	4.4	—	13.9

	For the year ended December 31, 2013
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$105.3	$—	$83.9
Commercial mortgage-backed
securities	—	—	—	2.4	—	—
Collateralized debt obligations	—	—	—	31.7	—	24.8
Other debt obligations	—	—	—	32.0	—	—
Total fixed maturities,
available-for-sale	—	—	—	171.4	—	108.7
Separate account assets	253.9	0.1	15.5	12.6	—	6.5
Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.
Assets transferred from Level 2 into Level 1 during 2015, 2014 and 2013, primarily included assets valued using a NAV with a quoted price in an active market for identical assets as a result of additional analysis to clarify the source of the quoted price.
Assets transferred into Level 3 during 2015, 2014 and 2013, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.
Assets transferred out of Level 3 during 2015, 2014 and 2013, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information. In addition, during 2015, assets transferred out of Level 3 included assets valued using the measurement alternative for CCFEs for which the corresponding liabilities have the more observable fair value and are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2015
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$8.9	Discounted cash flow	Discount rate (1)	2.2%	2.2%
			Illiquidity premium	50 basis points ("bps")	50bps
Corporate	43.2	Discounted cash flow	Discount rate (1)	0%-7.5%	5.1%
			Comparability adjustment	(4)bps-7bps	0bps
			Illiquidity premium	0bps-60bps	33bps
Collateralized debt obligations	3.1	Discounted cash flow	Discount rate (1)	28.0%	28.0%
			Probability of default	100.0%	100.0%
			Potential loss severity	67.0%	67.0%
Other debt obligations	7.5	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	750bps	750bps
Fixed maturities, trading	10.5	Discounted cash flow	Discount rate (1)	1.1%-2.7%	2.6%
			Illiquidity premium	0bps-300bps	240bps
Other investments	35.1	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.8%	7.8%
			Terminal capitalization rate	6.8%	6.8%
			Average market rent growth rate	3.2%	3.2%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	52.3%	52.3%
			Credit spread rate	2.3%	2.3%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2015
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	6,881.8	Discounted cash flow - mortgage loans	Discount rate (1)	1.4%-8.2%	3.9%
			Illiquidity premium	0bps-60bps	7bps
			Credit spread rate	81bps-750bps	241bps
		Discounted cash flow - real estate	Discount rate (1)	5.3%-16.4%	7.2%
			Terminal capitalization rate	4.3%-9.8%	6.2%
			Average market rent growth rate	2.0%-4.3%	3.0%
		Discounted cash flow - real estate debt	Loan to value	7.8%-63.1%	47.4%
			Credit spread rate	1.4%-4.6%	2.2%

Liabilities
Investment contracts	(151.1)	Discounted cash flow	Long duration interest rate	2.5%-2.6% (3)
			Long-term equity market volatility	18.4%-44.4%
			Non-performance risk	0.4%-1.9%
			Utilization rate	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)

December 31, 2014
Assets /
(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$10.3	Discounted cash flow	Discount rate (1)	2.2%	2.2%
			Illiquidity premium	50 bps	50bps
Corporate	83.0	Discounted cash flow	Discount rate (1)	1.8%-6.7%	4.0%
			Comparability adjustment	0bps-1bps	0bps
			Illiquidity premium	0bps-25bps	13bps

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Collateralized debt obligations	12.7	Discounted cash flow	Discount rate (1)	2.7%-17.1%	6.1%
			Probability of default	0%-100%	23.5%
			Potential loss severity	0%-70%	16.4%
Other debt obligations	49.3	Discounted cash flow	Discount rate (1)	1.4%-5.0%	2.3%
			Illiquidity premium	0bps-1,000bps	175bps
Fixed maturities, trading	15.2	Discounted cash flow	Discount rate (1)	1.8%-126.9%	3.5%
			Illiquidity premium	200bps-1,400bps	460bps
	100.4	See note (2)
Other investments	35.0	Discounted cash flow - commercial mortgage loans of consolidated VIEs	Discount rate (1)	4.2%	4.2%
			Illiquidity premium	76bps	76bps
	92.2	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.3%-8.0%	7.6%
			Terminal capitalization rate	5.5%-6.8%	6.1%
			Average market rent growth rate	3.3%-3.7%	3.5%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	34.2%-58.9%	46.5%
			Credit spread rate	1.8%-2.0%	1.9%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	5,857.4	Discounted cash flow - mortgage loans	Discount rate (1)	1.1%-6.9%	3.2%
			Illiquidity premium	0bps-60bps	7bps
			Credit spread rate	70bps-632bps	221bps
		Discounted cash flow - real estate	Discount rate (1)	6.0%-24.6%	7.4%
			Terminal capitalization rate	4.5%-9.5%	6.4%
			Average market rent growth rate	1.3%-4.4%	3.0%
		Discounted cash flow - real estate debt	Loan to value	6.8%-64.1%	46.5%
			Credit spread rate	2.1%-4.8%	3.4%

Liabilities
Investment contracts	(155.9)	Discounted cash flow	Long duration interest rate	2.6%-2.7% (3)
			Long-term equity market volatility	18.4%-39.5%
			Non-performance risk	0.1%-1.4%
			Utilization rate	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)
Derivative liabilities	(19.3)	See note (2)
Other liabilities	(66.3)	See note (2)

(1)
Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any credit spread, illiquidity or other adjustments, where applicable.

(2)
Prior to 2015, the assets and liabilities fair values relate to a consolidated collateralized private investment vehicle that is a VIE. Fixed maturities, trading represents the underlying collateral of the investment structure and consists of high-grade fixed maturity investments, which are over-collateralized based on outstanding notes priced at par. The derivative liability represents credit default swaps that are valued using a correlation model to the credit default swap (“CDS”) Index (“CDX”) and inputs to the valuation are based on observable market data such as the end of period swap curve, CDS constituents of the index and spread levels of the index, as well as CDX tranche spreads. The value of the obligations, which are due at maturity or termination of the trust, reflect the third parties’ interest in the investment structure.

(3)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

(4)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(5)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Embedded derivatives can be either assets or liabilities within the investment contracts line item, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets are measured at fair value on a nonrecurring basis. During 2015, certain mortgage loans had been marked to fair value of $9.2 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $3.2 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.
During 2015, certain real estate had been written down to fair value of $30.9 million. This write down resulted in a loss of $2.9 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2015 were:
Discount rate = 8.6% - 10.5%
Terminal capitalization rate = 7.3% - 8.5%
Average market rent growth = 2.7% - 3.0%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

During 2014, certain mortgage loans had been marked to fair value of $68.1 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $10.0 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2014 were:

Discount rate = 8.8% - 11.0%
Terminal capitalization rate = 7.3% - 9.0%
Average market rent growth = 2.0% - 10.9%

During 2014, certain real estate had been written down to fair value of $22.3 million. This write down resulted in a loss of $6.2 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2014 were:

Discount rate = 9.6% - 11.8%
Terminal capitalization rate = 8.3% - 8.5%
Average market rent growth = 3.0% - 3.6%

During 2013, certain mortgage loans had been marked to fair value of $151.5 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $28.5 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during 2013 were:

Discount rate = 8.0% - 20.0%
Terminal capitalization rate = 7.3% - 10.5%
Average market rent growth = 1.0% - 10.9%

During 2013, certain mortgage servicing rights had been marked to fair value of $7.3 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net gain of $1.3 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans. The discount rate used in calculating the present value of the future servicing cash flows was 4.3% for the year ended December 31, 2013.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

Fair Value Option

We elected fair value accounting for certain assets and liabilities of consolidated VIEs for which it was not practicable for us to determine the carrying value. The fair value option was elected for commercial mortgage loans reported with other investments and obligations reported with other liabilities in the consolidated statements of financial position. The changes in fair value of these items are reported in net realized capital gains (losses) on the consolidated statements of operations.
The fair value and aggregate contractual principal amounts of commercial mortgage loans for which the fair value option has been elected were $18.3 million and $17.8 million as of December 31, 2015, and $35.0 million and $32.4 million as of December 31, 2014, respectively. The change in fair value of the loans resulted in a $(2.0) million, $(1.5) million and $0.2 million pre-tax gain (loss) for the years ended December 31, 2015, 2014 and 2013, respectively, none of which related to instrument-specific credit risk. None of these loans were more than 90 days past due or in nonaccrual status. Interest income on these commercial mortgage loans is included in net investment income on the consolidated statements of operations and is recorded based on the effective interest rates as determined at the closing of the loan. Interest income recorded on these commercial mortgage loans was $3.6 million, $6.2 million and $5.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The fair value and aggregate unpaid principal amounts of obligations for which the fair value option has been elected were $68.1 million and $118.2 million as of December 31, 2015, and $71.0 million and $132.8 million as of December 31, 2014, respectively. For the years ended December 31, 2015, 2014 and 2013, the change in fair value of the obligations resulted in a pre-tax loss of $2.1 million, $0.7 million and $32.8 million, which includes a pre-tax loss of $1.9 million, $2.4 million and $34.3 million related to instrument-specific credit risk that is estimated based on credit spreads and quality ratings, respectively. Interest expense recorded on these obligations is included in operating expenses on the consolidated statements of operations and was $1.1 million, $3.0 million and $3.6 million for the years ended December 31, 2015, 2014 and 2013, respectively.

We invest in real estate ventures for the purpose of earning investment returns and for capital appreciation. We elected the fair value option for certain ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties. These investments are reported with other investments in the consolidated statements of financial position. The changes in fair value are reported in net investment income on the consolidated statements of operations. The fair value of the equity method investments for which the fair value option has been elected was $35.1 million and $92.2 million as of December 31, 2015 and 2014, respectively. The change in fair value of the investments resulted in a $7.2 million, $17.3 million and $11.0 million pre-tax gain for the years ended December 31, 2015, 2014 and 2013, respectively.
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2015
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$11,791.0	$12,105.1	$—	$—	$12,105.1
Policy loans	786.3	990.3	—	—	990.3
Other investments	148.5	160.0	—	81.1	78.9
Cash and cash equivalents	956.6	956.6	956.6	—	—
Investment contracts	(28,079.1)	(27,744.2)	—	(4,925.0)	(22,819.2)
Short-term debt	(108.8)	(108.8)	—	(108.8)	—
Long-term debt	(42.8)	(42.8)	—	—	(42.8)
Separate account liabilities	(83,316.9)	(82,582.6)	—	—	(82,582.6)
Bank deposits	(2,070.8)	(2,074.4)	(1,457.4)	(617.0)	—
Cash collateral payable	(210.4)	(210.4)	(210.4)	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	December 31, 2014
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$11,164.4	$11,703.0	$—	$—	$11,703.0
Policy loans	799.0	1,051.4	—	—	1,051.4
Other investments	108.5	108.9	—	81.0	27.9
Cash and cash equivalents	989.5	989.5	989.5	—	—
Investment contracts	(28,383.7)	(28,430.7)	—	(5,455.4)	(22,975.3)
Short-term debt	(154.5)	(154.5)	—	(154.5)	—
Long-term debt	(82.3)	(82.3)	—	—	(82.3)
Separate account liabilities	(82,986.8)	(82,265.5)	—	—	(82,265.5)
Bank deposits	(1,979.7)	(1,985.5)	(1,343.8)	(641.7)	—
Cash collateral payable	(138.7)	(138.7)	(138.7)	—	—
Mortgage Loans
Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values. These are reflected in Level 3.
Policy Loans
Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the Treasury curve. The expected cash flows reflect an estimate of timing of the repayment of the loans. These are reflected in Level 3.
Other Investments
The fair value of commercial loans and certain consumer loans included in other investments is calculated by discounting expected cash flows through the estimated maturity date using market interest rates that reflect the credit and interest rate risk inherent in the loans. The estimate of term to maturity is based on historical experience, adjusted as required, for current economic and lending conditions. The effect of nonperforming loans is considered in assessing the credit risk inherent in the fair value estimate. These are reflected in Level 3. The fair value of certain tax credit investments are estimated by discounting expected future tax benefits using estimated investment return rates. These are reflected in Level 3. The carrying value of the remaining investments reported in this line item approximate their fair value. These are reflected in Level 2.
Cash and Cash Equivalents
Certain cash equivalents not reported at fair value include short-term investments with maturities of less than three months for which public quotations are not available to use in determining fair value. Because of the highly liquid nature of these assets, carrying amounts are used to approximate fair value, which are reflected in Level 2. The carrying amounts of the remaining cash and cash equivalents that are not reported at fair value on a recurring basis approximate their fair value, which are reflected in Level 1 given the nature of cash.
Investment Contracts
The fair values of our reserves and liabilities for investment contracts are determined via a third party pricing vendor or using discounted cash flow analyses when we are unable to find a price from third party pricing vendors. Third party pricing on various outstanding medium-term notes and funding agreements is based on observable inputs such as benchmark yields and spreads based on reported trades for our medium-term notes and funding agreement issuances. These are reflected in Level 2. The discounted cash flow analyses for the remaining contracts is based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment contracts being valued. These are reflected in Level 3. Investment contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment contracts, are not required to be disclosed.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015
Short-Term Debt
The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity, which is reflected in Level 2.
Long-Term Debt
Long-term debt primarily includes senior note issuances for which the fair values are determined using inputs that are observable in the market or that can be derived from or corroborated with observable market data. These are reflected in Level 2. Additionally, our long-term debt includes non-recourse mortgages and notes payable that are primarily financings for real estate developments for which the fair values are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. These are reflected in Level 3.
Separate Account Liabilities

Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on Treasury securities at maturities aligned with the estimated timing of fee collection. These are reflected in Level 3.

Bank Deposits

The fair value of deposits of our Principal Bank subsidiary with no stated maturity is equal to the amount payable on demand (i.e., their carrying amounts). These are reflected in Level 1. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities. These are reflected in Level 2.

Cash Collateral Payable

The carrying amount of the payable associated with our obligation to return the cash collateral received under derivative credit support annex (collateral) agreements approximates its fair value, which is reflected in Level 1.

16. Statutory Insurance Financial Information
We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. As of December 31, 2015, our use of prescribed statutory accounting practices has resulted in lower statutory net income of $2.1 million relative to the accounting practices and procedures of the NAIC due to our accounting for derivatives that hedge some of our equity indexed products. In addition, as of December 31, 2015, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $158.1 million relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

We cede certain term and universal life insurance statutory reserves to affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2015, affiliated reinsurance entities assumed statutory reserves of $3,934.2 million from us. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2015, assets admitted under these practices totaled $1,447.0 million.
Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2015, we meet the minimum RBC requirements.
Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2015	2014	2013
	(in millions)
Statutory net income	$948.6	$535.5	$607.9
Statutory capital and surplus	4,496.7	4,202.1	4,142.2
17. Segment Information

We provide financial products and services through the following segments: Retirement and Income Solutions, Principal Global Investors and U.S. Insurance Solutions. In addition, we have a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

In the fourth quarter of 2015 we implemented changes to our organizational structure to better align businesses, distribution teams and product offerings for future growth. The Retirement and Investor Services segment has been renamed to Retirement and Income Solutions.

The Retirement and Income Solutions segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.

The Principal Global Investors segment provides asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third party clients.

The U.S. Insurance Solutions segment provides specialty benefits insurance, which consists of group dental and vision insurance, individual and group disability insurance, group life insurance and non-medical fee-for-service claims administration, and individual life insurance throughout the United States.

The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter‑segment eliminations, income tax risks and certain income, expenses and other adjustments not allocated to the segments based on the nature of such items. Results of our exited group medical insurance business are reported in this segment.

Concurrent with the changes in our organizational structure, we changed our measure of segment profit or loss to pre-tax operating earnings. Management uses segment pre-tax operating earnings in evaluating performance and is consistent with financial results provided to securities analysts. We determine segment pre-tax operating earnings by adjusting U.S. GAAP income before income taxes for pre-tax net realized capital gains (losses), as adjusted, pre-tax other adjustments that management believes are not indicative of overall operating trends and certain adjustments related to equity method investments. Pre-tax net realized capital gains (losses), as adjusted, are net of related changes in the amortization pattern of DAC and related actuarial balances, recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services, amortization of hedge accounting book value adjustments for certain discontinued hedges, net realized capital gains and losses distributed, noncontrolling interest capital gains and losses and certain market value adjustments to fee revenues. Pre-tax net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

certain market value adjustments of embedded derivatives and realized capital gains (losses) associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues, certain market value adjustments to fee revenues and amortization of hedge accounting book value adjustments for certain discontinued hedges and revenue from our exited group medical insurance business. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment pre-tax operating earnings enhances the understanding of our results of operations by highlighting pre-tax earnings attributable to the normal, ongoing operations of the business. The change to our new measure of segment profit or loss has been applied retrospectively.
The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. For purposes of determining operating earnings, the segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.
The following tables summarize select financial information by segment, including operating revenues for our products and services, and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2015	December 31, 2014
	(in millions)
Assets:
Retirement and Income Solutions	$139,639.9	$137,821.9
Principal Global Investors	736.9	928.9
U.S. Insurance Solutions	21,939.3	21,382.2
Corporate	3,977.5	3,781.8
Total consolidated assets	$166,293.6	$163,914.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31,
	2015	2014	2013

	(in millions)
Operating revenues by segment:
Retirement and Income Solutions:
Retirement and Income Solutions - Fee	$1,774.0	$1,778.9	$1,645.8
Retirement and Income Solutions - Spread	4,392.9	3,020.8	2,566.7
Total Retirement and Income Solutions	6,166.9	4,799.7	4,212.5
Principal Global Investors (1)	692.5	668.2	664.1
U.S. Insurance Solutions
Specialty benefits insurance	1,866.0	1,724.7	1,616.8
Individual life insurance	1,569.3	1,532.8	1,480.9
Eliminations	(0.1)	—	—
Total U.S. Insurance Solutions	3,435.2	3,257.5	3,097.7
Corporate	(111.0)	(99.9)	(109.9)
Total segment operating revenues	10,183.6	8,625.5	7,864.4
Net realized capital losses, net of related revenue adjustments	(124.4)	(9.6)	(299.2)
Other income on an indemnified uncertain tax position	60.2	—	—
Exited group medical insurance business	1.3	0.2	2.0
Total revenues per consolidated statements of operations	$10,120.7	$8,616.1	$7,567.2

Pre-tax operating earnings (loss) by segment:
Retirement and Income Solutions	$740.1	$851.2	$752.5
Principal Global Investors	178.7	159.7	135.3
U.S. Insurance Solutions	428.6	343.3	295.8
Corporate	(23.5)	(30.2)	(54.9)
Total segment pre-tax operating earnings	1,323.9	1,324.0	1,128.7
Pre-tax net realized capital losses, as adjusted (2)	(123.1)	(65.3)	(257.3)
Pre-tax other adjustments (3)	11.7	(63.1)	(1.7)
Certain adjustments related to equity method investments	10.8	29.9	17.7
Income before income taxes per consolidated statements
of operations	$1,223.3	$1,225.5	$887.4

(1)	Reflects inter-segment revenues of $294.5 million, $276.5 million and $250.1 million for the years ended December 31, 2015, 2014 and 2013, respectively.
(2) Pre-tax net realized capital gains (losses), as adjusted, is derived as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

	For the year ended December 31,
	2015	2014	2013

	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$(26.0)	$62.7	$(211.3)
Certain derivative and hedging-related adjustments	(97.2)	(73.0)	(87.0)
Certain market value adjustments to fee revenues	(1.1)	—	—
Recognition of front-end fee (revenue) expense	(0.1)	0.7	(0.9)
Net realized capital losses, net of related revenue adjustments	(124.4)	(9.6)	(299.2)
Amortization of deferred acquisition costs and other actuarial balances	(13.6)	(49.6)	47.8
Capital (gains) losses distributed	15.1	(10.9)	(24.3)
Certain market value adjustments of embedded derivatives	(0.2)	4.8	18.4
Pre-tax net realized capital losses, as adjusted (a)	$(123.1)	$(65.3)	$(257.3)

(a)	As adjusted before noncontrolling interest capital gains (losses) and net realized capital gains (losses) associated with exited group medical insurance business.

(1)
For the year ended December 31, 2015, pre-tax other adjustments included the positive effect of the impact of a court ruling on some uncertain tax positions ($15.1 million) and the negative effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP ($3.4 million).

For the year ended December 31, 2014, pre-tax other adjustments included the negative effect of the impact of (a) a court ruling on some uncertain tax positions ($62.2 million) and (b) the effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP ($0.9 million).

For the year ended December 31, 2013, pre-tax other adjustments included the negative effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP.

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2015	2014	2013

	(in millions)
Income tax expense (benefit) by segment:
Retirement and Income Solutions	$76.1	$128.5	$139.2
Principal Global Investors	64.0	56.3	48.3
U.S. Insurance Solutions	142.9	112.5	95.9
Corporate	(8.8)	(17.5)	(19.6)
Total segment income taxes from operating earnings	274.2	279.8	263.8
Tax benefit related to net realized capital losses, as adjusted	(36.5)	(21.9)	(90.0)
Tax expense (benefit) related to other after-tax adjustments	44.2	(14.9)	(0.6)
Total income taxes per consolidated statements of operations	$281.9	$243.0	$173.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining pre-tax operating earnings. Segment depreciation and amortization is reconciled to depreciation and amortization included in operating expenses in our consolidated statements of operations.

	For the year ended December 31,
	2015	2014	2013

	(in millions)
Depreciation and amortization expense by segment:
Retirement and Income Solutions	$28.3	$27.5	$23.1
Principal Global Investors	11.1	12.9	10.2
U.S. Insurance Solutions	17.3	16.7	13.7
Corporate	4.3	3.3	3.9
Total segment depreciation and amortization expense included in
pre-tax operating earnings	61.0	60.4	50.9
Depreciation and amortization expense related to pre-tax
other adjustments	—	—	1.4
Total depreciation and amortization expense included in our
consolidated statements of operations	$61.0	$60.4	$52.3

18. Stock‑Based Compensation Plans

As of December 31, 2015, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Long-Term Performance Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock Based Compensation Plans"). As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan or the Long-Term Performance Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2015	2014	2013
	(in millions)
Compensation cost	$43.3	$41.2	$42.9
Related income tax benefit	14.6	14.0	12.8
Capitalized as part of an asset	2.2	2.5	2.6

Nonqualified Stock Options
Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2015	2014	2013
Expected volatility	52.2%	53.2%	53.3%
Expected term (in years)	6.5	6.5	6.5
Risk-free interest rate	1.8%	2.0%	1.1%
Expected dividend yield	2.81%	2.50%	3.00%
Weighted average estimated fair value	$20.43	$18.89	$11.95

We previously determined expected volatility based on, among other factors, historical volatility using daily price observations. Beginning with nonqualified stock options granted in 2013, we determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into the expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.
As of December 31, 2015, there was $2.3 million of total unrecognized compensation costs related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.8 years.
Performance Share Awards
Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors, including return on common equity, operating income and book value per common share, must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.
The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2015, 2014 and 2013 was $51.33, $44.88 and $30.70, respectively.
As of December 31, 2015, there was $6.0 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.8 years.
Restricted Stock Units
Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. There is no maximum contractual term on these awards. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.
The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2015, 2014 and 2013 was $51.31, $45.00 and $30.80, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2015

As of December 31, 2015, there was $34.1 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.7 years.

Employee Stock Purchase Plan
Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $7.30, $8.94 and $14.16 during 2015, 2014 and 2013, respectively.

19. Quarterly Results of Operations (Unaudited)
The following is a summary of unaudited quarterly results of operations.

	For the three months ended
	December 31	September 30	June 30	March 31
	(in millions)
2015
Total revenues	$2,325.5	$2,792.1	$2,775.7	$2,227.4
Total expenses	2,074.1	2,418.8	2,538.1	1,866.4
Net income	201.6	291.6	206.8	241.4
Net income attributable to PLIC	200.8	290.8	198.9	240.1

2014
Total revenues	$2,472.5	$2,042.3	$2,074.1	$2,027.2
Total expenses	2,169.7	1,725.3	1,766.7	1,728.9
Net income	240.3	253.2	233.5	255.5
Net income attributable to PLIC	239.7	248.6	229.6	234.6

PART C
OTHER INFORMATION
Item 24.    Financial Statements and Exhibits

(a)	Financial Statements included in the Registration Statement

(1)	Part A:
Condensed Financial Information for the period ended December 31, 2015

(2)	Part B:
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities, December 31, 2015
Statements of Operations for the year ended December 31, 2015
Statements of Changes in Net Assets for the years ended December 31, 2015 and 2014
Notes to Financial Statements
Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Consolidated Statements of Financial Position at December 31, 2015, and 2014
Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2015, 2014 and 2013
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013
Notes to Consolidated Financial Statements

(3)	Part C
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules*
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2015*
Schedule III - Supplementary Insurance Information as of December 31, 2015, 2014 and 2013 and for each of the years then ended*
Schedule IV - Reinsurance as of December 31, 2015, 2014 and 2013 and for each of the years then ended*

(b)	Exhibits
	(1)	Resolution of Board of Directors of the Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)
	(3a)	Distribution Agreement dated 08/04/2015 *
	(3b)	Selling Agreement (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(4a)	Form of Variable Annuity Contract (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4b)	Waiver of Surrender Charge Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4c)	Deferred Income Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4d)	No Surrender Charge Rider (Liquidity Max) (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4e)	Return of Premium Death Benefit Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4f)	Annual Step-up Death Benefit Rider (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(4g)	Contract Data Page (filed with the Commission on 09/16/2014 Accession No. 0000009713-14-000082)
	(5)	Form of Variable Annuity Application (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
	(6a)	Articles of Incorporation of the Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)
	(6b)	Bylaws of Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)

(8)	Participation Agreements
a. ALPS
	(1)	ALPS Variable Investment Trust Participation Agreement dated 04/30/2015 *
	(2)	ALPS Variable Investment Trust Rule 22c-2 Agreement dated 04/30/2015 *

b. American Century
(1)
American Century Investment Services, Inc. Shareholder Services Agreement dated 04/01/1999 as amended on 05/01/2001, 05/01/2002, 05/01/2004, and 10/13/2005 (filed with the Commission for 333-116220 as Ex-99.8C1 on 05/01/2008 Accession No. 0000950137-08-006515)

(2)	American Century Investment Services, Inc. Amendment No. 5 to Shareholder Services Agreement dated 06/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	American Century Investment Services, Inc. Amendment No. 6 and Joinder to Shareholder Service Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	American Century Investment Services, Inc. Amendment No. 7 to Shareholder Service Agreement dated 03/20/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	American Century Investment Services, Inc. Rule 22c-2 Agreement (filed with the Commission as Ex-99.8C2 on 05/01/08 Accession No. 0000950137-08-006515)
(6)	American Century Investment Services, Inc. Amendment No. 1 to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

c. American Funds
(1)	American Funds Distributors, Inc. Participation and Service Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	American Funds Distributors, Inc. Business Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	American Funds Service Company Rule 22c-2 Agreement dated 05/19/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	American Funds Form of First Amendment To Fund Participation and Service Agreement (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)

d. BlackRock
(1)	BlackRock Variable Series Funds, Inc. Participation Agreement dated 05/19/2015 *
(2)	BlackRock Advisors, LLC Administrative Services Agreement dated 05/19/2015 *
(3)	BlackRock Variable Series Funds, Inc. Distribution Sub-Agreement dated 05/19/2015 *

e. Calvert
(1)	Calvert Variable Products, Inc. Consolidated Fund Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Calvert Insurance Services, Inc. Amendment to Consolidated Fund Participation Agreement dated 04/30/2014 (filed with the commission on 10/09/2014 Accession No. 0000009713-14-000090)
(3)	Calvert Insurance Services, Inc. Consolidated Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Calvert Insurance Services, Inc. Amendment to Consolidated Services Agreement dated 04/30/2014 (filed with the commission on 10/09/2014 Accession No. 0000009713-14-000090)
(5)	Calvert Distributors, Inc. Rule 22-2 Agreement with Princor dated 04/10/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Calvert Distributors, Inc. Rule 22-2 Agreement with Principal Life Insurance Company dated 03/29/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Calvert Investors, Inc. Omnibus Termination Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

f. ClearBridge/Legg Mason
(1)	Legg Mason Participation Agreement dated 04/26/2013 *
(2)	Legg Mason Administrative Services Agreement dated 04/26/2013 *

g. Columbia
(1)	Columbia Funds Variable Insurance Trust Participation Agreement dated 04/28/2015 *
(2)	Columbia Funds Variable Series Trust II Participation Agreement dated 04/28/2015 *
(3)	Columbia Management Investment Distributors, Inc. Services Agreement dated 05/01/2015 *

h. Delaware Distributors
(1)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(2)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 1 dated 12/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 2 dated 04/04/2014 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(4)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 3 dated 07/01/2015 *
(5)	Delaware Distributions, L.P. Administrative Services Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

i. Dreyfus
(1)	Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(2)	Dreyfus Services Corporation Participation Agreement Amendment No. 2 dated 04/15/11 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Dreyfus Services Corporation Participation Agreement Amendment No. 3 dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(4)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(5)	Dreyfus Services Corporation Administrative Services Agreement Amendment No. 2 and Joinder dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(6)	Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)
(7)	Dreyfus Service Corporation 12b-1 Letter Agreement for Service Class Shares dated 03/26/2002 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(8)	Dreyfus Service Corporation 12b-1 Letter Agreement Amendment No. 2 and Joinder dated 04/25/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(9)	Dreyfus Service Corporation 22c-2 Supplement Agreement dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

j. DWS
(1)	DWS Scudder Distributors, Inc. Participation Agreement dated 12/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	DWS Investments Distributors, Inc. Amendment No. 1 to Participation Agreement dated 01/05/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	DWS Investments Distributors, Inc. Amendment No. 2 to Participation Agreement dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	DWS Investments Distributors, Inc. Amendment No. 3 and Joinder to Participation Agreement dated 12/18/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	DWS Investments Distributors, Inc. Amendment No. 4 to Participation Agreement dated 04/10/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

k. Fidelity
(1)	Fidelity Distributors Corporation Amended and Restated Participation Agreement dated 12/20/2004 (filed with the Commission for 333-116220 as Ex-99.8E1 on 05/01/2008 Accession No. 0000950137-08-006515)
(2)	Fidelity Investments Institutional Operations Company, Inc. Services Agreement dated 07/01/1999 (filed with the Commission for 333-116220 as Ex-99.8E2 on 05/01/2008 Accession No. 0000950137-08-006515)
(3)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Service Class Shares dated 07/01/1999 (filed with the Commission for 333-116220 as Ex-99.8E3 on 05/01/2008 Accession No. 0000950137-08-006515)

(4)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Service Class Shares dated 07/01/1999 (filed with the Commission for 333-116220 as Ex-99.8E3 on 05/01/2008 Accession No. 0000950137-08-006515)

(5)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Initial Class Shares dated 03/01/2000 (filed with the Commission for 333-116220 as Ex-99.8E4 on 05/01/2008 Accession No. 0000950137-08-006515)

(6)
Fidelity Investments Institutional Operations Company, Inc. Service Contract for Service Class 2 Shares dated 04/01/2002 (filed with the Commission for 333-116220 as Ex-99.8E5 on 05/01/2008 Accession No. 0000950137-08-006515)

l. Franklin Templeton
(1)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement dated 11/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Franklin Templeton Distributors, Inc. Amendment No. 1 to Amended and Restated Participation Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Franklin Templeton Distributors, Inc. Amendment No. 2 to Amended and Restated Participation Agreement dated 08/16/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)
Franklin Templeton Distributors, Inc. Addendum to the Amended and Restated Participation Agreement Addendum dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(5)	Franklin Templeton Distributors, Inc. Amendment No. 3 to Amended and Restated Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Franklin Templeton Distributors, Inc. Amendment No. 4 to Amended and Restated Participation Agreement dated 09/16/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Franklin Templeton Distributors, Inc. Amendment No. 5 to Amended and Restated Participation Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Franklin Templeton Services, LLC Administrative Services Agreement dated 12/14/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Franklin Templeton Services, LLC Amendment No. 1 to Administrative Services Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Franklin Templeton Services, LLC Amendment No. 2 to Administrative Services Agreement dated 04/20/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Franklin Templeton Services, LLC Amendment No. 3 to Administrative Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(12)	Franklin Templeton Services, LLC Amendment No. 4 to Administrative Services Agreement dated 05/24/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(13)	Franklin Templeton Distributors, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(14)	Amendment to Franklin Templeton Shareholder Information Agreement (22c-2) dated April 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)
(15)	Amendment to Franklin Templeton Participation Agreement Addendum dated March 31, 2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)

m. Goldman Sachs
(1)	Goldman Sachs Variable Insurance Trust Participation Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F1 on 05/01/2008 Accession No. 0000950137-08-006515)
(2)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 2 dated 04/07/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 3 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Goldman Sachs & Co. Administrative Services Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F2 on 05/01/2008 Accession No. 0000950137-08-006515)
(6)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 2 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Goldman Sachs & Co. Rule 22c-2 Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8F3 on 05/01/2008 Accession No. 0000950137-08-006515)
(9)	Goldman Sachs & Co. Rule 22c-2 Agreement Amendment No. 1 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

n. Guggenheim/Rydex
(1)	Guggenheim Variable Funds Trust and Rydex Variable Trust Participation Agreement dated 05/01/2015 *
(2)	Guggenheim Funds Distributors, LLC Variable Product Services Agreement for the Rydex Variable Trust dated 05/01/2015 *
(3)	Guggenheim Funds Distributors, LLC Services Agreement dated 05/01/2015 *
(4)	Guggenheim Distributors, LLC FUND/SERV and Networking Agreement dated 10/28/2014 *

o. Invesco (formerly AIM Advisors, Inc.)
(1)
AIM Variable Insurance Funds, Inc. Participation Agreement dated 06/08/1999 as amended on 04/01/2001, 05/01/2002, 08/15/2002, 01/08/2003, 02/14/2003, 04/30, 2004, 04/29/2005 and 05/01/2006 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)

(2)	AIM Variable Insurance Funds, Inc. Amendment to Participation Agreement dated 04/30/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	AIM Variable Insurance Funds Tenth Amendment to Participation Agreement dated 04/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	AIM Variable Insurance Funds Eleventh Amendment & Joinder to Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	AIM Distributors, Inc. Distribution Services Agreement dated 10/01/2002 (filed with the Commission for 333-116220 as Ex-99.8A2 on 05/01/2008 Accession No. 0000950137-08-006515)
(6)	AIM Investment Services, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 333-116220 as Ex-99.8A3 on 05/01/2008 Accession No. 0000950137-08-006515)
(7)	AIM Investment Services, Inc. First Amendment & Joinder to the Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	AIM Advisors, Inc. Administrative Services Agreement dated 06/08/1999 (filed with the Commission for 333-116220 as Ex-99.8A4 on 05/01/2008 Accession No. 0000950137-08-006515)
(9)	AIM Advisors, Inc. Administrative Services Agreement Amendment 1 dated 04/30/2004 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)
(10)	AIM Advisors, Inc. Administrative Services Agreement Second Amendment & Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

p. Janus
(1)	Janus Aspen Series Participation Agreement (Service Shares) dated 04/28/2000, as amended 08/20/2007 (filed with the Commission for 033-74232 on 05/01/2008 Accession No. 0000950137-08-006521)
(2)	Janus Aspen Series Amendment No. 7 to Fund Participation Agreement (Service Shares) dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Janus Aspen Series Amendment No. 8 to Fund Participation Agreement (Service Shares) dated 02/24/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Janus Capital Management LLC Administrative Services Letter Agreement dated 05/06/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Janus Capital Management LLC Amendment to Administrative Services Letter Agreement (Service Shares) dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Janus Distributors, Inc. Distribution and Shareholder Services Agreement dated 08/28/2000 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Janus Funds Distribution and Shareholder Services Agreement - Janus Aspen Series - Service Shares dated 10/19/2001 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)
Janus Distributors, LLC letter amendment to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements dated 08/14/2006 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(9)	Janus Distributors LLC Amendment to Distribution and Shareholder Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Janus Aspen Series Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 033-74232 on 05/01/2008 Accession No. 0000950137-08-006521)
(11)	Janus Distributors LLC Amendment to Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(12)	Janus Services LLC Supplemental Agreement - Letter Regarding handling of Mutual Fund Orders dated 05/20/2005 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

q. MFS
(1)	MFS Fund Distributors, Inc. Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	MFS Fund/Serv and Networking Agreement to Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	MFS Fund Distributors, Inc. Administrative Services Letter Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	MFS Variable Insurance Trust Website Regulatory Document Agreement dated 03/06/2008 (filed with the Commission for 333-116220 as Ex-99.8J12 on 04/30/2010 Accession No. 0000898745-10-000129)
(5)	MFS Fund Distributors, Inc. Rule 22c-2 Shareholder Information Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8J13 on 04/30/2010 Accession No. 0000898745-10-000129)
(6)	MFS Fund Distributors, Inc. Amendment No. 1 to Rule 22c-2 Shareholder Information Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

r. Neuberger Berman
(1)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(2)	Neuberger Berman Advisers Management Trust Fund Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(3)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(4)
Neuberger Berman Management LLC Distribution and Administrative Services Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(5)	Rule 22c-2 Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(6)	Neuberger Berman Advisers Management Trust Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

s. PIMCO
(1)	PIMCO Variable Insurance Trust Participation Agreement dated 03/09/09- (filed with the Commission for 333-116220 as Ex-99.B (8k1) on 03/01/10 Accession No. 0000898745-10-000129)
(2)	PIMCO Variable Insurance Trust Novation of and Amendment to Participation Agreement dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 1 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 2 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	PIMCO Variable Insurance Trust Participation Agreement Instrument of Accession and Amendment dated 08/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares dated 03/09/09 (filed with the Commission for 333-116220 as Ex-99.B (8k2) on 03/01/10 Accession No. 0000898745-10-000129)

(7)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares Amendment No. 1 dated 04/22/09 (filed with the Commission for 333-116220 as Ex-99.B (8k3) on 03/01/10 Accession No. 0000898745-10-000129)

(8)	PIMCO Variable Insurance Trust Administrative Services Agreement Assignment and Amendment dated 03/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

t. Principal Variable Contracts Funds, Inc.
(1)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Principal Variable Contracts Funds, Inc. Participation Agreement Letter Amendment dated 06/17/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment dated 02/09/2015 (filed with the Commission on 04/29/2015 Accession No. 0000009713-15-000043)
(7)	Principal Variable Contracts Fund, Inc. Rule 12b-1 Compensation Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Principal Variable Contracts Fund, Inc. Amendment to Rule 12b-1 Compensation Letter dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

u. The Merger Fund VL
(1)	The Merger Fund VL Participation Agreement dated 05/05/2015 *
(2)	The Merger Fund VL Administrative Services Agreement dated 05/05/2015 *

v. Van Eck
(1)	Van Eck Worldwide Insurance Trust Participation Agreement dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L1 on 03/01/2010 Accession No. 0000898745-10-000129)
(2)	Van Eck Worldwide Insurance Trust Participation Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3)	Van Eck VIP Trust Participation Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4)	Van Eck Securities Corporation Service Agreement dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L3 on 03/01/2010 Accession No. 0000898745-10-000129)
(5)	Van Eck Securities Corporation Service Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(6)	Van Eck Securities Corporation Service Agreement Amendment No. 2 dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(7)	Van Eck Securities Corporation Service Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(8)	Van Eck Securities Corporation Service Agreement Amendment No. 4 dated 05/01/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L2 on 03/01/2010 Accession No. 0000898745-10-000129)
(10)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(9)	Opinion of Counsel (filed with the commission on 10/09/2014 Accession No. 0000009713-14-000090)
(10a)	Consent of Ernst & Young LLP *
(10b)	Powers of Attorney *
(10c)	Consent of Counsel *
(11)	Financial Statement Schedules *

* Filed Herein
** To be filed by amendment

Item 25. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive Committee
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 520 Sandhill Ct. Marco Island, FL 34145	Director Member, Audit and Human Resources Committees
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee Member, Nominating and Governance Committee
DENNIS H. FERRO 21 Sago Palm Road Vero Beach, FL 32963	Director Member, Audit Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Member, Audit and Human Resources Committees
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Member, Executive Committee Principal Life: President and Chief Executive Officer
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 12 Windswept Circle Thornton, NH 03285-6883	Director Member, Executive, Human Resources and Nominating and Governance Committees
LARRY D. ZIMPLEMAN Principal Financial Group Des Moines, IA 50392	Chairman of the Board and Chair, Executive Committee

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG(1)	Chairman - Principal Financial Group - Asia
DAVID M. BLAKE(2)	Senior Executive Director and Head Global Fixed Income
ELIZABETH S. BRADY(2)	Senior Vice President and Chief Marketing Officer
GREGORY J. BURROWS(2)	Senior Vice President Retirement and Investor Services
NICHOLAS M. CECERE(2)	Senior Vice President - USIS Distribution
TIMOTHY M. DUNBAR(2)	Executive Vice President and Chief Investment Officer
GREGORY B. ELMING(2)	Senior Vice President and Chief Risk Officer
NORA M. EVERETT(2)	President Retirement and Investor Services
AMY C. FRIEDRICH(2)	Senior Vice President, Specialty Benefits Division
GINA L. GRAHAM(2)	Vice President and Treasurer
PATRICK G. HALTER(2)	Senior Executive Director Principal Real Estate Investors
MARK S. LAGOMARCINO(2)	Senior Vice President and Deputy General Counsel
JULIA M. LAWLER(2)	Senior Executive Director - Multi-Asset Allocation
TERRANCE J. LILLIS(2)	Executive Vice President and Chief Financial Officer
GREGORY A. LINDE(2)	Senior Vice President Individual Life
JAMES P. MCCAUGHAN(2)	President - Global Asset Management
BARBARA A. MCKENZIE(2)	Senior Executive Director and Chief Operating Officer - Boutique Operations (PGI)
DENNIS J. MENKEN(2)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(2)	Senior Vice President Retirement and Investor Services
ELIZABETH L. RAYMOND(2)	Senior Vice President and Chief Human Resources Officer
ANGELA R. SANDERS(2)	Senior Vice President and Controller
RENEE V. SCHAAF(2)	Senior Vice President and Chief Operating Officer, Principal International
GARY P. SCHOLTEN(2)	Executive Vice President and Chief Information Officer
KAREN E. SHAFF(2)	Executive Vice President, General Counsel and Secretary
ELLEN W. SHUMWAY(2)	Senior Executive Director - Strategy and Boutique Operations (PGI)
DEANNA D. STRABLE(2)	President - U.S. Insurance Solutions
LUIS E. VALDES(2)	President - International Asset Management and Accumulation
LEANNE M. VALENTINE(2)	Senior Vice President and Deputy General Counsel
ROBERTO WALKER(3)	Senior Vice President and President, Principal Financial Group - Latin America

(1)	Unit 1001-3, Central Plaza
18 Harbour Road
Wanchai
Hong Kong, China

(2)	711 High Street
Des Moines, IA 50392

(3)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2015 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2015)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->Princor Financial Services Corporation*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	74
-->Claritas Participacoes S.A.*#	Brazil	86
-->Claritas Administracao de Recursos LTDA *#	Brazil	82
-->Principal International, Inc.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->CIMB - Principal Asset Management Berhad*	Malaysia	40
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (S) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->Finansa Asset Management Limited *#<	Thailand	100
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal International Mexico, LLC *#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Distribuidora Principal Mexico, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero.*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion,	Mexico	100
Principal Grupo Financiero *#
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited *	Wales/United Kingdom	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	76
-->PGI Finisterre Holding Company LTD *	Wales/United Kingdom	100
-->Finisterre Holdings Limited *	Malta	56.5
-->Finisterre Capital UK Limited *	Wales/United Kingdom	100
-->Finisterre Capital LLP *	Wales/United Kingdom	86

-->Finisterre Hong Kong Limited *	Hong Kong	100
-->Finisterre Malta Limited *	Malta	100
-->Finisterre USA, Inc. *	Delaware	100
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	50
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal PNB Asset Management Company Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company +#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Global Columbus Circle, LLC*#<	Delaware	100
-->CCI Capital Partners, LLC *#<	Delaware	100
-->Post Advisory Group, LLC*#<	Delaware	80
-->Post Advisory Europe Limited *#<	Wales/United Kingdom	100
-->Principal Global Investors Trust*#<	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->CCIP, LLC*#<	Delaware	95
-->Columbus Circle Investors*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC *#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health *#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Financial Services (Australia), Inc.*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Management Corporation*#	Iowa	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Edge Asset Management, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC *#	Delaware	100
-->Principal Financial Services II (US), LLC *#	Delaware	100

-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP *#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services VI (UK) LTD *#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD *#	United Kingdom	100
-->Liongate Capital Management LLP *	Wales/United Kingdom	55
-->Liongate Limited *	Malta	55
-->Liongate Capital Management (Cayman) Limited *	Cayman Islands	100
-->Liongate Capital Management (UK) Limited *	Wales/United Kingdom	100
-->Liongate Multi-Strategy GP Limited *	Cayman Islands	100
-->Liongate Capital Management Limited *	Malta	100
-->Liongate Capital Management (India) Private Limited *	India	100
-->Liongate Capital Management Inc.	Delaware	100
-->Liongate Capital Management (US) LP *	Delaware	100
-->Principal Financial Services Latin America LTD. *#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile *#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Asset Management Chile S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.	Chile	100
-->Hipotecaria Cruz Del Sur Principal, S.A *	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A. *#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Morley Financial Services, Inc. *#	Oregon	100
-->Morley Capital Management, Inc.*#	Oregon	100
-->Union Bond & Trust Company*#	Oregon	100
-->Principal Investors Corporation*#	New Jersey	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27. Number of Contractowners - As of March 31, 2016

(1)	(2)
Number of
Title of Class	Contractowners
BFA Variable Annuity Contracts	6
Pension Builder Plus Contracts	71
Personal Variable Contracts	13
Premier Variable Contracts	22
Flexible Variable Annuity Contract	21,144
Freedom Variable Annuity Contract	835
Freedom 2 Variable Annuity Contract	262
Investment Plus Variable Annuity Contract	67,459
Principal Lifetime Income Solutions	1,040
Principal Pivot Series Variable Annuity	580

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

(b)    Management

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Deborah J. Barnhart	Director/Distribution (PPN)
Principal Financial Group(1)

Patricia A. Barry	Assistant Corporate Secretary
Principal Financial Group(1)

Teresa M. Button	Vice President and Treasurer
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group(1)

William Dunker	AML Officer
Principal Financial Group(1)

Gregory B. Elming	Director
Principal Financial Group(1)

Nora M. Everett	Director
Principal Financial Group(1)

Stephen G. Gallaher	Assistant General Counsel/Assistant Corporate Secretary
Principal Financial Group(1)

Kara Hoogensen	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Jennifer Litchfield	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Julie LeClere	Senior Vice President/Managing Director
Principal Financial Group(1)

Martin R. Richardson	Vice President - Broker Dealer Operations
Principal Financial Group(1)

Karen E. Shaff	Executive Vice President/General Counsel/Corporate Secretary
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Jeffrey A. Van Baale	Chief Information Officer
Principal Financial Group(1)

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

John Wetherell	Private Funds Chief Compliance Officer
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50392
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$41,960,517.71	0	0	0

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.
Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.
Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 29th day of April, 2016.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Director, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. J. Houston	Director, President, and	April 29, 2016
D. J. Houston	Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 29, 2016
A. R. Sanders	(Principal Accounting Officer)

/s/ T. J. Lillis	Executive Vice President and	April 29, 2016
T. J. Lillis	Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	April 29, 2016
B. J. Bernard

(J. Carter-Miller)*	Director	April 29, 2016
J. Carter-Miller

(G. E. Costley)*	Director	April 29, 2016
G. E. Costley

(M.T. Dan)*	Director	April 29, 2016
M. T. Dan

(D. H. Ferro)*	Director	April 29, 2016
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	April 29, 2016
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 29, 2016
S. L. Helton

(R. C. Hochschild)*	Director	April 29, 2016
R. C. Hochschild

(B. C. Pickerell)*	Director	April 29, 2016
B. C. Pickerell

(E. E. Tallett)*	Director	April 29, 2016
E. E. Tallett

(L. D. Zimpleman)*	Chairman of the Board	April 29, 2016
L. D. Zimpleman

*By	/s/ D. J. Houston
D. J. Houston
Director, President, and Chief Executive Officer

*	Powers of Attorney filed herein